As filed with the Securities and Exchange              Registration No. 33-81216
Commission on April 9, 2001                            Registration No. 811-2513

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

-------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 18 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X     on May 1, 2001 pursuant to paragraph (b) of Rule 485
     -----

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET



FORM N-4
ITEM NO.                      PART A (PROSPECTUS)                    LOCATION - PROSPECTUS DATED MAY 1, 2001
    1        Cover Page...........................................   Cover Page

    2        Definitions..........................................   Not Applicable

    3        Synopsis.............................................   Contract Overview; Fee Table

    4        Condensed Financial Information......................   Condensed Financial Information; Appendix IV -
                                                                     Condensed Financial Information

    5        General Description of Registrant, Depositor, and
             Portfolio Companies..................................   Other Topics - The Company; Variable Annuity Account C;
                                                                     Appendix III - Fund Descriptions

    6        Deductions and Expenses..............................   Fee Table; Fees

    7        General Description of Variable Annuity Contracts....   Contract Overview; Other Topics

    8        Annuity Period.......................................   The Income Phase

    9        Death Benefit........................................   Death Benefit

   10        Purchases and Contract Value.........................   Contract Purchase or Participation; Your Account Value

   11        Redemptions..........................................   Right to Cancel

   12        Taxes................................................   Taxation

   13        Legal Proceedings....................................   Other Topics - Legal Matters and Proceedings


   14        Table of Contents of the Statement of Additional
             Information..........................................   Contents of the Statement of Additional Information


FORM N-4                     PART B (STATEMENT OF                    LOCATION - STATEMENT OF ADDITIONAL INFORMATION
ITEM NO.                    ADDITIONAL INFORMATION)                                  DATED MAY 1, 2001
   15        Cover Page...........................................   Cover page

   16        Table of Contents....................................   Table of Contents

   17        General Information and History......................   General Information and History

   18        Services.............................................   General Information and History; Independent Auditors

   19        Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

   20        Underwriters.........................................   Offering and Purchase of Contracts

   21        Calculation of Performance Data......................   Performance Data; Average Annual Total Return Quotations

   22        Annuity Payments.....................................   Income Phase Payments

   23        Financial Statements.................................   Financial Statements of the Separate Account


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------
[SIDE NOTE]
THE FUNDS
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP


Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP


Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP


Aetna Value Opportunity VP


Calvert Social Balanced Portfolio


Fidelity Variable Insurance Products Fund (VIP) Equity-Income
 Portfolio
Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio


Fidelity Variable Insurance Products Fund II (VIP II) Asset Manager
 Portfolio
Fidelity Variable Insurance Products Fund II (VIP II)
 Contrafund-Registered Trademark- Portfolio
Fidelity Variable Insurance Products Fund II (VIP II) Index 500
 Portfolio
Janus Aspen Aggressive Growth Portfolio


Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio



MFS-Registered Trademark- Total Return Series



Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA


Pilgrim Emerging Markets Fund, Inc. (formerly Lexington Emerging
 Markets Fund, Inc.)
Pilgrim Natural Resources Trust (formerly Lexington Natural Resources
 Trust)(1)
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio


[END SIDE NOTE]
THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

You may participate in this contract if you are an eligible employee participating in the State University of New York (SUNY) defined contribution retirement plan or any predecessor SUNY plan under section 403(b) of the Tax Code.

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus at page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2001, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-677-4636. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 35 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.
-----------------------------------


(1) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account

                                    -- Fixed Plus Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW........................................         4
   Who's Who
   The Contract and Your Retirement Plan
   Contract Rights
   Contract Facts
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good Order
   (sidebar)
   Contract Phases: Accumulation Phase, Income Phase

 FEE TABLE..................................................         6

 CONDENSED FINANCIAL INFORMATION............................        10

 INVESTMENT OPTIONS.........................................        10

 TRANSFERS..................................................        11

 CONTRACT PURCHASE OR PARTICIPATION.........................        13

 CONTRACT OWNERSHIP AND RIGHTS..............................        14

 RIGHT TO CANCEL............................................        14

 FEES.......................................................        15

 YOUR ACCOUNT VALUE.........................................        16

 WITHDRAWALS................................................        19

 SYSTEMATIC DISTRIBUTION OPTIONS............................        20

 DEATH BENEFIT..............................................        21

 THE INCOME PHASE...........................................        22

 TAXATION...................................................        26

 OTHER TOPICS...............................................        30

 The Company--Variable Annuity Account C--Performance
 Reporting--Voting Rights--Contract Distribution--Contract
 Modification--Legal Matters and Proceedings--Payment Delay or
 Suspension--Intent to Confirm Quarterly

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........        35

 APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT................        36

 APPENDIX II--FIXED PLUS ACCOUNT............................        38

 APPENDIX III--FUND DESCRIPTIONS............................        40

 APPENDIX IV--CONDENSED FINANCIAL INFORMATION...............        42

[SIDE NOTE]
QUESTIONS: CONTACTING THE
COMPANY. To answer your questions, contact your local representative or write or call the Company through:
Service Center
P.O. Box 12894
Albany, New York 12212-2894
(1-800-677-4636)
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Service Center to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

You (the participant): The individual participating in a retirement plan, where the plan uses the contracts as funding options.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contracts. The contract holder is the trustee of a multiple employer trust approved by the Company to apply for and own the contracts as authorized by SUNY.

We, Us, Our (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN). A plan sponsor has established a retirement plan for you. The contracts are offered as funding options for that plan. We are not a party to the plan, so the terms and the conditions of the contracts and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 403(b), 401(a) and 414(h) plans. For a description, see "Taxation."

                                CONTRACT RIGHTS
-------------------------------------------------------------------

Under each contract, we establish an employee account and an employer account for you. You have a nonforfeitable right to the value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan. You may exercise certain rights under the contract as permitted by the plan. See "Contract Ownership and Rights."

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. Participants may cancel their purchase no later than 10 days after they receive the document evidencing their participation in the contract. See "Right To Cancel."

DEATH BENEFIT. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may, subject to the limits in the contract and certification from the plan administrator that you are eligible, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. Subject to the terms of the plan, you may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g. 403(b) and 401(a) plans) also defer payment of taxes on earnings until they are withdrawn. When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------
I. THE ACCUMULATION PHASE.
 (accumulating retirement benefits
 under your contract)

STEP 1: You or the contract holder
provide Aetna Life Insurance and
Annuity Company with your completed
enrollment materials. The contract
holder directs us to set up an
employee account and employer
account under each contract.

STEP 2: You direct us to
invest your account dollars in one
or more of the following investment
options:
(a)  Fixed Interest Options: or
(b)  Variable Investment Options.
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account C.
     Each one invests in a specific
     mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Payments to Your Account
Step1
Aetna Life Insurance and Annuity Company

A)   STEP 2  B)

Fixed Interest Options
VARIABLE ANNUITY ACCOUNT C Variable Investment Options

THE SUBACCOUNTS
A                  B  ETC.

Step 3

MUTUAL  MUTUAL
Fund A  Fund B

II. THE INCOME PHASE. (receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options. See "The Income Phase." In general, you may:
-- Receive income phase payments over a lifetime or for a specified period;
-- Receive income phase payments monthly, quarterly, semi-annually or annually; -- Select an income phase payment option that provides a death benefit to your beneficiary(ies); or
-- Select fixed income phase payments or payments that vary based upon the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Fees Deducted from Investments in the Subaccounts
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Premium and Other Taxes
SEE "THE INCOME PHASE" FOR:
-- Fees During the Income Phase
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

FEES DEDUCTED FROM THE SUBACCOUNTS

(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE.........................       1.25%
ADMINISTRATIVE EXPENSE CHARGE......     0.00%        -           0.25%(1)
                                       ------------------------------
TOTAL SEPARATE ACCOUNT EXPENSES....     1.25%        -           1.50%
                                       ==============================

(1) We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.


                                                     FUND EXPENSE TABLE(1)                                           NET FUND
                                                                                          TOTAL FUND                  ANNUAL
                                                                                            ANNUAL                   EXPENSES
                                                                                           EXPENSES                    AFTER
                                                                   INVESTMENT              WITHOUT       TOTAL        WAIVERS
                                                                    ADVISORY     OTHER    WAIVERS OR  WAIVERS AND       OR
FUND NAME                                                             FEES      EXPENSES  REDUCTIONS  REDUCTIONS    REDUCTIONS
---------                                                             ----      --------  ----------  ----------    ----------
Aetna Ascent VP(2)                                                     0.60%     0.15%       0.75%        0.00%          0.75%
Aetna Balanced VP, Inc.                                                0.50%     0.09%       0.59%          --           0.59%
Aetna Bond VP                                                          0.40%     0.10%       0.50%          --           0.50%
Aetna Crossroads VP(3)                                                 0.60%     0.15%       0.75%        0.05%          0.70%
Aetna Growth and Income VP                                             0.50%     0.08%       0.58%          --           0.58%
Aetna Index Plus Large Cap VP(2)                                       0.35%     0.09%       0.44%        0.00%          0.44%
Aetna Index Plus Mid Cap VP(3)                                         0.40%     0.22%       0.62%        0.02%          0.60%
Aetna Index Plus Small Cap VP(3)                                       0.40%     0.46%       0.86%        0.26%          0.60%
Aetna Legacy VP(3)                                                     0.60%     0.16%       0.76%        0.11%          0.65%
Aetna Money Market VP                                                  0.25%     0.09%       0.34%          --           0.34%
Aetna Value Opportunity VP(2)                                          0.60%     0.15%       0.75%        0.00%          0.75%
Calvert Social Balanced Portfolio(4)                                   0.70%     0.18%       0.88%        0.00%          0.88%
Fidelity VIP Equity-Income Portfolio(5)                                0.48%     0.08%       0.56%          --           0.56%
Fidelity VIP High Income Portfolio                                     0.58%     0.10%       0.68%          --           0.68%
Fidelity VIP II Asset Manager Portfolio                                0.53%     0.08%       0.61%          --           0.61%
Fidelity VIP II Contrafund-Registered Trademark- Portfolio(5)          0.57%     0.09%       0.66%          --           0.66%
Fidelity VIP II Index 500 Portfolio(6)                                 0.24%     0.09%       0.33%        0.05%          0.28%
Janus Aspen Aggressive Growth Portfolio(7)                             0.65%     0.01%       0.66%        0.00%          0.66%
Janus Aspen Growth Portfolio(7)                                        0.65%     0.02%       0.67%        0.00%          0.67%
Janus Aspen Worldwide Growth Portfolio(7)                              0.65%     0.04%       0.69%        0.00%          0.69%
MFS-Registered Trademark- Total Return Series(8)                       0.75%     0.15%       0.90%        0.00%          0.90%
Oppenheimer Global Securities Fund/VA                                  0.64%     0.04%       0.68%          --           0.68%
Oppenheimer Strategic Bond Fund/VA                                     0.74%     0.05%       0.79%          --           0.79%
Pilgrim Emerging Markets Fund, Inc.                                    0.85%     0.89%       1.74%          --           1.74%
Pilgrim Natural Resources Trust                                        1.00%     0.66%       1.66%          --           1.66%
PPI MFS Capital Opportunities Portfolio(9)                             0.65%     0.25%       0.90%        0.00%          0.90%
PPI MFS Emerging Equities Portfolio(9)                                 0.66%     0.13%       0.79%        0.00%          0.79%
PPI MFS Research Growth Portfolio(9)                                   0.69%     0.15%       0.84%        0.00%          0.84%
PPI Scudder International Growth Portfolio(9)                          0.80%     0.20%       1.00%        0.00%          1.00%
PPI T. Rowe Price Growth Equity Portfolio(9)                           0.60%     0.15%       0.75%        0.00%          0.75%


FOOTNOTES TO THE "FUND EXPENSE TABLE"


(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors.

(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.

(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(4) "Other Expenses" reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the investment advisory fee, other expenses and total annual expenses in 2000 were 0.24%, 0.04% and 0.28%, respectively.

(7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.

(8) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted a mortality and expense risk charge of 1.25% annually and the maximum administrative expense charge of 0.25% annually (the administrative expense charge is not currently being charged). The total fund expenses are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.              Whether or not you withdraw or if you select an income phase
 -- They should not be considered a representation       payment option at the end of the periods shown, you would
    of past or future expenses or expected returns.      pay the following fees:
 -- Actual expenses and/or returns may be more or
    less than those shown in these examples.


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                               ------    -------    -------    --------
Aetna Ascent VP                                                 $23        $ 70       $120       $258
Aetna Balanced VP, Inc.                                         $21        $ 65       $112       $242
Aetna Bond VP                                                   $20        $ 63       $108       $233
Aetna Crossroads VP                                             $23        $ 70       $120       $258
Aetna Growth and Income VP                                      $21        $ 65       $112       $241
Aetna Index Plus Large Cap VP                                   $20        $ 61       $105       $226
Aetna Index Plus Mid Cap VP                                     $22        $ 66       $114       $245
Aetna Index Plus Small Cap VP                                   $24        $ 74       $126       $270
Aetna Legacy VP                                                 $23        $ 71       $121       $260
Aetna Money Market VP                                           $19        $ 58       $100       $216
Aetna Value Opportunity VP                                      $23        $ 70       $120       $258
Calvert Social Balanced Portfolio                               $24        $ 74       $127       $272
Fidelity VIP Equity-Income Portfolio                            $21        $ 65       $111       $239
Fidelity VIP High Income Portfolio                              $22        $ 68       $117       $251
Fidelity VIP II Asset Manager Portfolio                         $21        $ 66       $113       $244
Fidelity VIP II Contrafund-Registered Trademark-Portfolio       $22        $ 68       $116       $249
Fidelity VIP II Index 500 Portfolio                             $19        $ 58       $ 99       $215
Janus Aspen Aggressive Growth Portfolio                         $22        $ 68       $116       $249
Janus Aspen Growth Portfolio                                    $22        $ 68       $116       $250
Janus Aspen Worldwide Growth Portfolio                          $22        $ 69       $117       $252
MFS-Registered Trademark-Total Return Series                    $24        $ 75       $128       $274
Oppenheimer Global Securities Fund/VA                           $22        $ 68       $117       $251
Oppenheimer Strategic Bond Fund/VA                              $23        $ 72       $123       $263
Pilgrim Emerging Markets Fund, Inc.                             $33        $100       $169       $354
Pilgrim Natural Resources Trust                                 $32        $ 97       $165       $347
PPI MFS Capital Opportunities Portfolio                         $24        $ 75       $128       $274
PPI MFS Emerging Equities Portfolio                             $23        $ 72       $123       $263
PPI MFS Research Growth Portfolio                               $24        $ 73       $125       $268
PPI Scudder International Growth Portfolio                      $25        $ 78       $133       $284
PPI T. Rowe Price Growth Equity Portfolio                       $23        $ 70       $120       $258

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.


-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from the Service Center at the address and phone number listed in "Contract Overview--Questions", by accessing the SEC's website, or by contacting the SEC Public Reference Room.


FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your Aetna representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, the fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some funds and fixed interest options may not be available through certain contracts or plans. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time during the accumulation phase.

Each subaccount, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


ADDITIONAL RISKS OF INVESTING IN THE FUNDS.  (MIXED AND SHARED FUNDING)



"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.



"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.



-- Shared--bought by more than one company



-- Mixed--bought for annuities and life insurance



It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share values to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.




TRANSFERS
----------------------------------------------


TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and, subject to state approval, during the income phase, you may transfer among investment options. You may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I and II.



VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Service Center.


TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


THE DOLLAR COST AVERAGING PROGRAM. Subject to state approval, the contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from Aetna Money Market VP to the Fixed Plus Account, GAA, or one or more subaccounts that you select. Amounts transferred to or from the Fixed Plus Account and subsequently withdrawn from the contract during the accumulation phase may be subject to the Fixed Plus Account transfer and partial surrender restrictions. (See Appendix II). Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the Pilgrim Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions." This program is not available to participants in the Asset Rebalancing Program.



THE ASSET REBALANCING PROGRAM. Subject to state approval, this program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. There is no additional charge for this service. If elected, account values invested in the subaccounts (excluding the Aetna GET Fund subaccount) will be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Plus Account will not be rebalanced. To elect to participate in the Asset Rebalancing Program, contact the Service Center. This program is not available to participants in the Dollar Cost Averaging Program.

CONTRACT PURCHASE OR PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group flexible premium deferred variable annuity contracts that the Company offers in connection with retirement plans under Code Section 403(b), 401(a) and 414(h). They are designed to fund the State University of New York (SUNY) defined contribution retirement plan, (the SUNY Plan) and to accept transfers of amounts made to the predecessor program which is qualified under Section 403(b) of the Code.

There are two group deferred variable annuity contracts:

1) The rollover contracts, for transferred assets from the predecessor
   Section 403(b) optional retirement program; and

2) The modal contracts for ongoing contributions and transferred assets made to the SUNY Plan, a plan qualified under sections 401(a) and 414(h) of the Code.

PURCHASING THE CONTRACT. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.


PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to the Service Center. (See "Contract Overview-- Questions.") If your enrollment is accepted, we establish an employee account and an employer account for each participant.


-- Under the rollover contract, we will allocate purchase payments attributable to transfers of after-tax employee contributions made to a predecessor 403(b) plan to the employee account, and purchase payments attributable to a transfer of employer contributions made under the same plan to the employer account.

-- Under the modal contract, we will allocate funds attributable to Code section 414(h) contributions to an employee account, and ongoing payments under Code section 401(a) and transferred funds attributable to Code section 401(a) contributions from another investment provider to an employer account.

ACCEPTANCE OR REJECTION OF APPLICATION OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment forms within two business days of receipt. If the application or enrollment forms are incomplete, we may hold any forms and accompanying purchase payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. You direct us to allocate initial purchase payments among the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers."

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? We issue the contract to a trustee of a multiple employer trust that has applied for and owns the contract as authorized by SUNY and the Company.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? You have a nonforfeitable value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? You may select the investment options to be used for allocations to your employee account and employer account. You may elect an income phase payment if the plan administrator certifies that you are eligible for a distribution and that the form of annuity is permitted under the terms of the plan.

RIGHT TO CANCEL
----------------------------------------------


WHEN AND HOW TO CANCEL. You may cancel your purchase within ten days after receiving the document evidencing your interest by returning it to the Service Center along with a written notice of cancellation.



REFUNDS. We will produce a refund to you not later than seven days after we receive the document evidencing your interest and the written notice of cancellation at the Service Center. The refund will equal the dollars contributed to your accounts plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options.

[SIDE NOTE]


TYPES OF FEES


There are two types of fees your account may incur:


-- Fees Deducted from the Subaccounts

- Mortality and Expense Risk Charge

- Administrative Expense Charge


-- Fees Deducted by the Funds

- Investment Advisory Fees
- Other Expenses
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.


FEES DEDUCTED FROM THE SUBACCOUNTS


MORTALITY AND EXPENSE RISK CHARGE

AMOUNT. 1.25% on an annual basis of your account value invested in the subaccounts.


WHEN/HOW. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. We deduct this fee during the accumulation phase and the income phase. See also "The Income Phase--Charges Deducted."


PURPOSE. The fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risk are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25%. We currently do not impose this fee. We reserve the right, however, to charge up to 0.25% on an annual basis from your account value invested in the funds.

WHEN/HOW. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee and expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payments(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


CHARGES FOR AETNA GET FUND



Various series of Aetna GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.


YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date; less

-- Deductions, if any, from the fixed interest options (e.g., withdrawals, fees); plus

-- The current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus;

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

-- Divided by the total value of the subaccount units at the preceding valuation;

-- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for Aetna GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

                                          STEP 1:  You make an initial
                                          contribution of $5000.

                                          STEP 2:
                                          A. You direct us to invest $3,000 in
                                             Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided by the
                                             current $10 AUV).

                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 80 accumulation units of
                                             Subaccount B ($2,000 divided by the
                                             current $25 AUV).

                                          STEP 3: The separate account then
                                          purchases shares of the applicable
                                          funds at the current market value (net
                                          asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$5,000 contribution
STEP 1
Aetna Life Insurance and Annuity Company
STEP 2
Variable Annuity Account C

SUBACCOUNT A  SUBACCOUNT B  ETC.
300                     80
accumulation  accumulation
units                units

STEP 3

FUND A  FUND B

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Market Value Adjustment (see Appendix I)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Service Center at the number listed in "Contract Overview--Questions."

[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, you may withdraw all or a portion of your account value at any time during the accumulation phase. Your plan administrator must certify that you are eligible, both as to the timing and form of distribution.

STEPS FOR MAKING A WITHDRAWAL.  You must:

-- Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) plus the amount available for withdrawal from the Fixed Plus Account.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amounts available from the Fixed Plus Account may be limited.

    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix II.


-- Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.



-- Properly complete a disbursement form and submit it to the Service Center.



CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) As of the next valuation after we receive a request for withdrawal in good order at the Service Center, or
(2) On such later date as specified on the disbursement form.



DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Service Center.


REINVESTMENT PRIVILEGE. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------


AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. In addition, for the employer account and certain employee accounts, the contract holder must provide written certification that the distribution is in accordance with the terms of the plan. To determine what systematic distribution options are available, check with the Company at the Service Center.


The systematic distribution options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan.

-- LEO--LIFE EXPECTANCY OPTION. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. (See "Taxation.")

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

  Under ECO, we calculate the minimum distribution amount required by law at the later of age 70 1/2 or retirement, and pay you that amount once a year.


-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or from the Company at the Service Center.


AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.


TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other systematic distribution option be elected unless the Tax Code permits it.


CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "The Income Phase.") [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

(1) Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.

(2) The payment request should include selection of a benefit payment option.


(3) Within seven days after we receive proof of death acceptable to us and payment request in good order at the Service Center, we will mail payment, unless otherwise requested.


Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options.
   See "The Income Phase--Payment Options"; or

-- If the beneficiary is your spouse, payment in accordance with an available systematic distribution option. See "Systematic Distribution Options."

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving your account value invested in the contract; or

-- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options."

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

The account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected, and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. Subject to state approval, you may make up to twelve transfers per calendar year among available investment options. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, for amounts held in the Fixed Plus Account during the accumulation phase, income phase payments may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. See "Contract Overview--Questions."

MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."


DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the Service Center.


TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.
                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
     Life Income           annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as
                           otherwise specified in the contract.
     Life Income--         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Guaranteed            dies before we have made all the guaranteed payments, we
     Payments              will pay the beneficiary a lump sum (unless otherwise
                           requested) equal to the present value of the remaining
                           guaranteed payments.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (a) This option allows a choice of 100%, 66 2/3% or 50% of
     Life Income--Two      the payment to continue to the surviving annuitant after the
     Lives                     first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: Payments end after the deaths of both annuitants.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for a Minimum of 120 months, or as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment will continue to
     Life Income--Two      the surviving annuitant after the first death.
     Lives--Guaranteed     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
     Payments              annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless
                           otherwise requested) equal to the present value of the
                           remaining guaranteed payments.
     Life Income--Cash     LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Refund                DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
     Option--fixed         annuitant's death, we will pay a lump- sum payment equal to
     payment only          the amount originally applied to the payment option (less
     (subject to state     any premium tax) and less the total amount of fixed income
     approval)             payments paid.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Life Income--Two      CONTINUING PAYMENT: 100% of the payment to continue after
     Lives--Cash Refund    the first death.
     Option--fixed         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
     payment only          annuitants die, we will pay a lump-sum payment equal to the
     (subject to state     amount applied to the income phase payment option (less any
     approval)             premium tax) and less the total amount of fixed income
                           payments paid.

                    NONLIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: Payments generally may be fixed or
                           variable and may be made for 3-30 years. However, for
                           amounts held in the Fixed Plus Account during the
                           accumulation phase, the payment must be on a fixed basis and must be for 6-30 years. In certain cases a lump-sum payment
     Nonlifetime--         may be requested at any time (see below).
     Guaranteed            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Payments              dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
     LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed" Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Service Center.

     CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

[SIDE NOTE]


IN THIS SECTION


-- Introduction


-- The Contract


-- Withdrawals and Other


   Distributions

   - Taxation of Distributions

   - 10% Penalty Tax


-- Withholding for Federal Income Tax Liability


-- Minimum Distribution Requirements


-- Assignment or Transfer of Contracts


-- Exclusion From Gross Income


-- Rules Specific to Certain Plans


-- Restrictions on Distributions


-- Taxation of Gains Prior to Distribution


-- Taxation of the Company


When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------


INTRODUCTION


This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:
-- Your tax position (or the tax position of the beneficiary, as applicable)
   determines federal taxation of amounts held or paid out under the contract; -- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
-- We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.


THE CONTRACT


The contracts are designed to provide retirement benefits to participants under the SUNY Plan. Payments made under Tax Code sections 401(a), 414(h) and
403(b) are permitted under the contracts. SUNY and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.


WITHDRAWALS AND OTHER DISTRIBUTIONS


Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. The tax rules vary according to plan type and the terms and conditions of the plan.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from a 401(a) or a 403(b) plan are taxed as received unless:
-- The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or
-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion of the distribution may be excluded from gross income according to the rules detailed in the Tax Code.

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan.

The 10% penalty tax applies to the taxable portion of a distribution unless one or more of the following have occurred:

(a)  You have attained age 59 1/2;
(b)  You have become totally and permanently disabled;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code; or
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions.

If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


MINIMUM DISTRIBUTION REQUIREMENTS


To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS.

Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

-- Whether life expectancy was recalculated.

THE RULES ARE COMPLEX AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example: If you die September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following time-frames:

-- Over the life of the beneficiary; or

-- Over a period not extending beyond the life expectancy of the beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME

The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contribution as well as any contributions made by your employer on your behalf. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the limits set by the Tax Code.


RULES SPECIFIC TO CERTAIN PLANS


401(a) PLANS. Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

414(h) PLANS. Under Tax Code section 414(h), where a governmental employer "picks up" plan contributions otherwise designated as employee contributions, the contributions are treated as employer contributions. The
414(h) contributions are excluded from the employee's taxable income and are not subject to federal income tax withholding.



RESTRICTIONS ON DISTRIBUTIONS

The SUNY Plan permitted only employee after-tax and employer contributions to the 403(b) plan. The Tax Code imposes no restrictions on distribution of employee after-tax contributions or employer contributions.

TAXATION OF GAINS PRIOR TO DISTRIBUTION

You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 414(h) and 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" earlier in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.


The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.



TAXATION OF THE COMPANY


We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

            151 Farmington Avenue
            Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, and administrative expense charges, if any.)

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except that we may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account Currently, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 4% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.

THIRD PARTY COMPENSATION ARRANGEMENTS.  Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

TRANSFER OF OWNERSHIP; ASSIGNMENT. No assignment of a contract will be binding on us unless made in writing and sent to us at the Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee of record.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on
June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the

Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.


The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the Exchange is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

 General Information and History
 Variable Annuity Account C
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of Aetna Life Insurance and Annuity
 Company

You may request an SAI by calling the Service Center at the number listed in "Contract Overview--Questions."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

THE GUARANTEED ACCUMULATION ACCOUNT (GAA) IS A FIXED INTEREST OPTION THAT MAY BE AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACTS. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT GAA. PLEASE READ THE GAA PROSPECTUS BEFORE INVESTING IN THIS OPTION.

GENERAL DISCLOSURE. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus; or

-- Tax Penalties and/or Tax withholding--see "Taxation".

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general, we offer the following guaranteed terms:

-- Short-term--three years or fewer; and

-- Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

REINVESTING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available under the contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the Service Center. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.


FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:


-- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, loans, transfers or income phase payments made during the past 12 months;

-- One-fourth of the remaining Fixed Plus Account value 12 months later;

-- One-third of the remaining Fixed Plus Account value 12 months later;

-- One-half of the remaining Fixed Plus Account value 12 months later; and

-- The balance of the Fixed Plus Account value 12 months later.

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-- Your death before income phase payments have begun;

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments;

-- Your account value in the Fixed Plus Account value is $3,500 or less and the amount withdrawn is to be transferred to another investment program under the SUNY Plan provided no withdrawals, transfers or income phase payments have been made from your account within the past 12 months; or

-- When the account value is $4,000 or less and paid to you in a lump sum.

ALTERNATIVE PAYMENT OF FIXED PLUS ACCOUNT VALUES. As an alternative to the payment of Fixed Plus Account values in five annual payments, the contract holder may instead elect an alternative method of payment.

Under the alternative method of payment, within 60 days of the proposed withdrawal date, the contract holder must notify the Company that it intends to surrender the entire contract. Within 30 days after receiving that notice, the Company will tell the contract holder the specific period and interest rate that would apply to a complete surrender of the contract in level, annual payments for a period of up to ten years. Under that payment method, the Company may reduce the interest rate credited to the Fixed Plus Account up to 1.5% from the interest rate being credited upon the date of withdrawal, and the interest rate would remain constant throughout the payment period.

When the contract holder receives the specific information from the Company about the alternative method of payment, the contract holder must irrevocably elect in writing to use either the alternative method of payment, or the payment of Fixed Plus Account values in five annual payments.


TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Service Center. The 20% limit is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.


INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income phase payment options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

                                  APPENDIX III
                               FUND DESCRIPTIONS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

-- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-- AETNA INCOME SHARES D/B/A AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOT GUARANTEED BY THE U.S. GOVERNMENT.(1)


-- AETNA GENERATION PORTFOLIOS, INC. -- AETNA ASCENT VP seeks to provide capital appreciation.(1)



-- AETNA GENERATION PORTFOLIOS, INC. -- AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).(1)



-- AETNA GENERATION PORTFOLIOS, INC. -- AETNA LEGACY VP seeks to provide total return consistent with preservation of capital.(1)





-- AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INDEX PLUS MID CAP VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INDEX PLUS SMALL CAP VP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)




-- AETNA VARIABLE PORTFOLIOS, INC. -- AETNA VALUE OPPORTUNITY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)





-- CALVERT SOCIAL BALANCED PORTFOLIO seeks to achieve a competitive total return through an actively managed NON-DIVERSIFIED portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.(2)(a)






-- FIDELITY VARIABLE INSURANCE PRODUCTS -- EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(3)(a)



-- FIDELITY VARIABLE INSURANCE PRODUCTS -- HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital.(3)(b)



-- FIDELITY VARIABLE INSURANCE PRODUCTS II -- ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.(3)(c)



-- FIDELITY VARIABLE INSURANCE PRODUCTS II -- CONTRAFUND-REGISTERED TRADEMARK-
   PORTFOLIO seeks long-term capital appreciation.(3)(b)



-- FIDELITY VARIABLE INSURANCE PRODUCTS II -- INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).(3)(d)



-- JANUS ASPEN SERIES -- AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital.(4)






-- JANUS ASPEN SERIES -- GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(4)

-- JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(4)






-- MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.(5)






-- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(6)



-- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(6)






-- PILGRIM EMERGING MARKETS FUND, INC. (FORMERLY LEXINGTON EMERGING MARKETS
   FUND, INC.) seeks long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.(7)



-- PILGRIM NATURAL RESOURCES TRUST (FORMERLY LEXINGTON NATURAL RESOURCES TRUST) seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.(7)



-- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(8)(a)


-- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(8)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(8)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(8)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(8)(c)




INVESTMENT ADVISER:

(1)   Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)

      (a)    Subadviser: Elijah Asset Management, LLC (EAM)


(2)   Investment Adviser: Calvert Asset Management Company, Inc.


      (a)    Subadviser: NCM Capital Management Group, Inc.


(3)   Investment Adviser: Fidelity Management & Research Company


      (a)    Subadviser: FMR Co., Inc.


      (b)    Subadvisers:
             Fidelity Management & Research (U.K.) Inc.
             Fidelity Management & Research (Far East) Inc.
             Fidelity Investments Japan Limited
             FMR Co., Inc.


      (c)    Subadvisers:
             Fidelity Management & Research (U.K.) Inc.
             Fidelity Management & Research (Far East) Inc.
             Fidelity Investments Japan Limited
             Fidelity Investments Money Management, Inc.
             FMR Co., Inc.


      (d)    Subadviser: Bankers Trust Company FMR Co., Inc.


(4)   Investment Adviser: Janus Capital Corporation


(5)   Investment Adviser: Massachusetts Financial Services Company (MFS)


(6)   Investment Adviser: OppenheimerFunds, Inc.


(7)   Investment Adviser: ING Pilgrim Investments, LLC


(8)   Investment Adviser: Aetna Life Insurance and Annuity Company


      (a)    Subadviser: Massachusetts Financial Services Company


      (b)    Subadviser: Zurich Scudder Investments, Inc.


      (c)    Subadviser: T. Rowe Price Associates, Inc.

                                  Appendix IV
                        Condensed Financial Information
------------------------------------------------------------------

   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.


                                 2000           1999           1998           1997           1996            1995
                                 ----           ----           ----           ----           ----            ----
AETNA ASCENT VP
Value at beginning of
 period                          $17.940        $15.886        $15.422        $13.291(1)
Value at end of period           $17.601        $17.940        $15.886        $15.422
Number of accumulation
 units outstanding at end
 of period                         7,811         33,852         21,430            380
AETNA BALANCED VP, INC
Value at beginning of
 period                          $32.002        $28.524        $24.700        $20.419        $17.954         $14.270
Value at end of period           $31.429        $32.002        $28.524        $24.700        $20.419         $17.954
Number of accumulation
 units outstanding at end
 of period                       163,952      2,155,445      2,294,877      2,160,305      2,716,641       9,193,181
AETNA BOND VP
Value at beginning of
 period                          $53.738        $54.819        $51.330        $47.992        $46.913         $40.173
Value at end of period           $58.190        $53.738        $54.819        $51.330        $47.992         $46.913
Number of accumulation
 units outstanding at end
 of period                       155,538        867,416        994,987        959,336        835,724       2,377,622
AETNA CROSSROADS VP
Value at beginning of
 period                          $16.458        $15.120        $14.456        $12.577(1)
Value at end of period           $16.322        $16.458        $15.120        $14.456
Number of accumulation
 units outstanding at end
 of period                         1,565         30,738         31,468            873
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                         $284.994       $245.765       $217.359       $169.448       $137.869        $105.558
Value at end of period          $250.600       $284.994       $245.765       $217.359       $169.448        $137.869
Number of accumulation
 units outstanding at end
 of period                        30,796      1,555,542      1,747,097      1,826,355      2,071,139       6,364,000
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of
 period                          $23.044        $18.772        $14.444        $14.493(2)
Value at end of period           $20.618        $23.044        $18.772        $14.444
Number of accumulation
 units outstanding at end
 of period                     1,114,270      2,748,955      1,302,825         17,771
AETNA INDEX PLUS MID CAP
VP
Value at beginning of
 period                          $12.967        $11.338         $9.928(1)
Value at end of period           $15.357        $12.967        $11.338
Number of accumulation
 units outstanding at end
 of period                       572,329         73,984         35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of
 period                          $10.019         $9.157        $10.193(1)
Value at end of period           $10.866        $10.019         $9.157
Number of accumulation
 units outstanding at end
 of period                        54,967        118,433         81,388
AETNA LEGACY VP
Value at beginning of
 period                          $15.070        $14.248        $13.491        $12.296(3)
Value at end of period           $15.597        $15.070        $14.248        $13.491
Number of accumulation
 units outstanding at end
 of period                             0         46,462         95,526          2,279
AETNA MONEY MARKET VP
Value at beginning of
 period                          $44.501        $42.883        $41.174        $39.528        $37.988         $36.271
Value at end of period           $46.754        $44.501        $42.883        $41.174        $39.528         $37.988
Number of accumulation
 units outstanding at end
 of period                       264,427        845,679        564,537        455,502        597,656       1,836,260
AETNA VALUE OPPORTUNITY
VP
Value at beginning of
 period                          $14.274        $12.088        $11.472(1)
Value at end of period           $15.536        $14.274        $12.088
Number of accumulation
 units outstanding at end
 of period                       668,609         74,768         33,957
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                          $30.131        $27.186        $23.675        $19.965        $17.951         $13.990
Value at end of period           $28.827        $30.131        $27.186        $23.675        $19.965         $17.951
Number of accumulation
 units outstanding at end
 of period                        68,715        880,319        917,567        929,282        898,279         856,361

                              1994            1993            1992            1991
                              ----            ----            ----            ----
AETNA ASCENT VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
AETNA BALANCED VP, INC
Value at beginning of
 period                       $14.519         $13.379         $12.736         $10.896
Value at end of period        $14.270         $14.519         $13.379         $12.736
Number of accumulation
 units outstanding at end
 of period                 21,990,186      30,784,750      34,802,433      22,898,099
AETNA BOND VP
Value at beginning of
 period                       $42.283         $39.038         $36.789         $31.192
Value at end of period        $40.173         $42.283         $39.038         $36.789
Number of accumulation
 units outstanding at end
 of period                  5,108,720       8,210,666       8,507,292       7,844,412
AETNA CROSSROADS VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
AETNA GROWTH AND INCOME
VP
Value at beginning of
 period                      $107.925        $102.383         $97.165         $77.845
Value at end of period       $105.558        $107.925        $102.383         $97.165
Number of accumulation
 units outstanding at end
 of period                 13,966,072      21,148,863      24,201,565      20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
AETNA INDEX PLUS MID CAP
VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
AETNA LEGACY VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
AETNA MONEY MARKET VP
Value at beginning of
 period                       $35.282         $34.619         $33.812         $32.138
Value at end of period        $36.271         $35.282         $34.619         $33.812
Number of accumulation
 units outstanding at end
 of period                  3,679,802       5,086,515       7,534,662       8,430,082
AETNA VALUE OPPORTUNITY
VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                       $14.640         $13.726         $12.913         $11.233
Value at end of period        $13.990         $14.640         $13.726         $12.913
Number of accumulation
 units outstanding at end
 of period                    743,464         705,415         503,006         355,851

------------------------------------------------------------------

                                 2000           1999           1998           1997           1996            1995
                                 ----           ----           ----           ----           ----            ----
FIDELITY VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                          $19.201        $18.285        $16.587        $13.110        $11.617         $10.000(1)
Value at end of period           $20.561        $19.201        $18.285        $16.587        $13.110         $11.617
Number of accumulation
 units outstanding at end
 of period                       396,948      2,271,494      2,533,673      2,139,178      1,454,755         628,582
FIDELITY VIP HIGH INCOME
PORTFOLIO
Value at beginning of
 period                           $9.638         $9.023         $9.995(1)
Value at end of period            $7.379         $9.638         $9.023
Number of accumulation
 units outstanding at end
 of period                       172,513        194,440        178,601
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of
 period                          $18.343        $16.719        $14.715        $12.349        $10.912          $9.447
Value at end of period           $17.405        $18.343        $16.719        $14.715        $12.349         $10.912
Number of accumulation
 units outstanding at end
 of period                       121,872      1,511,789      1,596,943      1,576,603      1,384,927       1,316,916
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at beginning of
 period                          $27.214        $22.177        $17.276        $14.092        $11.763         $10.000(1)
Value at end of period           $25.097        $27.214        $22.177        $17.276        $14.092         $11.763
Number of accumulation
 units outstanding at end
 of period                       447,797      3,780,287      3,333,320      2,706,862      1,522,169         525,476
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of
 period                          $28.147        $23.650        $18.662        $14.240        $11.740         $10.000(1)
Value at end of period           $25.213        $28.147        $23.650        $18.662        $14.240         $11.740
Number of accumulation
 units outstanding at end
 of period                       530,641      4,354,723      3,947,187      3,093,080      1,490,937         290,547
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                          $53.644        $24.098        $18.174        $16.334        $15.323         $12.169
Value at end of period           $36.122        $53.644        $24.098        $18.174        $16.334         $15.323
Number of accumulation
 units outstanding at end
 of period                       613,085      3,274,450      2,142,130      1,939,607      1,893,718       1,280,953
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                          $32.036        $22.529        $16.816        $13.872        $11.859         $10.000(2)
Value at end of period           $27.035        $32.036        $22.529        $16.816        $13.872         $11.859
Number of accumulation
 units outstanding at end
 of period                       833,491      2,721,885      1,354,047      1,109,942        663,945         109,717
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                          $38.648        $23.797        $18.690        $15.493        $12.158         $10.000(2)
Value at end of period           $32.189        $38.648        $23.797        $18.690        $15.493         $12.158
Number of accumulation
 units outstanding at end
 of period                     1,345,689      5,548,674      4,687,167      3,873,511      2,090,908         314,653
MFS-Registered Trademark-
TOTAL RETURN SERIES
Value at beginning of
 period                          $10.720        $10.531        $10.182(1)
Value at end of period           $12.284        $10.720        $10.531
Number of accumulation
 units outstanding at end
 of period                       227,449         63,822         36,633
OPPENHEIMER GLOBAL
SECURITIES FUND / VA
Value at beginning of
 period                          $16.126        $10.303        $10.077(2)
Value at end of period           $16.737        $16.126        $10.303
Number of accumulation
 units outstanding at end
 of period                       568,224         59,571         20,548
OPPENHEIMER STRATEGIC
BOND FUND / VA
Value at beginning of
 period                          $10.089         $9.935        $10.055(1)
Value at end of period           $10.226        $10.089         $9.935
Number of accumulation
 units outstanding at end
 of period                       153,728        173,219        100,555
PILGRIM EMERGING MARKETS
FUND, INC.
Value at beginning of
 period                          $12.315         $5.470         $7.715         $8.832         $8.323          $8.772
Value at end of period            $7.244        $12.315         $5.470         $7.715         $8.832          $8.323
Number of accumulation
 units outstanding at end
 of period                       220,651        940,817        745,856        750,330        548,618         371,156

                              1994            1993            1992            1991
                              ----            ----            ----            ----
FIDELITY VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
FIDELITY VIP HIGH INCOME
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of
 period                       $10.000(1)
Value at end of period         $9.447
Number of accumulation
 units outstanding at end
 of period                  1,254,504
FIDELITY VIP II
CONTRAFUND-Registered Tra
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                       $10.000(2)
Value at end of period        $12.169
Number of accumulation
 units outstanding at end
 of period                    393,553
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
MFS-Registered Trademark-
TOTAL RETURN SERIES
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
OPPENHEIMER GLOBAL
SECURITIES FUND / VA
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
OPPENHEIMER STRATEGIC
BOND FUND / VA
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
PILGRIM EMERGING MARKETS
FUND, INC.
Value at beginning of
 period                       $10.000(3)
Value at end of period         $8.772
Number of accumulation
 units outstanding at end
 of period                    144,750

------------------------------------------------------------------

                                 2000           1999           1998           1997           1996            1995
                                 ----           ----           ----           ----           ----            ----
PILGRIM NATURAL RESOURCES
TRUST
Value at beginning of
 period                          $12.882        $11.433        $14.403        $13.611        $10.862          $9.412
Value at end of period           $15.061        $12.882        $11.433        $14.403        $13.611         $10.862
Number of accumulation
 units outstanding at end
 of period                       138,949        437,491        534,962        650,486        587,248         530,562
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $43.112        $29.339        $23.440        $23.106(4)
Value at end of period           $40.144        $43.112        $29.339        $23.440
Number of accumulation
 units outstanding at end
 of period                       675,846      2,448,587      2,244,308      2,018,219
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                          $28.710        $19.268        $15.046        $15.236(4)
Value at end of period           $20.194        $28.710        $19.268        $15.046
Number of accumulation
 units outstanding at end
 of period                       535,101      3,024,975      3,101,880      2,707,904
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period                          $17.796        $14.528        $11.960        $12.195(4)
Value at end of period           $18.363        $17.796        $14.528        $11.960
Number of accumulation
 units outstanding at end
 of period                       199,271        194,296      1,379,653        232,418
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                          $32.585        $20.829        $17.709        $17.490(4)
Value at end of period           $25.876        $32.585        $20.829        $17.709
Number of accumulation
 units outstanding at end
 of period                       188,647      2,807,485      2,962,631      3,237,710
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                          $25.283        $20.929        $16.608        $16.276(4)
Value at end of period           $24.962        $25.283        $20.929        $16.608
Number of accumulation
 units outstanding at end
 of period                       492,530      1,549,310      1,564,888      1,317,058

                              1994            1993            1992            1991
                              ----            ----            ----            ----
PILGRIM NATURAL RESOURCES
TRUST
Value at beginning of
 period                       $10.071          $9.193          $9.018          $9.608
Value at end of period         $9.412         $10.071          $9.193          $9.018
Number of accumulation
 units outstanding at end
 of period                    533,016         341,771         198,338         144,139
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period


----------------------------------


Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during February 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during May 1997.
(4)  Funds were first received in this option during November 1997.
Footnotes for period ended December 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
Footnotes for period ended December 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during March 1994, when funds were first received under this option.
(2) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received under this option.
(3)  Funds were first received in this option during October 1994.

                          FOR MASTER APPLICATIONS ONLY
--------------------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C STATE UNIVERSITY OF NEW YORK SUNY GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2001 AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

______PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.81216-01) DATED MAY 1, 2001.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.81216-01

                        VARIABLE ANNUITY ACCOUNT C
                                  OF
                  AETNA LIFE INSURANCE AND ANNUITY COMPANY


          STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

               Group Variable Annuity Contracts issued to
The State University of New York (SUNY) Defined Contribution Retirement Plan


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 2001 describing contracts issued in connection with the Defined Contribution Plan for the State University of New York.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                              Service Center
                              PO Box 12894
                      Albany, New York 12212-2894
                             1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                            TABLE OF CONTENTS

                                                                        Page

General Information and History.........................................   2
Variable Annuity Account C..............................................   2
Offering and Purchase of Contracts......................................   3
Performance Data........................................................   5
   General..............................................................   5
   Average Annual Total Return Quotations...............................   5
Income Phase Payments...................................................   8
Sales Material and Advertising..........................................   9
Independent Auditors....................................................   9
Financial Statements of the Separate Account............................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company........   F-1

                     GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2000, the Company and its subsidiary life company had $51 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or its subsidiary Aeltus Investment Management, Inc., oversees the management of $23 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 1999. The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Service Center to provide administrative support to the contract holder and participants of the State University of New York Defined Contribution Retirement Plan (SUNY). This office will handle enrollments, billing, transfers, redemptions, and inquiries for all SUNY contract holders and participants. All forms and correspondence should be sent to the address listed on the cover of this Statement of Additional Information.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                       VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

The funds currently available under the contract are as follows:

AETNA ASCENT VP
AETNA BALANCED VP, INC.
Aetna Income Shares d/b/a AETNA BOND VP
AETNA CROSSROADS VP
Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP
AETNA INDEX PLUS LARGE CAP VP
AETNA INDEX PLUS MID CAP VP
AETNA INDEX PLUS SMALL CAP VP
AETNA LEGACY VP
Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP
AETNA VALUE OPPORTUNITY VP
CALVERT SOCIAL BALANCED PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)
     EQUITY-INCOME PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)
     HIGH INCOME PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
     ASSET MANAGER PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
     CONTRAFUND(R) PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
     INDEX 500 PORTFOLIO
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
JANUS ASPEN GROWTH PORTFOLIO
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
MFS TOTAL RETURN SERIES
OPPENHEIMER GLOBAL SECURITIES FUND/VA
OPPENHEIMER STRATEGIC BOND FUND/VA
PILGRIM EMERGING MARKETS FUND, INC. (FORMERLY LEXINGTON EMERGING MARKETS
     FUND, INC.)
PILGRIM NATURAL RESOURCES TRUST (FORMERLY LEXINGTON NATURAL RESOURCES TRUST)(1) PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO



(1) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                      OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                             PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," calculated in an identical manner but including additional periods.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, and any applicable administrative expense charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may differ from actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures are calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 2000 for the subaccounts under the contract issued by the Company. The figures reflect the deduction of the mortality and expense risk charge of 1.25% on an annual basis of amounts invested in the subaccounts. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.



                                                             --------------------------------------------------------------------
                                                                                                                      DATE
                                                                                                                  CONTRIBUTIONS
                                                              STANDARDIZED                                        FIRST RECEIVED
                                                                                                                    UNDER THE
                                                                                                                 SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
                          SUBACCOUNT                          1 YEAR       5 YEAR       10 YEAR       INCEPTION*
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                               (1.89%)       10.52%                    11.42%        07/05/1995
---------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                    (1.79%)       11.85%       11.18%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                               8.29%         4.41%        6.44%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                           (0.83%)        8.99%                     9.81%        07/05/1995
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                (12.07%)       12.70%       12.41%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                (10.53%)                                 17.74%        10/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                   18.43%                                  15.27%        05/04/1998
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                  8.46%                                   1.72%        05/04/1998
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                3.51%         8.08%                     8.78%        07/05/1995
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                    5.06%         4.24%        3.82%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                     8.84%                                  19.18%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                          (4.33%)        9.94%        9.87%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                           7.08%        12.10%                    14.69%        05/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                           (23.43%)                                (10.86%)       05/12/1998
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                       (5.12%)        9.79%                     9.10%        03/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                        (7.78%)       16.35%                    18.01%        05/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                          (10.43%)       16.52%                    17.76%        05/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                      (32.66%)       18.71%                    21.96%        06/30/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                 (15.61%)       17.92%                    18.87%        06/30/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                       (16.71%)       21.50%                    23.22%        05/31/1995
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series                                     14.58%                                   7.49%        05/26/1998
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                          3.79%                                  19.74%        05/04/1998
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             1.37%                                   0.64%        05/07/1998
---------------------------------------------------------------------------------------------------------------------------------
Pilgrim Emerging Markets Fund, Inc.                          (41.18%)       (2.74%)                   (4.86%)       10/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust                               16.91%         6.76%                     5.96%        10/14/1991
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                       (6.89%)                                 19.57%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities(3)                                              (6.89%)       18.16%       15.19%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                          (29.66%)                                  9.55%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)        (29.66%)        8.30%                    10.38%        09/30/1993
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                             (5.66%)                                 10.90%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
MFS Research Growth(3)                                        (5.66%)        4.92%                     8.16%        08/31/1992
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                   (20.59%)                                 13.52%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
International Growth(3)                                      (20.59%)       12.26%       10.64%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                     (1.27%)                                 14.84%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)      (1.27%)       16.34%                    18.32%        10/31/1994
---------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.11%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date.
      The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                         ------------------------------------------------------------------------
                                                                                                                          FUND
                                                                          NON-STANDARDIZED                             INCEPTION
                                                                                                                          DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                           SUBACCOUNT                        1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                              (1.89%)      4.50%      10.52%                  11.42%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                   (1.79%)      8.37%      11.85%     11.18%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                              8.29%       4.27%       4.41%      6.44%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                          (0.83%)      4.13%       8.99%                   9.81%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               (12.07%)      4.86%      12.70%     12.41%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                               (10.53%)     12.60%                              18.38%     09/16/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                  18.43%      18.47%                              19.52%     12/16/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                 8.46%       4.95%                               6.35%     12/19/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                               3.51%       4.96%       8.08%                   8.78%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                   5.06%       4.33%       4.24%      3.82%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                    8.84%      15.82%                              21.26%     12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                         (4.33%)      6.79%       9.94%      9.87%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                       7.08%       7.42%      12.10%     15.90%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                       (23.43%)     (8.23%)      0.22%      8.50%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                      (5.12%)      5.76%       9.79%     10.58%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                       (7.78%)     13.26%      16.35%                  19.74%     01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                         (10.43%)     10.55%      16.52%                  15.52%     08/27/1992
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                     (32.66%)     25.73%      18.71%                  20.97%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                (15.61%)     17.15%      17.92%                  16.60%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                      (16.71%)     19.87%      21.50%                  20.77%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series                                    14.58%       8.98%      11.86%                  14.09%     01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         3.79%      22.33%      20.82%     14.33%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                            1.37%       1.51%       4.45%                   4.40%     05/03/1993
-----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Emerging Markets Fund, Inc.                         (41.18%)     (2.07%)     (2.74%)                 (2.82%)    03/30/1994
-----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust                              16.91%       1.50%       6.76%                   5.96%     10/14/1991
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                      (6.89%)     19.64%                              19.52%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities(3)                                             (6.89%)     19.64%      18.16%     15.19%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                         (29.66%)     10.31%                               9.55%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
Equities(3)                                                 (29.66%)     10.31%       8.30%     13.58%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                            (5.66%)     11.97%                              10.90%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
MFS Research Growth(3)                                       (5.66%)     11.97%       4.92%      9.11%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                  (20.59%)     13.48%                              13.59%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
International Growth(3)                                     (20.59%)     13.48%      12.26%     10.64%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                    (1.27%)     14.55%                              14.80%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)     (1.27%)     14.55%      16.34%     18.27%
-----------------------------------------------------------------------------------------------------------------------------------



Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**    Reflects performance from the fund's inception date.

(1)   These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.11%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date.
      The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                          INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the Contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where
(a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable annuity payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be
20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.


                    SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                      INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31, 2000. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT C
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-7

Statements of Changes in Net Assets...............  S-7

Condensed Financial Information...................  S-8

Notes to Financial Statements.....................  S-38

Independent Auditors' Report......................  S-56

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Aetna Ascent VP                        5,259,883            $      76,468,111            $      77,057,293
  Aetna Balanced
    VP, Inc.                            65,331,011                  977,472,296                  875,435,544
  Aetna Bond VP                         23,942,796                  308,330,391                  301,918,661
  Aetna Crossroads VP                    4,604,538                   62,412,640                   62,529,623
  Aetna GET Fund,
    Series C                            14,803,838                  166,451,122                  136,195,306
  Aetna GET Fund,
    Series D                            34,167,037                  343,861,975                  331,078,585
  Aetna GET Fund,
    Series E                            13,367,984                  134,557,909                  131,674,642
  Aetna GET Fund,
    Series G                             3,873,967                   39,038,211                   38,003,615
  Aetna GET Fund,
    Series H                             2,911,742                   29,442,901                   29,175,653
  Aetna GET Fund,
    Series I                               138,369                    1,397,214                    1,364,320
  Aetna GET Fund,
    Series J                                46,892                      473,303                      456,726
  Aetna GET Fund,
    Series K                               284,568                    2,871,053                    2,862,754
  Aetna GET Fund,
    Series L                                 1,598                       15,971                       15,987
  Aetna Growth and Income
    VP                                 196,498,686                6,194,672,657                4,739,548,311
  Aetna Growth VP                       11,418,245                  172,682,851                  171,159,499
  Aetna Index Plus Large
    Cap VP                              29,225,231                  524,351,579                  488,938,113
  Aetna Index Plus Mid
    Cap VP                               3,776,101                   54,070,560                   55,395,398
  Aetna Index Plus Small
    Cap VP                               1,072,901                   12,073,043                   12,842,621
  Aetna International VP                 1,246,310                   17,614,427                   12,949,161
  Aetna Legacy VP                        3,047,043                   38,405,250                   39,124,035
  Aetna Money Market VP                 23,714,655                  319,072,697                  322,713,770
  Aetna Small Company VP                 6,289,033                  114,035,196                  104,712,398
  Aetna Technology VP                    4,227,059                   37,331,806                   24,855,104
  Aetna Value Opportunity
    VP                                   4,111,216                   62,193,891                   63,066,047
  AIM V.I. Funds:
    Capital Appreciation
      Fund                                 712,526                   27,052,669                   21,974,303
    Growth and Income
      Fund                               1,870,223                   57,804,423                   48,981,132
    Growth Fund                            783,289                   25,376,269                   19,441,222
    Value Fund                             676,938                   21,862,116                   18,487,184
  Calvert Social Balanced
    Portfolio                           31,599,633                   62,691,995                   63,262,465
  Fidelity Investments
    Variable Insurance
    Products Fund:
    Equity-Income
      Portfolio                          7,676,441                  176,990,382                  195,902,776
    Growth Portfolio                    10,283,432                  426,652,953                  448,871,801
    High Income Portfolio                  299,483                    2,990,465                    2,449,768
    Overseas Portfolio                     910,031                   20,692,809                   18,191,519
  Fidelity Investments
    Variable Insurance
    Products Fund II:
    Asset Manager
      Portfolio                          1,483,141                   24,349,233                   23,730,253
    Contrafund Portfolio                17,729,634                  363,740,485                  420,901,510
    Index 500 Portfolio                    699,859                  105,141,101                  104,649,875
  Janus Aspen Series:
    Aggressive Growth
      Portfolio                         26,176,122                1,077,875,877                  950,193,244
    Balanced Portfolio                  12,173,271                  285,355,150                  296,053,943
    Flexible Income
      Portfolio                          3,219,721                   37,703,827                   36,898,000
    Growth Portfolio                    15,584,802                  418,878,110                  412,685,554
    Worldwide Growth
      Portfolio                         29,305,563                  921,683,304                1,083,719,714
    Janus Twenty Fund                           10                          581                          545

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Lexington Funds:
    Emerging Markets
      Fund, Inc.                           834,476            $       6,803,091            $       6,367,049
    Natural Resources
      Trust Fund                         1,131,942                   14,293,827                   16,696,149
    MFS Total Return
      Series Fund                          248,071                    4,630,156                    4,859,718
  Oppenheimer Funds:
    Global Securities
      Fund/VA                            1,657,057                   52,786,290                   50,258,541
    Strategic Bond
      Fund/VA                            1,281,383                    6,096,649                    6,009,685
  Portfolio
    Partners, Inc. (PPI):
    PPI MFS Capital
      Opportunities
      Portfolio                          6,563,822                  267,962,580                  291,499,326
    PPI MFS Emerging
      Equities Portfolio                 7,285,604                  362,545,289                  425,187,851
    PPI MFS Research
      Growth Portfolio                  17,930,384                  191,941,138                  234,529,426
    PPI Scudder
      International
      Growth Portfolio                  11,905,816                  219,730,011                  219,543,248
    PPI T. Rowe Price
      Growth Equity
      Portfolio                          4,051,381                  197,888,308                  244,865,459
                                                              -----------------            -----------------
NET ASSETS                                                    $  15,070,816,142            $  13,689,284,426
                                                              =================            =================

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in
      accumulation............    $              77,057,293
Aetna Balanced VP, Inc.
    Annuity contracts in
      accumulation............                  842,266,266
    Annuity contracts in
      payment period..........                   33,169,278
Aetna Bond VP
    Annuity contracts in
      accumulation............                  296,126,266
    Annuity contracts in
      payment period..........                    5,792,395
Aetna Crossroads VP
    Annuity contracts in
      accumulation............                   62,461,577
    Annuity contracts in
      payment period..........                       68,046
Aetna GET Fund, Series C
    Annuity contracts in
      accumulation............                  136,195,306
Aetna GET Fund, Series D
    Annuity contracts in
      accumulation............                  331,078,585
Aetna GET Fund, Series E
    Annuity contracts in
      accumulation............                  131,674,642
Aetna GET Fund, Series G
    Annuity contracts in
      accumulation............                   38,003,615
Aetna GET Fund, Series H
    Annuity contracts in
      accumulation............                   29,175,653
Aetna GET Fund, Series I
    Annuity contracts in
      accumulation............                    1,364,320
Aetna GET Fund, Series J
    Annuity contracts in
      accumulation............                      456,726
Aetna GET Fund, Series K
    Annuity contracts in
      accumulation............                    2,862,754
Aetna GET Fund, Series L
    Annuity contracts in
      accumulation............                       15,987
Aetna Growth and Income VP
    Annuity contracts in
      accumulation............                4,428,082,443
    Annuity contracts in
      payment period..........                  311,465,868
Aetna Growth VP
    Annuity contracts in
      accumulation............                  171,026,842
    Annuity contracts in
      payment period..........                      132,657
Aetna Index Plus Large Cap VP
    Annuity contracts in
      accumulation............                  487,054,341
    Annuity contracts in
      payment period..........                    1,883,772
Aetna Index Plus Mid Cap VP
    Annuity contracts in
      accumulation............                   55,395,398
Aetna Index Plus Small Cap VP
    Annuity contracts in
      accumulation............                   12,842,621
Aetna International VP
    Annuity contracts in
      accumulation............                   12,949,161
Aetna Legacy VP
    Annuity contracts in
      accumulation............                   38,925,638
    Annuity contracts in
      payment period..........                      198,397

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Aetna Money Market VP
    Annuity contracts in
      accumulation............    $             322,624,048
    Annuity contracts in
      payment period..........                       89,722
Aetna Small Company VP
    Annuity contracts in
      accumulation............                  104,675,715
    Annuity contracts in
      payment period..........                       36,683
Aetna Technology VP
    Annuity contracts in
      accumulation............                   24,855,104
Aetna Value Opportunity VP
    Annuity contracts in
      accumulation............                   63,066,047
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in
      accumulation............                   21,974,303
  Growth and Income Fund
    Annuity contracts in
      accumulation............                   48,981,132
  Growth Fund
    Annuity contracts in
      accumulation............                   19,441,222
  Value Fund
    Annuity contracts in
      accumulation............                   18,487,184
Calvert Social Balanced
  Portfolio
    Annuity contracts in
      accumulation............                   63,262,465
Fidelity Investments Variable
  Insurance Products Fund:
  Equity-Income Portfolio
    Annuity contracts in
      accumulation............                  195,902,776
  Growth Portfolio
    Annuity contracts in
      accumulation............                  448,871,801
  High Income Portfolio
    Annuity contracts in
      accumulation............                    2,449,768
  Overseas Portfolio
    Annuity contracts in
      accumulation............                   18,191,519
Fidelity Investments Variable
  Insurance Products Fund II:
  Asset Manager Portfolio
    Annuity contracts in
      accumulation............                   23,730,253
  Contrafund Portfolio
    Annuity contracts in
      accumulation............                  420,901,510
  Index 500 Portfolio
    Annuity contracts in
      accumulation............                  104,649,875
Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in
      accumulation............                  950,193,244
  Balanced Portfolio
    Annuity contracts in
      accumulation............                  296,053,943
  Flexible Income Portfolio
    Annuity contracts in
      accumulation............                   36,898,000
  Growth Portfolio
    Annuity contracts in
      accumulation............                      917,937
    Annuity contracts in
      payment period..........                  411,767,617
  Worldwide Growth Portfolio
    Annuity contracts in
      accumulation............                    1,095,143
    Annuity contracts in
      payment period..........                1,082,624,571

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Janus Twenty Fund
    Annuity contracts in
      accumulation............    $                     545
Lexington Funds:
  Emerging Markets Fund, Inc.
    Annuity contracts in
      accumulation............                    6,367,049
  Natural Resources Trust Fund
    Annuity contracts in
      accumulation............                   16,696,149
MFS Total Return Series
    Annuity contracts in
      accumulation............                    4,859,718
Oppenheimer Funds:
  Global Securities Fund/VA
    Annuity contracts in
      accumulation............                   50,258,541
  Strategic Bond Fund/VA
    Annuity contracts in
      accumulation............                       21,845
    Annuity contracts in
      payment period..........                    5,987,840
Portfolio Partners, Inc.
  (PPI):
  PPI MFS Capital
    Opportunities Portfolio
    Annuity contracts in
      accumulation............                  291,099,078
    Annuity contracts in
      payment period..........                      400,248
  PPI MFS Emerging Equities
    Portfolio
    Annuity contracts in
      accumulation............                  425,020,833
    Annuity contracts in
      payment period..........                      167,018
  PPI MFS Research Growth
    Portfolio
    Annuity contracts in
      accumulation............                  234,529,426
  PPI Scudder International
    Growth Portfolio
    Annuity contracts in
      accumulation............                  219,533,810
    Annuity contracts in
      payment period..........                        9,438
  PPI T. Rowe Price Growth
    Equity Portfolio
    Annuity contracts in
      accumulation............                      158,262
    Annuity contracts in
      payment period..........                  244,707,197
                                  -------------------------
                                  $          13,689,284,426
                                  =========================

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $ 1,472,215,106
Expenses: (Notes 2 and 5)
  Valuation Year deductions.......................      (175,240,683)
                                                     ---------------
Net investment income.............................   $ 1,296,974,423
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 3,840,647,337
  Cost of investments sold........................    (3,516,088,718)
                                                     ---------------
    Net realized gain on investments..............       324,558,619
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................     2,223,496,072
  End of year.....................................    (1,381,531,716)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................    (3,605,027,788)
                                                     ---------------
Net realized and unrealized loss on investments...    (3,280,469,169)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $(1,983,494,746)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2000             1999
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $ 1,296,974,423  $ 1,336,283,808
Net realized gain on investments........      324,558,619      421,797,682
Net change in unrealized (loss) gain on
  investments...........................   (3,605,027,788)   1,273,553,376
                                          ---------------  ---------------
Net decrease in net assets resulting
  from operations.......................   (1,983,494,746)   3,031,634,866
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................    1,255,425,118    1,172,840,518
Transfer from the Company for mortality
  guarantee adjustments.................        3,371,394        2,184,815
Transfer from the Company's other
  variable annuity accounts.............      254,674,124      220,257,324
Redemptions by contract holders.........   (1,257,770,002)  (1,347,163,695)
Annuity Payments........................      (47,041,158)     (43,203,172)
Other...................................        1,019,544          184,219
                                          ---------------  ---------------
  Net increase in net assets from unit
    transactions (Note 6)...............      209,679,020        5,100,009
                                          ---------------  ---------------
Change in net assets....................   (1,773,815,726)   3,036,734,875
NET ASSETS:
Beginning of year.......................   15,463,100,152   12,426,365,277
                                          ---------------  ---------------
End of year.............................  $13,689,284,426  $15,463,100,152
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Qualified III              $ 17.940   $ 17.601             (1.89%)                          149.4       $         2,629
Qualified V                  17.814     17.449             (2.05%)                        1,517.2                26,473
Qualified VI                 17.940     17.601             (1.89%)                    2,468,024.0            43,439,691
Qualified VIII               17.934     17.593             (1.90%)                            8.6                   151
Qualified X (1.15)           18.533     18.200             (1.80%)                       12,361.8               224,985
Qualified X (1.25)           18.450     18.100             (1.90%)                      423,053.1             7,657,262
Qualified XI                 18.172     17.927             (1.35%)                       72,525.8             1,300,170
Qualified XII (0.35)         10.649     10.744              0.89%            (5)        144,050.4             1,547,678
Qualified XII (0.40)         16.043     15.873             (1.06%)                        2,004.8                31,822
Qualified XII (0.45)         10.836     10.716             (1.11%)                       60,938.4               653,016
Qualified XII (0.55)         10.819     10.688             (1.21%)                        3,343.1                35,731
Qualified XII (0.65)         10.802     10.660             (1.31%)                      216,679.8             2,309,807
Qualified XII (0.70)         10.793     10.646             (1.36%)                       25,012.0               266,278
Qualified XII (0.75)         10.784     10.633             (1.40%)                      236,647.8             2,516,276
Qualified XII (0.80)         11.458     11.292             (1.45%)                      204,193.7             2,305,755
Qualified XII (0.85)         16.002     15.761             (1.51%)                      120,341.0             1,896,694
Qualified XII (0.90)         11.279     11.104             (1.55%)                       22,446.2               249,243
Qualified XII (0.95)         15.944     15.688             (1.61%)                       61,883.6               970,830
Qualified XII (1.00)         15.915     15.652             (1.65%)                      409,440.5             6,408,563
Qualified XII (1.05)         15.886     15.616             (1.70%)                       52,033.6               812,557
Qualified XII (1.10)         15.857     15.580             (1.75%)                       28,870.7               449,805
Qualified XII (1.15)         15.828     15.544             (1.79%)                       25,071.9               389,718
Qualified XII (1.20)         15.799     15.508             (1.84%)                       39,097.5               606,324
Qualified XII (1.25)         15.770     15.472             (1.89%)                        4,619.1                71,466
Qualified XII (1.30)         15.742     15.436             (1.94%)                       12,799.2               197,568
Qualified XII (1.35)         16.103     15.400             (4.37%)           (2)             12.6                   194
Qualified XII (1.40)         15.685     15.365             (2.04%)                        3,008.1                46,220
Qualified XII (1.50)         15.628     15.294             (2.14%)                          670.5                10,255
Qualified XIII               18.135     17.845             (1.60%)                       10,708.7               191,097
Qualified XV                 18.105     17.815             (1.60%)                        8,473.9               150,962
Qualified XVI                17.818     17.437             (2.14%)                       37,681.1               657,046
Qualified XVII               18.102     17.821             (1.55%)                        1,660.0                29,583
Qualified XVIII              18.616     18.328             (1.55%)                        5,198.0                95,269
Qualified XXI                18.122     17.858             (1.46%)                       15,636.3               279,233
Qualified XXII               18.152     17.888             (1.45%)                       10,631.7               190,180
Qualified XXIV               16.192     15.662             (3.27%)           (6)         15,299.8               239,626
Qualified XXV                18.231     17.628             (3.31%)           (9)          7,890.3               139,091
Qualified XXVI               17.673     17.620             (0.30%)           (9)            663.2                11,686
Qualified XXVII              18.479     17.624             (4.63%)           (2)         28,874.1               508,877
Qualified XXVIII             18.479     17.601             (4.75%)           (2)          7,811.0               137,482
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Qualified I                  32.205     31.647             (1.73%)                       41,042.2             1,298,861
Qualified III                32.002     31.424             (1.81%)                      148,870.3             4,678,075
Qualified V                  24.251     23.779             (1.95%)                        3,412.5                81,145
Qualified VI                 24.372     23.936             (1.79%)                   18,322,640.8           438,570,729
Qualified VII                23.469     23.063             (1.73%)                      217,937.6             5,026,296
Qualified VIII               22.622     22.215             (1.80%)                        4,477.2                99,460
Qualified IX                 22.855     22.557             (1.30%)                        2,588.7                58,394
Qualified X (1.15)           24.523     24.108             (1.69%)                       98,020.4             2,363,075
Qualified X (1.25)           24.372     23.936             (1.79%)                    4,540,990.9           108,693,157
Qualified XI                 24.687     24.380             (1.24%)                      681,757.6            16,621,250
Qualified XII (0.35)         12.051     11.974             (0.64%)           (5)      1,229,466.4            14,721,631
Qualified XII (0.40)         17.347     17.181             (0.96%)                       10,066.5               172,952
Qualified XII (0.45)         12.064     11.943             (1.00%)                      106,919.5             1,276,940
Qualified XII (0.55)         12.045     11.912             (1.10%)                      197,183.2             2,348,846
Qualified XII (0.65)         12.026     11.881             (1.21%)                      118,491.7             1,407,800
Qualified XII (0.70)         12.016     11.865             (1.26%)                      141,383.9             1,677,520
Qualified XII (0.75)         12.006     11.850             (1.30%)                      574,781.9             6,811,166
Qualified XII (0.80)         12.801     12.628             (1.35%)                    3,302,106.0            41,698,995
Qualified XII (0.85)         17.303     17.060             (1.40%)                    1,637,556.3            27,936,710
Qualified XII (0.90)         12.561     12.379             (1.45%)                       21,070.2               260,828

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.: (continued):
Qualified XII (0.95)       $ 17.240   $ 16.981             (1.50%)                      592,454.2       $    10,060,465
Qualified XII (1.00)         17.208     16.942             (1.55%)                    2,074,748.0            35,150,381
Qualified XII (1.05)         17.177     16.903             (1.60%)                      143,923.2             2,432,734
Qualified XII (1.10)         17.146     16.864             (1.64%)                       45,822.9               772,758
Qualified XII (1.15)         17.115     16.825             (1.69%)                      165,555.8             2,785,476
Qualified XII (1.20)         17.083     16.786             (1.74%)                       48,482.4               813,826
Qualified XII (1.25)         17.052     16.747             (1.79%)                        6,532.1               109,393
Qualified XII (1.30)         17.021     16.708             (1.84%)                        4,387.9                73,313
Qualified XII (1.35)         16.663     16.670              0.04%            (2)             74.1                 1,236
Qualified XII (1.40)         16.960     16.631             (1.94%)                        3,654.5                60,778
Qualified XII (1.50)         16.898     16.554             (2.04%)                          409.4                 6,778
Qualified XIII               24.637     24.268             (1.50%)                      110,144.2             2,672,979
Qualified XV                 24.596     24.228             (1.50%)                       83,251.6             2,017,019
Qualified XVI                24.206     23.714             (2.03%)                      317,955.2             7,539,990
Qualified XVII               24.529     24.150             (1.55%)                      291,348.3             7,036,061
Qualified XVIII              24.529     24.150             (1.55%)                      470,992.8            11,374,476
Qualified XIX                32.412     31.930             (1.49%)                       38,738.7             1,236,927
Qualified XX                 32.208     31.710             (1.55%)                       93,990.3             2,980,431
Qualified XXI                24.619     24.286             (1.35%)                      227,797.0             5,532,279
Qualified XXII               24.660     24.327             (1.35%)                       90,315.6             2,197,107
Qualified XXIV               17.735     16.953             (4.41%)           (6)        348,078.0             5,900,966
Qualified XXV                24.797     23.973             (3.32%)           (9)        280,297.7             6,719,576
Qualified XXVI               24.183     23.962             (0.91%)           (9)         16,891.0               404,743
Qualified XXVII              31.463     31.470              0.02%            (2)      1,630,256.0            51,304,155
Qualified XXVIII             31.464     31.429             (0.11%)           (2)        163,951.5             5,152,833
Qualified XXIX               30.917     31.429              1.66%                        30,114.4               946,467
Qualified XXX                32.076     31.429             (2.02%)                       37,522.3             1,179,289
Annuity contracts in
  payment period                                                                                             33,169,278
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Qualified I                  54.432     58.977              8.35%                        11,570.5               682,393
Qualified III                53.860     58.190              8.04%                         6,929.5               403,229
Qualified V                  13.981     15.115              8.11%                        11,054.1               167,082
Qualified VI                 13.859     15.007              8.28%                     9,870,708.1           148,129,715
Qualified VII                12.833     13.904              8.35%                       128,272.1             1,783,495
Qualified VIII               12.760     13.816              8.28%                         7,897.9               109,118
Qualified IX                 13.012     14.146              8.72%                         1,440.1                20,371
Qualified X (1.15)           13.945     15.115              8.39%                        62,380.4               942,880
Qualified X (1.25)           13.859     15.007              8.28%                     1,685,437.9            25,293,367
Qualified XI                 14.037     15.286              8.90%                       268,652.0             4,106,614
Qualified XII (0.35)         10.424     11.377              9.14%            (5)        310,266.2             3,529,898
Qualified XII (0.40)         11.942     13.041              9.20%                         1,342.5                17,508
Qualified XII (0.45)         10.396     11.348              9.16%                        20,187.3               229,085
Qualified XII (0.55)         10.380     11.318              9.04%                        34,829.2               394,197
Qualified XII (0.65)         10.363     11.289              8.94%                       115,114.4             1,299,527
Qualified XII (0.70)         10.355     11.274              8.87%                       107,054.7             1,206,935
Qualified XII (0.75)         10.346     11.259              8.82%                       213,636.9             2,405,338
Qualified XII (0.80)         10.487     11.406              8.76%                       670,969.5             7,653,078
Qualified XII (0.85)         11.911     12.949              8.71%                       661,111.8             8,560,737
Qualified XII (0.90)         10.481     11.388              8.65%                         3,652.9                41,599
Qualified XII (0.95)         11.867     12.889              8.61%                       339,119.2             4,370,908
Qualified XII (1.00)         11.846     12.859              8.55%                     1,038,667.9            13,356,230
Qualified XII (1.05)         11.824     12.829              8.50%                        59,398.3               762,021
Qualified XII (1.10)         11.803     12.800              8.45%                        17,651.2               225,935
Qualified XII (1.15)         11.781     12.770              8.39%                        58,437.4               746,246
Qualified XII (1.20)         11.760     12.740              8.33%                        28,921.1               368,455
Qualified XII (1.25)         11.738     12.711              8.29%                         9,827.4               124,916
Qualified XII (1.30)         11.717     12.681              8.23%                         7,648.2                96,987
Qualified XII (1.35)         11.769     12.652              7.50%            (2)             58.4                   739
Qualified XII (1.40)         11.674     12.623              8.13%                         3,129.5                39,504
Qualified XII (1.50)         11.632     12.564              8.01%                           695.0                 8,732
Qualified XIII               14.009     15.215              8.61%                       114,543.2             1,742,775

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XV               $ 13.986   $ 15.190              8.61%                       101,758.7       $     1,545,714
Qualified XVI                13.764     14.868              8.02%                       155,213.8             2,307,719
Qualified XVII               13.912     15.087              8.45%                       264,384.8             3,988,774
Qualified XVIII              13.912     15.087              8.45%                       523,161.1             7,892,931
Qualified XIX                54.642     59.293              8.51%                         7,879.3               467,190
Qualified XX                 53.945     58.502              8.45%                        18,880.2             1,104,528
Qualified XXI                13.999     15.227              8.77%                        17,781.0               270,751
Qualified XXII               14.022     15.252              8.77%                        38,843.4               592,439
Qualified XXIV               12.155     12.867              5.86%            (6)        165,139.0             2,124,844
Qualified XXV                14.385     15.030              4.48%            (9)         59,880.0               899,997
Qualified XXVI               14.416     15.023              4.21%            (9)          4,465.3                67,082
Qualified XXVII              53.528     58.266              8.85%            (2)        603,258.7            35,149,471
Qualified XXVIII             53.528     58.190              8.71%            (2)        155,538.3             9,050,774
Qualified XXIX               57.031     58.190              2.03%                         2,085.2               121,338
Qualified XXX                53.738     58.180              8.27%                        29,616.6             1,723,100
Annuity contracts in
  payment period                                                                                              5,792,395
--------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Qualified III                16.458     16.322             (0.83%)                           29.5                   481
Qualified V                  16.342     16.181             (0.99%)                          575.0                 9,304
Qualified VI                 16.458     16.322             (0.83%)                    2,083,592.6            34,008,401
Qualified X (1.15)           16.923     16.799             (0.73%)                       18,918.2               317,807
Qualified X (1.25)           16.847     16.707             (0.83%)                      314,495.1             5,254,269
Qualified XI                 16.670     16.625             (0.27%)                       72,153.4             1,199,551
Qualified XII (0.35)         10.497     10.777              2.67%            (5)         75,426.6               812,873
Qualified XII (0.40)         14.960     14.962              0.01%                           581.4                 8,699
Qualified XII (0.45)         10.752     10.749             (0.03%)                      140,545.3             1,510,721
Qualified XII (0.55)         10.735     10.721             (0.13%)                        3,859.2                41,374
Qualified XII (0.65)         10.718     10.693             (0.23%)                       98,178.7             1,049,825
Qualified XII (0.70)         10.709     10.679             (0.28%)                       13,626.2               145,514
Qualified XII (0.75)         10.701     10.665             (0.34%)                      214,545.2             2,288,125
Qualified XII (0.80)         11.275     11.232             (0.38%)                      134,663.6             1,512,541
Qualified XII (0.85)         14.921     14.857             (0.43%)                       65,822.6               977,926
Qualified XII (0.90)         11.115     11.061             (0.49%)                        6,134.6                67,855
Qualified XII (0.95)         14.867     14.788             (0.53%)                       59,724.4               883,204
Qualified XII (1.00)         14.840     14.754             (0.58%)                      135,910.5             2,005,223
Qualified XII (1.05)         14.813     14.719             (0.63%)                       51,578.0               759,176
Qualified XII (1.10)         14.786     14.685             (0.68%)                       47,415.2               696,292
Qualified XII (1.15)         14.759     14.651             (0.73%)                       14,299.9               209,508
Qualified XII (1.20)         14.732     14.617             (0.78%)                      371,913.0             5,436,252
Qualified XII (1.25)         14.705     14.584             (0.82%)                       11,049.6               161,148
Qualified XII (1.30)         14.679     14.550             (0.88%)                       14,623.9               212,778
Qualified XII (1.35)         14.793     14.516             (1.87%)           (2)              3.9                    56
Qualified XII (1.40)         14.625     14.483             (0.97%)                        4,151.4                60,125
Qualified XII (1.50)         14.572     14.416             (1.07%)                          472.4                 6,810
Qualified XIII               16.637     16.548             (0.53%)                        9,637.6               159,483
Qualified XV                 16.609     16.521             (0.53%)                       10,168.0               167,986
Qualified XVI                16.346     16.170             (1.08%)                       32,973.2               533,177
Qualified XVII               16.607     16.526             (0.49%)                       37,614.4               621,616
Qualified XVIII              16.999     16.917             (0.48%)                       11,019.9               186,424
Qualified XXI                16.624     16.561             (0.38%)                       10,579.4               175,205
Qualified XXII               16.652     16.588             (0.38%)                       11,879.3               197,054
Qualified XXIV               14.969     14.763             (1.38%)           (6)          6,470.7                95,527
Qualified XXV                16.707     16.347             (2.15%)           (9)          4,110.8                67,200
Qualified XXVI               16.294     16.340              0.28%            (9)            304.0                 4,967
Qualified XXVII              16.637     16.343             (1.77%)           (2)         36,195.9               591,550
Qualified XXVIII             16.637     16.322             (1.89%)           (2)          1,565.4                25,550
Annuity contracts in
  payment period                                                                                                 68,046
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Qualified III                19.358     17.424             (9.99%)                       29,117.9               507,351
Qualified VI                 19.358     17.424             (9.99%)                    4,499,483.4            78,398,999
Qualified XI                 19.568     17.712             (9.48%)                      546,470.2             9,679,080

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C: (continued):
Qualified XII (0.60)       $ 13.075   $ 12.298             (5.94%)           (5)         66,328.5       $       815,708
Qualified XII (0.65)         19.672     17.857             (9.23%)                          109.6                 1,957
Qualified XII (0.70)         13.520     12.266             (9.28%)                       23,935.4               293,592
Qualified XII (0.80)         13.498     12.234             (9.36%)                        6,968.0                85,247
Qualified XII (0.90)         13.477     12.203             (9.45%)                       10,693.6               130,494
Qualified XII (0.95)         12.849     12.187             (5.15%)           (5)          8,063.3                98,267
Qualified XII (1.00)         13.455     12.171             (9.54%)                      107,474.7             1,308,075
Qualified XII (1.05)         14.919     13.489             (9.59%)                      578,463.2             7,802,890
Qualified XII (1.10)         19.615     17.725             (9.64%)                       76,637.1             1,358,393
Qualified XII (1.15)         14.489     13.087             (9.68%)                        4,014.5                52,538
Qualified XII (1.20)         19.550     17.649             (9.72%)                      115,574.6             2,039,776
Qualified XII (1.25)         19.518     17.612             (9.77%)                      990,293.7            17,441,053
Qualified XII (1.30)         19.486     17.574             (9.81%)                        1,697.7                29,836
Qualified XII (1.35)         19.454     17.536             (9.86%)                        4,951.0                86,820
Qualified XII (1.40)         19.422     17.499             (9.90%)                        3,706.0                64,851
Qualified XII (1.45)         19.390     17.461             (9.95%)                        3,011.7                52,587
Qualified XIII               19.550     17.649             (9.72%)                       83,470.8             1,473,177
Qualified XV                 19.536     17.637             (9.72%)                       16,020.9               282,560
Qualified XVI                19.227     17.263            (10.21%)                       25,328.3               437,243
Qualified XVII               19.358     17.424             (9.99%)                       93,254.5             1,624,867
Qualified XXI                19.557     17.682             (9.59%)                       47,002.9               831,106
Qualified XXII               19.571     17.694             (9.59%)                       75,781.6             1,340,880
Qualified XXV                18.958     17.451             (7.95%)           (9)         62,911.9             1,097,875
Qualified XXVI               18.294     17.443             (4.65%)           (9)            496.7                 8,664
Qualified XXVII              18.371     17.447             (5.03%)           (2)        385,443.5             6,724,833
Qualified XXVIII             18.372     17.424             (5.16%)           (2)        122,049.3             2,126,587
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Qualified III                10.726     10.188             (5.02%)                        6,178.2                62,943
Qualified VI                 10.726     10.188             (5.02%)                   13,303,066.2           135,531,636
Qualified X (1.15)           10.726     10.188             (5.02%)                      139,040.1             1,416,541
Qualified X (1.25)           10.726     10.188             (5.02%)                    2,618,087.2            26,673,072
Qualified XI                 10.775     10.292             (4.48%)                    2,233,755.0            22,989,806
Qualified XII (0.60)         10.239     10.394              1.51%            (5)        123,380.6             1,282,418
Qualified XII (0.65)         10.833     10.376             (4.22%)                        1,176.9                12,212
Qualified XII (0.70)         10.832     10.370             (4.27%)                       39,906.2               413,827
Qualified XII (0.80)         10.818     10.347             (4.35%)                       28,921.7               299,253
Qualified XII (0.90)         10.805     10.324             (4.45%)                       22,607.9               233,404
Qualified XII (0.95)         10.103     10.313              2.08%            (5)         17,710.5               182,648
Qualified XII (1.00)         10.792     10.301             (4.55%)                      204,858.3             2,110,245
Qualified XII (1.05)         10.785     10.290             (4.59%)                    2,847,975.4            29,305,667
Qualified XII (1.10)         10.779     10.279             (4.64%)                      127,491.1             1,310,481
Qualified XII (1.15)         10.772     10.267             (4.69%)                        7,600.0                78,029
Qualified XII (1.20)         10.765     10.256             (4.73%)                      310,326.7             3,182,711
Qualified XII (1.25)         10.759     10.244             (4.79%)                    5,102,718.6            52,272,249
Qualified XII (1.30)         10.752     10.233             (4.83%)                       39,657.4               405,814
Qualified XII (1.35)         10.745     10.222             (4.87%)                       20,860.6               213,237
Qualified XII (1.40)         10.739     10.210             (4.93%)                       16,039.0               163,758
Qualified XII (1.50)         10.726     10.188             (5.02%)                        4,235.8                43,154
Qualified XII (1.75)         10.693     10.131             (5.26%)                          695.8                 7,049
Qualified XIII               10.765     10.256             (4.73%)                      388,392.1             3,983,349
Qualified XV                 10.765     10.256             (4.73%)                       77,534.9               795,198
Qualified XVI                10.693     10.131             (5.26%)                      103,950.1             1,053,118
Qualified XVII               10.726     10.188             (5.02%)                       94,258.4               960,305
Qualified XVIII              10.726     10.188             (5.02%)                      536,117.4             5,461,964
Qualified XXI                10.777     10.282             (4.59%)                      195,828.0             2,013,503
Qualified XXII               10.777     10.282             (4.59%)                      452,842.1             4,656,122
Qualified XXIV               10.406     10.251             (1.49%)           (6)         71,274.8               730,638
Qualified XXV                10.381     10.203             (1.71%)           (9)         78,974.2               805,774
Qualified XXVI               10.207     10.199             (0.08%)           (9)          1,369.3                13,965
Qualified XXVII              10.224     10.201             (0.22%)           (2)      3,177,580.1            32,414,495
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Qualified V                $ 10.751   $ 10.114             (5.93%)                          489.8       $         4,954
Qualified VI                 10.760     10.139             (5.77%)                    5,712,633.7            57,920,395
Qualified X (1.15)           10.755     10.109             (6.01%)                      155,990.2             1,576,905
Qualified X (1.25)           10.752     10.107             (6.00%)                    1,392,603.1            14,075,040
Qualified XI                 10.787     10.221             (5.25%)                      763,611.9             7,804,877
Qualified XII (0.70)         10.807     10.265             (5.02%)                        2,531.9                25,990
Qualified XII (0.80)         10.801     10.249             (5.11%)                       24,171.9               247,738
Qualified XII (0.95)         10.224     10.226              0.02%            (5)         57,462.1               587,607
Qualified XII (1.00)         10.789     10.218             (5.29%)                       63,957.0               653,513
Qualified XII (1.05)         10.787     10.210             (5.35%)                    1,061,700.4            10,839,961
Qualified XII (1.10)         10.784     10.202             (5.40%)                       39,174.9               399,662
Qualified XII (1.15)         10.781     10.194             (5.44%)                        1,600.0                16,310
Qualified XII (1.20)         10.778     10.186             (5.49%)                      127,699.5             1,300,747
Qualified XII (1.25)         10.775     10.178             (5.54%)                    1,500,333.2            15,270,391
Qualified XII (1.30)         10.772     10.171             (5.58%)                       14,079.7               143,205
Qualified XII (1.35)         10.769     10.163             (5.63%)                        4,033.4                40,991
Qualified XII (1.40)         10.766     10.155             (5.68%)                        5,246.1                53,274
Qualified XII (1.50)         10.760     10.139             (5.77%)                        9,586.3                97,195
Qualified XII (1.75)         10.745     10.100             (6.00%)                          287.7                 2,906
Qualified XIII               10.778     10.186             (5.49%)                      104,359.7             1,063,008
Qualified XV                 10.778     10.186             (5.49%)                       87,491.3               891,186
Qualified XVI                10.745     10.100             (6.00%)                       29,135.5               294,269
Qualified XVII               10.760     10.139             (5.77%)                      125,087.7             1,268,264
Qualified XVIII              10.752     10.107             (6.00%)                       64,489.2               651,792
Qualified XXI                10.787     10.210             (5.35%)                      165,247.6             1,687,178
Qualified XXII               10.787     10.210             (5.35%)                      173,190.0             1,768,270
Qualified XXIV               10.531     10.185             (3.29%)           (6)         23,134.6               235,626
Qualified XXV                10.452     10.155             (2.84%)           (9)        172,664.6             1,753,409
Qualified XXVII              10.283     10.153             (1.26%)           (2)      1,083,421.6            10,999,979
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Qualified VI                 10.370      9.914             (4.40%)                    1,574,542.7            15,610,012
Qualified X (1.25)           10.369      9.888             (4.64%)                      466,941.8             4,617,121
Qualified XI                 10.384      9.983             (3.86%)                       86,922.8               867,750
Qualified XII (0.60)          9.873     10.031              1.60%            (5)          5,346.4                53,630
Qualified XII (0.80)         10.392     10.004             (3.73%)                        1,379.7                13,803
Qualified XII (0.90)         10.389      9.991             (3.83%)                          359.5                 3,592
Qualified XII (1.00)         10.386      9.978             (3.93%)                       26,136.6               260,791
Qualified XII (1.05)         10.384      9.972             (3.97%)                      163,563.9             1,631,059
Qualified XII (1.10)         10.383      9.965             (4.03%)                       52,679.8               524,954
Qualified XII (1.20)         10.379      9.952             (4.11%)                       26,500.6               263,734
Qualified XII (1.25)         10.378      9.946             (4.16%)                      579,378.5             5,762,499
Qualified XII (1.30)         10.376      9.939             (4.21%)                        4,382.3                43,556
Qualified XII (1.35)         10.375      9.933             (4.26%)                        3,944.2                39,178
Qualified XII (1.40)         10.373      9.926             (4.31%)                        3,654.4                36,274
Qualified XII (1.45)         10.371      9.920             (4.35%)                       35,869.8               355,828
Qualified XII (1.55)         10.193      9.907             (2.81%)           (7)            132.0                 1,308
Qualified XIII               10.379      9.952             (4.11%)                       30,434.6               302,885
Qualified XV                 10.379      9.952             (4.11%)                       30,357.2               302,115
Qualified XVI                10.362      9.881             (4.64%)                        5,837.3                57,678
Qualified XVII               10.370      9.914             (4.40%)                       29,547.1               292,930
Qualified XVIII              10.369      9.888             (4.64%)                       69,330.3               685,538
Qualified XXI                10.384      9.972             (3.97%)                        9,240.4                92,145
Qualified XXII               10.384      9.972             (3.97%)                       18,135.0               180,842
Qualified XXIV               10.067      9.952             (1.14%)           (6)          6,204.8                61,750
Qualified XXV                10.067      9.929             (1.37%)           (9)         18,054.5               179,263
Qualified XXVII               9.923      9.927              0.04%            (2)        580,576.2             5,763,380
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Qualified VI                 10.020     10.069              0.49%                     1,268,817.2            12,775,721
Qualified X (1.15)           10.086     10.051             (0.35%)           (2)         47,965.0               482,096
Qualified X (1.25)           10.020     10.049              0.29%                       241,335.0             2,425,175
Qualified XI                 10.022     10.127              1.05%                       111,279.1             1,126,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H: (continued):
Qualified XII (0.60)       $ 10.178   $ 10.163             (0.15%)           (5)            331.6       $         3,370
Qualified XII (0.80)         10.050     10.142              0.92%            (1)         13,648.5               138,423
Qualified XII (0.90)         10.652     10.131             (4.89%)           (3)          1,483.3                15,027
Qualified XII (0.95)         10.085     10.126              0.41%            (5)         10,895.1               110,324
Qualified XII (1.00)         10.043     10.121              0.78%            (1)         14,380.6               145,546
Qualified XII (1.05)         10.021     10.116              0.95%            (1)        339,304.6             3,432,405
Qualified XII (1.10)         10.042     10.111              0.69%            (1)         23,489.4               237,501
Qualified XII (1.20)         10.021     10.100              0.79%                        13,950.5               140,900
Qualified XII (1.25)         10.021     10.095              0.74%                       285,355.3             2,880,662
Qualified XII (1.30)         10.021     10.090              0.69%                         1,294.8                13,065
Qualified XII (1.35)         10.020     10.084              0.64%                         8,826.3                89,004
Qualified XII (1.40)         10.044     10.079              0.35%            (1)          5,910.1                59,568
Qualified XII (1.45)         10.020     10.074              0.54%                         5,077.4                51,150
Qualified XIII               10.021     10.100              0.79%                        23,614.4               238,505
Qualified XV                 10.021     10.100              0.79%                        16,123.9               162,851
Qualified XVI                10.019     10.043              0.24%                         9,657.3                96,988
Qualified XVII               10.043     10.069              0.26%            (1)         58,378.1               587,809
Qualified XVIII              10.020     10.049              0.29%                        60,782.9               610,807
Qualified XXI                10.022     10.116              0.94%                         5,072.3                51,311
Qualified XXII               10.033     10.116              0.83%            (1)         34,213.2               346,101
Qualified XXV                10.332     10.084             (2.40%)           (9)          3,437.1                34,660
Qualified XXVI               10.131     10.080             (0.50%)           (9)            395.1                 3,983
Qualified XXVII              10.066     10.082              0.16%            (2)        289,206.3             2,915,778
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Qualified X (1.25)           10.005      9.863             (1.42%)           (3)        115,538.7             1,139,558
Qualified XVIII              10.020      9.863             (1.57%)           (4)         22,788.4               224,762
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Qualified X (1.25)            9.997      9.731             (2.66%)           (6)         40,311.1               392,267
Qualified XVIII              10.098      9.731             (3.63%)           (8)          6,624.1                64,459
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Qualified X (1.25)           10.031     10.041              0.10%            (8)         91,123.2               914,968
Qualified XVIII              10.058     10.041             (0.17%)           (9)          1,699.0                17,060
Qualified XXVII              10.023     10.046              0.23%            (8)        192,188.5             1,930,726
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:
Qualified XXVII              10.006     10.015              0.09%           (11)          1,596.3                15,987
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Qualified I                 374.804    329.769            (12.02%)                      100,475.1            33,133,575
Qualified III               285.655    250.600            (12.27%)                       11,884.6             2,978,293
Qualified V                  28.987     25.448            (12.21%)                       16,861.9               429,101
Qualified VI                 29.100     25.588            (12.07%)                   90,718,317.0         2,321,300,294
Qualified VII                27.450     24.151            (12.02%)                    7,082,962.5           171,060,628
Qualified VIII               27.018     23.756            (12.07%)                       51,784.0             1,230,180
Qualified IX                 27.182     24.020            (11.63%)                       15,521.2               372,819
Qualified X (1.15)           29.280     25.772            (11.98%)                      481,221.6            12,402,044
Qualified X (1.25)           29.100     25.588            (12.07%)                   15,052,265.7           385,157,374
Qualified XI                 29.475     26.063            (11.58%)                    4,152,127.0           108,216,887
Qualified XII (0.35)         11.432     10.545             (7.76%)           (5)      5,130,359.5            54,099,641
Qualified XII (0.40)         19.586     17.368            (11.32%)                       55,508.4               964,070
Qualified XII (0.45)         11.867     10.518            (11.37%)                      396,365.5             4,168,972
Qualified XII (0.55)         11.847     10.490            (11.45%)                    1,009,352.0            10,588,103
Qualified XII (0.65)         11.828     10.463            (11.54%)                      448,612.4             4,693,832
Qualified XII (0.70)         11.819     10.450            (11.58%)                      525,994.8             5,496,646
Qualified XII (0.75)         11.809     10.436            (11.63%)                    3,953,353.9            41,257,201
Qualified XII (0.80)         12.939     11.429            (11.67%)                   11,724,441.0           133,998,636
Qualified XII (0.85)         19.535     17.246            (11.72%)                    4,996,223.1            86,164,863
Qualified XII (0.90)         12.572     11.094            (11.76%)                      131,644.7             1,460,466
Qualified XII (0.95)         19.464     17.166            (11.81%)                    3,034,487.9            52,090,020
Qualified XII (1.00)         19.429     17.127            (11.85%)                   10,368,984.1           177,589,590
Qualified XII (1.05)         19.393     17.087            (11.89%)                      499,790.4             8,539,919
Qualified XII (1.10)         19.358     17.047            (11.94%)                      221,197.6             3,770,755

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XII (1.15)       $ 19.323   $ 17.008            (11.98%)                      329,934.2       $     5,611,521
Qualified XII (1.20)         19.288     16.969            (12.02%)                      197,616.7             3,353,358
Qualified XII (1.25)         19.253     16.929            (12.07%)                       53,512.6               905,914
Qualified XII (1.30)         19.218     16.890            (12.11%)                       12,706.0               214,605
Qualified XII (1.35)         18.079     16.851             (6.79%)           (2)             65.7                 1,107
Qualified XII (1.40)         19.148     16.812            (12.20%)                       23,600.2               396,766
Qualified XII (1.50)         19.078     16.734            (12.29%)                       13,521.8               226,274
Qualified XIII               29.416     25.943            (11.81%)                      867,248.8            22,499,036
Qualified XV                 29.367     25.900            (11.81%)                      878,039.9            22,741,234
Qualified XVI                28.902     25.351            (12.29%)                    1,314,584.9            33,326,043
Qualified XVII               29.287     25.817            (11.85%)                    4,335,995.8           111,942,404
Qualified XVIII              29.287     25.817            (11.85%)                    4,664,125.2           120,413,721
Qualified XIX               377.218    332.719            (11.80%)                       54,075.8            17,992,039
Qualified XX                286.829    252.842            (11.85%)                      119,701.5            30,265,567
Qualified XXI                29.394     25.963            (11.67%)                      868,957.6            22,560,745
Qualified XXII               29.443     26.006            (11.67%)                    1,132,148.1            29,442,644
Qualified XXIV               19.041     17.138             (9.99%)           (6)      1,179,341.3            20,211,552
Qualified XXV                28.038     25.628             (8.60%)           (9)        727,720.6            18,650,024
Qualified XXVI               26.982     25.617             (5.06%)           (9)         34,055.5               872,399
Qualified XXVII             275.773    250.928             (9.01%)           (2)      1,257,857.1           315,631,560
Qualified XXVIII            275.776    250.600             (9.13%)           (2)         30,795.6             7,717,365
Qualified XXIX              248.703    250.600              0.76%                         6,171.8             1,546,652
Qualified XXX               284.994    250.558            (12.08%)                       81,402.4            20,396,004
Annuity contracts in
  payment period                                                                                            311,465,868
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Qualified III                18.124     15.760            (13.04%)                          840.0                13,238
Qualified V                  23.771     20.638            (13.18%)                        3,433.4                70,858
Qualified VI                 23.875     20.761            (13.04%)                    4,162,081.8            86,408,981
Qualified VIII               23.870     20.755            (13.05%)                        1,210.0                25,113
Qualified X (1.15)           23.940     20.839            (12.95%)                       23,304.8               485,649
Qualified X (1.25)           23.875     20.761            (13.04%)                      644,933.3            13,389,461
Qualified XI                 24.094     21.069            (12.55%)                      259,594.1             5,469,388
Qualified XII (0.35)         15.254     13.544            (11.21%)           (5)        168,968.9             2,288,515
Qualified XII (0.40)         24.222     21.242            (12.30%)                          981.2                20,843
Qualified XII (0.45)         15.412     13.509            (12.35%)                      236,124.1             3,189,800
Qualified XII (0.55)         15.387     13.474            (12.43%)                       22,757.5               306,634
Qualified XII (0.60)         14.825     13.456             (9.23%)          (11)              1.4                    19
Qualified XII (0.65)         15.362     13.439            (12.52%)                       20,846.9               280,162
Qualified XII (0.70)         15.350     13.421            (12.57%)                      160,372.0             2,152,352
Qualified XII (0.75)         15.338     13.404            (12.61%)                      278,123.2             3,727,963
Qualified XII (0.80)         17.447     15.239            (12.66%)                    1,159,343.0            17,667,228
Qualified XII (0.85)         24.137     21.073            (12.69%)                       88,456.0             1,864,034
Qualified XII (0.90)         16.962     14.801            (12.74%)                       18,738.5               277,349
Qualified XII (0.95)         24.071     20.994            (12.78%)                       99,760.5             2,094,372
Qualified XII (1.00)         24.039     20.955            (12.83%)                      755,685.6            15,835,392
Qualified XII (1.05)         24.006     20.916            (12.87%)                       64,832.0             1,356,026
Qualified XII (1.10)         23.973     20.878            (12.91%)                        9,211.2               192,312
Qualified XII (1.15)         23.940     20.839            (12.95%)                       16,704.9               348,114
Qualified XII (1.20)         23.908     20.800            (13.00%)                       11,753.0               244,463
Qualified XII (1.25)         23.875     20.761            (13.04%)                       10,083.5               209,343
Qualified XII (1.30)         23.843     20.723            (13.09%)                        6,817.2               141,272
Qualified XII (1.35)         23.242     20.684            (11.01%)           (2)            193.8                 4,008
Qualified XII (1.40)         23.778     20.646            (13.17%)                        2,989.4                61,720
Qualified XII (1.50)         23.713     20.569            (13.26%)                        5,215.1               107,269
Qualified XIII               24.071     20.994            (12.78%)                       32,769.8               687,970
Qualified XV                 24.071     20.994            (12.78%)                       38,168.0               801,299
Qualified XVI                23.713     20.569            (13.26%)                       74,056.3             1,523,264
Qualified XVII               23.875     20.761            (13.04%)                       55,705.1             1,156,493
Qualified XVIII              24.091     21.022            (12.74%)                       63,055.8             1,325,559
Qualified XXI                24.094     21.045            (12.65%)                       69,861.9             1,470,244
Qualified XXII               24.094     21.045            (12.65%)                      103,002.5             2,167,687

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Qualified XXIV             $ 26.062   $ 20.969            (19.54%)           (6)         59,768.7       $     1,253,290
Qualified XXV                24.462     20.793            (15.00%)           (9)         80,896.8             1,682,087
Qualified XXVI               23.388     20.784            (11.13%)           (9)          2,394.2                49,761
Qualified XXVII               9.343      7.718            (17.39%)           (8)         87,757.2               677,310
Annuity contracts in
  payment period                                                                                                132,657
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Qualified V                  22.923     20.478            (10.67%)                        1,069.5                21,901
Qualified VI                 23.044     20.618            (10.53%)                   10,804,600.3           222,769,249
Qualified VIII               23.038     20.612            (10.53%)                        1,696.4                34,966
Qualified X (1.15)           23.120     20.707            (10.44%)                       66,254.2             1,371,925
Qualified X (1.25)           23.044     20.618            (10.53%)                    1,239,413.6            25,554,230
Qualified XI                 23.294     20.959            (10.02%)                      728,521.5            15,269,082
Qualified XII (0.35)         13.504     12.651             (6.32%)           (5)        332,138.6             4,201,885
Qualified XII (0.40)         23.418     21.131             (9.77%)                        1,499.6                31,689
Qualified XII (0.45)         13.991     12.618             (9.81%)                      398,207.5             5,024,582
Qualified XII (0.55)         13.968     12.585             (9.90%)                      134,831.0             1,696,848
Qualified XII (0.60)         12.787     12.569             (1.70%)          (11)              2.3                    29
Qualified XII (0.65)         13.946     12.553             (9.99%)                      214,857.7             2,697,109
Qualified XII (0.70)         13.935     12.536            (10.04%)                       94,619.6             1,186,151
Qualified XII (0.75)         13.923     12.520            (10.08%)                      555,823.6             6,958,911
Qualified XII (0.80)         15.521     13.950            (10.12%)                    2,757,219.9            38,463,217
Qualified XII (0.85)         23.350     20.975            (10.17%)                      625,951.4            13,129,331
Qualified XII (0.90)         15.036     13.500            (10.22%)                       35,744.4               482,550
Qualified XII (0.95)         23.273     20.885            (10.26%)                      364,048.2             7,603,147
Qualified XII (1.00)         23.235     20.841            (10.30%)                    1,994,038.0            41,557,745
Qualified XII (1.05)         23.196     20.796            (10.35%)                      104,345.5             2,169,969
Qualified XII (1.10)         23.158     20.751            (10.39%)                       76,996.8             1,597,761
Qualified XII (1.15)         23.120     20.707            (10.44%)                       39,702.7               822,123
Qualified XII (1.20)         23.082     20.663            (10.48%)                       35,906.4               741,934
Qualified XII (1.25)         23.044     20.618            (10.53%)                       23,353.3               481,498
Qualified XII (1.30)         23.006     20.574            (10.57%)                       18,316.2               376,838
Qualified XII (1.35)         21.210     20.530             (3.21%)           (2)            166.5                 3,418
Qualified XII (1.40)         22.930     20.486            (10.66%)                        9,813.8               201,045
Qualified XII (1.50)         22.855     20.399            (10.75%)                        6,602.6               134,687
Qualified XIII               23.273     20.885            (10.26%)                       96,356.4             2,012,403
Qualified XIV                23.044     20.618            (10.53%)                          529.1                10,908
Qualified XV                 23.256     20.870            (10.26%)                       43,031.0               898,056
Qualified XVI                22.887     20.427            (10.75%)                      146,862.7             2,999,965
Qualified XVII               23.103     20.692            (10.44%)                       90,740.7             1,877,606
Qualified XVIII              23.252     20.877            (10.21%)                       59,854.8             1,249,589
Qualified XXI                23.277     20.920            (10.13%)                      378,291.3             7,913,853
Qualified XXII               23.294     20.936            (10.12%)                      142,200.3             2,977,105
Qualified XXIV               23.001     20.854             (9.33%)           (6)         83,049.5             1,731,914
Qualified XXV                22.482     20.650             (8.15%)           (9)        110,803.6             2,288,095
Qualified XXVI               21.677     20.641             (4.78%)           (9)          7,167.8               147,951
Qualified XXVII              21.787     20.645             (5.24%)           (2)      2,198,549.7            45,389,058
Qualified XXVIII             21.787     20.618             (5.37%)           (2)      1,114,270.0            22,974,018
Annuity contracts in
  payment period                                                                                              1,883,772
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Qualified V                  12.497     14.688             17.53%            (1)            221.2                 3,249
Qualified VI                 12.455     14.751             18.43%                     1,651,221.6            24,357,170
Qualified VIII               12.454     14.748             18.42%                             2.9                    43
Qualified X (1.15)           13.477     14.791              9.75%            (3)          4,513.6                66,760
Qualified X (1.25)           12.455     14.751             18.43%                       185,614.9             2,738,005
Qualified XI                 12.530     14.923             19.10%                       140,819.5             2,101,449
Qualified XII (0.35)         14.273     15.460              8.32%            (5)         47,993.2               741,975
Qualified XII (0.40)         12.597     15.046             19.44%                           556.8                 8,378
Qualified XII (0.45)         12.916     15.419             19.38%                        18,305.5               282,252
Qualified XII (0.55)         12.896     15.379             19.25%                         7,716.2               118,667
Qualified XII (0.65)         12.875     15.339             19.14%                         7,546.3               115,752
Qualified XII (0.70)         12.864     15.319             19.08%                        15,600.5               238,984

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XII (0.75)       $ 12.854   $ 15.299             19.02%                        32,312.1       $       494,343
Qualified XII (0.80)         12.551     14.930             18.95%                       148,980.8             2,224,283
Qualified XII (0.85)         12.540     14.910             18.90%                        52,574.4               783,885
Qualified XII (0.90)         12.529     14.890             18.84%                         3,892.7                57,963
Qualified XII (0.95)         12.519     14.870             18.78%                        67,543.2             1,004,367
Qualified XII (1.00)         12.508     14.851             18.73%                       174,355.3             2,589,351
Qualified XII (1.05)         12.498     14.831             18.67%                         9,532.1               141,370
Qualified XII (1.10)         12.487     14.811             18.61%                         5,612.0                83,119
Qualified XII (1.15)         12.477     14.791             18.55%                         5,064.4                74,908
Qualified XII (1.20)         12.466     14.771             18.49%                         2,937.0                43,383
Qualified XII (1.25)         12.455     14.751             18.43%                         2,018.8                29,779
Qualified XII (1.30)         12.445     14.731             18.37%                         1,743.5                25,684
Qualified XII (1.35)         12.420     14.712             18.45%            (2)            101.1                 1,488
Qualified XII (1.40)         12.564     14.692             16.94%            (2)          1,016.5                14,934
Qualified XII (1.50)         12.403     14.653             18.14%                           340.5                 4,989
Qualified XIII               12.519     14.870             18.78%                        19,360.7               287,893
Qualified XV                 12.519     14.870             18.78%                        19,369.3               288,022
Qualified XVI                12.403     14.653             18.14%                        22,439.6               328,807
Qualified XVII               12.475     14.751             18.24%            (2)          6,140.4                90,577
Qualified XVIII              12.455     14.751             18.43%                        29,585.0               436,408
Qualified XXI                12.530     14.906             18.96%                        46,568.5               694,150
Qualified XXII               12.530     14.906             18.96%                        21,104.3               314,581
Qualified XXIV               14.131     14.860              5.16%            (6)          8,616.4               128,039
Qualified XXV                15.067     14.774             (1.94%)           (9)         23,199.5               342,750
Qualified XXVI               14.459     14.768              2.14%            (9)          3,480.0                51,393
Qualified XXVII              13.115     15.377             17.25%            (2)        344,474.8             5,296,989
Qualified XXVIII             13.116     15.357             17.09%            (2)        572,329.2             8,789,259
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Qualified V                  10.271     10.416              1.41%           (10)             12.2                   127
Qualified VI                  9.645     10.461              8.46%                       528,977.5             5,533,637
Qualified X (1.15)            9.661     10.489              8.57%                         1,442.0                15,125
Qualified X (1.25)            9.645     10.461              8.46%                        91,047.3               952,446
Qualified XI                  9.703     10.583              9.07%                        36,589.3               387,225
Qualified XII (0.35)          9.804     11.144             13.67%            (5)         16,975.5               189,175
Qualified XII (0.45)         10.166     11.115              9.34%                         2,602.7                28,929
Qualified XII (0.65)         10.134     11.057              9.11%                        44,025.8               486,793
Qualified XII (0.70)         10.126     11.042              9.05%                         2,159.2                23,842
Qualified XII (0.75)         10.117     11.028              9.00%                        15,933.7               175,717
Qualified XII (0.80)          9.718     10.588              8.95%                        61,434.5               650,469
Qualified XII (0.85)          9.710     10.574              8.90%                        20,025.3               211,748
Qualified XII (0.90)          9.702     10.559              8.83%                         1,099.5                11,610
Qualified XII (0.95)          9.694     10.545              8.78%                        16,219.3               171,032
Qualified XII (1.00)          9.686     10.531              8.72%                        70,028.4               737,469
Qualified XII (1.05)          9.677     10.517              8.68%                         3,795.6                39,918
Qualified XII (1.10)          9.669     10.503              8.63%                         1,063.3                11,168
Qualified XII (1.15)          9.661     10.489              8.57%                         1,569.1                16,458
Qualified XII (1.20)          9.653     10.475              8.52%                         2,252.9                23,599
Qualified XII (1.25)          8.614     10.461             21.44%            (4)            692.7                 7,246
Qualified XII (1.30)          9.637     10.447              8.41%                            22.1                   231
Qualified XII (1.35)          9.777     10.433              6.71%            (2)             14.8                   154
Qualified XII (1.40)          9.746     10.419              6.91%            (2)          2,254.9                23,494
Qualified XII (1.50)          9.604     10.391              8.19%                           116.9                 1,215
Qualified XIII                9.694     10.545              8.78%                         6,873.5                72,481
Qualified XV                  9.694     10.545              8.78%                         6,765.9                71,346
Qualified XVI                 9.604     10.391              8.19%                         7,534.1                78,287
Qualified XVII                9.645     10.461              8.46%                            66.3                   694
Qualified XVIII               9.645     10.461              8.46%                         3,001.1                31,395
Qualified XXI                 9.703     10.571              8.95%                        12,341.2               130,459
Qualified XXII                9.703     10.571              8.95%                         9,383.7                99,195
Qualified XXIV                9.929     10.538              6.13%            (6)          1,304.5                13,747
Qualified XXV                10.027     10.477              4.49%            (9)          3,066.6                32,129

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP: (continued):
Qualified XXVII            $ 10.151   $ 10.881              7.19%            (2)        185,349.9       $     2,016,792
Qualified XXVIII             10.151     10.866              7.04%            (2)         54,966.8               597,269
--------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Qualified V                  14.554     11.434            (21.44%)                           49.1                   561
Qualified VI                 14.594     11.484            (21.31%)                      697,215.3             8,006,821
Qualified VIII               14.592     11.481            (21.32%)                           10.9                   125
Qualified X (1.15)           14.618     11.514            (21.23%)                        1,073.0                12,354
Qualified X (1.25)           14.594     11.484            (21.31%)                      102,558.2             1,177,778
Qualified XI                 14.682     11.617            (20.88%)                       15,926.1               185,014
Qualified XII (0.35)         14.054     11.462            (18.44%)           (5)         13,069.8               149,806
Qualified XII (0.45)         14.414     11.433            (20.68%)                       36,204.5               413,926
Qualified XII (0.55)         14.391     11.403            (20.76%)                          823.8                 9,394
Qualified XII (0.65)         14.367     11.373            (20.84%)                        1,360.1                15,468
Qualified XII (0.70)         14.356     11.358            (20.88%)                       36,880.2               418,885
Qualified XII (0.75)         14.344     11.344            (20.91%)                        6,183.4                70,144
Qualified XII (0.80)         14.705     11.623            (20.96%)                       51,128.9               594,271
Qualified XII (0.85)         14.693     11.608            (21.00%)                       21,474.5               249,276
Qualified XII (0.90)         14.680     11.592            (21.04%)                        1,340.6                15,540
Qualified XII (0.95)         14.668     11.576            (21.08%)                       10,159.9               117,611
Qualified XII (1.00)         14.656     11.561            (21.12%)                       49,308.6               570,057
Qualified XII (1.05)         14.643     11.545            (21.16%)                        4,129.7                47,677
Qualified XII (1.10)         14.631     11.530            (21.19%)                        1,911.1                22,035
Qualified XII (1.15)         14.618     11.514            (21.23%)                          733.6                 8,447
Qualified XII (1.20)         14.606     11.499            (21.27%)                        1,244.2                14,307
Qualified XII (1.25)         14.594     11.484            (21.31%)                        1,173.7                13,479
Qualified XII (1.30)         14.582     11.468            (21.36%)                          174.4                 2,000
Qualified XII (1.35)         15.783     11.453            (27.43%)           (2)              7.2                    82
Qualified XII (1.40)         14.557     11.437            (21.43%)                          422.9                 4,837
Qualified XII (1.50)         14.532     11.407            (21.50%)                          232.3                 2,650
Qualified XIII               14.668     11.576            (21.08%)                        6,891.9                79,781
Qualified XV                 14.668     11.576            (21.08%)                        1,093.7                12,661
Qualified XVI                14.532     11.407            (21.50%)                        9,524.0               108,640
Qualified XVIII              14.594     11.484            (21.31%)                       11,045.9               126,851
Qualified XXI                14.681     11.604            (20.96%)                        2,241.8                26,014
Qualified XXII               14.681     11.604            (20.96%)                       22,820.7               264,811
Qualified XXIV               14.803     11.568            (21.85%)           (6)         11,240.9               130,035
Qualified XXV                13.152     11.501            (12.55%)           (9)          4,906.2                56,426
Qualified XXVI               12.586     11.496             (8.66%)           (9)              1.7                    19
Qualified XXVII               9.610      8.094            (15.78%)           (8)          2,641.2                21,378
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Qualified III                15.070     15.599              3.51%                           490.0                 7,643
Qualified V                  14.964     15.465              3.35%                           587.2                 9,081
Qualified VI                 15.070     15.599              3.51%                     1,251,617.8            19,523,983
Qualified X (1.15)           15.203     15.753              3.62%                        17,675.4               278,441
Qualified X (1.25)           15.135     15.667              3.52%                       359,253.4             5,628,423
Qualified XI                 15.264     15.889              4.09%                        50,443.3               801,494
Qualified XII (0.35)         10.706     11.234              4.93%            (5)         31,285.8               351,465
Qualified XII (0.40)         13.986     14.600              4.39%                           138.3                 2,019
Qualified XII (0.45)         10.738     11.204              4.34%                        45,064.1               504,898
Qualified XII (0.55)         10.721     11.175              4.23%                        19,311.8               215,809
Qualified XII (0.65)         10.704     11.146              4.13%                        59,748.3               665,954
Qualified XII (0.70)         10.695     11.132              4.09%                         6,671.5                74,267
Qualified XII (0.75)         10.686     11.117              4.03%                        69,002.9               767,105
Qualified XII (0.80)         11.073     11.514              3.98%                       137,810.6             1,586,751
Qualified XII (0.85)         13.950     14.497              3.92%                        44,708.2               648,135
Qualified XII (0.90)         10.986     11.412              3.88%                         1,923.9                21,955
Qualified XII (0.95)         13.899     14.430              3.82%                        29,660.8               428,005
Qualified XII (1.00)         13.874     14.397              3.77%                       188,329.0             2,711,372
Qualified XII (1.05)         13.848     14.363              3.72%                        33,688.0               483,861
Qualified XII (1.10)         13.823     14.330              3.67%                        23,915.7               342,712
Qualified XII (1.15)         13.798     14.297              3.62%                        13,274.0               189,778

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XII (1.20)       $ 13.773   $ 14.264              3.56%                        17,252.5       $       246,089
Qualified XII (1.25)         13.748     14.231              3.51%                         7,350.2               104,600
Qualified XII (1.30)         13.723     14.198              3.46%                         6,773.6                96,172
Qualified XII (1.40)         13.673     14.132              3.36%                         1,037.6                14,664
Qualified XII (1.50)         13.623     14.067              3.26%                           369.6                 5,199
Qualified XIII               15.234     15.817              3.83%                         3,220.4                50,937
Qualified XV                 15.208     15.789              3.82%                         6,547.0               103,371
Qualified XVI                14.967     15.454              3.25%                        17,583.3               271,733
Qualified XVII               15.206     15.795              3.87%                        20,947.1               330,859
Qualified XVIII              15.272     15.864              3.88%                        43,923.8               696,807
Qualified XXI                15.222     15.828              3.98%                        55,825.1               883,599
Qualified XXII               15.248     15.855              3.98%                         5,216.7                82,711
Qualified XXIV               14.232     14.406              1.22%            (6)          1,444.1                20,803
Qualified XXV                15.609     15.623              0.09%            (9)          3,716.1                58,057
Qualified XXVI               15.374     15.616              1.57%            (9)            966.1                15,086
Qualified XXVII              15.132     15.620              3.22%            (2)         44,929.6               701,800
Annuity contracts in
  payment period                                                                                                198,397
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Qualified I                  45.192     47.509              5.13%                        28,487.5             1,353,413
Qualified III                44.501     46.754              5.06%                         3,601.3               168,374
Qualified V                  12.808     13.435              4.90%                        19,981.8               268,455
Qualified VI                 12.917     13.571              5.06%                     9,554,318.5           129,661,654
Qualified VII                12.842     13.500              5.12%                       276,030.4             3,726,411
Qualified VIII               12.437     13.066              5.06%                        10,882.4               142,190
Qualified IX                 12.847     13.531              5.32%                         1,653.2                22,370
Qualified X (1.15)           12.997     13.669              5.17%                       258,756.5             3,536,942
Qualified X (1.25)           12.917     13.571              5.06%                     2,471,828.3            33,545,182
Qualified XI                 13.083     13.823              5.66%                       380,540.3             5,260,209
Qualified XII (0.35)         11.033     11.443              3.72%            (5)        437,758.4             5,009,269
Qualified XII (0.40)         11.748     12.448              5.96%                         3,393.6                42,244
Qualified XII (0.45)         10.777     11.413              5.90%                        28,640.7               326,876
Qualified XII (0.55)         10.760     11.383              5.79%                        48,059.7               547,064
Qualified XII (0.65)         10.742     11.354              5.70%                       220,271.4             2,500,962
Qualified XII (0.70)         10.734     11.339              5.64%                       135,516.7             1,536,624
Qualified XII (0.75)         10.725     11.324              5.59%                       300,528.7             3,403,187
Qualified XII (0.80)         10.855     11.456              5.54%                     1,463,946.6            16,770,972
Qualified XII (0.85)         11.717     12.360              5.49%                       371,038.8             4,586,039
Qualified XII (0.90)         10.811     11.398              5.43%                        21,482.2               244,854
Qualified XII (0.95)         11.675     12.303              5.38%                       453,479.4             5,579,157
Qualified XII (1.00)         11.654     12.274              5.32%                     1,864,849.9            22,889,168
Qualified XII (1.05)         11.632     12.246              5.28%                        57,152.9               699,894
Qualified XII (1.10)         11.611     12.218              5.23%                        39,771.3               485,926
Qualified XII (1.15)         11.590     12.189              5.17%                        59,675.4               727,383
Qualified XII (1.20)         11.569     12.161              5.12%                        45,351.7               551,522
Qualified XII (1.25)         11.548     12.133              5.07%                        24,433.0               296,445
Qualified XII (1.30)         11.527     12.105              5.01%                        11,514.2               139,379
Qualified XII (1.35)         11.577     12.077              4.32%            (2)             46.9                   567
Qualified XII (1.40)         11.485     12.049              4.91%                         6,042.0                72,800
Qualified XII (1.50)         11.443     11.993              4.81%                         1,424.3                17,082
Qualified XIII               13.057     13.759              5.38%                       101,086.2             1,390,845
Qualified XV                 13.035     13.736              5.38%                        82,420.1             1,132,122
Qualified XVI                12.829     13.445              4.80%                       131,197.9             1,763,956
Qualified XVII               12.917     13.571              5.06%                       442,559.9             6,005,980
Qualified XVIII              12.917     13.571              5.06%                       807,654.3            10,960,676
Qualified XIX                45.192     47.509              5.13%                        18,452.8               876,674
Qualified XX                 44.501     46.754              5.06%                        75,480.5             3,529,015
Qualified XXI                13.047     13.769              5.53%                       117,584.1             1,619,016
Qualified XXII               13.069     13.792              5.53%                       141,829.2             1,956,108
Qualified XXIV               11.938     12.282              2.88%            (6)        119,289.1             1,465,109
Qualified XXV                13.398     13.592              1.45%            (9)         86,230.9             1,172,050
Qualified XXVI               13.409     13.586              1.32%            (9)         27,084.4               367,969

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Qualified XXVII            $ 44.732   $ 47.123              5.35%            (2)        685,272.4       $    32,292,092
Qualified XXVIII             44.735     46.754              4.51%            (2)        264,427.4            12,363,040
Qualified XXIX               46.555     46.754              0.43%                         2,552.8               119,354
Qualified XXX                44.501     46.746              5.04%                        32,033.0             1,497,428
Annuity contracts in
  payment period                                                                                                 89,722
--------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Qualified V                  17.540     18.458              5.23%                           767.0                14,158
Qualified VI                 17.617     18.568              5.40%                     2,460,640.1            45,689,165
Qualified VIII               17.613     18.563              5.39%                           639.3                11,867
Qualified X (1.15)           17.665     18.638              5.51%                        22,612.6               421,454
Qualified X (1.25)           17.617     18.568              5.40%                       295,892.6             5,494,133
Qualified XI                 17.778     18.843              5.99%                       130,001.5             2,449,618
Qualified XII (0.35)         12.599     12.732              1.06%            (5)         51,631.4               657,371
Qualified XII (0.40)         17.873     18.998              6.29%                           327.2                 6,217
Qualified XII (0.45)         11.953     12.699              6.24%                       122,373.7             1,554,024
Qualified XII (0.55)         11.933     12.666              6.14%                        21,330.6               270,174
Qualified XII (0.65)         11.914     12.633              6.03%                        14,680.9               185,464
Qualified XII (0.70)         11.904     12.616              5.98%                        24,605.7               310,426
Qualified XII (0.75)         11.895     12.600              5.93%                       144,228.7             1,817,282
Qualified XII (0.80)         12.675     13.419              5.87%                     1,784,687.4            23,948,720
Qualified XII (0.85)         17.810     18.847              5.82%                        86,789.5             1,635,721
Qualified XII (0.90)         12.336     13.048              5.77%                        13,290.5               173,415
Qualified XII (0.95)         17.762     18.777              5.71%                        75,786.5             1,423,043
Qualified XII (1.00)         17.737     18.742              5.67%                       569,784.2            10,678,896
Qualified XII (1.05)         17.713     18.707              5.61%                        10,886.6               203,656
Qualified XII (1.10)         17.689     18.673              5.56%                         7,637.4               142,613
Qualified XII (1.15)         17.665     18.638              5.51%                        13,932.6               259,676
Qualified XII (1.20)         17.641     18.603              5.45%                        13,067.5               243,094
Qualified XII (1.25)         17.617     18.568              5.40%                         9,885.0               183,544
Qualified XII (1.30)         21.056     18.534            (11.98%)           (4)         14,211.6               263,398
Qualified XII (1.35)         22.460     18.499            (17.64%)           (2)            132.4                 2,449
Qualified XII (1.40)         17.545     18.465              5.24%                         2,611.7                48,225
Qualified XII (1.50)         17.497     18.396              5.14%                         1,485.5                27,327
Qualified XIII               17.762     18.777              5.71%                        29,276.2               549,720
Qualified XV                 17.762     18.777              5.71%                        15,865.0               297,898
Qualified XVI                17.497     18.396              5.14%                        40,696.0               748,643
Qualified XVII               17.617     18.568              5.40%                         9,443.0               175,338
Qualified XVIII              17.776     18.801              5.77%                         4,738.4                89,086
Qualified XXI                17.778     18.822              5.87%                        39,273.4               739,203
Qualified XXII               17.778     18.822              5.87%                        50,096.7               942,921
Qualified XXIV               20.872     18.754            (10.15%)           (6)         68,241.9             1,279,808
Qualified XXV                19.585     18.597             (5.04%)           (9)         23,757.6               441,821
Qualified XXVI               18.318     18.589              1.48%            (9)          2,705.3                50,288
Qualified XXVII              10.292      9.145            (11.14%)           (8)        136,233.9             1,245,859
Annuity contracts in
  payment period                                                                                                 36,683
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Qualified V                   9.916      5.824            (41.27%)           (7)          5,044.0                29,376
Qualified VI                  9.999      5.831            (41.68%)           (5)      2,082,585.8            12,143,559
Qualified VIII               10.480      5.830            (44.37%)           (6)            185.1                 1,079
Qualified X (1.25)            9.999      5.831            (41.68%)           (5)        276,442.5             1,611,936
Qualified XI                  9.849      5.854            (40.56%)           (6)        158,659.9               928,795
Qualified XII (0.35)          8.956      5.865            (34.51%)           (5)         47,465.3               278,384
Qualified XII (0.55)         10.445      5.857            (43.93%)           (7)          5,915.1                34,645
Qualified XII (0.70)          8.273      5.851            (29.28%)           (5)         15,827.0                92,604
Qualified XII (0.75)          8.851      5.849            (33.92%)           (5)         89,724.2               524,797
Qualified XII (0.80)          9.996      5.847            (41.51%)           (5)        433,323.4             2,533,642
Qualified XII (0.85)          9.996      5.845            (41.53%)           (5)         67,524.4               394,680
Qualified XII (0.90)          9.925      5.842            (41.14%)           (7)          8,843.2                51,662
Qualified XII (0.95)          9.735      5.840            (40.01%)           (5)         55,834.6               326,074
Qualified XII (1.00)          9.995      5.838            (41.59%)           (5)        490,482.0             2,863,434
Qualified XII (1.05)          9.202      5.836            (36.58%)           (5)         12,022.6                70,164

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.10)       $  9.939   $  5.834            (41.30%)           (6)         20,196.6       $       117,827
Qualified XII (1.15)          9.851      5.832            (40.80%)           (6)          3,756.0                21,905
Qualified XII (1.20)         10.021      5.830            (41.82%)           (6)          7,851.8                45,776
Qualified XII (1.25)          9.934      5.828            (41.33%)           (6)          2,632.3                15,341
Qualified XII (1.30)         10.134      5.826            (42.51%)           (7)            856.5                 4,990
Qualified XII (1.40)         10.067      5.822            (42.17%)           (7)          2,174.3                12,659
Qualified XII (1.50)         10.630      5.818            (45.27%)           (7)              7.0                    41
Qualified XIII                9.950      5.842            (41.29%)           (6)         54,142.9               316,303
Qualified XV                  9.950      5.842            (41.29%)           (6)         21,058.0               123,021
Qualified XVI                 9.738      5.821            (40.22%)           (5)         41,667.9               242,549
Qualified XVII                9.365      5.841            (37.63%)           (5)         22,437.9               131,060
Qualified XVIII               8.952      5.841            (34.75%)           (5)          6,670.1                38,960
Qualified XXI                 8.618      5.848            (32.14%)           (5)         52,013.7               304,176
Qualified XXII                9.496      5.848            (38.42%)           (5)         93,245.4               545,299
Qualified XXIV                9.939      5.842            (41.22%)           (6)         18,107.2               105,782
Qualified XXV                 8.891      5.840            (34.32%)           (9)         25,943.5               151,510
Qualified XXVI                7.855      5.837            (25.69%)           (9)            380.8                 2,223
Qualified XXVII               9.391      5.710            (39.20%)           (8)        138,502.8               790,851
--------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Qualified V                  18.847     20.480              8.66%                           627.1                12,843
Qualified VI                 18.930     20.602              8.83%                     1,174,458.4            24,196,192
Qualified VIII               18.926     20.596              8.82%                           306.5                 6,313
Qualified X (1.15)           18.982     20.679              8.94%                         2,242.3                46,368
Qualified X (1.25)           18.930     20.602              8.83%                       157,726.9             3,249,489
Qualified XI                 19.103     20.907              9.44%                        71,761.2             1,500,312
Qualified XII (0.35)         12.984     13.931              7.29%            (5)         37,963.8               528,874
Qualified XII (0.40)         19.205     21.079              9.76%                            82.4                 1,737
Qualified XII (0.45)         12.665     13.895              9.71%                         9,566.3               132,924
Qualified XII (0.55)         12.645     13.858              9.59%                        21,967.7               304,428
Qualified XII (0.65)         12.625     13.822              9.48%                        68,866.0               951,866
Qualified XII (0.70)         12.615     13.804              9.43%                       163,513.0             2,257,134
Qualified XII (0.75)         12.604     13.786              9.38%                        85,132.5             1,173,637
Qualified XII (0.80)         13.870     15.163              9.32%                       468,298.6             7,100,811
Qualified XII (0.85)         19.138     20.911              9.26%                        35,815.0               748,928
Qualified XII (0.90)         13.583     14.834              9.21%                         7,999.1               118,659
Qualified XII (0.95)         19.085     20.834              9.16%                        49,812.7             1,037,797
Qualified XII (1.00)         19.059     20.795              9.11%                       129,862.2             2,700,485
Qualified XII (1.05)         19.033     20.756              9.05%                        10,459.2               217,092
Qualified XII (1.10)         19.007     20.718              9.00%                         1,299.2                26,917
Qualified XII (1.15)         18.982     20.679              8.94%                         7,947.9               164,354
Qualified XII (1.20)         18.956     20.641              8.89%                         7,678.4               158,490
Qualified XII (1.25)         18.930     20.602              8.83%                         1,987.6                40,949
Qualified XII (1.30)         18.904     20.564              8.78%                         8,400.7               172,753
Qualified XII (1.35)         17.510     20.526             17.22%            (2)             27.5                   564
Qualified XII (1.40)         18.852     20.488              8.68%                         1,417.2                29,035
Qualified XII (1.50)         18.801     20.412              8.57%                           460.5                 9,399
Qualified XIII               19.085     20.834              9.16%                         5,125.7               106,789
Qualified XV                 19.085     20.834              9.16%                         6,152.6               128,184
Qualified XVI                18.801     20.412              8.57%                        12,929.4               263,914
Qualified XVII               18.930     20.602              8.83%                         8,383.3               172,712
Qualified XVIII              19.101     20.861              9.21%                         9,022.9               188,226
Qualified XXI                19.103     20.884              9.32%                        14,447.7               301,725
Qualified XXII               19.103     20.884              9.32%                        26,506.6               553,563
Qualified XXIV               19.863     20.809              4.76%            (6)          8,033.8               167,175
Qualified XXV                20.650     20.634             (0.08%)           (9)         17,415.9               359,359
Qualified XXVI               20.538     20.625              0.42%            (9)            591.2                12,193
Qualified XXVII              13.603     15.556             14.36%            (2)        227,330.5             3,536,353
Qualified XXVIII             13.603     15.536             14.21%            (2)        668,608.7            10,387,504
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Qualified V                $ 13.738   $ 12.068            (12.16%)                           19.7       $           238
Qualified VI                 13.753     12.101            (12.01%)                    1,020,762.4            12,352,243
Qualified VIII               13.752     12.099            (12.02%)                          669.6                 8,102
Qualified X (1.15)           13.762     12.121            (11.92%)                           78.5                   951
Qualified X (1.25)           13.753     12.101            (12.01%)                      105,549.7             1,277,257
Qualified XI                 15.993     12.205            (23.69%)           (7)         21,995.0               268,449
Qualified XII (0.35)         13.648     12.286             (9.98%)           (5)         15,852.4               194,762
Qualified XII (0.55)         13.820     12.245            (11.40%)                       12,515.1               153,248
Qualified XII (0.60)         13.036     12.235             (6.14%)          (10)             31.9                   390
Qualified XII (0.65)         14.959     12.224            (18.28%)           (2)          1,699.4                20,774
Qualified XII (0.70)         13.805     12.214            (11.52%)                       20,534.2               250,805
Qualified XII (0.75)         13.801     12.204            (11.57%)                       27,142.6               331,248
Qualified XII (0.80)         13.796     12.193            (11.62%)                      122,505.5             1,493,710
Qualified XII (0.85)         13.791     12.183            (11.66%)                       36,970.9               450,416
Qualified XII (0.90)         14.065     12.173            (13.45%)           (5)          2,279.4                27,747
Qualified XII (0.95)         13.781     12.162            (11.75%)                       47,484.7               577,509
Qualified XII (1.00)         13.777     12.152            (11.80%)                      150,952.7             1,834,377
Qualified XII (1.05)         13.772     12.142            (11.84%)                        4,565.5                55,434
Qualified XII (1.10)         13.767     12.132            (11.88%)                        1,964.6                23,834
Qualified XII (1.15)         13.762     12.121            (11.92%)                        1,957.3                23,725
Qualified XII (1.20)         13.758     12.111            (11.97%)                        1,368.3                16,572
Qualified XII (1.25)         13.753     12.101            (12.01%)                        4,931.4                59,675
Qualified XII (1.30)         13.748     12.091            (12.05%)                          639.8                 7,736
Qualified XII (1.35)         14.449     12.081            (16.39%)           (2)             91.1                 1,100
Qualified XII (1.40)         14.449     12.070            (16.46%)           (2)          4,731.3                57,107
Qualified XII (1.50)         14.116     12.050            (14.64%)           (1)          1,233.1                14,859
Qualified XIII               13.359     12.130             (9.20%)           (1)          8,951.9               108,587
Qualified XV                 13.745     12.130            (11.75%)                        7,589.4                92,060
Qualified XVI                13.729     12.050            (12.23%)                       28,018.1               337,618
Qualified XVII               13.759     12.106            (12.01%)                        3,770.5                45,646
Qualified XVIII              13.759     12.106            (12.01%)                        6,634.8                80,321
Qualified XXI                13.372     12.160             (9.06%)           (1)         38,762.5               471,352
Qualified XXII               14.269     12.160            (14.78%)           (2)         36,954.2               449,363
Qualified XXIV               14.837     12.160            (18.04%)           (6)         11,675.8               141,978
Qualified XXV                15.281     12.115            (20.72%)           (9)         17,938.1               217,320
Qualified XXVI               14.236     12.110            (14.93%)           (9)            659.5                 7,987
Qualified XXVII               9.838      7.500            (23.76%)           (8)         69,307.1               519,803
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Qualified V                  11.717      9.860            (15.85%)           (5)              4.3                    42
Qualified VI                 11.716      9.887            (15.61%)                    2,698,139.7            26,676,510
Qualified VIII               11.715      9.885            (15.62%)                          419.8                 4,150
Qualified X (1.15)           10.853      9.903             (8.75%)           (1)         19,411.5               192,232
Qualified X (1.25)           11.716      9.887            (15.61%)                      219,944.1             2,174,587
Qualified XI                 12.244      9.972            (18.56%)           (8)         28,163.0               280,841
Qualified XII (0.35)         11.228     10.038            (10.60%)           (5)         45,120.9               452,924
Qualified XII (0.45)         11.781     10.021            (14.94%)                        3,975.5                39,838
Qualified XII (0.55)         11.773     10.004            (15.03%)                       48,445.2               484,646
Qualified XII (0.60)         10.403      9.996             (3.91%)          (10)             84.1                   841
Qualified XII (0.65)         11.764      9.987            (15.11%)                        1,781.4                17,791
Qualified XII (0.70)         11.760      9.979            (15.14%)                       13,862.1               138,330
Qualified XII (0.75)         11.756      9.970            (15.19%)                      119,758.2             1,193,989
Qualified XII (0.80)         11.752      9.962            (15.23%)                      436,298.8             4,346,409
Qualified XII (0.85)         11.748      9.954            (15.27%)                       79,363.6               789,985
Qualified XII (0.90)         12.256      9.945            (18.86%)           (4)          6,406.1                63,709
Qualified XII (0.95)         11.740      9.937            (15.36%)                       95,583.4               949,812
Qualified XII (1.00)         11.736      9.928            (15.41%)                      549,569.2             5,456,123
Qualified XII (1.05)         11.732      9.920            (15.44%)                       31,266.6               310,165
Qualified XII (1.10)         11.728      9.912            (15.48%)                       24,518.3               243,025
Qualified XII (1.15)         11.724      9.903            (15.53%)                        7,463.6                73,912
Qualified XII (1.20)         11.720      9.895            (15.57%)                       15,555.6               153,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.25)       $ 11.716   $  9.887            (15.61%)                        7,623.0       $        75,369
Qualified XII (1.30)         11.712      9.878            (15.66%)                        4,846.4                47,873
Qualified XII (1.35)         11.204      9.870            (11.91%)           (2)             32.3                   319
Qualified XII (1.40)         11.707      9.862            (15.76%)           (2)          5,050.8                49,811
Qualified XII (1.50)         11.695      9.845            (15.82%)                        3,046.2                29,990
Qualified XIII               11.710      9.911            (15.36%)                       31,226.2               309,483
Qualified XV                 11.710      9.911            (15.36%)                        3,109.4                30,817
Qualified XVI                11.695      9.845            (15.82%)                       38,373.7               377,789
Qualified XVII               11.721      9.891            (15.61%)                       13,778.0               136,278
Qualified XVIII              11.721      9.891            (15.61%)                       18,441.6               182,406
Qualified XXI                11.721      9.935            (15.24%)                       11,950.2               118,725
Qualified XXII               11.815      9.935            (15.91%)           (2)          8,936.0                88,779
Qualified XXIV               11.807      9.935            (15.86%)           (6)         15,235.4               151,364
Qualified XXV                11.715      9.898            (15.51%)           (9)         27,070.1               267,940
Qualified XXVI               11.140      9.894            (11.18%)           (9)          8,539.6                84,491
Qualified XXVII               9.776      7.842            (19.78%)           (8)        380,759.2             2,985,914
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Qualified V                  12.055      9.452            (21.59%)                           22.5                   213
Qualified VI                 12.069      9.477            (21.48%)                    1,068,220.5            10,123,525
Qualified X (1.15)           12.077      9.493            (21.40%)                        1,148.8                10,906
Qualified X (1.25)           12.069      9.477            (21.48%)                      141,426.9             1,340,303
Qualified XII (0.35)         11.987      9.622            (19.73%)           (5)         22,505.3               216,546
Qualified XII (0.55)         12.127      9.590            (20.92%)                       12,591.8               120,755
Qualified XII (0.65)         12.119      9.574            (21.00%)                        3,182.4                30,468
Qualified XII (0.70)         12.115      9.566            (21.04%)                        4,288.6                41,025
Qualified XII (0.75)         12.111      9.558            (21.08%)                       40,078.2               383,067
Qualified XII (0.80)         12.106      9.550            (21.11%)                      254,281.8             2,428,391
Qualified XII (0.85)         12.102      9.542            (21.15%)                       49,755.8               474,770
Qualified XII (0.90)         12.098      9.533            (21.20%)                       26,082.3               248,643
Qualified XII (0.95)         12.094      9.525            (21.24%)                       85,385.1               813,293
Qualified XII (1.00)         12.090      9.517            (21.28%)                      147,926.0             1,407,812
Qualified XII (1.05)         12.085      9.509            (21.32%)                       15,027.2               142,894
Qualified XII (1.10)         12.081      9.501            (21.36%)                        2,851.0                27,087
Qualified XII (1.15)         12.077      9.493            (21.40%)                        4,197.0                39,842
Qualified XII (1.20)         12.073      9.485            (21.44%)                        6,981.9                66,223
Qualified XII (1.25)         12.069      9.477            (21.48%)                        7,191.6                68,155
Qualified XII (1.30)         12.064      9.469            (21.51%)                          960.9                 9,099
Qualified XII (1.35)         12.477      9.461            (24.17%)           (2)             66.8                   632
Qualified XII (1.40)         12.056      9.453            (21.59%)                        2,381.9                22,516
Qualified XII (1.50)         12.048      9.437            (21.67%)                          343.0                 3,237
Qualified XIII               12.098      9.529            (21.23%)                        9,403.0                89,601
Qualified XV                 12.098      9.529            (21.23%)                        2,846.7                27,126
Qualified XVI                12.048      9.437            (21.67%)                       25,090.6               236,780
Qualified XVII               14.498      9.481            (34.60%)           (3)          7,620.8                72,253
Qualified XVIII              12.306      9.481            (22.96%)           (1)          5,707.8                54,116
Qualified XXI                12.110      9.552            (21.12%)                        7,102.5                67,843
Qualified XXII               12.655      9.552            (24.52%)           (2)         18,076.0               172,662
Qualified XXIV               12.619      9.524            (24.53%)           (6)          9,125.6                86,912
Qualified XXV                12.051      9.489            (21.26%)           (9)         16,052.6               152,323
Qualified XXVI               11.267      9.485            (15.82%)           (9)          2,054.6                19,488
Qualified XXVII               9.482      7.162            (24.47%)           (8)         61,814.6               442,716
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Qualified III                11.650      9.942            (14.66%)           (6)             18.1                   180
Qualified V                  11.493      9.673            (15.84%)                           20.2                   195
Qualified VI                 11.506      9.699            (15.70%)                      862,415.6             8,364,569
Qualified X (1.15)           11.514      9.715            (15.62%)                        1,771.0                17,205
Qualified X (1.25)           11.506      9.699            (15.70%)                      124,166.7             1,204,293
Qualified XII (0.35)         11.026      9.848            (10.68%)           (5)          4,590.9                45,211
Qualified XII (0.45)         11.570      9.831            (15.03%)                       45,266.5               445,015
Qualified XII (0.55)         11.562      9.814            (15.12%)                        3,280.3                32,193
Qualified XII (0.60)          9.839      9.806             (0.34%)          (10)              5.0                    49

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.65)       $ 11.554   $  9.798            (15.20%)                        2,324.8       $        22,778
Qualified XII (0.70)         11.550      9.790            (15.24%)                       90,763.7               888,577
Qualified XII (0.75)         11.546      9.781            (15.29%)                       44,777.7               437,971
Qualified XII (0.80)         11.542      9.773            (15.33%)                      379,305.3             3,706,951
Qualified XII (0.85)         11.538      9.765            (15.37%)                       33,891.2               330,948
Qualified XII (0.90)         11.534      9.757            (15.41%)                        8,901.6                86,853
Qualified XII (0.95)         11.530      9.748            (15.46%)                       31,332.1               305,425
Qualified XII (1.00)         11.526      9.740            (15.50%)                       79,423.0               773,580
Qualified XII (1.05)         11.522      9.732            (15.54%)                        6,439.5                62,669
Qualified XII (1.10)         11.518      9.724            (15.58%)                       14,059.6               136,716
Qualified XII (1.15)         11.514      9.715            (15.62%)                        3,149.2                30,594
Qualified XII (1.20)         11.510      9.707            (15.66%)                        2,497.1                24,239
Qualified XII (1.25)         10.796      9.699            (10.16%)           (1)         16,464.1               159,685
Qualified XII (1.30)         11.502      9.691            (15.75%)                        1,328.9                12,878
Qualified XII (1.35)         11.307      9.683            (14.36%)           (2)            164.9                 1,597
Qualified XII (1.40)         11.494      9.675            (15.83%)                        1,954.0                18,905
Qualified XII (1.50)         11.486      9.658            (15.92%)                          587.5                 5,674
Qualified XIII               11.495      9.719            (15.45%)                       14,972.0               145,513
Qualified XV                 11.495      9.719            (15.45%)                        4,686.7                45,550
Qualified XVI                11.486      9.658            (15.92%)                        9,996.6                96,547
Qualified XVII               11.511      9.703            (15.71%)                       24,287.5               235,662
Qualified XVIII              11.511      9.703            (15.71%)                        5,265.5                51,091
Qualified XXI                11.036      9.742            (11.73%)           (1)         18,115.3               176,479
Qualified XXII               11.754      9.742            (17.12%)           (2)         13,458.7               131,115
Qualified XXIV               11.438      9.746            (14.79%)           (6)         27,162.2               264,723
Qualified XXV                10.611      9.711             (8.48%)           (9)          2,803.5                27,225
Qualified XXVI               10.085      9.707             (3.75%)           (9)            113.9                 1,106
Qualified XXVII               9.503      8.315            (12.50%)           (8)         23,718.9               197,223
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Qualified III                30.131     28.827             (4.33%)                       17,778.8               512,509
Qualified V                  23.131     22.095             (4.48%)                        1,652.6                36,514
Qualified VI                 22.705     21.722             (4.33%)                    1,065,387.5            23,142,345
Qualified VIII               20.623     19.729             (4.33%)                        6,611.6               130,440
Qualified X (1.25)           11.637     11.133             (4.33%)                       23,976.9               266,935
Qualified XI                 22.998     22.125             (3.80%)                       68,632.7             1,518,499
Qualified XII (0.35)         11.718     11.574             (1.23%)           (5)        118,983.5             1,377,115
Qualified XII (0.40)         16.740     16.152             (3.51%)                          332.0                 5,362
Qualified XII (0.45)         11.970     11.543             (3.57%)                       43,992.3               507,803
Qualified XII (0.55)         11.951     11.513             (3.66%)                       11,184.1               128,762
Qualified XII (0.65)         11.932     11.483             (3.76%)                        4,099.1                47,070
Qualified XII (0.70)         11.922     11.468             (3.81%)                       21,801.4               250,019
Qualified XII (0.75)         11.912     11.453             (3.85%)                       64,676.4               740,739
Qualified XII (0.80)         12.530     12.041             (3.90%)                      147,700.9             1,778,467
Qualified XII (0.85)         16.697     16.038             (3.95%)                      203,730.4             3,267,428
Qualified XII (0.90)         12.414     11.918             (4.00%)                        4,895.1                58,340
Qualified XII (0.95)         16.636     15.964             (4.04%)                       68,101.9             1,087,178
Qualified XII (1.00)         16.606     15.927             (4.09%)                      171,211.0             2,726,878
Qualified XII (1.05)         16.576     15.890             (4.14%)                       36,607.0               581,685
Qualified XII (1.10)         16.546     15.853             (4.19%)                       15,619.4               247,615
Qualified XII (1.15)         16.515     15.816             (4.23%)                       23,264.9               367,957
Qualified XII (1.20)         16.485     15.780             (4.28%)                        8,798.8               138,845
Qualified XII (1.25)         16.455     15.743             (4.33%)                          998.9                15,726
Qualified XII (1.30)         16.426     15.707             (4.38%)                        1,433.4                22,514
Qualified XII (1.35)         15.730     15.670             (0.38%)           (2)            169.8                 2,661
Qualified XII (1.40)         16.366     15.634             (4.47%)                        1,624.0                25,389
Qualified XII (1.50)         16.306     15.562             (4.56%)                          148.4                 2,310
Qualified XIII               22.951     22.024             (4.04%)                       16,335.7               359,778
Qualified XV                 22.913     21.987             (4.04%)                        5,812.2               127,793
Qualified XVI                22.550     21.521             (4.56%)                       28,518.0               613,735
Qualified XVII               22.705     21.722             (4.33%)                          968.5                21,037
Qualified XVIII              11.637     11.133             (4.33%)                        9,411.1               104,774

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XXI              $ 22.935   $ 22.040             (3.90%)                        3,041.1       $        67,026
Qualified XXII               22.973     22.077             (3.90%)                        3,627.1                80,075
Qualified XXIV               16.973     15.937             (6.10%)           (6)         20,993.8               334,578
Qualified XXV                23.113     21.748             (5.91%)           (9)          5,527.9               120,221
Qualified XXVI               22.610     21.739             (3.85%)           (9)            227.2                 4,940
Qualified XXVII              29.380     28.864             (1.76%)           (2)        708,860.6            20,460,551
Qualified XXVIII             29.380     28.827             (1.88%)           (2)         68,715.2             1,980,852
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Qualified III                19.201     20.561              7.08%                           876.3                18,017
Qualified V                  18.143     19.397              6.91%                           426.5                 8,272
Qualified VI                 18.334     19.632              7.08%                     4,252,751.6            83,490,017
Qualified VIII               18.265     19.557              7.07%                         4,267.5                83,460
Qualified X (1.15)           23.071     24.729              7.19%                        84,690.9             2,094,321
Qualified X (1.25)           22.942     24.567              7.08%                       946,481.1            23,252,200
Qualified XI                 18.570     19.996              7.68%                       177,576.9             3,550,827
Qualified XII (0.35)         10.595     11.419              7.78%            (5)        187,521.8             2,141,312
Qualified XII (0.40)         16.089     17.374              7.99%                           730.5                12,691
Qualified XII (0.45)         10.552     11.389              7.93%                       162,442.3             1,850,055
Qualified XII (0.55)         10.535     11.360              7.83%                        55,910.6               635,144
Qualified XII (0.65)         10.518     11.330              7.72%                       107,996.9             1,223,605
Qualified XII (0.70)         10.509     11.315              7.67%                        51,473.4               582,422
Qualified XII (0.75)         10.501     11.300              7.61%                       227,966.9             2,576,026
Qualified XII (0.80)         11.445     12.310              7.56%                       710,549.0             8,746,858
Qualified XII (0.85)         16.047     17.252              7.51%                       286,746.7             4,946,954
Qualified XII (0.90)         11.245     12.083              7.45%                        11,253.7               135,979
Qualified XII (0.95)         15.989     17.172              7.40%                       306,173.8             5,257,617
Qualified XII (1.00)         15.960     17.132              7.34%                       295,865.9             5,068,775
Qualified XII (1.05)         15.931     17.092              7.29%                        60,783.4             1,038,910
Qualified XII (1.10)         15.902     17.053              7.24%                        31,932.0               544,536
Qualified XII (1.15)         15.873     17.013              7.18%                        36,839.7               626,754
Qualified XII (1.20)         15.844     16.974              7.13%                        30,503.4               517,764
Qualified XII (1.25)         15.815     16.935              7.08%                        15,146.4               256,505
Qualified XII (1.30)         15.786     16.896              7.03%                         6,031.0               101,899
Qualified XII (1.35)         13.910     16.856             21.18%            (2)             78.8                 1,329
Qualified XII (1.40)         15.729     16.817              6.92%                         1,912.8                32,168
Qualified XII (1.50)         15.672     16.740              6.81%                         4,921.7                82,389
Qualified XIII               18.533     19.904              7.40%                        20,687.8               411,770
Qualified XV                 18.502     19.871              7.40%                        13,788.9               274,000
Qualified XVI                18.209     19.450              6.82%                       118,945.4             2,313,488
Qualified XVII               18.334     19.632              7.08%                        33,028.7               648,419
Qualified XVIII              22.942     24.567              7.08%                        15,396.9               378,255
Qualified XXI                18.519     19.919              7.56%                        25,298.2               503,914
Qualified XXII               18.550     19.952              7.56%                        39,260.8               783,331
Qualified XXIV               15.457     17.143             10.91%            (6)         74,096.1             1,270,230
Qualified XXV                19.049     19.655              3.18%            (9)         33,296.9               654,451
Qualified XXVI               18.652     19.647              5.33%            (9)         15,602.7               306,547
Qualified XXVII              17.293     20.588             19.05%            (2)      1,521,270.8            31,319,923
Qualified XXVIII             17.293     20.561             18.90%            (2)        396,947.7             8,161,642
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                  24.603     21.644            (12.03%)                        2,653.4                57,431
Qualified III                26.340     23.158            (12.08%)                          163.2                 3,780
Qualified V                  26.134     22.940            (12.22%)                        2,104.7                48,282
Qualified VI                 25.999     22.858            (12.08%)                   10,298,746.9           235,408,759
Qualified VIII               26.310     23.130            (12.09%)                        8,221.8               190,170
Qualified X (1.15)           36.363     32.002            (11.99%)                       66,459.4             2,126,833
Qualified X (1.25)           36.160     31.791            (12.08%)                    1,500,686.0            47,708,308
Qualified XI                 26.334     23.282            (11.59%)                      615,609.2            14,332,613
Qualified XII (0.35)         16.211     14.798             (8.72%)           (5)        564,611.6             8,355,123
Qualified XII (0.40)         23.989     21.270            (11.33%)                        1,788.2                38,035
Qualified XII (0.45)         16.655     14.760            (11.38%)                      130,483.0             1,925,929

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO: (continued):
Qualified XII (0.55)       $ 16.628   $ 14.721            (11.47%)                      151,952.1       $     2,236,887
Qualified XII (0.60)         15.283     14.702             (3.80%)          (10)             10.7                   157
Qualified XII (0.65)         16.601     14.683            (11.55%)                      331,653.4             4,869,667
Qualified XII (0.70)         16.588     14.664            (11.60%)                      117,753.2             1,726,733
Qualified XII (0.75)         16.574     14.645            (11.64%)                      581,764.1             8,519,935
Qualified XII (0.80)         18.143     16.023            (11.68%)                    2,257,499.3            36,171,912
Qualified XII (0.85)         23.927     21.120            (11.73%)                      596,022.3            12,587,992
Qualified XII (0.90)         17.677     15.596            (11.77%)                       42,684.0               665,700
Qualified XII (0.95)         23.840     21.023            (11.82%)                      573,111.4            12,048,520
Qualified XII (1.00)         23.797     20.974            (11.86%)                    1,259,926.0            26,425,687
Qualified XII (1.05)         23.754     20.926            (11.91%)                      122,516.5             2,563,781
Qualified XII (1.10)         23.710     20.877            (11.95%)                       67,647.3             1,412,273
Qualified XII (1.15)         23.667     20.829            (11.99%)                       80,859.3             1,684,218
Qualified XII (1.20)         23.624     20.781            (12.03%)                       71,710.4             1,490,213
Qualified XII (1.25)         23.581     20.733            (12.08%)                       33,790.3               700,575
Qualified XII (1.30)         23.538     20.684            (12.13%)                       23,713.2               490,484
Qualified XII (1.35)         23.491     20.637            (12.15%)           (2)            569.1                11,745
Qualified XII (1.40)         23.453     20.589            (12.21%)                       10,223.7               210,496
Qualified XII (1.50)         23.368     20.494            (12.30%)                        5,157.2               105,691
Qualified XIII               26.281     23.175            (11.82%)                       87,549.3             2,028,955
Qualified XV                 26.237     23.137            (11.82%)                       63,541.7             1,470,165
Qualified XVI                25.822     22.646            (12.30%)                      211,306.4             4,785,244
Qualified XVII               25.999     22.858            (12.08%)                       62,728.5             1,433,847
Qualified XVIII              36.160     31.791            (12.08%)                       75,763.8             2,408,607
Qualified XXI                26.262     23.193            (11.69%)                      103,624.8             2,403,369
Qualified XXII               26.305     23.231            (11.69%)                       92,854.6             2,157,105
Qualified XXIV               24.889     20.988            (15.67%)           (6)        158,991.3             3,336,909
Qualified XXV                25.914     22.885            (11.69%)           (9)        183,299.3             4,194,804
Qualified XXVI               25.026     22.876             (8.59%)           (9)         23,381.1               534,867
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Qualified XXVII               9.522      7.389            (22.40%)           (2)        159,262.8             1,176,793
Qualified XXVIII              9.523      7.379            (22.51%)           (2)        172,513.1             1,272,975
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Qualified V                  19.108     15.241            (20.24%)                           74.3                 1,133
Qualified VI                 19.243     15.374            (20.11%)                      655,335.3            10,075,126
Qualified VIII               19.237     15.367            (20.12%)                          357.1                 5,488
Qualified X (1.15)           19.936     15.943            (20.03%)                        9,198.5               146,652
Qualified X (1.25)           19.825     15.838            (20.11%)                      146,480.0             2,319,951
Qualified XI                 19.492     15.659            (19.66%)                       24,251.5               379,754
Qualified XII (0.35)         12.131     10.828            (10.74%)           (5)         51,138.4               553,727
Qualified XII (0.40)         18.709     15.074            (19.43%)                          284.1                 4,283
Qualified XII (0.45)         13.410     10.799            (19.47%)                       11,727.5               126,645
Qualified XII (0.55)         13.389     10.771            (19.55%)                        8,239.0                88,742
Qualified XII (0.65)         13.367     10.743            (19.63%)                       17,888.5               192,176
Qualified XII (0.70)         13.356     10.729            (19.67%)                       12,203.7               130,934
Qualified XII (0.75)         13.346     10.715            (19.71%)                       20,800.7               222,880
Qualified XII (0.80)         14.900     11.957            (19.75%)                       42,155.7               504,056
Qualified XII (0.85)         18.661     14.968            (19.79%)                       25,576.2               382,825
Qualified XII (0.90)         14.905     11.949            (19.83%)                        4,435.9                53,005
Qualified XII (0.95)         18.593     14.898            (19.87%)                       25,963.6               386,805
Qualified XII (1.00)         18.559     14.864            (19.91%)                       44,395.7               659,897
Qualified XII (1.05)         18.525     14.830            (19.95%)                        7,533.4               111,720
Qualified XII (1.10)         18.492     14.795            (19.99%)                        8,320.1               123,096
Qualified XII (1.15)         18.458     14.761            (20.03%)                        7,202.0               106,308
Qualified XII (1.20)         18.424     14.727            (20.07%)                        3,776.5                55,616
Qualified XII (1.25)         18.391     14.693            (20.11%)                        8,004.6               117,612
Qualified XII (1.30)         18.357     14.659            (20.14%)                        2,480.9                36,367
Qualified XII (1.35)         17.843     14.625            (18.04%)           (2)             14.4                   210
Qualified XII (1.40)         18.291     14.591            (20.23%)                          626.4                 9,140
Qualified XII (1.50)         18.224     14.523            (20.31%)                           27.6                   401
Qualified XIII               19.452     15.587            (19.87%)                       11,388.7               177,515

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO: (continued):
Qualified XV               $ 19.420   $ 15.561            (19.87%)                        4,698.6       $        73,115
Qualified XVI                19.112     15.231            (20.31%)                       13,970.3               212,782
Qualified XVII               19.243     15.374            (20.11%)                        2,770.8                42,599
Qualified XVIII              19.825     15.838            (20.11%)                        1,464.1                23,189
Qualified XXI                19.438     15.599            (19.75%)                        9,133.8               142,478
Qualified XXII               19.470     15.625            (19.75%)                       12,807.8               200,122
Qualified XXIV               17.531     14.874            (15.16%)           (6)         21,266.9               316,324
Qualified XXV                16.962     15.392             (9.26%)           (9)          8,636.8               132,938
Qualified XXVI               16.449     15.386             (6.46%)           (9)          1,668.9                25,678
Qualified XXVII               9.535      8.471            (11.16%)           (8)          5,929.6                50,230
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Qualified XXVII              17.740     17.427             (1.76%)           (2)      1,239,976.3            21,609,067
Qualified XXVIII             17.740     17.405             (1.89%)           (2)        121,872.2             2,121,186
--------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Qualified III                27.214     25.097             (7.78%)                        1,720.8                43,187
Qualified V                  24.046     22.141             (7.92%)                        2,667.1                59,053
Qualified VI                 24.053     22.182             (7.78%)                    8,555,653.0           189,781,495
Qualified VIII               24.208     22.324             (7.78%)                        4,012.1                89,567
Qualified X (1.15)           27.150     25.063             (7.69%)                       16,463.7               412,630
Qualified X (1.25)           27.024     24.923             (7.77%)                      805,532.0            20,076,274
Qualified XI                 24.363     22.594             (7.26%)                      213,248.6             4,818,138
Qualified XII (0.35)         13.485     13.229             (1.90%)           (5)        375,277.7             4,964,549
Qualified XII (0.40)         22.045     20.503             (6.99%)                        2,260.6                46,349
Qualified XII (0.45)         14.194     13.195             (7.04%)                      367,939.4             4,854,960
Qualified XII (0.55)         14.171     13.160             (7.13%)                      123,644.0             1,627,155
Qualified XII (0.65)         14.148     13.126             (7.22%)                      277,303.1             3,639,880
Qualified XII (0.70)         14.137     13.109             (7.27%)                       89,345.3             1,171,227
Qualified XII (0.75)         14.126     13.092             (7.32%)                      568,291.2             7,440,068
Qualified XII (0.80)         15.518     14.375             (7.37%)                    1,662,214.4            23,894,332
Qualified XII (0.85)         21.988     20.359             (7.41%)                      243,716.1             4,961,817
Qualified XII (0.90)         15.138     14.009             (7.46%)                       32,744.0               458,710
Qualified XII (0.95)         21.908     20.265             (7.50%)                      427,085.4             8,654,885
Qualified XII (1.00)         21.868     20.218             (7.55%)                    1,562,971.2            31,600,152
Qualified XII (1.05)         21.828     20.171             (7.59%)                      141,388.4             2,851,946
Qualified XII (1.10)         21.789     20.124             (7.64%)                       56,051.0             1,127,971
Qualified XII (1.15)         21.749     20.078             (7.68%)                       57,856.8             1,161,648
Qualified XII (1.20)         21.710     20.031             (7.73%)                       35,453.7               710,174
Qualified XII (1.25)         21.670     19.985             (7.78%)                       18,639.8               372,517
Qualified XII (1.30)         21.631     19.938             (7.83%)                       10,383.4               207,025
Qualified XII (1.35)         20.986     19.892             (5.21%)           (2)            110.1                 2,191
Qualified XII (1.40)         21.552     19.846             (7.92%)                        9,052.2               179,649
Qualified XII (1.50)         21.474     19.755             (8.01%)                       11,467.8               226,547
Qualified XIII               24.314     22.490             (7.50%)                       74,362.5             1,672,412
Qualified XV                 24.274     22.453             (7.50%)                       39,966.4               897,365
Qualified XVI                23.889     21.977             (8.00%)                      157,050.7             3,451,504
Qualified XVII               24.053     22.182             (7.78%)                       34,733.7               770,463
Qualified XVIII              27.024     24.923             (7.77%)                       19,367.4               482,693
Qualified XXI                24.296     22.507             (7.36%)                       76,554.5             1,723,013
Qualified XXII               24.336     22.544             (7.36%)                      117,566.6             2,650,422
Qualified XXIV               21.474     20.231             (5.79%)           (6)        139,446.2             2,821,137
Qualified XXV                23.513     22.209             (5.55%)           (9)         77,273.8             1,716,173
Qualified XXVI               22.768     22.199             (2.50%)           (9)          7,665.8               170,172
Qualified XXVII              27.021     25.130             (7.00%)           (2)      3,098,834.5            77,873,712
Qualified XXVIII             27.021     25.097             (7.12%)           (2)        447,796.5            11,238,348
--------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Qualified XXVII              26.558     25.246             (4.94%)           (2)      3,615,258.7            91,270,821
Qualified XXVIII             26.559     25.213             (5.07%)           (2)        530,641.1            13,379,054
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Qualified I                $ 32.516   $ 21.908            (32.62%)                        2,964.1       $        64,937
Qualified III                53.644     36.122            (32.66%)                       82,204.1             2,969,378
Qualified V                  46.252     31.095            (32.77%)                        4,673.7               145,330
Qualified VI                 46.640     31.406            (32.66%)                   14,665,250.9           460,576,868
Qualified VIII               46.621     31.390            (32.67%)                        8,849.9               277,797
Qualified X (1.15)           45.235     30.490            (32.60%)                       58,337.9             1,778,723
Qualified X (1.25)           45.025     30.318            (32.66%)                    1,454,286.2            44,091,048
Qualified XI                 47.242     31.989            (32.29%)                      846,146.2            27,067,370
Qualified XII (0.35)         23.888     18.526            (22.45%)           (5)        913,545.7            16,924,348
Qualified XII (0.40)         31.711     21.535            (32.09%)                        5,601.1               120,620
Qualified XII (0.45)         27.222     18.477            (32.12%)                      219,159.2             4,049,405
Qualified XII (0.55)         27.178     18.429            (32.19%)                      169,466.1             3,123,090
Qualified XII (0.60)         19.660     18.405             (6.38%)          (10)              5.5                   102
Qualified XII (0.65)         27.135     18.381            (32.26%)                      259,474.9             4,769,408
Qualified XII (0.70)         27.113     18.357            (32.29%)                      212,479.7             3,900,489
Qualified XII (0.75)         27.091     18.333            (32.33%)                      769,624.8            14,109,531
Qualified XII (0.80)         29.195     19.747            (32.36%)                    3,760,656.3            74,261,680
Qualified XII (0.85)         31.629     21.383            (32.39%)                      758,936.6            16,228,342
Qualified XII (0.90)         28.662     19.367            (32.43%)                       48,045.7               930,501
Qualified XII (0.95)         31.514     21.284            (32.46%)                      910,896.1            19,387,513
Qualified XII (1.00)         31.457     21.235            (32.50%)                    2,444,196.0            51,902,502
Qualified XII (1.05)         31.400     21.186            (32.53%)                      210,615.7             4,462,105
Qualified XII (1.10)         31.343     21.137            (32.56%)                       93,122.1             1,968,322
Qualified XII (1.15)         31.286     21.088            (32.60%)                      111,951.1             2,360,825
Qualified XII (1.20)         31.229     21.039            (32.63%)                       85,842.0             1,806,030
Qualified XII (1.25)         31.172     20.990            (32.66%)                       41,374.5               868,451
Qualified XII (1.30)         31.116     20.942            (32.70%)                       25,984.8               544,174
Qualified XII (1.35)         30.334     20.893            (31.12%)           (1)          1,476.2                30,843
Qualified XII (1.40)         31.003     20.845            (32.76%)                       18,684.9               389,486
Qualified XII (1.50)         30.890     20.748            (32.83%)                       12,540.7               260,194
Qualified XIII               47.147     31.842            (32.46%)                      137,401.3             4,375,133
Qualified XV                 47.068     31.789            (32.46%)                      118,868.5             3,778,710
Qualified XVI                46.323     31.115            (32.83%)                      230,520.9             7,172,658
Qualified XVII               46.640     31.406            (32.66%)                       74,585.6             2,342,436
Qualified XVIII              45.025     30.318            (32.66%)                       76,249.2             2,311,722
Qualified XXI                47.112     31.866            (32.36%)                      299,256.9             9,536,119
Qualified XXII               47.190     31.919            (32.36%)                      171,175.5             5,463,751
Qualified XXIV               31.793     21.249            (33.16%)           (6)        331,173.0             7,037,095
Qualified XXV                43.951     31.443            (28.46%)           (9)        312,954.2             9,840,220
Qualified XXVI               40.992     31.430            (23.33%)           (9)         30,076.3               945,297
Qualified XXVII              61.680     36.169            (41.36%)           (2)      3,203,706.1           115,874,846
Qualified XXVIII             61.681     36.122            (41.44%)           (2)        613,084.7            22,145,845
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Qualified III                24.929     24.071             (3.44%)                          591.5                14,239
Qualified V                  24.747     23.857             (3.60%)                          344.0                 8,206
Qualified VI                 24.922     24.064             (3.44%)                    6,649,999.5           160,025,589
Qualified VIII               24.913     24.054             (3.45%)                        3,786.2                91,074
Qualified X (1.15)           25.978     25.109             (3.35%)                       85,788.8             2,154,070
Qualified X (1.25)           25.859     24.969             (3.44%)                      960,790.1            23,989,968
Qualified XI                 25.243     24.511             (2.90%)                      354,240.4             8,682,786
Qualified XII (0.35)         14.368     14.550              1.27%            (5)        285,116.5             4,148,445
Qualified XII (0.40)         22.571     21.980             (2.62%)                          730.5                16,057
Qualified XII (0.45)         14.910     14.512             (2.67%)                      415,782.5             6,033,835
Qualified XII (0.55)         14.886     14.474             (2.77%)                      153,748.7             2,225,359
Qualified XII (0.60)         14.284     14.455              1.20%           (10)             55.1                   797
Qualified XII (0.65)         14.862     14.436             (2.87%)                      265,161.2             3,827,867
Qualified XII (0.70)         14.850     14.418             (2.91%)                       66,358.4               956,755
Qualified XII (0.75)         14.838     14.399             (2.96%)                      414,075.2             5,962,269
Qualified XII (0.80)         16.022     15.540             (3.01%)                    1,015,206.9            15,776,315
Qualified XII (0.85)         22.513     21.825             (3.06%)                      157,518.8             3,437,848

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO: (continued):
Qualified XII (0.90)       $ 15.690   $ 15.203             (3.10%)                       30,780.7       $       467,959
Qualified XII (0.95)         22.431     21.724             (3.15%)                      336,660.9             7,313,622
Qualified XII (1.00)         22.390     21.674             (3.20%)                    1,132,980.9            24,556,227
Qualified XII (1.05)         22.350     21.623             (3.25%)                      105,284.7             2,276,571
Qualified XII (1.10)         22.309     21.573             (3.30%)                       43,940.9               947,937
Qualified XII (1.15)         22.269     21.523             (3.35%)                       75,247.5             1,619,552
Qualified XII (1.20)         22.228     21.474             (3.39%)                       32,902.7               706,553
Qualified XII (1.25)         22.188     21.424             (3.44%)                       18,356.1               393,261
Qualified XII (1.30)         22.147     21.374             (3.49%)                       11,435.2               244,416
Qualified XII (1.35)         21.906     21.325             (2.65%)           (2)            373.6                 7,967
Qualified XII (1.40)         22.067     21.276             (3.58%)                       23,489.3               499,758
Qualified XII (1.50)         21.987     21.177             (3.68%)                       11,524.9               244,063
Qualified XIII               25.192     24.398             (3.15%)                       65,152.8             1,589,597
Qualified XV                 25.151     24.358             (3.15%)                       35,278.2               859,306
Qualified XVI                24.752     23.841             (3.68%)                      149,658.8             3,568,016
Qualified XVII               24.922     24.064             (3.44%)                       41,857.8             1,007,266
Qualified XVIII              25.859     24.969             (3.44%)                       64,590.8             1,612,768
Qualified XXI                25.174     24.417             (3.01%)                      101,912.8             2,488,404
Qualified XXII               25.216     24.457             (3.01%)                       57,540.5             1,407,267
Qualified XXIV               22.439     21.688             (3.35%)           (6)         90,306.5             1,958,568
Qualified XXV                24.658     24.093             (2.29%)           (9)        143,009.0             3,445,517
Qualified XXVI               24.180     24.083             (0.40%)           (9)          6,885.3               165,819
Qualified XXVII               9.909      9.491             (4.22%)           (8)        139,295.1             1,322,050
--------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Qualified III                15.601     16.372              4.94%                         2,253.7                36,897
Qualified V                  15.411     16.147              4.78%                           164.4                 2,655
Qualified VI                 15.540     16.308              4.94%                     1,096,264.5            17,877,880
Qualified VIII               15.534     16.300              4.93%                           201.0                 3,276
Qualified X (1.25)           10.455     10.971              4.94%                        88,906.4               975,392
Qualified XI                 15.741     16.611              5.53%                        55,992.8               930,097
Qualified XII (0.35)         10.485     11.206              6.88%            (5)         60,507.3               678,045
Qualified XII (0.40)         13.210     13.980              5.83%                           643.0                 8,989
Qualified XII (0.45)         10.566     11.177              5.78%                        69,754.7               779,648
Qualified XII (0.55)         10.549     11.148              5.68%                        28,827.5               321,369
Qualified XII (0.65)         10.532     11.119              5.57%                        85,713.8               953,052
Qualified XII (0.70)         10.523     11.104              5.52%                        99,634.9             1,106,346
Qualified XII (0.75)         10.515     11.090              5.47%                        21,441.7               237,788
Qualified XII (0.80)         10.727     11.308              5.42%                       289,585.0             3,274,627
Qualified XII (0.85)         13.175     13.881              5.36%                        53,424.8               741,590
Qualified XII (0.90)         10.712     11.280              5.30%                         4,152.0                46,834
Qualified XII (0.95)         13.127     13.817              5.26%                        58,109.6               802,901
Qualified XII (1.00)         13.104     13.785              5.20%                       435,194.6             5,999,158
Qualified XII (1.05)         13.080     13.753              5.15%                        31,503.3               433,265
Qualified XII (1.10)         13.056     13.722              5.10%                         5,814.5                79,787
Qualified XII (1.15)         13.032     13.690              5.05%                         7,769.6               106,366
Qualified XII (1.20)         13.008     13.658              5.00%                         9,741.5               133,049
Qualified XII (1.25)         12.985     13.626              4.94%                         6,996.6                95,336
Qualified XII (1.30)         12.961     13.595              4.89%                         1,971.8                26,806
Qualified XII (1.35)         13.025     13.563              4.13%            (2)             90.2                 1,223
Qualified XII (1.40)         12.914     13.532              4.79%                         5,876.3                79,518
Qualified XII (1.50)         12.867     13.469              4.68%                           636.7                 8,576
Qualified XIII               15.709     16.535              5.26%                         5,661.0                93,605
Qualified XV                 15.683     16.507              5.25%                         5,348.6                88,290
Qualified XVI                15.434     16.157              4.68%                        14,366.9               232,126
Qualified XVII               15.540     16.308              4.94%                           492.8                 8,036
Qualified XXI                15.698     16.547              5.41%                         9,312.3               154,090
Qualified XXII               15.724     16.575              5.41%                         8,756.9               145,145
Qualified XXIV               13.199     13.794              4.51%            (6)         21,143.7               291,656
Qualified XXV                15.851     16.328              3.01%            (9)          7,489.3               122,285
Qualified XXVI               15.890     16.321              2.71%            (9)          1,366.2                22,297
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                $ 24.151   $ 21.330            (11.68%)           (9)             48.4       $         1,032
Qualified III                32.036     27.035            (15.61%)                        1,533.9                41,470
Qualified V                  29.183     24.589            (15.74%)                        1,558.8                38,330
Qualified VI                 29.366     24.782            (15.61%)                    6,820,739.0           169,031,553
Qualified VIII               29.380     24.792            (15.62%)                        2,570.3                63,722
Qualified X (1.15)           31.550     26.652            (15.52%)                       54,278.5             1,446,631
Qualified X (1.25)           31.406     26.504            (15.61%)                      955,551.5            25,325,937
Qualified XI                 29.744     25.242            (15.14%)                      423,179.3            10,681,892
Qualified XII (0.35)         16.099     14.289            (11.24%)           (5)        369,847.4             5,284,750
Qualified XII (0.40)         25.537     21.734            (14.89%)                        1,684.4                36,608
Qualified XII (0.45)         16.753     14.251            (14.93%)                      357,565.4             5,095,664
Qualified XII (0.55)         16.726     14.214            (15.02%)                       95,334.5             1,355,084
Qualified XII (0.65)         16.699     14.177            (15.10%)                       44,539.5               631,437
Qualified XII (0.70)         16.686     14.159            (15.14%)                      276,665.0             3,917,300
Qualified XII (0.75)         16.673     14.140            (15.19%)                      466,385.6             6,594,693
Qualified XII (0.80)         18.335     15.543            (15.23%)                    1,984,175.6            30,840,042
Qualified XII (0.85)         25.471     21.581            (15.27%)                      569,518.7            12,290,782
Qualified XII (0.90)         17.786     15.062            (15.32%)                       20,667.2               311,290
Qualified XII (0.95)         25.378     21.481            (15.36%)                      341,721.3             7,340,516
Qualified XII (1.00)         25.332     21.431            (15.40%)                      714,656.0            15,315,792
Qualified XII (1.05)         25.286     21.382            (15.44%)                       85,881.9             1,836,327
Qualified XII (1.10)         25.240     21.332            (15.48%)                       37,391.9               797,645
Qualified XII (1.15)         25.194     21.283            (15.52%)                       42,066.2               895,295
Qualified XII (1.20)         25.148     21.234            (15.56%)                       46,994.9               997,890
Qualified XII (1.25)         25.103     21.184            (15.61%)                       25,075.5               531,200
Qualified XII (1.30)         25.057     21.135            (15.65%)                       11,630.9               245,820
Qualified XII (1.35)         24.785     21.086            (14.92%)           (2)            384.9                 8,117
Qualified XII (1.40)         24.966     21.038            (15.73%)                        6,688.7               140,717
Qualified XII (1.50)         24.875     20.940            (15.82%)                        5,215.5               109,212
Qualified XIII               29.684     25.126            (15.36%)                       68,376.1             1,718,018
Qualified XV                 29.635     25.084            (15.36%)                       42,270.4             1,060,311
Qualified XVI                29.166     24.552            (15.82%)                      127,707.6             3,135,476
Qualified XVII               29.366     24.782            (15.61%)                       48,284.0             1,196,575
Qualified XVIII              31.406     26.504            (15.61%)                       53,708.7             1,423,496
Qualified XXI                29.662     25.145            (15.23%)                      103,000.3             2,589,942
Qualified XXII               29.712     25.187            (15.23%)                       84,428.5             2,126,500
Qualified XXIV               25.641     21.445            (16.36%)           (6)         84,667.4             1,815,692
Qualified XXV                29.874     24.812            (16.94%)           (9)        127,737.9             3,169,432
Qualified XXVI               28.180     24.801            (11.99%)           (9)         12,973.2               321,748
Qualified XXVII              33.378     27.071            (18.90%)           (2)      2,566,224.1            69,470,253
Qualified XXVIII             33.378     27.035            (19.00%)           (2)        833,490.9            22,533,426
Annuity contracts in
  payment period                                                                                                917,937
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Qualified I                  29.020     24.185            (16.66%)                        2,110.6                51,044
Qualified III                38.648     32.189            (16.71%)                        1,677.6                54,001
Qualified V                  34.593     28.765            (16.85%)                        3,556.1               102,290
Qualified VI                 34.574     28.796            (16.71%)                   16,487,771.5           474,781,871
Qualified VIII               34.465     28.703            (16.72%)                       10,077.1               289,244
Qualified X (1.15)           39.011     32.523            (16.63%)                       66,341.7             2,157,630
Qualified X (1.25)           38.832     32.342            (16.71%)                    1,661,139.9            53,724,586
Qualified XI                 35.020     29.330            (16.25%)                      954,756.1            28,002,996
Qualified XII (0.35)         16.103     14.104            (12.41%)           (5)      1,146,536.9            16,170,757
Qualified XII (0.40)         28.797     24.188            (16.01%)                        6,041.1               146,122
Qualified XII (0.45)         16.757     14.068            (16.05%)                      662,704.2             9,322,923
Qualified XII (0.55)         16.730     14.031            (16.13%)                      213,103.2             2,990,051
Qualified XII (0.60)         14.508     14.013             (3.41%)          (10)             19.9                   279
Qualified XII (0.65)         16.703     13.994            (16.22%)                      266,227.7             3,725,590
Qualified XII (0.70)         16.689     13.976            (16.26%)                      281,891.7             3,939,719
Qualified XII (0.75)         16.676     13.958            (16.30%)                    1,451,474.2            20,259,677
Qualified XII (0.80)         19.592     16.390            (16.34%)                    5,857,225.6            95,999,928
Qualified XII (0.85)         28.723     24.018            (16.38%)                      836,804.6            20,098,374

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO: (continued):
Qualified XII (0.90)       $ 19.141   $ 15.998            (16.42%)                       51,009.3       $       816,047
Qualified XII (0.95)         28.619     23.907            (16.46%)                      858,504.0            20,524,255
Qualified XII (1.00)         28.567     23.852            (16.51%)                    3,118,616.0            74,385,228
Qualified XII (1.05)         28.515     23.796            (16.55%)                      256,820.8             6,111,308
Qualified XII (1.10)         28.463     23.741            (16.59%)                       90,052.4             2,137,933
Qualified XII (1.15)         28.411     23.686            (16.63%)                      103,449.3             2,450,300
Qualified XII (1.20)         28.360     23.632            (16.67%)                       64,985.9             1,535,747
Qualified XII (1.25)         28.308     23.577            (16.71%)                       32,757.8               772,330
Qualified XII (1.30)         28.257     23.522            (16.76%)                       22,895.2               538,542
Qualified XII (1.35)         27.255     23.468            (13.89%)           (1)            503.3                11,812
Qualified XII (1.40)         28.154     23.414            (16.84%)                       18,964.9               444,045
Qualified XII (1.50)         28.052     23.305            (16.92%)                       16,549.7               385,691
Qualified XIII               34.949     29.195            (16.46%)                      136,896.9             3,996,706
Qualified XV                 34.891     29.147            (16.46%)                      109,138.9             3,181,071
Qualified XVI                34.339     28.529            (16.92%)                      259,043.5             7,390,251
Qualified XVII               34.574     28.796            (16.71%)                      101,798.9             2,931,400
Qualified XVIII              38.832     32.342            (16.71%)                       91,519.9             2,959,937
Qualified XXI                34.923     29.217            (16.34%)                      276,227.5             8,070,538
Qualified XXII               34.982     29.266            (16.34%)                      193,451.9             5,661,562
Qualified XXIV               29.012     23.867            (17.73%)           (6)        251,658.2             6,006,327
Qualified XXV                33.364     28.830            (13.59%)           (9)        210,872.4             6,079,452
Qualified XXVI               32.009     28.818             (9.97%)           (9)         24,036.5               692,683
Qualified XXVII              42.335     32.231            (23.87%)           (2)      4,666,561.6           150,407,947
Qualified XXVIII             42.335     32.189            (23.97%)           (2)      1,345,688.8            43,316,377
Annuity contracts in
  payment period                                                                                              1,095,143
--------------------------------------------------------------------------------------------------------------------------
JANUS TWENTY FUND:
Qualified XII (0.95)          8.308      7.345            (11.59%)          (10)             74.2                   545
--------------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND, INC.:
Qualified XXVII              15.945      7.254            (54.51%)           (2)        657,383.0             4,768,656
Qualified XXVIII             15.945      7.244            (54.57%)           (2)        220,650.6             1,598,393
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
Qualified III                12.882     15.061             16.92%                         4,697.0                70,742
Qualified V                  14.253     16.636             16.72%                         2,776.4                46,189
Qualified VI                 13.900     16.250             16.91%                       373,904.7             6,075,952
Qualified VIII               12.047     14.083             16.90%                           979.1                13,789
Qualified XI                 14.079     16.552             17.57%                        20,792.0               344,150
Qualified XII (0.35)          9.158     10.347             12.98%            (5)         11,114.4               115,001
Qualified XII (0.40)         10.939     12.897             17.90%                           179.8                 2,319
Qualified XII (0.45)          8.758     10.320             17.84%                         4,369.6                45,094
Qualified XII (0.55)          8.744     10.293             17.72%                         3,526.1                36,294
Qualified XII (0.65)          8.729     10.266             17.61%                         1,115.8                11,455
Qualified XII (0.70)          8.722     10.253             17.55%                         6,480.3                66,443
Qualified XII (0.75)          8.715     10.240             17.50%                        22,901.1               234,507
Qualified XII (0.80)          9.524     11.184             17.43%                       107,963.7             1,207,466
Qualified XII (0.85)         10.911     12.806             17.37%                        23,332.2               298,792
Qualified XII (0.95)         10.871     12.747             17.26%                        19,715.8               251,317
Qualified XII (1.00)         10.851     12.717             17.20%                        79,616.9             1,012,488
Qualified XII (1.05)         10.831     12.688             17.15%                         3,762.7                47,741
Qualified XII (1.10)         10.812     12.659             17.08%                         1,086.7                13,756
Qualified XII (1.15)         10.792     12.629             17.02%                         5,137.4                64,880
Qualified XII (1.20)         10.772     12.600             16.97%                         2,780.0                35,028
Qualified XIII               14.051     16.475             17.25%                         4,068.2                67,024
Qualified XV                 14.028     16.448             17.25%                         7,371.7               121,249
Qualified XVI                13.805     16.099             16.62%                         5,288.2                85,135
Qualified XVII               13.900     16.250             16.91%                           876.9                14,250
Qualified XXI                14.041     16.488             17.43%                         3,120.4                51,449
Qualified XXII               14.064     16.515             17.43%                         2,571.9                42,475
Qualified XXIV               11.307     12.726             12.55%            (6)          6,520.0                82,974
Qualified XXV                14.773     16.269             10.13%            (9)          4,180.7                68,016
Qualified XXVI               15.024     16.262              8.24%            (9)            822.9                13,382

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND: (continued):
Qualified XXVII            $ 11.702   $ 15.080             28.87%            (2)        269,501.1       $     4,064,076
Qualified XXVIII             11.702     15.061             28.70%            (2)        138,949.3             2,092,716
--------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES:
Qualified XXVII              10.126     12.300             21.47%            (2)        167,946.1             2,065,737
Qualified XXVIII             10.126     12.284             21.31%            (2)        227,448.8             2,793,981
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA:
Qualified III                16.126     16.737              3.79%                            44.1                   738
Qualified V                  15.638     16.205              3.63%                           438.6                 7,107
Qualified VI                 15.681     16.275              3.79%                     1,084,590.0            17,651,702
Qualified VIII               15.988     16.272              1.78%            (1)             38.7                   630
Qualified X (1.15)           15.707     16.319              3.90%                        15,425.0               251,720
Qualified X (1.25)           15.681     16.275              3.79%                       166,004.4             2,701,721
Qualified XI                 15.775     16.464              4.37%                        90,380.6             1,488,027
Qualified XII (0.35)         16.636     16.624             (0.07%)           (5)         29,809.0               495,545
Qualified XII (0.40)         15.859     16.600              4.67%                           578.4                 9,601
Qualified XII (0.45)         15.849     16.581              4.62%                         5,197.9                86,187
Qualified XII (0.55)         15.823     16.538              4.52%                        13,256.9               219,243
Qualified XII (0.65)         15.798     16.495              4.41%                         5,368.2                88,549
Qualified XII (0.70)         15.785     16.473              4.36%                        13,835.1               227,906
Qualified XII (0.75)         15.772     16.452              4.31%                        46,116.1               758,702
Qualified XII (0.80)         15.800     16.473              4.26%                       182,218.7             3,001,689
Qualified XII (0.85)         15.787     16.451              4.21%                        43,640.8               717,935
Qualified XII (0.90)         17.689     16.429             (7.12%)           (7)          3,722.2                61,152
Qualified XII (0.95)         15.760     16.407              4.11%                        48,073.8               788,747
Qualified XII (1.00)         15.747     16.385              4.05%                       125,076.5             2,049,379
Qualified XII (1.05)         15.734     16.363              4.00%                         8,494.9               139,002
Qualified XII (1.10)         15.721     16.341              3.94%                         2,579.3                42,149
Qualified XII (1.15)         15.707     16.319              3.90%                         6,902.6               112,643
Qualified XII (1.20)         15.694     16.297              3.84%                         3,942.6                64,252
Qualified XII (1.25)         15.681     16.275              3.79%                         3,911.8                63,665
Qualified XII (1.30)         15.668     16.253              3.73%                           526.4                 8,556
Qualified XII (1.35)         15.714     16.231              3.29%            (1)            105.7                 1,715
Qualified XII (1.40)         15.641     16.210              3.64%                         1,536.2                24,902
Qualified XII (1.50)         15.883     16.166              1.78%            (1)            508.2                 8,215
Qualified XIII               15.760     16.407              4.11%                         9,278.1               152,226
Qualified XV                 15.760     16.407              4.11%                         6,178.8               101,376
Qualified XVI                15.615     16.166              3.53%                        23,681.5               382,835
Qualified XVII               15.681     16.275              3.79%                        14,615.1               237,861
Qualified XVIII              15.681     16.275              3.79%                        11,938.9               194,305
Qualified XXI                15.775     16.446              4.25%                        38,008.9               625,094
Qualified XXII               15.775     16.446              4.25%                        16,185.8               266,192
Qualified XXIV               17.346     16.395             (5.48%)           (6)         18,701.5               306,611
Qualified XXV                16.764     16.294             (2.80%)           (9)         16,613.8               270,706
Qualified XXVI               16.277     16.288              0.07%            (9)          1,978.9                32,233
Qualified XXVII              17.929     16.759             (6.53%)           (2)        424,091.7             7,107,352
Qualified XXVIII             17.930     16.737             (6.65%)           (2)        568,224.4             9,510,371
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Qualified V                  10.021     10.142              1.21%                            43.0                   436
Qualified VI                 10.048     10.185              1.36%                       169,954.1             1,730,983
Qualified VIII               10.125     10.183              0.57%            (4)            121.5                 1,237
Qualified X (1.25)           10.048     10.185              1.36%                        29,298.3               298,403
Qualified XI                 10.108     10.304              1.94%                         2,328.3                23,991
Qualified XII (0.35)         10.102     10.437              3.32%            (5)          2,759.3                28,799
Qualified XII (0.45)         10.188     10.410              2.18%                         9,983.2               103,925
Qualified XII (0.65)         10.155     10.356              1.98%                         4,045.6                41,896
Qualified XII (0.70)          9.988     10.342              3.54%            (5)            331.2                 3,425
Qualified XII (0.75)         10.139     10.329              1.87%                         6,680.2                69,000
Qualified XII (0.80)         10.125     10.309              1.82%                         7,601.6                78,365
Qualified XII (0.85)         10.116     10.295              1.77%                         7,153.3                73,643

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA: (continued):
Qualified XII (0.90)       $ 10.244   $ 10.281              0.36%            (3)            183.3       $         1,884
Qualified XII (0.95)         10.099     10.268              1.67%                         5,540.9                56,894
Qualified XII (1.00)         10.091     10.254              1.62%                        18,473.1               189,423
Qualified XII (1.05)         10.082     10.240              1.57%                         1,936.3                19,828
Qualified XII (1.10)         10.074     10.226              1.51%                           766.9                 7,842
Qualified XII (1.15)         10.065     10.213              1.47%                           312.1                 3,187
Qualified XII (1.20)         10.057     10.199              1.41%                           333.8                 3,404
Qualified XII (1.25)         10.048     10.185              1.36%                         2,119.0                21,582
Qualified XII (1.30)         10.252     10.172             (0.78%)           (7)            171.3                 1,742
Qualified XII (1.40)         10.064     10.144              0.79%            (2)            709.6                 7,198
Qualified XII (1.50)         10.006     10.117              1.11%                           133.7                 1,353
Qualified XIII               10.099     10.268              1.67%                           293.6                 3,015
Qualified XV                 10.099     10.268              1.67%                         3,970.7                40,771
Qualified XVI                10.006     10.117              1.11%                         1,311.4                13,267
Qualified XVIII              10.048     10.185              1.36%                        11,071.3               112,761
Qualified XXI                10.108     10.292              1.82%                           978.0                10,066
Qualified XXII               10.108     10.292              1.82%                         7,670.2                78,942
Qualified XXIV               10.217     10.260              0.42%            (6)          8,348.7                85,658
Qualified XXV                10.237     10.197             (0.39%)           (9)          2,009.8                20,494
Qualified XXVI               10.235     10.193             (0.41%)           (9)              1.0                    10
Qualified XXVII              10.094     10.240              1.45%            (2)        125,233.4             1,282,390
Qualified XXVIII             10.095     10.226              1.30%            (2)        153,728.3             1,572,026
Annuity contracts in
  payment period                                                                                                 21,845
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Qualified III                43.112     40.144             (6.88%)                       54,582.7             2,191,167
Qualified V                  35.288     32.806             (7.03%)                        7,849.8               257,522
Qualified VI                 35.480     33.037             (6.89%)                    2,778,965.9            91,808,695
Qualified VIII               30.498     28.396             (6.89%)                       10,193.1               289,443
Qualified X (1.15)           15.447     14.398             (6.79%)                       11,757.9               169,290
Qualified X (1.25)           15.421     14.359             (6.89%)                      318,659.8             4,575,636
Qualified XI                 35.938     33.651             (6.36%)                      251,486.2             8,462,762
Qualified XII (0.35)         16.155     14.877             (7.91%)           (5)        160,437.0             2,386,821
Qualified XII (0.40)         23.231     21.815             (6.10%)                          888.4                19,381
Qualified XII (0.45)         15.809     14.838             (6.14%)                       69,689.5             1,034,053
Qualified XII (0.55)         15.783     14.799             (6.23%)                       81,825.1             1,210,929
Qualified XII (0.60)         15.104     14.780             (2.15%)          (10)             17.7                   262
Qualified XII (0.65)         15.758     14.761             (6.33%)                       19,493.3               287,740
Qualified XII (0.70)         15.745     14.741             (6.38%)                       88,158.3             1,299,541
Qualified XII (0.75)         15.732     14.722             (6.42%)                      188,557.5             2,775,944
Qualified XII (0.80)         17.793     16.643             (6.46%)                      642,990.5            10,701,291
Qualified XII (0.85)         23.171     21.662             (6.51%)                      432,871.4             9,376,861
Qualified XII (0.90)         17.184     16.057             (6.56%)                       14,267.4               229,092
Qualified XII (0.95)         23.087     21.561             (6.61%)                      214,278.7             4,620,063
Qualified XII (1.00)         23.045     21.512             (6.65%)                      862,759.7            18,559,687
Qualified XII (1.05)         23.003     21.462             (6.70%)                       39,672.0               851,440
Qualified XII (1.10)         22.961     21.412             (6.75%)                       12,813.4               274,361
Qualified XII (1.15)         22.919     21.363             (6.79%)                       51,927.3             1,109,323
Qualified XII (1.20)         22.878     21.313             (6.84%)                       21,153.5               450,844
Qualified XII (1.25)         22.836     21.264             (6.88%)                        6,816.2               144,940
Qualified XII (1.30)         22.794     21.214             (6.93%)                        2,742.3                58,175
Qualified XII (1.35)         24.002     21.165            (11.82%)           (2)             32.2                   681
Qualified XII (1.40)         22.712     21.116             (7.03%)                        1,602.5                33,839
Qualified XII (1.50)         22.629     21.019             (7.11%)                        1,516.9                31,883
Qualified XIII               35.866     33.496             (6.61%)                       35,905.3             1,202,685
Qualified XV                 35.806     33.440             (6.61%)                       24,244.7               810,742
Qualified XVI                35.239     32.731             (7.12%)                       41,528.5             1,359,270
Qualified XVII               35.480     33.037             (6.89%)                        9,109.1               300,936
Qualified XVIII              15.421     14.359             (6.89%)                       12,111.1               173,904
Qualified XXI                35.839     33.521             (6.47%)                       35,540.4             1,191,350
Qualified XXII               35.899     33.577             (6.47%)                       34,742.9             1,166,563

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (continued):
Qualified XXIV             $ 24.748   $ 21.526            (13.02%)           (6)         45,922.1       $       988,519
Qualified XXV                37.485     33.077            (11.76%)           (9)         29,269.8               968,156
Qualified XXVI               36.090     33.063             (8.39%)           (9)          2,496.0                82,524
Qualified XXVII              45.887     40.196            (12.40%)           (2)      2,301,512.8            92,511,607
Qualified XXVIII             45.888     40.144            (12.52%)           (2)        675,845.9            27,131,156
Annuity contracts in
  payment period                                                                                                400,248
--------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Qualified III                28.710     20.194            (29.66%)                       96,466.2             1,948,039
Qualified V                  28.327     19.892            (29.78%)                        6,276.2               124,847
Qualified VI                 28.481     20.033            (29.66%)                    9,202,749.2           184,358,676
Qualified VIII               29.833     20.982            (29.67%)                       12,522.0               262,737
Qualified X (1.15)           28.661     20.179            (29.59%)                       36,462.8               735,782
Qualified X (1.25)           28.481     20.033            (29.66%)                    1,261,315.2            25,267,927
Qualified XI                 28.849     20.405            (29.27%)                      638,180.5            13,022,074
Qualified XII (0.35)         15.512     11.747            (24.27%)           (5)        693,415.6             8,145,553
Qualified XII (0.40)         19.199     13.619            (29.06%)                        5,732.3                78,068
Qualified XII (0.45)         16.525     11.716            (29.10%)                      194,900.8             2,283,458
Qualified XII (0.55)         16.499     11.686            (29.17%)                      101,007.0             1,180,368
Qualified XII (0.65)         16.472     11.655            (29.24%)                      116,509.0             1,357,912
Qualified XII (0.70)         16.459     11.640            (29.28%)                      125,768.1             1,463,941
Qualified XII (0.75)         16.446     11.625            (29.31%)                      709,695.1             8,250,205
Qualified XII (0.80)         17.731     12.527            (29.35%)                    3,144,386.0            39,389,724
Qualified XII (0.85)         19.150     13.523            (29.38%)                      838,567.6            11,339,950
Qualified XII (0.90)         17.139     12.097            (29.42%)                       29,261.3               353,974
Qualified XII (0.95)         19.080     13.460            (29.45%)                      526,039.7             7,080,495
Qualified XII (1.00)         19.045     13.429            (29.49%)                    2,470,780.2            33,180,107
Qualified XII (1.05)         19.011     13.398            (29.53%)                      208,958.9             2,799,631
Qualified XII (1.10)         18.976     13.367            (29.56%)                       44,716.4               597,724
Qualified XII (1.15)         18.942     13.336            (29.60%)                       98,119.0             1,308,515
Qualified XII (1.20)         18.907     13.305            (29.63%)                       76,968.4             1,024,064
Qualified XII (1.25)         18.873     13.274            (29.67%)                       32,838.9               435,904
Qualified XII (1.30)         18.838     13.244            (29.70%)                       11,428.6               151,360
Qualified XII (1.35)         17.600     13.213            (24.93%)           (1)            198.5                 2,623
Qualified XII (1.40)         18.770     13.182            (29.77%)                        3,932.3                51,835
Qualified XII (1.50)         18.702     13.121            (29.84%)                        6,877.3                90,237
Qualified XIII               28.791     20.311            (29.45%)                       70,520.9             1,432,351
Qualified XV                 28.743     20.277            (29.45%)                       75,357.6             1,528,026
Qualified XVI                28.288     19.847            (29.84%)                      140,183.2             2,782,215
Qualified XVII               28.481     20.033            (29.66%)                       14,665.7               293,797
Qualified XVIII              28.481     20.033            (29.66%)                       38,347.8               768,222
Qualified XXI                28.769     20.326            (29.35%)                      200,926.5             4,084,033
Qualified XXII               28.817     20.360            (29.35%)                      205,500.8             4,183,996
Qualified XXIV               19.145     13.438            (29.81%)           (6)        202,745.4             2,724,493
Qualified XXV                24.830     20.057            (19.22%)           (9)         93,439.5             1,874,117
Qualified XXVI               22.873     20.048            (12.35%)           (9)          6,331.7               126,937
Qualified XXVII              28.118     20.220            (28.09%)           (2)      2,380,369.9            48,131,080
Qualified XXVIII             28.119     20.194            (28.18%)           (2)        535,101.3            10,805,836
Annuity contracts in
  payment period                                                                                                167,018
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Qualified I                  13.469     12.713             (5.61%)                        2,584.3                32,854
Qualified III                17.837     16.788             (5.88%)                       78,522.0             1,318,228
Qualified V                  20.293     19.113             (5.81%)                       10,465.6               200,029
Qualified VI                 20.527     19.365             (5.66%)                    6,451,502.4           124,933,346
Qualified VII                17.322     16.350             (5.61%)                      139,937.9             2,287,985
Qualified VIII               17.312     16.330             (5.67%)                       13,503.4               220,511
Qualified IX                 17.102     16.173             (5.43%)                        2,854.8                46,171
Qualified X (1.15)           20.653     19.503             (5.57%)                       10,200.2               198,935
Qualified X (1.25)           20.527     19.365             (5.66%)                      850,004.0            16,460,328
Qualified XI                 20.792     19.724             (5.14%)                      327,757.0             6,464,680
Qualified XII (0.35)         13.213     12.452             (5.76%)           (5)        406,356.4             5,059,950
Qualified XII (0.40)         13.146     12.506             (4.87%)                        7,788.3                97,401

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO: (continued):
Qualified XII (0.45)       $ 13.061   $ 12.420             (4.91%)                       63,658.6       $       790,640
Qualified XII (0.55)         13.040     12.387             (5.01%)                       48,216.1               597,253
Qualified XII (0.65)         13.019     12.355             (5.10%)                       96,006.1             1,186,155
Qualified XII (0.70)         13.008     12.339             (5.14%)                       60,144.1               742,118
Qualified XII (0.75)         12.998     12.323             (5.19%)                      205,081.6             2,527,220
Qualified XII (0.80)         14.375     13.621             (5.25%)                      575,027.7             7,832,452
Qualified XII (0.85)         13.112     12.418             (5.29%)                      630,101.3             7,824,598
Qualified XII (0.90)         13.982     13.236             (5.34%)                       11,608.9               153,655
Qualified XII (0.95)         13.064     12.361             (5.38%)                      344,610.3             4,259,728
Qualified XII (1.00)         13.040     12.332             (5.43%)                      886,127.1            10,927,720
Qualified XII (1.05)         13.016     12.304             (5.47%)                       70,122.6               862,788
Qualified XII (1.10)         12.993     12.275             (5.53%)                       27,355.5               335,789
Qualified XII (1.15)         12.969     12.247             (5.57%)                       81,794.2             1,001,734
Qualified XII (1.20)         12.945     12.218             (5.62%)                       34,058.2               416,123
Qualified XII (1.25)         12.922     12.190             (5.66%)                        4,912.6                59,885
Qualified XII (1.30)         12.898     12.162             (5.71%)                        2,271.7                27,629
Qualified XII (1.35)         12.502     12.133             (2.95%)           (2)             48.5                   589
Qualified XII (1.40)         12.851     12.105             (5.80%)                        3,599.2                43,568
Qualified XII (1.50)         12.805     12.049             (5.90%)                        5,882.4                70,877
Qualified XIII               20.750     19.634             (5.38%)                       45,243.4               888,308
Qualified XV                 20.716     19.601             (5.38%)                       64,258.7             1,259,534
Qualified XVI                20.388     19.185             (5.90%)                      131,412.1             2,521,141
Qualified XVII               20.527     19.365             (5.66%)                      101,084.5             1,957,501
Qualified XVIII              20.527     19.365             (5.66%)                       44,961.5               870,680
Qualified XIX                13.469     12.713             (5.61%)                        7,855.0                99,860
Qualified XX                 17.796     16.788             (5.66%)                       13,712.7               230,208
Qualified XXI                20.735     19.648             (5.24%)                       76,323.2             1,499,598
Qualified XXII               20.770     19.681             (5.24%)                       99,463.7             1,957,546
Qualified XXIV               13.783     12.340            (10.47%)           (6)        134,120.9             1,655,052
Qualified XXV                21.916     19.388            (11.53%)           (9)         35,218.4               682,814
Qualified XXVI               21.170     19.380             (8.46%)           (9)         18,054.4               349,894
Qualified XXVII              19.214     18.387             (4.30%)           (2)        999,126.6            18,370,941
Qualified XXVIII             19.214     18.363             (4.43%)           (2)        199,270.6             3,659,206
Qualified XXIX               16.661     16.788              0.76%                         3,735.6                62,713
Qualified XXX                17.796     16.785             (5.68%)                       88,380.3             1,483,491
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Qualified III                32.585     25.876            (20.59%)                       35,300.7               913,441
Qualified V                  30.781     24.404            (20.72%)                        3,391.3                82,762
Qualified VI                 31.255     24.820            (20.59%)                    3,143,511.5            78,021,954
Qualified VIII               26.330     20.907            (20.60%)                       22,370.4               467,698
Qualified X (1.15)           31.447     24.997            (20.51%)                       35,392.2               884,699
Qualified X (1.25)           31.255     24.820            (20.59%)                      408,735.2            10,144,807
Qualified XI                 31.658     25.281            (20.14%)                      244,725.0             6,186,893
Qualified XII (0.35)         13.496     12.401             (8.11%)           (5)        412,382.9             5,113,960
Qualified XII (0.40)         21.461     17.187            (19.92%)                        2,415.9                41,522
Qualified XII (0.45)         15.452     12.369            (19.95%)                       42,328.5               523,561
Qualified XII (0.55)         15.427     12.337            (20.03%)                       56,339.2               695,057
Qualified XII (0.65)         15.403     12.305            (20.11%)                       27,469.3               338,010
Qualified XII (0.70)         15.390     12.289            (20.15%)                       51,248.8               629,796
Qualified XII (0.75)         15.378     12.273            (20.19%)                      246,962.0             3,030,965
Qualified XII (0.80)         17.351     13.840            (20.24%)                      817,107.2            11,308,763
Qualified XII (0.85)         21.405     17.066            (20.27%)                      455,540.1             7,774,248
Qualified XII (0.90)         17.314     13.797            (20.31%)                       19,568.6               269,988
Qualified XII (0.95)         21.327     16.987            (20.35%)                      237,252.8             4,030,214
Qualified XII (1.00)         21.289     16.948            (20.39%)                      843,397.6            14,293,902
Qualified XII (1.05)         21.250     16.908            (20.43%)                       48,765.9               824,534
Qualified XII (1.10)         21.211     16.869            (20.47%)                       14,556.4               245,552
Qualified XII (1.15)         21.173     16.830            (20.51%)                       44,356.8               746,525
Qualified XII (1.20)         21.134     16.791            (20.55%)                       19,314.2               324,305
Qualified XII (1.25)         21.096     16.752            (20.59%)                        6,895.8               115,518
Qualified XII (1.30)         21.057     16.714            (20.62%)                        1,108.1                18,521

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO: (continued):
Qualified XII (1.40)       $ 20.981   $ 16.636            (20.71%)                        1,838.2       $        30,580
Qualified XII (1.50)         20.905     16.559            (20.79%)                        2,838.3                46,999
Qualified XIII               31.595     25.165            (20.35%)                       27,857.8               701,041
Qualified XV                 31.542     25.123            (20.35%)                       37,706.1               947,291
Qualified XVI                31.043     24.590            (20.79%)                       51,362.9             1,263,013
Qualified XVII               31.255     24.820            (20.59%)                        4,114.9               102,133
Qualified XVIII              31.255     24.820            (20.59%)                       11,399.2               282,929
Qualified XXI                31.571     25.184            (20.23%)                       73,935.1             1,861,982
Qualified XXII               31.624     25.225            (20.23%)                       43,700.2             1,102,337
Qualified XXIV               19.321     16.959            (12.23%)           (6)         39,737.8               673,913
Qualified XXV                25.595     24.850             (2.91%)           (9)         16,938.0               420,910
Qualified XXVI               25.253     24.839             (1.64%)           (9)            676.6                16,805
Qualified XXVII              33.036     25.910            (21.57%)           (2)      2,322,472.6            60,175,266
Qualified XXVIII             33.036     25.876            (21.67%)           (2)        188,646.5             4,881,416
Annuity contracts in
  payment period                                                                                                  9,438
--------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Qualified III                25.283     24.962             (1.27%)                          199.3                 4,974
Qualified V                  22.227     21.910             (1.43%)                        1,935.1                42,398
Qualified VI                 21.922     21.643             (1.27%)                    5,373,948.6           116,308,370
Qualified VIII               22.377     22.091             (1.28%)                        4,564.0               100,824
Qualified X (1.15)           24.669     24.380             (1.17%)                       30,565.8               745,195
Qualified X (1.25)           24.557     24.245             (1.27%)                      636,137.2            15,423,147
Qualified XI                 22.205     22.045             (0.72%)                      327,657.9             7,223,219
Qualified XII (0.35)         13.599     13.434             (1.21%)           (5)        261,445.9             3,512,264
Qualified XII (0.40)         20.546     20.457             (0.43%)                        1,418.6                29,020
Qualified XII (0.45)         13.464     13.399             (0.48%)                      103,238.4             1,383,291
Qualified XII (0.55)         13.443     13.364             (0.59%)                       31,732.9               424,079
Qualified XII (0.65)         13.421     13.329             (0.69%)                       14,591.8               194,494
Qualified XII (0.70)         13.410     13.312             (0.73%)                       74,711.3               994,557
Qualified XII (0.75)         13.399     13.295             (0.78%)                      357,441.4             4,752,183
Qualified XII (0.80)         14.748     14.625             (0.83%)                      909,338.2            13,299,071
Qualified XII (0.85)         20.493     20.313             (0.88%)                      158,446.8             3,218,529
Qualified XII (0.90)         14.296     14.163             (0.93%)                        8,707.1               123,318
Qualified XII (0.95)         20.418     20.219             (0.97%)                      310,664.9             6,281,333
Qualified XII (1.00)         20.381     20.172             (1.03%)                      537,291.5            10,838,244
Qualified XII (1.05)         20.344     20.125             (1.08%)                       84,135.8             1,693,233
Qualified XII (1.10)         20.307     20.079             (1.12%)                       25,973.1               521,513
Qualified XII (1.15)         20.270     20.032             (1.17%)                       34,240.7               685,910
Qualified XII (1.20)         20.233     19.986             (1.22%)                       21,354.8               426,797
Qualified XII (1.25)         20.196     19.939             (1.27%)                        2,905.7                57,937
Qualified XII (1.30)         20.160     19.893             (1.32%)                        5,082.9               101,114
Qualified XII (1.35)         19.539     19.847              1.58%            (2)             88.0                 1,746
Qualified XII (1.40)         20.086     19.801             (1.42%)                        2,103.2                41,645
Qualified XII (1.50)         20.013     19.710             (1.51%)                          980.5                19,325
Qualified XIII               22.160     21.944             (0.97%)                       31,368.8               688,356
Qualified XV                 22.123     21.907             (0.98%)                       21,531.4               471,689
Qualified XVI                21.773     21.443             (1.52%)                       91,561.0             1,963,342
Qualified XVII               21.922     21.643             (1.27%)                       20,218.0               437,578
Qualified XVIII              24.557     24.245             (1.27%)                       19,543.1               473,822
Qualified XXI                22.144     21.960             (0.83%)                       55,666.5             1,222,437
Qualified XXII               22.181     21.997             (0.83%)                       54,354.7             1,195,641
Qualified XXIV               21.893     20.185             (7.80%)           (6)         86,754.5             1,751,140
Qualified XXV                23.370     21.669             (7.28%)           (9)         68,019.6             1,473,916
Qualified XXVI               22.363     21.660             (3.14%)           (9)         14,653.3               317,390
Qualified XXVII              25.002     24.994             (0.03%)           (2)      1,359,111.0            33,969,620
Qualified XXVIII             25.002     24.962             (0.16%)           (2)        492,530.1            12,294,536
Annuity contracts in
  payment period                                                                                                158,262
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $13,689,284,426
==========================================================================================================================

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED I         Individual contracts issued prior to May 1, 1975 in
                           connection with "Qualified Corporate Retirement Plans"
                           established pursuant to Section 401 of the Internal Revenue
                           Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                           Retirement Annuity Plans established by or on behalf of
                           individuals pursuant to section 408(b) of the Code;
                           Individual contracts issued prior to November 1, 1975 in
                           connection with "H.R. 10 Plans" established by persons
                           entitled to the benefits of the Self-Employed Individuals
                           Tax Retirement Act of 1962, as amended; allocated group
                           contracts issued prior to May 1, 1975 in connection with
                           Qualified Corporate Retirement Plans; and group contracts
                           issued prior to October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans.
       QUALIFIED III       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED V         Certain group AetnaPlus contracts issued since August 28,
                           1992 in connection with "Optional Retirement Plans"
                           established pursuant to Section 403(b) or 401(a) of the
                           Internal Revenue Code.
       QUALIFIED VI        Certain group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans since August 28, 1992.
       QUALIFIED VII       Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).
       QUALIFIED VIII      Group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans and Deferred Compensation Plans
                           adopted by state and local governments since June 30, 1993.
       QUALIFIED IX        Certain large group contracts (Jumbo) that were converted to
                           ACES, an administrative system (previously valued under
                           Qualified VI).
       QUALIFIED X         Individual Retirement Annuity and Simplified Employee
                           Pension Plans issued or converted to ACES, an adminis-
                           trative system.
       QUALIFIED XI        Certain large group contracts issued in connection with
                           Deferred Compensation Plans adopted by state and local
                           governments since January 1996.
       QUALIFIED XII       Group Retirement Plus and Voluntary TDA contracts issued
                           since 1996 in connection with plans established pursuant to
                           Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement
                           Plans established pursuant to Section 403(b) or 403(a) of
                           the Internal Revenue Code.
       QUALIFIED XIII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).
       QUALIFIED XIV       Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).
       QUALIFIED XV        Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.
       QUALIFIED XVI       Group AetnaPlus contracts assessing an administrative
                           expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans.
       QUALIFIED XVII      Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity Plans
                           and Deferred Compensation Plans, which resulted in reduced daily charges for certain funding options effective May 29,
                           1997.
       QUALIFIED XVIII     Individual Retirement Annuity and Simplified Employee
                           Pension Plan contracts containing contractual limits on
                           fees, which resulted in reduced daily charges for certain
                           funding options effective May 29, 1997.
       QUALIFIED XIX       Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XX        Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XXI       Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXIV      Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective July 2000 to lower mortality and expense fee.
       QUALIFIED XXV       Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED XXVI      Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.
       QUALIFIED XXVII     Group contract issued in connection with Tax Deferred
                           Annuity Plans having contract modifications effective
                           February 2000 to lower mortality and expense fee.
       QUALIFIED XXVIII    Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective February 2000 to lower mortality and expense fee.
       QUALIFIED XXIX      Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED XXX       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

       (1)  - Reflects less than a full year of performance activity. Funds were first received in this option during January 2000.
       (2)  - Reflects less than a full year of performance activity. Funds were first received in this option during February 2000.
       (3)  - Reflects less than a full year of performance activity. Funds were first received in this option during March 2000.
       (4)  - Reflects less than a full year of performance activity. Funds were first received in this option during April 2000.
       (5)  - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
       (6)  - Reflects less than a full year of performance activity. Funds were first received in this option during June 2000.
       (7)  - Reflects less than a full year of performance activity. Funds were first received in this option during July 2000.
       (8)  - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
       (9)  - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna GET Fund, Series C
   Aetna GET Fund, Series D
   Aetna GET Fund, Series E
   Aetna GET Fund, Series G
   Aetna GET Fund, Series H
   Aetna GET Fund, Series I
   Aetna GET Fund, Series J
   Aetna GET Fund, Series K
   Aetna GET Fund, Series L
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Bond VP
   Aetna Index Plus Large Cap VP
   Aetna Index Plus Mid Cap VP
   Aetna Index Plus Small Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Technology VP
   Aetna Value Opportunity VP
   AIM V.I. Funds:
   - Capital Appreciation Fund
   - Growth and Income Fund
   - Growth Fund
   - Value Fund
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   - Equity-Income Portfolio
   - Growth Portfolio
   - High Income Portfolio
   - Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   - Asset Manager Portfolio
   - Contrafund Portfolio
   - Index 500 Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Flexible Income Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio
   Janus Twenty Fund
   Lexington Funds:
   - Emerging Markets Fund
   - Natural Resources Trust Fund
   MFS Funds Total Return Series
   Oppenheimer Funds:
   - Global Securities Fund
   - Strategic Bond Fund
   Portfolio Partners, Inc. (PPI):
   - PPI MFS Capital Opportunities Portfolio
   - PPI MFS Emerging Equities Portfolio
   - PPI MFS Research Growth Portfolio
   - PPI Scudder International Growth Portfolio
   - PPI T. Rowe Price Growth Equity Portfolio

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

  2. VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

  3. DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

  4. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $5,347,300,780 and $3,840,647,337, respectively.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                 $932,980     ($896,430)  $13,450,834   ($11,426,883)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation              123,722,239   (10,820,738)  137,653,078   (117,925,973)
 AETNA BOND VP
 Annuity contracts in
   accumulation               16,656,617    (3,439,951)   61,181,748    (64,141,020)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                1,173,799      (732,514)   10,689,405    (10,592,100)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation               32,577,189    (2,128,129)   23,065,389    (19,345,251)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation               19,533,149    (5,092,781)  127,994,339   (124,905,042)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                5,842,968    (2,015,692)   21,285,953    (20,259,107)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  964,998      (585,341)    6,744,661     (6,673,262)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  573,716      (376,921)    3,497,097     (3,334,459)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                   17,271       (15,817)      198,429       (196,296)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                    3,333        (2,718)        3,226         (3,271)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                    5,228        (6,207)       18,899        (18,702)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                        0            (1)            1             (1)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation              600,493,802   (63,728,442)  871,616,223   (899,922,177)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                3,038,381    (1,944,710)   11,906,095     (8,174,444)
 AETNA HIGH YIELD VP
 Annuity contracts in
   accumulation                    4,178       (17,017)    4,683,768     (4,877,410)
 AETNA INDEX PLUS BOND VP
 Annuity contracts in
   accumulation                      505        (6,940)    1,302,832     (1,317,450)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               59,262,689    (5,521,587)   52,615,469    (31,567,660)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                  231,204      (259,191)    9,225,597     (8,070,602)
 ----------------------------------------------------------------------------------

                                                                                               Net
                                                                                            Increase
                               Net               Net Unrealized                Net         (Decrease)
                             Realized             Gain (Loss)               Change in     in Net Assets
                           Gain (Loss)   ------------------------------    Unrealized       Resulting
PERIOD ENDED DECEMBER 31,       on         Beginning          End          Gain (Loss)        from
2000                       Investments      of Year         of Year      on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation              $2,023,951      $4,030,133         $589,182      ($3,440,951)   ($1,380,450)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation              19,727,105      45,044,344     (102,036,752)    (147,081,096)   (14,452,490)
AETNA BOND VP
Annuity contracts in
  accumulation              (2,959,272)    (19,754,875)      (6,411,730)      13,343,145     23,600,539
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                  97,305       1,130,783          116,983       (1,013,800)      (475,210)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation               3,720,138      19,237,706      (30,255,816)     (49,493,522)   (15,324,324)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               3,089,297      25,690,783      (12,783,390)     (38,474,173)   (20,944,508)
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation               1,026,846      10,381,800       (2,883,267)     (13,265,067)    (8,410,945)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                  71,399       1,305,419       (1,034,596)      (2,340,015)    (1,888,959)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                 162,638           2,236         (267,248)        (269,484)        89,949
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   2,133               0          (32,894)         (32,894)       (29,307)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                     (45)              0          (16,577)         (16,577)       (16,007)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                     197               0           (8,299)          (8,299)        (9,081)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       0               0               16               16             15
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (28,305,954)   (281,156,139)  (1,455,124,346)  (1,173,968,207)  (665,508,801)
AETNA GROWTH VP
Annuity contracts in
  accumulation               3,731,651      31,404,391       (1,523,352)     (32,927,743)   (28,102,421)
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                (193,642)       (112,582)               0          112,582        (93,899)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                 (14,618)        (64,241)               0           64,241         43,188
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation              21,047,809      94,088,323      (35,413,466)    (129,501,789)   (54,712,878)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation               1,154,995         147,754        1,324,838        1,177,084      2,304,092
-------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                          Valuation      Proceeds        Cost of
 PERIOD ENDED DECEMBER 31,                 Period          from        Investments
 2000                        Dividends   Deductions       Sales           Sold
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                      $0   ($110,447)      $9,314,421    ($8,484,450)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation               2,317,439    (143,974)      16,677,924    (16,485,807)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                 788,237    (453,560)      10,329,056    (10,036,348)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation              14,088,879  (3,315,026)   1,002,469,774   (997,218,100)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
   accumulation                   1,796     (15,710)       5,781,362     (5,397,911)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation               5,715,158  (1,027,111)      58,446,003    (41,951,259)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                       0    (123,166)       3,382,223     (4,041,241)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation               5,685,856    (446,263)      14,543,123    (11,879,196)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                 609,333    (143,163)       3,352,076     (3,094,277)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation               1,505,326    (360,447)       2,157,150     (1,767,171)
   GROWTH FUND
 Annuity contracts in
   accumulation                 646,543    (169,818)       1,113,297       (974,205)
   VALUE FUND
 Annuity contracts in
   accumulation                 832,774    (172,424)       2,587,349     (2,447,180)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               3,005,075    (737,829)       9,490,532     (6,636,170)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   EQUITY-INCOME PORTFOLIO
 Annuity contracts in
   accumulation              15,968,399  (2,117,305)      50,075,466    (41,317,562)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              49,684,906  (5,427,174)      17,853,934    (10,289,675)
   HIGH INCOME PORTFOLIO
 Annuity contracts in
   accumulation                 143,538     (28,949)       1,452,668     (1,660,297)
   OVERSEAS PORTFOLIO
 Annuity contracts in
   accumulation               2,247,070    (237,237)      21,321,597    (20,112,513)
 ----------------------------------------------------------------------------------

                                                                                       Net
                                                                                     Increase
                                                                         Net        (Decrease)
                               Net            Net Unrealized          Change in       in Net
                            Realized           Gain (Loss)           Unrealized       Assets
                           Gain (Loss)  --------------------------   Gain (Loss)    Resulting
PERIOD ENDED DECEMBER 31,      on       Beginning of      End            on            from
2000                       Investments      Year        of Year      Investments    Operations
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation               $829,971       $672,037      $769,578       $97,541       $817,065
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                192,117      1,272,468    (4,665,266)   (5,937,734)    (3,572,152)
AETNA LEGACY VP
Annuity contracts in
  accumulation                292,708        (83,476)      718,785       802,261      1,429,646
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation              5,251,674      4,054,787     3,641,073      (413,714)    15,611,813
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                383,451        (72,859)            0        72,859        442,396
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation             16,494,744     13,100,682    (9,322,798)  (22,423,480)    (1,240,689)
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation               (659,018)             0   (12,476,702)  (12,476,702)   (13,258,886)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation              2,663,927      5,773,811       872,156    (4,901,655)     3,001,865
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                257,799        166,754    (5,078,366)   (5,245,120)    (4,521,151)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                389,979      1,220,016    (8,823,291)  (10,043,307)    (8,508,449)
  GROWTH FUND
Annuity contracts in
  accumulation                139,092        497,930    (5,935,047)   (6,432,977)    (5,817,160)
  VALUE FUND
Annuity contracts in
  accumulation                140,169        835,034    (3,374,932)   (4,209,966)    (3,409,447)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation              2,854,362      7,801,335       570,470    (7,230,865)    (2,109,257)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation              8,757,904     29,981,910    18,912,394   (11,069,516)    11,539,482
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              7,564,259    135,925,667    22,218,848  (113,706,819)   (61,884,828)
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation               (207,629)        42,986      (540,697)     (583,683)      (676,723)
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation              1,209,084      5,076,505    (2,501,290)   (7,577,795)    (4,358,878)
-----------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
   ASSET MANAGER PORTFOLIO
 Annuity contracts in
   accumulation               $2,891,552     ($290,058)   $4,448,390    ($3,746,605)
   CONTRAFUND PORTFOLIO
 Annuity contracts in
   accumulation               59,662,762    (5,067,350)   48,543,621    (27,704,159)
   INDEX 500 PORTFOLIO
 Annuity contracts in
   accumulation                1,721,648    (1,321,614)   59,026,752    (35,665,034)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              148,372,545   (14,564,091)  144,369,632    (44,558,621)
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               31,342,522    (3,110,307)   10,544,363     (5,618,590)
   FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
   accumulation                1,926,419      (357,984)   11,057,104    (11,766,103)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               37,319,136    (5,077,467)   29,014,597    (13,885,988)
   WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              105,574,692   (14,110,028)  101,145,319    (40,120,649)
 JANUS TWENTY FUND
 Annuity contracts in
   accumulation                        0            (1)       12,337        (12,826)
 LEXINGTON FUNDS:
   EMERGING MARKETS FUND
 Annuity contracts in
   accumulation                        0      (138,792)   37,930,672    (39,305,108)
   NATURAL RESOURCES TRUST FUND
 Annuity contracts in
   accumulation                   59,448      (174,562)    8,934,916    (10,937,162)
 MFS TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                   42,782       (15,849)      956,479       (936,309)
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND
 Annuity contracts in
   accumulation                2,277,721      (303,133)    6,616,401     (5,645,106)
   STRATEGIC BOND FUND
 Annuity contracts in
   accumulation                  320,219       (53,722)    1,980,953     (2,106,469)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
   accumulation               41,352,585    (3,205,147)   12,180,987     (6,431,146)
 ----------------------------------------------------------------------------------

                                                                                          Net
                                                                           Net         Increase
                               Net             Net Unrealized           Change in     (Decrease)
                             Realized            Gain (Loss)           Unrealized    in Net Assets
                           Gain (Loss)   ---------------------------   Gain (Loss)     Resulting
PERIOD ENDED DECEMBER 31,       on       Beginning of       End            on            from
2000                       Investments       Year         of Year      Investments    Operations
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                $701,785     $3,975,450      ($618,980)  ($4,594,430)    ($1,291,151)
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation              20,839,462    167,567,655     57,161,025  (110,406,630)    (34,971,756)
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation              23,361,718     35,135,496       (491,226)  (35,626,722)    (11,864,970)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              99,811,011    589,941,753   (127,682,633) (717,624,386)   (484,004,921)
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation               4,925,773     53,832,562     10,698,793   (43,133,769)     (9,975,781)
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                (708,999)    (1,682,793)      (805,827)      876,966       1,736,402
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              15,128,609    119,830,478     (6,192,556) (126,023,034)    (78,652,756)
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              61,024,670    537,057,291    162,036,410  (375,020,881)   (222,531,547)
JANUS TWENTY FUND
Annuity contracts in
  accumulation                    (489)             0            (36)          (36)           (526)
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation              (1,374,436)     3,274,926       (436,042)   (3,710,968)     (5,224,196)
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation              (2,002,246)    (2,122,540)     2,402,322     4,524,862       2,407,502
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                  20,170         (1,178)       229,562       230,740         277,843
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                 971,295      1,418,022     (2,527,749)   (3,945,771)       (999,888)
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                (125,516)        (2,586)       (86,964)      (84,378)         56,603
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation               5,749,841     93,135,075     23,536,746   (69,598,329)    (25,701,050)
--------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                              Valuation       Proceeds         Cost of
                                               Period           from         Investments
 PERIOD ENDED DECEMBER 31, 2000    Dividends  Deductions       Sales            Sold
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
   accumulation                 $6,199,858    ($6,237,790)    $55,129,171     ($31,391,585)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 18,992,631     (2,911,500)     27,627,852      (18,166,161)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 24,723,742     (2,881,443)    671,761,812     (687,430,118)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
   accumulation                 21,160,269     (2,799,115)     21,884,981      (14,116,507)
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $1,472,215,106  ($175,240,683) $3,840,647,337  ($3,516,088,718)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                                                                                  Net
                               Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)               Change in       (Decrease)
                           Gain (Loss)    -------------------------------    Unrealized      in Net Assets
                                on          Beginning           End          Gain (Loss)    Resulting from
PERIOD ENDED DECEMBER 31, 2000  Investments    of Year        of Year      on Investments     Operations
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation              $23,737,586     $265,730,062      $62,642,562    ($203,087,500)   ($179,387,846)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                9,461,691       81,650,752       42,588,288      (39,062,464)     (13,519,642)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (15,668,306)      60,499,972         (186,763)     (60,686,735)     (54,512,742)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                7,768,474       76,614,253       46,977,151      (29,637,102)      (3,507,474)
TOTAL VARIABLE ANNUITY
  ACCOUNT C                $324,558,619   $2,223,496,072  ($1,381,531,716) ($3,605,027,788) ($1,983,494,746)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                         $36,550      $2,023,951       ($3,440,951)      ($3,443,191)          $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     112,901,501      19,727,105      (147,081,096)     (103,452,150)          958,810,376
Annuity contracts in payment
  period                                                                                                      34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      13,216,666      (2,959,272)       13,343,145       (39,454,311)          312,007,882
Annuity contracts in payment
  period                                                                                                       5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         441,285          97,305        (1,013,800)       (4,468,657)           67,400,270
Annuity contracts in payment
  period                                                                                                          73,220
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      30,449,060       3,720,138       (49,493,522)      (18,887,555)          170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      14,440,368       3,089,297       (38,474,173)     (119,418,211)          471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       3,827,276       1,026,846       (13,265,067)      (17,735,793)          157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         379,657          71,399        (2,340,015)       (5,775,781)           45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         196,795         162,638          (269,484)       27,303,119             1,782,585
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                           1,454           2,133           (32,894)        1,393,627                     0
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                             615             (45)          (16,577)          472,733                     0
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                            (979)            197            (8,299)        2,871,835                     0
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                              (1)              0                16            15,972                     0
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     536,765,360     (28,305,954)   (1,173,968,207)     (721,658,072)        5,753,192,035
Annuity contracts in payment
  period                                                                                                     373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       1,093,671       3,731,651       (32,927,743)       53,759,126           145,431,206
Annuity contracts in payment
  period                                                                                                          71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (12,839)       (193,642)          112,582        (2,083,594)            2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                          (6,435)        (14,618)           64,241        (1,042,892)              999,704

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                        $77,057,293
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                        842,266,266
Annuity contracts in payment
  period                               33,169,278
AETNA BOND VP
Annuity contracts in
  accumulation                        296,126,266
Annuity contracts in payment
  period                                5,792,395
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         62,461,577
Annuity contracts in payment
  period                                   68,046
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                        136,195,306
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                        331,078,585
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                        131,674,642
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         38,003,615
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         29,175,653
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                          1,364,320
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                            456,726
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                          2,862,754
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                             15,987
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                      4,428,082,443
Annuity contracts in payment
  period                              311,465,868
AETNA GROWTH VP
Annuity contracts in
  accumulation                        171,026,842
Annuity contracts in payment
  period                                  132,657
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                                  0
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                                  0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     $53,741,102     $21,047,809     ($129,501,789)      $68,658,775          $473,757,587
Annuity contracts in payment
  period                                                                                                       1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         (27,987)      1,154,995         1,177,084        43,880,546             9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        (110,447)        829,971            97,541         3,748,048             8,277,508
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       2,173,465         192,117        (5,937,734)        8,806,604             7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                         334,677         292,708           802,261        (5,203,105)           42,650,270
Annuity contracts in payment
  period                                                                                                         247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                      10,773,853       5,251,674          (413,714)      (18,346,548)          325,367,721
Annuity contracts in payment
  period                                                                                                          80,784
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         (13,914)        383,451            72,859        (2,426,021)            1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       4,688,047      16,494,744       (22,423,480)       43,023,013            62,919,038
Annuity contracts in payment
  period                                                                                                          11,036
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                        (123,166)       (659,018)      (12,476,702)       38,113,990                     0
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       5,239,593       2,663,927        (4,901,655)       25,424,473            34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         466,170         257,799        (5,245,120)       24,665,165             1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                       1,144,879         389,979       (10,043,307)       47,737,578             9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                         476,725         139,092        (6,432,977)       20,557,669             4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                         660,349         140,169        (4,209,966)       13,358,563             8,538,069
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       2,267,247       2,854,362        (7,230,865)       (2,720,584)           68,092,305
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      13,851,094       8,757,904       (11,069,516)      (29,578,468)          213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      44,257,732       7,564,259      (113,706,819)       70,421,374           440,335,255

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       $487,054,341
Annuity contracts in payment
  period                                1,883,772
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         55,395,398
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                         12,842,621
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         12,949,161
AETNA LEGACY VP
Annuity contracts in
  accumulation                         38,925,638
Annuity contracts in payment
  period                                  198,397
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                        322,624,048
Annuity contracts in payment
  period                                   89,722
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                                  0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        104,675,715
Annuity contracts in payment
  period                                   36,683
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         24,855,104
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                         63,066,047
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         21,974,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                         48,981,132
  GROWTH FUND
Annuity contracts in
  accumulation                         19,441,222
  VALUE FUND
Annuity contracts in
  accumulation                         18,487,184
CALVERT SOCIAL BALANCED PORTFOL
Annuity contracts in
  accumulation                         63,262,465
FIDELITY INVESTMENTS VARIABLE I
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                        195,902,776
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        448,871,801

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                        $114,589       ($207,629)        ($583,683)       $1,252,502            $1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       2,009,833       1,209,084        (7,577,795)          516,832            22,033,565
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       2,601,494         701,785        (4,594,430)       (2,709,341)           27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                      54,595,412      20,839,462      (110,406,630)      (19,480,139)          475,353,405
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                         400,034      23,361,718       (35,626,722)       (6,058,333)          122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     133,808,454      99,811,011      (717,624,386)      340,768,328         1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      28,232,215       4,925,773       (43,133,769)       70,619,050           235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       1,568,435        (708,999)          876,966         2,253,321            32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      32,241,669      15,128,609      (126,023,034)      127,925,797           362,723,120
Annuity contracts in payment
  period                                                                                                         689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      91,464,664      61,024,670      (375,020,881)      169,190,829         1,136,307,574
Annuity contracts in payment
  period                                                                                                         752,858
JANUS TWENTY FUND
Annuity contracts in payment
  period                                    (1)           (489)              (36)            1,071                     0
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        (138,792)     (1,374,436)       (3,710,968)            5,130            11,586,115
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (115,114)     (2,002,246)        4,524,862        (2,219,822)           16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          26,933          20,170           230,740         3,897,679               684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                       1,974,588         971,295        (3,945,771)       45,386,552             5,871,877
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                         266,497        (125,516)          (84,378)        2,461,306             3,464,259
Annuity contracts in payment
  period                                                                                                          27,517

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                         $2,449,768
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                         18,191,519
FIDELITY INVESTMENTS VARIABLE I
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                         23,730,253
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                        420,901,510
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                        104,649,875
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        950,193,244
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        296,053,943
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                         36,898,000
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        411,767,617
Annuity contracts in payment
  period                                  917,937
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      1,082,624,571
Annuity contracts in payment
  period                                1,095,143
JANUS TWENTY FUND
Annuity contracts in payment
  period                                      545
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                          6,367,049
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                         16,696,149
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          4,859,718
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                         50,258,541
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                          5,987,840
Annuity contracts in payment
  period                                   21,845

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                     $38,147,438      $5,749,841      ($69,598,329)      $90,392,695          $226,770,707
Annuity contracts in payment
  period                                                                                                          36,974
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                         (37,932)     23,737,586      (203,087,500)        6,822,966           597,714,231
Annuity contracts in payment
  period                                                                                                          38,500
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      16,081,131       9,461,691       (39,062,464)       (7,714,809)          255,763,877
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      21,842,299     (15,668,306)      (60,686,735)      (17,427,634)          291,483,624
Annuity contracts in payment
  period                                                                                                               0
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                      18,361,154       7,768,474       (29,637,102)        5,277,763           243,032,240
Annuity contracts in payment
  period                                                                                                          62,930
TOTAL VARIABLE ANNUITY ACCOUNT
  C                              $1,296,974,423   $324,558,619   ($3,605,027,788)     $209,679,020       $15,463,100,152

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES
Annuity contracts in
  accumulation                       $291,099,078
Annuity contracts in payment
  period                                  400,248
  PPI MFS EMERGING EQUITIES POR
Annuity contracts in
  accumulation                        425,020,833
Annuity contracts in payment
  period                                  167,018
  PPI MFS RESEARCH GROWTH PORTF
Annuity contracts in
  accumulation                        234,529,426
  PPI SCUDDER INTERNATIONAL GRO
Annuity contracts in
  accumulation                        219,533,810
Annuity contracts in payment
  period                                    9,438
  PPI T. ROWE PRICE GROWTH EQUI
Annuity contracts in
  accumulation                        244,707,197
Annuity contracts in payment
  period                                  158,262
TOTAL VARIABLE ANNUITY ACCOUNT
  C                               $13,689,284,426

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments

AETNA ASCENT VP
Annuity contracts in
  accumulation                    $4,484,625      $3,126,744      $2,132,558
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   118,239,538      37,431,264     (42,591,986)
Annuity contracts in payment
  period
AETNA BOND VP
Annuity contracts in
  accumulation                    16,461,643       1,046,894     (24,239,538)
Annuity contracts in payment
  period
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                     3,308,843       1,917,397         531,876
Annuity contracts in payment
  period
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                    19,358,523     (12,039,286)     (6,591,127)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    47,270,301      19,146,788     (33,331,150)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                     3,201,347       1,995,462      25,614,792
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       184,959          90,964      10,381,800
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                        56,051           5,862       1,305,419
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                          (453)              0           2,236
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                 1,020,531,624     147,882,214    (270,740,512)
Annuity contracts in payment
  period
AETNA GROWTH VP
Annuity contracts in
  accumulation                     5,660,733       3,300,255      24,309,959
Annuity contracts in payment
  period
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                       216,022         (90,872)         (8,453)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                        48,545         (79,227)         (3,880)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    15,724,982       6,079,736      55,890,076
Annuity contracts in payment
  period
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       962,713         414,344        (273,056)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (57,013)        502,554         276,131

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                     ($13,863,249)        $86,000,256      $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     (131,531,827)        982,574,403      958,810,376
Annuity contracts in payment
  period                                                 29,218,792       34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      (59,574,107)        377,693,504      312,007,882
Annuity contracts in payment
  period                                                  6,384,037        5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      (12,384,759)         74,028,644       67,400,270
Annuity contracts in payment
  period                                                     71,489           73,220
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                      (60,309,287)         59,581,177                0
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      (60,859,707)        198,180,953      170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      169,649,573         270,980,130      471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                      147,163,657                   0      157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                       44,301,023                   0       45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                        1,780,802                   0        1,782,585
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     (946,107,352)      5,846,282,205    5,753,192,035
Annuity contracts in payment
  period                                                328,867,005      373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       47,381,121          64,734,239      145,431,206
Annuity contracts in payment
  period                                                    116,487           71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                          816,418           1,244,378        2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                         (391,345)          1,425,611          999,704
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                      158,281,330         238,578,749      473,757,587
Annuity contracts in payment
  period                                                    437,343        1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                        3,990,282           4,116,477        9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        2,602,681           4,953,155        8,277,508

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      $506,421        $274,738      $1,218,868
AETNA LEGACY VP
Annuity contracts in
  accumulation                     1,926,317         581,133          36,729
Annuity contracts in payment
  period
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     8,294,242       3,567,509      (1,354,469)
Annuity contracts in payment
  period
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                        75,050        (233,415)         37,873
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       217,851         496,621      13,504,421
Annuity contracts in payment
  period
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                     1,269,847       1,776,481       2,281,833
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        31,993         133,328         166,754
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        50,560          15,298       1,220,016
  GROWTH FUND
Annuity contracts in
  accumulation                       144,013          14,730         497,930
  VALUE FUND
Annuity contracts in
  accumulation                       107,787          44,964         835,034
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     5,750,754       2,809,577      (1,784,527)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     7,630,657      10,615,100      (7,600,032)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    23,503,440       6,451,416      75,728,469
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       124,194         (41,988)         34,123
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       391,037         978,239       4,823,117
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                     1,657,402         869,135           1,190
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     9,818,964      15,275,881      61,433,098

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       $3,698,655          $2,016,027       $7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (12,977,974)         53,070,226       42,650,270
Annuity contracts in payment
  period                                                    261,063          247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       56,001,252         258,856,854      325,367,721
Annuity contracts in payment
  period                                                     83,117           80,784
AETNA REAL ESTATE SECURITIES
Annuity contracts in
  accumulation                          543,051           1,561,066        1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                          734,295          47,966,985       62,919,038
Annuity contracts in payment
  period                                                      9,901           11,036
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                          526,409          28,785,139       34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        1,498,214                   0        1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        8,466,129                   0        9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                        4,044,040                   0        4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                        7,550,284                   0        8,538,069
CALVERT SOCIAL BALANCED PORTF
Annuity contracts in
  accumulation                       (2,584,906)         63,901,407       68,092,305
FIDELITY INVESTMENTS VARIABLE
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      (22,905,250)        226,201,287      213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      104,243,427         230,408,503      440,335,255
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                          146,104           1,611,556        1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                        1,026,570          14,814,602       22,033,565
FIDELITY INVESTMENTS VARIABLE
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       (1,496,641)         26,699,659       27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                       28,744,136         360,081,326      475,353,405

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $221,114     $10,243,611      $8,479,708
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    13,303,149      18,380,825     490,048,109
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,407,967       2,695,537      33,691,755
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,905,340         102,768      (1,858,291)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (878,661)      4,203,879      85,432,344
Annuity contracts in payment
  period
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (7,230,405)     28,651,722     399,415,491
Annuity contracts in payment
  period
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                       (38,024)        920,198       4,929,162
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (100,558)     (1,949,728)      4,103,785
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        21,607           9,440         (22,187)
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (1)
Annuity contracts in
  accumulation                        32,268         233,178       1,327,431
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                       124,247         (40,619)        (26,322)
Annuity contracts in payment
  period
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (459,744)     19,466,353     177,745,248
Annuity contracts in payment
  period
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (2,267,821)     10,075,588      40,977,917
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     2,847,222       6,015,052      62,469,848
Annuity contracts in payment
  period
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     6,448,822      59,250,743      42,048,531

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $10,276,427         $93,352,318     $122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      279,468,672         292,229,082    1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      101,738,423          94,876,992      235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                          257,212          32,501,248       32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      141,722,099         132,697,360      362,723,120
Annuity contracts in payment
  period                                                    235,492          689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      100,021,912         615,835,740    1,136,307,574
Annuity contracts in payment
  period                                                    365,972          752,858
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        1,680,324           4,094,455       11,586,115
  NATURAL RESOURCES TRUST FUN
Annuity contracts in
  accumulation                       (5,286,357)         19,741,327       16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          289,569             385,767          684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (
Annuity contracts in
  accumulation                        3,302,879             976,121        5,871,877
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                        1,177,371           2,253,578        3,464,259
Annuity contracts in payment
  period                                                      3,521           27,517
PORTFOLIO PARTNERS, INC. (PPI
  PPI MFS EMERGING EQUITIES P
Annuity contracts in
  accumulation                      (33,182,887)        434,156,330      597,714,231
Annuity contracts in payment
  period                                                     27,431           38,500
  PPI MFS RESEARCH GROWTH POR
Annuity contracts in
  accumulation                      (35,109,323)        242,087,516      255,763,877
  PPI MFS VALUE EQUITY PORTFO
Annuity contracts in
  accumulation                        4,623,083         150,852,476      226,770,707
Annuity contracts in payment
  period                                                          0           36,974
  PPI SCUDDER INTERNATIONAL G
Annuity contracts in
  accumulation                      (18,230,281)        201,965,809      291,483,624

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                    $2,793,773      $9,179,295     $31,045,275
Annuity contracts in payment
  period
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $1,336,283,808   $421,797,682   $1,273,553,376

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  PPI T. ROWE PRICE GROWTH EQ
Annuity contracts in
  accumulation                     ($15,852,163)       $215,872,943     $243,032,240
Annuity contracts in payment
  period                                                     56,047           62,930
TOTAL VARIABLE ANNUITY
  ACCOUNT C                          $5,100,009     $12,426,365,277  $15,463,100,152

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year ended December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
Hartford, Connecticut
February 2, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

FORM NO. SAI.81216-01                                         ALIAC ED. MAY 2001

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
------------------------------------------
    (a) Financial Statements:
        (1)   Included in Part A:
              Condensed Financial Information
        (2)   Included in Part B:
              Financial Statements of Variable Annuity Account C:
              -    Statement of Assets and Liabilities as of December 31,
                   2000
              -    Statement of Operations for the year ended December 31,
                   2000
              - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
              -    Condensed Financial Information for the year ended
                   December 31, 2000
              -    Notes to Financial Statements
              -    Independent Auditors' Report
              Financial Statements of Aetna Life Insurance and Annuity Company:
              -    Independent Auditors' Report
              - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
              -    Consolidated Balance Sheets as of December 31, 2000 and 1999
              - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven
                   Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
              - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
              -    Notes to Consolidated Financial Statements

   (b) Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
       (2)    Not applicable
       (3.1)  Broker-Dealer Agreement(2)
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
       (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc.
              (AISI) and Letter of Assignment to AISI(4)
       (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
       (4.1)  Variable Annuity Contract (G-401-IB(X/M))(5)
       (4.2)  Variable Annuity Contract (G-CDA-IB(XC/SM))(5)
       (4.3) Endorsement (EGET-IC(R)) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)(3)

       (4.4) Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M)(6)
       (4.5) Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)
       (4.6) Endorsement (ESU403-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)
       (5)    Variable Annuity Contract Application (300-MOP-IB)(7)
       (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)
       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)
       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(10)
       (7)    Not applicable
       (8.1) Fund Participation Agreement by and among Aetna Life Insurance and
             Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
             on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
       (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(11)
       (8.3) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 9, 1998(12)
       (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31, 1999(13)
       (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.

              on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(13)
       (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000
       (8.7) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
       (8.8) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(12)
       (8.9) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 4, 1998(13)
       (8.10) Third Amendment dated May 1, 2000 to Service Agreement between
              Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(14)
       (8.11) Fund Participation Agreement among Calvert Responsibly Invested
              Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(15)

       (8.12) Service Agreement between Calvert Asset Management Company, Inc.
              and Aetna Life Insurance and Annuity Company dated December 1, 1997(15)
       (8.13) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(9)
       (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
              1996(16)
       (8.15) Sixth Amendment dated November 6, 1997 to the Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996 and May 1, 1997(17)
       (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and November 6, 1997(2)
       (8.17) Eighth Amendment dated December 1, 1999 to Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996, May 1, 1997, November 6, 1997 and May 1, 1998(12)
       (8.18) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1,1996(9)
       (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
              1996(16)
       (8.20) Sixth Amendment dated as of January 20, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996 and May 1, 1997 (18)
       (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,

              1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
              1998(2)
       (8.22) Eighth Amendment dated December 1, 1999 to Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996, May 1, 1997, January 20, 1998 and May 1, 1998 (13)
       (8.23) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995 (19)
       (8.24) Amendment dated January 1, 1997 to Service Agreement between Aetna
              Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995 (16)
       (8.25) Service Contract between Fidelity Distributors Corporation and
              Aetna Life Insurance and Annuity Company dated May 2, 1997 (12) (8.26) Fund Participation Agreement among Janus Aspen Series and Aetna
              Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 (20)
       (8.27) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company dated December 8, 1997 (11)
       (8.28) Second Amendment dated December 1, 1999 to Fund Participation
              Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998 (21)
       (8.29) Amendment dated as of August 1, 2000 to Fund Participation
              Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999 (22)
       (8.30) Service Agreement between Janus Capital Corporation and Aetna Life
              Insurance and Annuity Company dated December 8, 1997 (20)
       (8.31) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997 (22)
       (8.32) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company (22)
       (8.33) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991 (3)
       (8.34) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation dated April 28, 1994 (23)

       (8.35) Fund Participation Agreement among MFS Variable Insurance Trust,
              Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 (2)
       (8.36) Fourth Amendment dated May 1, 1998 to the Fund Participation
              Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 (24)
       (8.37) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 (25)
       (8.38) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Service Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 (26)
       (8.39) Sixth Amendment dated November 17, 2000 between Aetna Life
              Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 (4)
       (8.40) Fund Participation Agreement dated March 11, 1997 between Aetna
              Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. (27)
       (8.41) First Amendment dated December 1, 1999 to Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997 (12)
       (8.42) Service Agreement effective as of March 11, 1997 between
              Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company (27)
       (9)    Opinion and Consent of Counsel
       (10)   Consent of Independent Auditors
       (11)   Not applicable
       (12)   Not applicable
       (13)   Schedule for Computation of Performance Data (28)
       (14.1) Powers of Attorney
       (14.2) Authorization for Signatures (3)

 1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
 2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

 3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
 4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
 5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 17, 1996.
 6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 12, 1997.
 7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
 8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
 9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
 10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
 11. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
 12. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
 13. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
 14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.
 15. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
 16. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
 17. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
 18. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
 19. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
 20. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
 21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
 22. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 14, 2000.

 23. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
 24. Incorporated by reference to Pre-Effective Amendment No. 1 to
     Registration Statement on Form N-4 (File No. 333-56297), as filed on
     August 4, 1998.
 25. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
 26. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
 27. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
 28. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 15, 1998.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR*

Name and Principal
Business Address                                    Positions and Offices With Depositor
----------------                                    ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

Deborah Koltenuk**                                  Vice President and Corporate Controller

Paula Cludray-Engelke****                           Secretary

Brian Murphy**                                      Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

** The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The principal business address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant.



last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
"The Seven Provinces"         Ltd.       98.00   United Kingdom        Assurantiemaatschappij    98.00
Insurance Underwriters Ltd.                                            "De Zeven Provincien"
                                                                       N.V.
"Transatlantica"              N.V.      100.00   Netherlands           Assurantiemaatschappij   100.00
Herverzekering                                                         "De Zeven Provincien"
Maatschappij N.V.                                                      N.V.
1.BHF Prag-Immobilien         GmbH       97.09   Czech Republic        BHF Immobilien-GmbH       97.09
s.r.o.
1084703 Ontario Inc.          Inc.      100.00   Canada                Equisure Financial       100.00
                                                                       Management Limited
1118632 Ontario Inc.          Inc.      100.00   Canada                G. R. Hutchison          100.00
                                                                       Insurance Brokers Ltd.
1158157 Ontario Ltd.          Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
1300 Connecticut Avenue       Inc.      100.00   United States of      ING Real Estate          100.00
Joint Venture                                    America               International
                                                                       Development B.V.
1418583 Ontario Ltd.          Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
1440915 Ontario Inc           Inc.       49.00   Canada                ING Canada, Inc.          49.00
3214141 Canada Inc.           Inc.      100.00   Canada                Wellington Insurance     100.00
                                                                       Company
3662578 Canada Inc.(7)        Inc.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
52 Philip Street Pty          Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Limited                                                                Life Insurance Co. Ltd.
828799 Alberta Ltd.           Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
828803 Alberta Ltd.           Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
828809 Alberta Ltd.           Ltd.      100.00   Canada                Equisure Insurance       100.00
                                                                       Services Ltd.
829031 Alberta Ltd.           Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
829037 Alberta Ltd.           Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
A. Prins B.V.                 B.V.       70.03   Netherlands           Belhaska XI B.V.           0.10   Belhaska XI B.V.     69.93
A. Prins Makelaardij o/g      B.V.      100.00   Netherlands           A. Prins B.V.            100.00
B.V.
A. van der Molen Herenmode    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
A. van der Pol                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij
Amsterdam B.V.
A. Van Venrooy Beleggingen    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
A.B.V. Staete B.V.            B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
                                                                       Interfinance B.V.
A.C.M. Nienhuis               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Houdstermaatschappij B.V.
A.H.M. Habets Beheer B.V.     B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Abbotstone Investment         Ltd.      100.00   United Kingdom        Baring (U.S.) Holdings   100.00
Company Limited                                                        Limited
Abecor SA                     S.A.       14.08   Belgium               Bank Brussel Lambert      14.08
                                                                       N.V.
Aberlady B.V.                 B.V.      100.00   Netherlands           Embee Holding B.V.       100.00
Abiform Pty Limited           Ltd.      100.00   Australia             The Mercantile Mutual    100.00
                                                                       Life Insurance Co. Ltd.
ABO Bijlsma Assurantien       B.V.      100.00   Netherlands           Belhaska XI B.V.          10.00   Oostermij B.V.       90.00
B.V.
Abrocoma B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
ABZ Holding B.V.              B.V.        6.17   Netherlands           Nationale-Nederlanden      6.17
                                                                       Nederland B.V.
Aceros B.V.                   B.V.       98.28   Netherlands           ING Prena B.V.            98.28
Aconto B.V.                   B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
ACT Administratie Service     B.V.      100.00   Netherlands           B.V. Administratie       100.00
B.V.                                                                   Centrum voor
                                                                       Tussenpersonen ACT
ACT Computer Services B.V.    B.V.      100.00   Netherlands           B.V. Administratie       100.00
                                                                       Centrum voor
                                                                       Tussenpersonen ACT
ACT Personeel Service B.V.    B.V.      100.00   Netherlands           B.V. Administratie       100.00
                                                                       Centrum voor
                                                                       Tussenpersonen ACT
Acti Location SA              S.A.       99.99   France                Loca-BBL S.A.             99.99
Acti-Bail Lyon SA             S.A.      100.00   France                Loca-BBL S.A.            100.00
Acti-Bail SA                  S.A.      100.00   France                Loca-BBL S.A.            100.00
Acti-Equipement               S.A.      100.00   France                Loca-BBL S.A.            100.00
(ex-Rivaud-Bail) SA

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
"The Seven Provinces"
Insurance Underwriters Ltd.

"Transatlantica"
Herverzekering
Maatschappij N.V.
1.BHF Prag-Immobilien
s.r.o.
1084703 Ontario Inc.

1118632 Ontario Inc.

1158157 Ontario Ltd.

1300 Connecticut Avenue
Joint Venture

1418583 Ontario Ltd.

1440915 Ontario Inc
3214141 Canada Inc.

3662578 Canada Inc.(7)

52 Philip Street Pty
Limited
828799 Alberta Ltd.

828803 Alberta Ltd.

828809 Alberta Ltd.

829031 Alberta Ltd.

829037 Alberta Ltd.

A. Prins B.V.
A. Prins Makelaardij o/g
B.V.
A. van der Molen Herenmode
B.V.
A. van der Pol
Beleggingsmaatschappij
Amsterdam B.V.
A. Van Venrooy Beleggingen
B.V.
A.B.V. Staete B.V.

A.C.M. Nienhuis
Houdstermaatschappij B.V.
A.H.M. Habets Beheer B.V.
Abbotstone Investment
Company Limited
Abecor SA

Aberlady B.V.
Abiform Pty Limited

ABO Bijlsma Assurantien
B.V.
Abrocoma B.V.
ABZ Holding B.V.

Aceros B.V.
Aconto B.V.

ACT Administratie Service
B.V.

ACT Computer Services B.V.


ACT Personeel Service B.V.


Acti Location SA
Acti-Bail Lyon SA
Acti-Bail SA
Acti-Equipement
(ex-Rivaud-Bail) SA

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Administradora de Fondos      S.A.      100.00   Chile                 Aetna S.A.               100.00
de Inversiones S.A.
Administradora de Fondos      S.A.       96.60   Chile                 Aetna S.A.                96.60
de Pensiones Santa Maria
S.A.
Administratie &               B.V.      100.00   Netherlands           CenE Bankiers N.V.       100.00
Trustkantoor
Beleggingsfonds
Protestants Nederland B.V.
Administratiekantoor de       B.V.      100.00   Netherlands           InterAdvies N.V.         100.00
Leuve B.V.
Advisor Asset Management      Ltd.      100.00   Australia             Advisor Investment       100.00
Limited                                                                Services Limited
Advisor Investment            Ltd.      100.00   Australia             Austplanners Holdings    100.00
Services Limited                                                       Pty Limited
Advisor Research Pty          Ltd.      100.00   Australia             Advisor Investment       100.00
Limited                                                                Services Limited
Advisory Company Luxembourg   S.A.       99.97   Luxemburg             Middenbank Curacao N.V.   99.97
AE Five Inc.                  Inc.      100.00   United States of      Aetna International,     100.00
                                                 America               Inc.
Aeltus Capital, Inc.          Inc.      100.00   United States of      Aeltus Investment        100.00
                                                 America               Management, Inc.
Aeltus Investment             Ltd.      100.00   Hong Kong             Aeltus Investment        100.00
Management (Bermuda)                                                   Management, Inc.
Holdings Limited
Aeltus Investment             Inc.      100.00   United States of      Aetna Investment         100.00
Management, Inc.                                 America               Adviser Holding
                                                                       Company, Inc.
Aeltus Trust Company                    100.00   United States of      Aeltus Investment        100.00
                                                 America               Management, Inc.
Aetna (HK) Services Limited   Ltd.      100.00   Hong Kong             Aetna International,     100.00
                                                                       Inc.
Aetna (Netherlands)           B.V.      100.00   Netherlands           Aetna Life & Casually    100.00
Holdings B.V.                                                          International Finance
                                                                       N.V.
Aetna Argentina S.A.          S.A.      100.00   Argentina             Aetna International,     100.00
                                                                       Inc.
Aetna Capital Holdings,       Inc.      100.00   United States of      Aetna International,     100.00
Inc.                                             America               Inc.
Aetna Chile Seguros de        S.A.      100.00   Chile                 Aetna S.A.               100.00
Vida S.A.
Aetna Chile Seguros           S.A.       99.05   Chile                 Aetna S.A.                99.05
Generales S.A.
Aetna Confirmation Service              100.00   Japan                 The Aetna Heiwa Life     100.00
Co.                                                                    Insurance Company
                                                                       Limited
Aetna Credito Hipotecario     S.A.      100.00   Chile                 Aetna S.A.               100.00
S.A.
Aetna Financial Limited       Ltd.      100.00   Hong Kong             Aetna Life Insurance     100.00
                                                                       Company (Bermuda)
                                                                       Limited
Aetna Financial Services,     Inc.      100.00   United States of      Aetna Retail Holding     100.00
Inc                                              America               Company, Inc.
Aetna Heart Company Limited   Ltd.       99.40   Taiwan                Aetna Heart Investment    99.40
                                                                       Holdings Limited
Aetna Heart Investment        Ltd.       80.00   Taiwan                Aetna Life Insurance      80.00
Holdings Limited                                                       Company of America
Aetna Heart Publishing Co.    Ltd.       99.40   Taiwan                Aetna Heart Investment    99.40
Ltd.                                                                   Holdings Limited
Aetna Information             Ltd.      100.00   China                 Aetna International,     100.00
Technology (Guangzhou)                                                 Inc.
Limited
Aetna Insurance Company of              100.00   United States of      Aetna Life Insurance     100.00
America )                                        America               and Annuity Company
Aetna International 1, LLC    LLC       100.00   United States of      Aetna International,     100.00
                                                 America               Inc.
Aetna International 2, LLC    LLC       100.00   United States of      Aetna International,     100.00
                                                 America               Inc.
Aetna International 3, LLC    LLC       100.00   United States of      Aetna International,     100.00
                                                 America               Inc.
Aetna International 4, LLC    LLC       100.00   United States of      Aetna International,     100.00
                                                 America               Inc.
Aetna International Fund      Inc.      100.00   United States of      Aetna International,     100.00
Management, Inc.                                 America               Inc.
Aetna International           Ltd.      100.00   Hong Kong             Aetna International,     100.00
Holdings I Limited                                                     Inc.
Aetna International           Ltd.      100.00   Hong Kong             Aetna International,     100.00
Holdings II Limited                                                    Inc.
Aetna International Peru      S.A.      100.00   Peru                  Aetna S.A.               100.00
S.A.
Aetna International, Inc.     Inc.      100.00   United States of      Lion Connecticut         100.00
                                                 America               Holdings, Inc.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Administradora de Fondos
de Inversiones S.A.
Administradora de Fondos
de Pensiones Santa Maria
S.A.
Administratie &
Trustkantoor
Beleggingsfonds
Protestants Nederland B.V.
Administratiekantoor de
Leuve B.V.
Advisor Asset Management
Limited
Advisor Investment
Services Limited
Advisor Research Pty
Limited
Advisory Company Luxembourg
AE Five Inc.

Aeltus Capital, Inc.

Aeltus Investment
Management (Bermuda)
Holdings Limited
Aeltus Investment
Management, Inc.

Aeltus Trust Company

Aetna (HK) Services Limited

Aetna (Netherlands)
Holdings B.V.

Aetna Argentina S.A.

Aetna Capital Holdings,
Inc.
Aetna Chile Seguros de
Vida S.A.
Aetna Chile Seguros
Generales S.A.
Aetna Confirmation Service
Co.

Aetna Credito Hipotecario
S.A.
Aetna Financial Limited


Aetna Financial Services,
Inc
Aetna Heart Company Limited

Aetna Heart Investment
Holdings Limited
Aetna Heart Publishing Co.
Ltd.
Aetna Information
Technology (Guangzhou)
Limited
Aetna Insurance Company of
America (Florida)
Aetna International 1, LLC

Aetna International 2, LLC

Aetna International 3, LLC

Aetna International 4, LLC

Aetna International Fund
Management, Inc.
Aetna International
Holdings I Limited
Aetna International
Holdings II Limited
Aetna International Peru
S.A.
Aetna International, Inc.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Aetna Investment Adviser      Inc.      100.00   United States of      Aetna Life Insurance     100.00
Holding Company, Inc.                            America               and Annuity Company
Aetna Investment              Ltd.      100.00   Hong Kong             Aetna (HK) Services      100.00
Management (F.E.) Limited                                              Limited
Aetna Investment              Ltd.       80.00   Taiwan                Aetna International,      80.00
Management (Taiwan) Limited                                            Inc.
Aetna Investment Services,    LLC       100.00   United States of      Aetna Life Insurance     100.00
LLC                                              America               and Annuity Company
Aetna Leasing Co.                        45.00   Japan                 The Aetna Heiwa Life      10.00   Aetna Premium        35.00
                                                                       Insurance Company                 Collection Co.
                                                                       Limited
Aetna Life & Casually         N.V.      100.00   Netherlands Antilles  Aetna International,     100.00
International Finance N.V.                                             Inc.
Aetna Life Insurance          Inc.      100.00   Philippines           Aetna Philippine         100.00
(Philippines), Inc.                                                    Ventures, Inc.
Aetna Life Insurance                     50.00   Taiwan                Aetna Heart Investment    50.00
Agency Co.                                                             Holdings Limited
Aetna Life Insurance and      Inc.      100.00   United States of      Aetna Retirement         100.00
Annuity Company                                  America               Holdings, Inc.
Aetna Life Insurance          Ltd.      100.00   Hong Kong             Aetna International,      61.00   Strategic            39.00
Company (Bermuda) Limited                                              Inc.                              Investors Asia
                                                                                                         Limted
Aetna Life Insurance                    100.00   United States of      Aetna International,     100.00   Aetna Life               -
Company of America                               America               Inc.                              Insurance Company
                                                                                                         of America
                                                                                                         Holdings, Inc.
                                                                                                         (ALICA Holdings,
                                                                                                         Inc.)
Aetna Life Insurance          Inc.      100.00   United States of      Aetna International,      80.00   ING Insurance        20.00
Company of America                               America               Inc.                              International B.V.
Holdings, Inc. (ALICA
Holdings, Inc.)
Aetna MPF Limited             Ltd.      100.00                         Aetna International,     100.00
                                                                       Inc.
Aetna Pensiones Peru S.A.     S.A.      100.00   Peru                  Santa Maria               66.00   Aetna S.A.           34.00
                                                                       Internacional S.A.
Aetna Philippine Ventures,    Inc.      100.00   Philippines           Aetna International,     100.00
Inc.                                                                   Inc.
Aetna Premium Collection                100.00   Japan                 Aetna International,      90.00   The Heiwa Aetna      10.00
Co.                                                                    Inc.                              Life Insurance
                                                                                                         Company Limited
Aetna Retail Holding          Inc.      100.00   United States of      Aetna Retirement         100.00
Company, Inc.                                    America               Holdings, Inc.
Aetna Retirement Holdings,    Inc.      100.00   United States of      Aetna Retirement         100.00
Inc.                                             America               Services, Inc.
Aetna Retirement Services,    Inc.      100.00   United States of      Lion Connecticut         100.00
Inc.                                             America               Holdings, Inc.
Aetna S.A.                    S.A.      100.00   Chile                 Aetna International,     100.00
                                                                       Inc.
Aetna Salud S.A.              S.A.      100.00   Argentina             Aetna Argentina S.A.     100.00
(Argentina)
Aetna Salud S.A. (Chile)      S.A.      100.00   Chile                 Aetna S.A.               100.00
Aetna Securities              Ltd.       80.00   Taiwan                Aetna International,      80.00
Investment Management                                                  Inc.
(Taiwan) Limited
Aetna Services Holding        Inc.      100.00   United States of      Aetna Retirement         100.00
Company, Inc.                                    America               Holdings, Inc.
Aetna South Life Insurance    Ltd.       99.40   Taiwan                Aetna Heart Investment    99.40
Agency Co. Ltd.                                                        Holdings Limited
Aetna Synopac Credit Card     Ltd.       49.99   Taiwan                Aetna Heart Investment    49.99
Company Limited                                                        Holdings Limited
Aetna Trust Limited           Ltd.      100.00   Hong Kong             Aetna International,      20.00   All 1, LLC           20.00
                                                                       Inc.
Aetna Universal Insurance     Berhad    100.00   Malaysia              Daya Aetna (Malaysia)    100.00
Berhad                                                                 Sdn. Berhad
Aetna Vida S.A.               S.A.      100.00   Argentina             Aetna Argentina S.A.     100.00
Afamco B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Afore Bital SA de CV          S.A.      100.00   Mexico                ING America Insurance    100.00
                                                                       Holdings, Inc.
AFP Financial Holdings, Inc   Inc.      100.00   Canada                ING Canada, Inc.         100.00
AFP Insurance Services        Inc.       20.00   Canada                AFP Financial             20.00
(Quebec) Inc.                                                          Holdings, Inc.
AFP Insurance Services Ltd    Ltd.      100.00   Canada                AFP Financial             50.00   ING Canada Inc.      50.00
                                                                       Holdings, Inc.
AFP Integra Peru              S.A.       60.20   Peru                  ING Insurance             20.00   Aetna                10.70
                                                                       International B.V.                International, Inc
AFP Securities Inc.           Inc.      100.00   Canada                AFP Financial            100.00
                                                                       Holdings, Inc.
AFP Wealth Management, Inc.   Inc.      100.00   Canada                AFP Financial            100.00
                                                                       Holdings, Inc.
Agfa Finance SA               S.A.       48.39   Belgium               Locabel  s.a.             48.39

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Aetna Investment Adviser
Holding Company, Inc.
Aetna Investment
Management (F.E.) Limited
Aetna Investment
Management (Taiwan) Limited
Aetna Investment Services,
LLC
Aetna Leasing Co.


Aetna Life & Casually
International Finance N.V.
Aetna Life Insurance
(Philippines), Inc.
Aetna Life Insurance
Agency Co.
Aetna Life Insurance and
Annuity Company
Aetna Life Insurance
Company (Bermuda) Limited

Aetna Life Insurance
Company of America




Aetna Life Insurance
Company of America
Holdings, Inc. (ALICA
Holdings, Inc.)
Aetna MPF Limited

Aetna Pensiones Peru S.A.

Aetna Philippine Ventures,
Inc.
Aetna Premium Collection
Co.

Aetna Retail Holding
Company, Inc.
Aetna Retirement Holdings,
Inc.
Aetna Retirement Services,
Inc.
Aetna S.A.

Aetna Salud S.A.
(Argentina)
Aetna Salud S.A. (Chile)
Aetna Securities
Investment Management
(Taiwan) Limited
Aetna Services Holding
Company, Inc.
Aetna South Life Insurance
Agency Co. Ltd.
Aetna Synopac Credit Card
Company Limited
Aetna Trust Limited           All 2, LLC           20.00   All 3, LLC           20.00   All 4, LLC           20.00

Aetna Universal Insurance
Berhad
Aetna Vida S.A.
Afamco B.V.
Afore Bital SA de CV

AFP Financial Holdings, Inc
AFP Insurance Services
(Quebec) Inc.
AFP Insurance Services Ltd

AFP Integra Peru              Aetna Pensiones      29.50
                              Peru S.A.
AFP Securities Inc.

AFP Wealth Management, Inc.

Agfa Finance SA

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
AGIV Aktiengesellschaft       AG         47.56   Germany               Berliner Handels- und     47.56
fur Industrie und                                                      Frankfurter Bank A G
Verkehrswesen
Agpo                          B.V.       52.50   Netherlands           NMB-Heller N.V.           26.25
Participatiemaatschappij
B.V.
Air Finance Amsterdam B.V.    B.V.      100.00   Netherlands           ING Lease                100.00
                                                                       International
                                                                       Equipment Management
                                                                       B.V.
Air Finance Holland B.V.      B.V.      100.00   Netherlands           ING Aviation Lease B.V.  100.00
Air Holland Leasing II B.V.   B.V.      100.00   Netherlands           ING Lease                100.00
                                                                       International
                                                                       Equipment Management
                                                                       B.V.
Airlease Fin Group            Ltd.        5.00   Ireland               Amellus Holdings Ltd.      5.00
Airlease Finance Ltd.         Ltd.       36.36   Ireland               BBL Aircraft              36.36
                                                                       Investments Ltd.
Akelius Fonder Plc.           Plc.           -   Ireland
Alabama First Insurance       Inc.      100.00   United States of      ING U.S. P&C             100.00
Company                                          America               Corporation
Albranis B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Alegro Krediet B.V.           B.V.      100.00   Netherlands           G.J. van Geet Beheer     100.00
                                                                       B.V.
Alegron Belegging B.V.        B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Algemeene Hypotheekbank       N.V.      100.00   Netherlands           Westlandsche Hypotheek   100.00
N.V.                                                                   N.V.
Algemeene                     N.V.      100.00   Netherlands           Utrechtse                100.00
Waarborgmaatschappij N.V.                                              Hypotheekbank N.V.
Algemene Zeeuwse              N.V.      100.00   Netherlands           Tiel Utrecht             100.00
Verzekering Maatschappij                                               Schadeverzekering N.V.
N.V.
Alismafar Beheer B.V.         B.V.      100.00   Netherlands           BV Algemene              100.00
                                                                       Beleggingsmaatschappij
                                                                       CenE Bankiers N.V.
Aliwall Limited               Ltd.      100.00   Hong Kong             INGB Securities Client   100.00
                                                                       Services Limited
Alkmare B.V.                  B.V.      100.00   The Netherlands       ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Allgemeine Deutsche           AG         49.00   Germany               ING Verwaltung            49.00
Direktbank AG                                                          (Deutschland) GmbH A.G.
Almenzor B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Alpha 2 GmbH                  GmbH      100.00   Germany               ING Lease Deutschland    100.00
                                                                       GmbH
Alpha 3 GmbH                  GmbH      100.00   Germany               ING Lease Deutschland    100.00
                                                                       GmbH
Alpha 4 GmbH                  GmbH      100.00   Germany               ING Lease Deutschland    100.00
                                                                       GmbH
Altasec N.V.                  N.V.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
Alte Leipziger Trust          GmbH       24.27   Germany               Berliner Handels- und     24.27
Investment-Gesellschaft mbh                                            Frankfurter Bank A G
Altube B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Amellus Capital Ltd.          Ltd.      100.00   Ireland               Amellus Holdings Ltd.    100.00
Amellus Holdings Ltd.         Ltd.      100.00   Ireland               Bank Brussel Lambert     100.00
                                                                       N.V.
Amerbank                      S.A.       36.44   Poland                Bank Brussel Lambert      36.44
                                                                       N.V.
Ameribest Life Insurance                100.00   United States of      ING America Insurance    100.00
Company                                          America               Holdings, Inc.
America First Insurance       Inc.      100.00   United States of      ING U.S. P&C             100.00
Company                                          America               Corporation
Amersfoort Premiewoningen     B.V.       50.00   Netherlands           ING Vastgoed Belegging    50.00
B.V.                                                                   B.V.
Amersfoort-Staete B.V.        B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Amev Venture Associates II    L.P.       16.28   United States of      ING Bank N.V.             16.28
LP                                               America
Amev Venture Associates       L.P.        7.61   United States of      ING Bank N.V.              7.61
III LP                                           America
Amfas Explotatie              B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Maatschappij B.V.                                                      Nederland B.V.
Amfas Hypotheken N.V.         N.V.      100.00   Netherlands           Amfas Explotatie         100.00
                                                                       Maatschappij B.V.
Amfas Pty Ltd.                Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Holdings Ltd.
Amfico B.V.                   B.V.      100.00   Netherlands           Westermij B.V.           100.00
Amfinex II B.V.               B.V.      100.00   Netherlands           Amfas Explotatie         100.00
                                                                       Maatschappij B.V.
Amstel Gaasperdam B.V.        B.V.      100.00   Netherlands           Muidergracht Onroerend   100.00
                                                                       Goed B.V.
Amsterdamse Poort Holding     B.V.      100.00   Netherlands           ING Vastgoed             100.00
IV B.V.                                                                Ontwikkeling B.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
AGIV Aktiengesellschaft
fur Industrie und
Verkehrswesen
Agpo
Participatiemaatschappij
B.V.
Air Finance Amsterdam B.V.



Air Finance Holland B.V.
Air Holland Leasing II B.V.



Airlease Fin Group
Airlease Finance Ltd.

Akelius Fonder Plc.
Alabama First Insurance
Company
Albranis B.V.
Alegro Krediet B.V.

Alegron Belegging B.V.
Algemeene Hypotheekbank
N.V.
Algemeene
Waarborgmaatschappij N.V.
Algemene Zeeuwse
Verzekering Maatschappij
N.V.
Alismafar Beheer B.V.


Aliwall Limited

Alkmare B.V.

Allgemeine Deutsche
Direktbank AG
Almenzor B.V.
Alpha 2 GmbH

Alpha 3 GmbH

Alpha 4 GmbH

Altasec N.V.
Alte Leipziger Trust
Investment-Gesellschaft mbh
Altube B.V.
Amellus Capital Ltd.
Amellus Holdings Ltd.

Amerbank

Ameribest Life Insurance
Company
America First Insurance
Company
Amersfoort Premiewoningen
B.V.
Amersfoort-Staete B.V.
Amev Venture Associates II
LP
Amev Venture Associates
III LP
Amfas Explotatie
Maatschappij B.V.
Amfas Hypotheken N.V.

Amfas Pty Ltd.

Amfico B.V.
Amfinex II B.V.

Amstel Gaasperdam B.V.

Amsterdamse Poort Holding
IV B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Amsterdamse Poort I B.V.      B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Amsterdamse Poort II B.V.     B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Amsterdamse Poort III B.V.    B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Amsterdamse Poort IV B.V.     B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Amstgeld Global Custody NV    N.V.      100.00   Netherlands           Amstgeld N.V.            100.00
Amstgeld Management AG        A.G.      100.00   Switzerland           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
Amstgeld N.V.                 N.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
Amstgeld Trust AG             A.G.      100.00   Switzerland           ING Lease Gabetti        100.00
                                                                       S.p.A.
Anardel B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Anilius N.V.                  N.V.      100.00   Netherlands           ING Prena B.V.           100.00
Anodyne Nominees              Ltd.      100.00   South Africa          ING Barings Southern     100.00
(Proprietary) Limited                                                  Africa (proprietary)
                                                                       Limited
Anorga B.V.                   B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Ansimmo S A                   S.A.       42.90   Belgium               Sogerfin s.a.             42.90
Antilliaanse                  N.V.      100.00   Netherlands Antilles  N.V. Nationale           100.00
Borg-Maatschappij N.V.                                                 Borg-Maatschappij
AO Artsen-Verzekeringen       N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
N.V.                                                                   Nederland B.V.
Apollo Fund Plc.                             -   Ireland
Apollonia                     N.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Levensverzekering N.V.                                                 Interfinance B.V.
APW                           GmbH       97.09   Germany               Berliner Handels- und     97.09
Industriebeteiligungs-GmbH                                             Frankfurter Bank A G
Araby Pty Ltd.                Ltd.      100.00   Australia             Pacific Mutual           100.00
                                                                       Australia Limited
Aralar B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Aralco N.V.                   N.V.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
Arcelia Limted                Ltd.      100.00                         Aetna International,     100.00
                                                                       Inc.
Arenda B.V.                   B.V.      100.00   Netherlands           NV Nationale Volksbank   100.00
Argencontrol                  S.A.        5.93   Argentina             ING Bank N.V.              5.93
Arma Beheer B.V.              B.V.       23.40   Netherlands           CenE Bankiers N.V.        23.40
Armstrong Jones (NZ) Ltd.     Ltd.      100.00   New Zealand           Pacific Mutual           100.00
                                                                       Australia Limited
Armstrong Jones Asia          Ltd.      100.00   New Zealand           Pacific Mutual           100.00
Limited                                                                Australia Limited
Armstrong Jones Life          Ltd.      100.00   New Zealand           Pacific Mutual           100.00
Assurance Limited                                                      Australia Limited
Armstrong Jones Management    Ltd.      100.00   New Zealand           Pacific Mutual           100.00
Limited                                                                Australia Limited
Armstrong Jones Nominees      Ltd.      100.00   New Zealand           Armstrong Jones (NZ)     100.00
(NZ) Limited                                                           Ltd
Armstrong Jones Portfolio     Ltd.      100.00   New Zealand           Pacific Mutual           100.00
Managament Pty Ltd.                                                    Australia Limited
Armstrong Jones Project       Ltd.      100.00   New Zealand           Armstrong Jones          100.00
Management Pty Ltd.                                                    Management Limited
Armstrong Jones Pty Ltd.      Ltd.      100.00   New Zealand           Armstrong Jones          100.00
                                                                       Management Limited
Arnhem Staete B.V.            B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Arnold Limited                Ltd.      100.00   United Kingdom        Baring Trustees           50.00   Guernsey             50.00
                                                                       (Guernsey) Limited                International Fund
                                                                                                         Managers Limited
Arrangementsbank voor         N.V.      100.00   Netherlands           ING Bank N.V.            100.00
Hypotheken en
Financieringen NV
Arrowhead Ltd.                Ltd.      100.00   Bermuda               ReliaStar Financial      100.00
                                                                       Corporation
Arto                          S.A.       12.49   France                Banque Bruxelles          12.49
                                                                       Lambert  France  S.A.
Artolis B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Asa studenten                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
uitzendbureau holding B.V.
Asesories Previdencia         S.A.       99.00   Chile                 Aetna Credito             99.00
                                                                       Hipotecario S.A.
Asiagest S.A.                 AG         47.37   France                Financiere Atlas S.A.     47.37

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Amsterdamse Poort I B.V.

Amsterdamse Poort II B.V.

Amsterdamse Poort III B.V.

Amsterdamse Poort IV B.V.

Amstgeld Global Custody NV
Amstgeld Management AG

Amstgeld N.V.

Amstgeld Trust AG

Anardel B.V.
Anilius N.V.
Anodyne Nominees
(Proprietary) Limited

Anorga B.V.

Ansimmo S A
Antilliaanse
Borg-Maatschappij N.V.
AO Artsen-Verzekeringen
N.V.
Apollo Fund Plc.
Apollonia
Levensverzekering N.V.
APW
Industriebeteiligungs-GmbH
Araby Pty Ltd.

Aralar B.V.
Aralco N.V.
Arcelia Limted

Arenda B.V.
Argencontrol
Arma Beheer B.V.
Armstrong Jones (NZ) Ltd.

Armstrong Jones Asia
Limited
Armstrong Jones Life
Assurance Limited
Armstrong Jones Management
Limited
Armstrong Jones Nominees
(NZ) Limited
Armstrong Jones Portfolio
Managament Pty Ltd.
Armstrong Jones Project
Management Pty Ltd.
Armstrong Jones Pty Ltd.

Arnhem Staete B.V.
Arnold Limited


Arrangementsbank voor
Hypotheken en
Financieringen NV
Arrowhead Ltd.

Arto

Artolis B.V.
Asa studenten
uitzendbureau holding B.V.
Asesories Previdencia

Asiagest S.A.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Assistencia Medica Social     S.A.      100.00   Argentina             Aetna Argentina S.A.     100.00
Argentina S.A.
Associated Insurance          Ltd.      100.00   Australia             Austbrokers Holdings     100.00
Brokers Geelong Pty Limited                                            Ltd.
Assorti Beheer Amsterdam      B.V.      100.00   Netherlands           Amstel Gaasperdam B.V.   100.00
B.V.
Assurantie- en                B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De         B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Maaspoort" B.V.
Assurantiebedrijf ING Bank    N.V.      100.00   Netherlands           ING Bank N.V.            100.00
N.V.
Assurantiekantoor Ant. J.     B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Belt B.V.
Assurantiekantoor D.          B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Schouten B.V.
Assurantiekantoor Fred C.     B.V.      100.00   Netherlands           B.V. Algemene            100.00
Meyster Jr. B.V.                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Assurantiekantoor Honig &     B.V.      100.00   Netherlands           Assurantiebedrijf ING    100.00
Hageman B.V.                                                           Bank N.V.
Assurantiekantoor Kaandorp    B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
B.V.
Assurantiekantoor W.J. van    B.V.      100.00   Netherlands           B.V. Algemene            100.00
der Put B.V.                                                           Beleggingsmaatschappij
                                                                       Reigerdaal
Assurantiemaatschappij "De    N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Zeven Provincien" N.V.                                                 Nederland B.V.
Athelas Limited               Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Holdings Ltd.
Atitlan B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Atlantis Asian Recovery       Plc.           -   Ireland
Fund Plc.
Atlantis KOSDAQ Fund                         -   Ireland
Atlas Capital (Thailand)      Ltd.       49.00   Thailand              ING Baring Holding        49.00
Limited ("Atlas")                                                      Nederland B.V.
Atlas Gestion OPCVM           AG         92.90   France                Financiere Atlas S.A.     92.90
Atlas InvesteringsGroep       B.V.       33.23   Netherlands           ING Bank N.V.             33.23
N.V.
Atlas Investors               C.V.       21.44   Netherlands Antilles  ING Bank N.V.             21.44
Partnership III C.V.
Atlas Venture Fund I, L P     L.P.       24.86   United States of      Middenbank Curacao N.V.   24.86
                                     America
Austadvisors Financial Ltd.   Ltd.      100.00   Australia             The Mercantile Mutual    100.00
                                                                       Life Insurance Co. Ltd.
Austbrokers Holdings Ltd.     Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Holdings Ltd.
Austbrokers Investments       Ltd.      100.00   Australia             Austbrokers Holdings     100.00
Pty Ltd.                                                               Ltd.
Austbrokers Ltd.              Ltd.      100.00   Australia             Austbrokers Holdings     100.00
                                                                       Ltd.
Austbrokers Underwriting      Ltd.      100.00   Australia             Austbrokers Holdings     100.00
Pty Ltd                                                                Ltd.
Austin Assets Limited         Ltd.      100.00   Hong Kong             Baring Asset             100.00
                                                                       Management (Asia)
                                                                       Holdings Limited
Austplanners Holdings Pty     Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Limited                                                                Life Insurance Co. Ltd.
Australian Community          Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Insurance Ltd.                                                         Life Insurance Co. Ltd.
Australian General            Ltd.      100.00   Australia             Amfas Pty Ltd.           100.00
Insurance Co. Ltd.
Autolease Oss B.V.            B.V.      100.00   Netherlands           CW Lease Nederland BV    100.00
Autolease s a                 S.A.      100.00   Belgium               Locabel  s.a.            100.00
AVG Exploitatie I B.V.        B.V.      100.00   Netherlands           Westermij B.V.           100.00
AVG Exploitatie IX B.V.       B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Herverzekering
                                                                       Maatschappij N.V.
AVG Explotatie en Beheer      B.V.      100.00   Netherlands           Amfas Explotatie         100.00
B.V.                                                                   Maatschappij B.V.
Aviation Service Holland      B.V.      100.00   Netherlands           ING Aviation Lease B.V.  100.00
B.V.
AVR Verzekeringen B.V.        B.V.      100.00   Netherlands           Oostermij B.V.           100.00
B & F Properties B.V.         GmbH       97.09   Netherlands           BHF Finance               97.09
                                                                       (Nederlands) B.V.
B.B.A.H. Pty Limited          Ltd.      100.00   Australia             Barings C.F. Holdings    100.00
                                                                       Limited
B.B.L. Hold sa                S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
B.B.L. Travel Luxembourg sa   S.A.      100.00   Luxemburg             Bank Brussel Lambert     100.00
                                                                       N.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Assistencia Medica Social
Argentina S.A.
Associated Insurance
Brokers Geelong Pty Limited
Assorti Beheer Amsterdam
B.V.
Assurantie- en
Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De
Maaspoort" B.V.
Assurantiebedrijf ING Bank
N.V.
Assurantiekantoor Ant. J.
Belt B.V.
Assurantiekantoor D.
Schouten B.V.
Assurantiekantoor Fred C.
Meyster Jr. B.V.

Assurantiekantoor Honig &
Hageman B.V.
Assurantiekantoor Kaandorp
B.V.
Assurantiekantoor W.J. van
der Put B.V.

Assurantiemaatschappij "De
Zeven Provincien" N.V.
Athelas Limited

Atitlan B.V.
Atlantis Asian Recovery
Fund Plc.
Atlantis KOSDAQ Fund
Atlas Capital (Thailand)
Limited ("Atlas")
Atlas Gestion OPCVM
Atlas InvesteringsGroep
N.V.
Atlas Investors
Partnership III C.V.
Atlas Venture Fund I, L P

Austadvisors Financial Ltd.

Austbrokers Holdings Ltd.

Austbrokers Investments
Pty Ltd.
Austbrokers Ltd.

Austbrokers Underwriting
Pty Ltd
Austin Assets Limited


Austplanners Holdings Pty
Limited
Australian Community
Insurance Ltd.
Australian General
Insurance Co. Ltd.
Autolease Oss B.V.
Autolease s a
AVG Exploitatie I B.V.
AVG Exploitatie IX B.V.


AVG Explotatie en Beheer
B.V.
Aviation Service Holland
B.V.
AVR Verzekeringen B.V.
B & F Properties B.V.

B.B.A.H. Pty Limited

B.B.L. Hold sa

B.B.L. Travel Luxembourg sa

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
B.Cars                        S.A.       19.96   Belgium               Bank Brussel Lambert      19.96
                                                                       N.V.
B.Cars n(degree)1 sa                S.A.       19.96   Belgium               Bank Brussel Lambert      19.96
                                                                       N.V.
B.T.O Ticket Delivery         S.A.       27.50   Belgium               Bank Brussel Lambert      27.50
Office sa                                                              N.V.
B.V. "De Administratie"       B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Maatschappij tot
Explotatie van Onroerende
Goederen
B.V. Administratie Centrum    B.V.      100.00   Netherlands           ING Support Holding      100.00
voor Tussenpersonen ACT                                                B.V.
B.V. Algemene                 B.V.      100.00   Netherlands           Nationale-Nederlanden     83.00   Nationale-Nederlanden10.60
Beleggingsmaatschappij                                                 Holdinvest B.V.                   Schadeverzekering
"Lapeg"                                                                                                  Maatschappij N.V.
B.V. Algemene                 B.V.      100.00   Netherlands           CenE Bankiers N.V.       100.00
Beleggingsmaatschappij
CenE Bankiers N.V.
B.V. Algemene                 B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Beleggingsmaatschappij                                                 Nederland B.V.
Kievietsdaal
B.V. Algemene                 B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Beleggingsmaatschappij                                                 Nederland B.V.
Reigerdaal
B.V. Algemene                 B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Beleggingsmaatschappij Van                                             Interfinance B.V.
Markenlaan
B.V. Amiloh                   B.V.      100.00   Netherlands           BOZ B.V.                 100.00
B.V. Bedrijven Park G.P.      B.V.       50.00   Netherlands           ING Vastgoed              50.00
                                                                       Ontwikkeling B.V.
B.V. Beheersmaatschappij      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Nuyt en Heikens
B.V.                          B.V.       99.98   Netherlands           Nationale-Nederlanden     86.13   Nationale-Nederlanden 7.46
Beleggingsmaatschappij                                                 Levensverzekering                 Schadeverzekering
Berendaal                                                              Maatschappij N.V.                 Maatschappij N.V.
B.V.                          B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij van
der Horst
B.V.                          B.V.      100.00   Netherlands           ING Vastgoed Belegging   100.00
Beleggingsmaatschappij                                                 B.V.
Vinkendaal
B.V. Betaalzegelbedrijf       B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
"De Voorzorg" J. van Ouwel                                             Holdinvest B.V.
B.V. De Oude Aa-Stroom        B.V.      100.00   Netherlands           BOZ B.V.                 100.00
B.V. Deelnemings- en          B.V.      100.00   Netherlands           Bank Mendes Gans N.V.    100.00
Financieringsmaatschappij
"Nova Zembla"
B.V.                          B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Financieringsmaatschappij                                              Financiele Diensten
VOLA                                                                   B.V.
B.V. Gemeenschappelijk        B.V.       25.00   Netherlands           ING Bank N.V.             25.00
Bezit Aandelen Necigef
B.V. Kredietmaatschappij      B.V.      100.00   Netherlands           B.V.                     100.00
VOLA                                                                   Financieringsmaatschappij
                                                                       VOLA
B.V. Maatschappij van         B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Onroerende Goederen 'Het
Middenstandshuis'
B.V. Maatschappij van         B.V.      100.00   Netherlands           BV Maatschappij van      100.00
Onroerende Goederen 'Het                                               Onroerende Goederen
Middenstandshuis A'                                                    'Het Middenstandshuis'
B.V. Maatschappij van         B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Onroerende Goederen 'Het
Middenstandshuis B'
B.V. Maatschappij van         B.V.      100.00   Netherlands           BV Maatschappij van      100.00
Onroerende Goederen 'Het                                               Onroerende Goederen
Middenstandshuis C'                                                    'Het Middenstandshuis'
B.V. Nederlandse              B.V.      100.00   Netherlands           ING Insurance            100.00
Flatbouwmaatschappij                                                   International B.V.
B.V. Trust en                 B.V.      100.00   Netherlands           Bank Mendes Gans N.V.    100.00
administratiekantoor van
Bank Mendes Gans N.V.
B.V. Vast Goed                B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Maatschappij "Combuta"                                                 Holdinvest B.V.
B.V. Vast Goed                B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Maatschappij "Promes"                                                  Holdinvest B.V.
B.V. Vermogensplanning        B.V.       50.00   Netherlands           Westland/Utrecht          50.00
N.b.i.                                                                 Hypotheekbank N.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
B.Cars

B.Cars n(degree)1 sa

B.T.O Ticket Delivery
Office sa
B.V. "De Administratie"
Maatschappij tot
Explotatie van Onroerende
Goederen
B.V. Administratie Centrum
voor Tussenpersonen ACT
B.V. Algemene                 RVS                   3.20   RVS                   3.20
Beleggingsmaatschappij        Levensverzekering            Schadeverzekering
"Lapeg"                       N.V.                         N.V.
B.V. Algemene
Beleggingsmaatschappij
CenE Bankiers N.V.
B.V. Algemene
Beleggingsmaatschappij
Kievietsdaal
B.V. Algemene
Beleggingsmaatschappij
Reigerdaal
B.V. Algemene
Beleggingsmaatschappij Van
Markenlaan
B.V. Amiloh
B.V. Bedrijven Park G.P.

B.V. Beheersmaatschappij
Nuyt en Heikens
B.V.                          RVS                   2.97   RVS                   0.42   Postbank
Beleggingsmaatschappij        Levensverzekering            Schadeverzekering            Levensverzekering  3.00
Berendaal                     N.V.                         N.V.                         N.V.
B.V.
Beleggingsmaatschappij van
der Horst
B.V.
Beleggingsmaatschappij
Vinkendaal
B.V. Betaalzegelbedrijf
"De Voorzorg" J. van Ouwel
B.V. De Oude Aa-Stroom
B.V. Deelnemings- en
Financieringsmaatschappij
"Nova Zembla"
B.V.
Financieringsmaatschappij
VOLA
B.V. Gemeenschappelijk
Bezit Aandelen Necigef
B.V. Kredietmaatschappij
VOLA

B.V. Maatschappij van
Onroerende Goederen 'Het
Middenstandshuis'
B.V. Maatschappij van
Onroerende Goederen 'Het
Middenstandshuis A'
B.V. Maatschappij van
Onroerende Goederen 'Het
Middenstandshuis B'
B.V. Maatschappij van
Onroerende Goederen 'Het
Middenstandshuis C'
B.V. Nederlandse
Flatbouwmaatschappij
B.V. Trust en
administratiekantoor van
Bank Mendes Gans N.V.
B.V. Vast Goed
Maatschappij "Combuta"
B.V. Vast Goed
Maatschappij "Promes"
B.V. Vermogensplanning
N.b.i.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
B.V. Vulca                    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij
Bainbridge B.V.               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Baker Insurance Brokers       Ltd.      100.00   Canada                Equisure Financial       100.00
Ltd.                                                                   Network, Inc.
Bald Eagle                                   -   British Virgin
                                     Islands
BancWest Insurance Agency,    Inc.      100.00   United States of      PrimeVest Financial      100.00
Inc.                                             America               Services, Inc.
BancWest Investment           Inc.      100.00   United States of      PrimeVest Financial      100.00
Services, Inc.                                   America               Services, Inc.
Bank Brussel Lambert N.V.     N.V.       98.76   Belgium               ING Bank N.V.             98.76
Bank Card Company S A         S.A.       14.43   Belgium               Bank Brussel Lambert      13.72   ING Bank (Belgium)    0.71
                                                                       N.V.                              N.V./S.A.
Bank Mashill Utama            Ltd.       36.19   Indonesia             Bank Brussel Lambert      36.19
                                                                       N.V.
Bank Mendes Gans              N.V.      100.00   Netherlands           Bank Mendes Gans N.V.    100.00
Effectenbewaarbedrijf N.V.
Bank Mendes Gans N.V.         N.V.       97.77   Netherlands           ING Bank N.V.             97.77
Bank Slaski S A w             S.A.       54.98   Poland                ING Bank N.V.             54.98
Katowicach
Banksys s a                   S.A.       16.19   Belgium               Bank Brussel Lambert      16.19
                                                                       N.V.
Banque Baring Brothers        S.A.       70.00   Switzerland           ING Bank N.V.             70.00
(Suisse) S A
Banque Bruxelles Lambert      Ltd.      100.00   United Kingdom        Banque Bruxelles         100.00
(Jersey) Nominees Ltd                                                  Lambert  Suisse  s.a.
Banque Bruxelles Lambert      Ltd.      100.00   United Kingdom        Banque Bruxelles         100.00
(Jersey) Secretaries Ltd                                               Lambert  Suisse  s.a.
Banque Bruxelles Lambert      S.A.      100.00   France                Bank Brussel Lambert     100.00   BBL International        -
France S.A.                                                            N.V.                              (U.K.) Ltd.
Banque Bruxelles Lambert      S.A.      100.00   Switzerland           Bank Brussel Lambert      99.95   BBL International     0.05
Suisse S.A.                                                            N.V.                              (U.K.) Ltd.
Banque Chabriere s a          S.A.        9.98   France                Banque Bruxelles           9.98
                                                                       Lambert France S.A.
Banque Commerciale du         S.A.        8.89   Burundi               Bank Brussel Lambert       8.89
Burundi                                                                N.V.
Banque Diamantaire            S.A.       13.28   Belgium               Bank Brussel Lambert      13.28
Anversoise s a                                                         N.V.
Banque Dubois (en             S.A.        6.22   Belgium               Bank Brussel Lambert       6.22
liquidation)                                                           N.V.
Barbatus B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Barbuda B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Barfield Nominees Limited     Ltd.      100.00   United Kingdom        Barings (Guernsey)       100.00
                                                                       Limited
Baring (U.S.) Holdings        Ltd.      100.00   United Kingdom        Baring Brothers          100.00
Limited                                                                Holdings Limited
Baring Asia (GP) Limited      LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
Baring Asset Management       Ltd.      100.00   Hong Kong             Baring Asset             100.00
(Asia) Holdings Limited                                                Management UK Holdings
                                                                       Limited
Baring Asset Management       Ltd.       10.00   Hong Kong             Baring Asset              10.00
(Asia) Limited                                                         Management (Asia)
                                                                       Holdings Limited
Baring Asset Management       Ltd.      100.00   Australia             Baring Asset             100.00
(Australia) Limited                                                    Management (Asia)
                                                                       Holdings Limited
Baring Asset Management (C    Ltd.      100.00   United Kingdom        Baring Asset             100.00
I ) Limited                                                            Management UK Holdings
                                                                       Limited
Baring Asset Management       Ltd.      100.00   Japan                 Baring Asset             100.00
(Japan) Limited                                                        Management (Asia)
                                                                       Holdings Limited
Baring Asset Management       Inc.      100.00   United States of      Baring International     100.00
Holdings inc                                     America               Investment Management
                                                                       Limited
Baring Asset Management       Ltd.      100.00   United Kingdom        ING Baring Holdings      100.00
Holdings Ltd.                                                          Limited
Baring Asset Management inc   Inc.      100.00   United States of      Baring International     100.00
                                                 America               Investment Management
                                                                       Holdings Ltd.
Baring Asset Management       Ltd.      100.00   United Kingdom        Baring Asset             100.00
Ltd.                                                                   Management Holdings
                                                                       Ltd.
Baring Asset Management UK    Ltd.      100.00   United Kingdom        Baring International     100.00
Holdings Limited                                                       Investment Management
                                                                       Limited
Baring Brothers (Espana) S    S.A.      100.00   Spain                 Barings C.F. Holdings    100.00
A                                                                      Limited
Baring Brothers (Finance)     Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
Limited
Baring Brothers (Italia)      Srl       100.00   Italy                 Barings C.F. Holdings    100.00
Srl                                                                    Limited

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
B.V. Vulca
Beleggingsmaatschappij
Bainbridge B.V.
Baker Insurance Brokers
Ltd.
Bald Eagle

BancWest Insurance Agency,
Inc.
BancWest Investment
Services, Inc.
Bank Brussel Lambert N.V.
Bank Card Company S A

Bank Mashill Utama

Bank Mendes Gans
Effectenbewaarbedrijf N.V.
Bank Mendes Gans N.V.
Bank Slaski S A w
Katowicach
Banksys s a

Banque Baring Brothers
(Suisse) S A
Banque Bruxelles Lambert
(Jersey) Nominees Ltd
Banque Bruxelles Lambert
(Jersey) Secretaries Ltd
Banque Bruxelles Lambert
France S.A.
Banque Bruxelles Lambert
Suisse S.A.
Banque Chabriere s a

Banque Commerciale du
Burundi
Banque Diamantaire
Anversoise s a
Banque Dubois (en
liquidation)
Barbatus B.V.
Barbuda B.V.
Barfield Nominees Limited

Baring (U.S.) Holdings
Limited
Baring Asia (GP) Limited
Baring Asset Management
(Asia) Holdings Limited

Baring Asset Management
(Asia) Limited

Baring Asset Management
(Australia) Limited

Baring Asset Management (C
I ) Limited

Baring Asset Management
(Japan) Limited

Baring Asset Management
Holdings inc

Baring Asset Management
Holdings Ltd.
Baring Asset Management inc


Baring Asset Management
Ltd.

Baring Asset Management UK
Holdings Limited

Baring Brothers (Espana) S
A
Baring Brothers (Finance)
Limited
Baring Brothers (Italia)
Srl

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Baring Brothers Argentina     S.A.      100.00   Argentina             Baring Brothers Limited  100.00
S A
Baring Brothers Burrows &     Ltd.       50.00   Australia             B.B.A.H. Pty Limited      50.00
Co Limited
Baring Brothers Burrows       Ltd.       99.50   Australia             B.B.A.H. Pty Limited      99.50
Securities Limited
Baring Brothers Holdings      Ltd.      100.00   United Kingdom        ING Baring Holdings      100.00
Limited                                                                Limited
Baring Brothers               GmbH      100.00   Germany               ING Barings              100.00
International GmbH                                                     Deutschland (GmbH)
Baring Brothers               Ltd.      100.00   United Kingdom        ING Baring Holdings      100.00
International Limited                                                  Limited
Baring Brothers Limited       Ltd.      100.00   United Kingdom        ING Baring Holdings      100.00
                                                                       Limited
Baring Capricorn Ventures     LLC        40.77   United Kingdom        BPEP Holdings Limited     40.77
Limited
Baring Chrysalis Fund                        -   British West Indies
Baring Communications         LLC        50.00   United Kingdom        BVP Holdings Limited      50.00
Equity Limited
Baring European Fund          Ltd.      100.00   United Kingdom        BPEP Holdings Limited    100.00
Managers Limited
Baring Fund Managers          Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
Limited                                                                Management Ltd.
Baring Global Fund            Ltd.      100.00   United Kingdom        Baring Asset             100.00
Managers Limited                                                       Management Holdings
                                                                       Ltd.
Baring International Fund     Ltd.      100.00   Bermuda               Baring Asset             100.00
Managers (Bermuda) Limited                                             Management (Asia)
                                                                       Holdings Limited
Baring International Fund     Ltd.      100.00   Ireland               Baring Asset             100.00
Managers (Ireland) Ltd.                                                Management UK Holdings
                                                                       Limited
Baring International Fund     Ltd.      100.00   Hong Kong             Baring International     100.00
Managers Limited                                                       Fund Managers Limited
Baring International          Ltd.      100.00   Canada                Baring Asset             100.00
Investment (Canada) Limited                                            Management Inc.
Baring International          Ltd.      100.00   Hong Kong             Baring International     100.00
Investment (Far East)                                                  Fund Managers Limited
Limited
Baring International          Ltd.      100.00   United Kingdom        Baring Asset             100.00
Investment Limited                                                     Management Ltd.
Baring International          Ltd.      100.00   United Kingdom        Baring Asset             100.00
Investment Management                                                  Management Ltd.
Holdings Ltd.
Baring International          Ltd.      100.00   United Kingdom        Baring International     100.00
Investment Management                                                  Investment Management
Limited                                                                Holdings Ltd.
Baring Investment             Ltd.      100.00   United Kingdom        Baring Asset             100.00
Management Ltd.                                                        Management Ltd.
Baring Investment Services    Inc.      100.00   United States of      Baring International     100.00
inc                                              America               Investment Management
                                                                       Limited
Baring Latin America GP       LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
Limited
Baring Latin America          LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
Partners Limited
Baring Managed Funds          Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
Services Ltd.                                                          Management Ltd.
Baring Mexico (GP) Limited    LLC        64.00   United Kingdom        BPEP Management Limited   64.00
Baring Mutual Fund            S.A.      100.00   Luxemburg             Baring International     100.00
Management S A                                                         Investment Management
                                                                       Limited
Baring Mutual Fund            Ltd.      100.00   Ireland               Baring Asset             100.00
Management(Ireland) Ltd.                                               Management UK Holdings
                                                                       Limited
Baring Nominees               Ltd.      100.00   Australia             Baring Securities        100.00
(Australia) Pty Ltd.                                                   (Financial Services)
                                                                       Limited
Baring Pacific Investments    Ltd.      100.00   Hong Kong             Baring Asset             100.00
Limited                                                                Management (Asia)
                                                                       Holdings Limited
Baring Private Asset          Ltd.      100.00   United Kingdom        Baring Asset             100.00
Management Ltd.                                                        Management Holdings
                                                                       Ltd.
Baring Private Equity         LLC       100.00   Hong Kong             BPEP Holdings Limited    100.00
Partners (China) Limited
Baring Private Equity         LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
Partners (India) Limited
Baring Private Equity         LLC       100.00   Spain                 BPEP Management Limited  100.00
Partners Espana S A
Baring Private Equity         GmbH      100.00   Germany               BPEP Holdings Limited    100.00
Partners GmbH
Baring Private Equity         LLC       100.00   Singapore             BPEP Holdings Limited    100.00
Partners Holding (Asia)
Pte Limited

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Baring Brothers Argentina
S A
Baring Brothers Burrows &
Co Limited
Baring Brothers Burrows
Securities Limited
Baring Brothers Holdings
Limited
Baring Brothers
International GmbH
Baring Brothers
International Limited
Baring Brothers Limited

Baring Capricorn Ventures
Limited
Baring Chrysalis Fund
Baring Communications
Equity Limited
Baring European Fund
Managers Limited
Baring Fund Managers
Limited
Baring Global Fund
Managers Limited

Baring International Fund
Managers (Bermuda) Limited

Baring International Fund
Managers (Ireland) Ltd.

Baring International Fund
Managers Limited
Baring International
Investment (Canada) Limited
Baring International
Investment (Far East)
Limited
Baring International
Investment Limited
Baring International
Investment Management
Holdings Ltd.
Baring International
Investment Management
Limited
Baring Investment
Management Ltd.
Baring Investment Services
inc

Baring Latin America GP
Limited
Baring Latin America
Partners Limited
Baring Managed Funds
Services Ltd.
Baring Mexico (GP) Limited
Baring Mutual Fund
Management S A

Baring Mutual Fund
Management(Ireland) Ltd.

Baring Nominees
(Australia) Pty Ltd.

Baring Pacific Investments
Limited

Baring Private Asset
Management Ltd.

Baring Private Equity
Partners (China) Limited
Baring Private Equity
Partners (India) Limited
Baring Private Equity
Partners Espana S A
Baring Private Equity
Partners GmbH
Baring Private Equity
Partners Holding (Asia)
Pte Limited

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Baring Private Equity         Ltd.      100.00   United Kingdom        BPEP Holdings Limited    100.00
Partners Limited
Baring Private Equity         LLC        90.00   Mexico                Baring Private Equity     90.00
Partners Mexico S C                                                    Partners Limited
Baring Private Investment     Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
Management Ltd.                                                        Management Ltd.
Baring Properties (London     Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
Wall) Limited
Baring Properties Limited     Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
Baring Quantative             Ltd.      100.00   United Kingdom        Baring Asset             100.00
Management Ltd.                                                        Management Ltd.
Baring Research S A de C V    S.A.      100.00   Mexico                Barsec (International)   100.00
                                                                       Limited
Baring Securities             Ltd.      100.00   Australia             Barsec (International)   100.00
(Australia) Pty Limited                                                Limited
Baring Securities             Ltd.      100.00   United Kingdom        INGB Securities          100.00
(Financial Services)                                                   (International)
Limited                                                                Holdings Limited
Baring Securities (London)    Ltd.      100.00   United Kingdom        INGB Dormant Holding     100.00
Limited                                                                Company Limited
Baring Securities (OTC        Ltd.      100.00   Hong Kong             INGB Dormant Holding     100.00
Options) Limited                                                       Company Limited
Baring Securities             Ltd.      100.00   United Kingdom        ING Baring Securities    100.00
(Property Services) Ltd.                                               Services Limited
Baring Trust Company Ltd.     Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
                                                                       Management Ltd.
Baring Trustees (Guernsey)    Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
Limited                                                                Management Ltd.
Baring Umbrella Fixed         Plc.           -   Ireland
Income Fund Plc.
Baring Venture Partners       GmbH      100.00   Germany               Baring Private Equity    100.00
GmbH                                                                   Partners Limited
Baring Venture Partners S A   S.A.      100.00   Spain                 Baring Private Equity    100.00
                                                                       Partners Limited
Baring Vostok Capital         LLC        51.00   United Kingdom        BPEP Participations       51.00
Partners Limited                                                       Limited
Baring Vostok Fund            Ltd.      100.00   United Kingdom        Baring Vostok Capital    100.00
Managers Limited                                                       Partners Limited
Baring Warrants Plc.          Plc.      100.00   United Kingdom        Baring Brothers Limited  100.00
Baring World Opportunity                     -   Luxemburg
Fund
Barings (Guernsey) Limited    Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
                                                                       Management Ltd.
Barings (Isle of Man)         Ltd.      100.00   United Kingdom        Baring Trustees          100.00
Limited                                                                (Guernsey) Limited
Barings C.F. Holdings         Ltd.      100.00   United Kingdom        ING Baring Holdings      100.00
Limited                                                                Limited
Barings France S A            S.A.      100.00   France                Barings C.F. Holdings    100.00
                                                                       Limited
Barings Investment            Ltd.      100.00   United Kingdom        Baring Asset             100.00
Services Limited                                                       Management Holdings
                                                                       Ltd.
Barings Ireland Limited       Ltd.      100.00   Ireland               Barings (Guernsey)       100.00
                                                                       Limited
Barings Mauritius Limited     Ltd.      100.00   Mauritius             Barsec (International)   100.00
                                                                       Limited
Barings Nominees Limited      Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
Barings Securities            Ltd.      100.00   United Kingdom        INGB Securities Client   100.00
Nominees Limited                                                       Services Limited
Barnabe & Saurette            Ltd.      100.00   Canada                Equisure Financial
Insurance Brokers Ltd.                                                 Network, Inc.
Barsec (International)        Ltd.      100.00   United Kingdom        Baring Securities        100.00
Limited                                                                (Financial Services)
                                                                       Limited
BBHP Pty Limited              Ltd.       50.00   Australia             B.B.A.H. Pty Limited      50.00
BBL (Jersey) Ltd.             Ltd.      100.00   United Kingdom        Banque Bruxelles         100.00
                                                                       Lambert  Suisse  s.a.
BBL (USA) Holding Company     Inc.      100.00   United States of      Banque Bruxelles         100.00
Inc.                                             America               Lambert  Suisse  s.a.
BBL Aircraft Investments      Ltd.      100.00   Ireland               Bank Brussel Lambert     100.00
Ltd.                                                                   N.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Baring Private Equity
Partners Limited
Baring Private Equity
Partners Mexico S C
Baring Private Investment
Management Ltd.
Baring Properties (London
Wall) Limited
Baring Properties Limited
Baring Quantative
Management Ltd.
Baring Research S A de C V

Baring Securities
(Australia) Pty Limited
Baring Securities
(Financial Services)
Limited
Baring Securities (London)
Limited
Baring Securities (OTC
Options) Limited
Baring Securities
(Property Services) Ltd.
Baring Trust Company Ltd.

Baring Trustees (Guernsey)
Limited
Baring Umbrella Fixed
Income Fund Plc.
Baring Venture Partners
GmbH
Baring Venture Partners S A

Baring Vostok Capital
Partners Limited
Baring Vostok Fund
Managers Limited
Baring Warrants Plc.
Baring World Opportunity
Fund
Barings (Guernsey) Limited

Barings (Isle of Man)
Limited
Barings C.F. Holdings
Limited
Barings France S A

Barings Investment
Services Limited

Barings Ireland Limited

Barings Mauritius Limited

Barings Nominees Limited
Barings Securities
Nominees Limited
Barnabe & Saurette
Insurance Brokers Ltd.
Barsec (International)
Limited

BBHP Pty Limited
BBL (Jersey) Ltd.

BBL (USA) Holding Company
Inc.
BBL Aircraft Investments
Ltd.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
BBL Asset Management          Ltd.      100.00   Singapore             Bank Brussel Lambert     100.00
(Singapore) Pte Ltd.                                                   N.V.
BBL Assurance Paris s a       S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert  France S.A.
BBL Australia Ltd.            Ltd.      100.00   Australia             Banque Bruxelles         100.00
                                                                       Lambert Australia Ltd.
BBL Capital Management        S.A.       99.98   Belgium               BBL International         99.98
Corporation s a                                                        (U.K.) Ltd.
BBL Direct s a                S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
BBL Finance HK Ltd.           Ltd.      100.00   Hong Kong             BBL Singapore Ltd.       100.00
BBL Finance Ireland UnLtd.    UnLtd.    100.00   Ireland               BBL Ireland              100.00
BBL Financial Services        Ltd.      100.00   Australia             Banque Bruxelles         100.00
Australia Ltd.                                                         Lambert Nominees Ltd
BBL Financial Services Ltd.   Ltd.      100.00   Ireland               BBL International        100.00
                                                                       (U.K.) Ltd.
BBL Gestion France s a        S.A.       99.73   France                BBL Gestion Holding s a   99.73
BBL Gestion Holding s a       S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert  France S.A.
BBL Insurance Brokerage s a   S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
BBL Insurance s a             S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
BBL International (U K )      Ltd.      100.00   United Kingdom        Bank Brussel Lambert     100.00
Ltd.                                                                   N.V.
BBL International Finance     S.A.      100.00   Luxemburg             Bank Brussel Lambert     100.00
s a                                                                    N.V.
BBL International N.V.        N.V.      100.00   Netherlands           Bank Brussel Lambert     100.00
                                                                       N.V.
BBL Investment Ltd.           Ltd.      100.00   Australia             Banque Bruxelles         100.00
                                                                       Lambert Australia Ltd.
BBL Ireland                   Ltd.      100.00   Ireland               Bank Brussel Lambert     100.00
                                                                       N.V.
BBL Leasing Ltd.              Ltd.      100.00   Australia             Banque Bruxelles         100.00
                                                                       Lambert Australia Ltd.
BBL Life France s a           S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert  France S.A.
BBL Life Lux s a              S.A.      100.00   Luxemburg             Banque Bruxelles         100.00
                                                                       Lambert Life s.a.
BBL Life s a                  S.A.       99.99   Belgium               Bank Brussel Lambert      99.99
                                                                       N.V.
BBL Mauritius Holdings        Inc.      100.00   Mauritius             Bank Brussel Lambert     100.00
                                                                       N.V.
BBL Nominees Ltd.             Ltd.      100.00   Australia             Banque Bruxelles         100.00
                                                                       Lambert Australia Ltd.
BBL North America Funding     Corp.     100.00   United States of      Bank Brussel Lambert     100.00
Corp                                             America               N.V.
BBL North America             Inc.      100.00   United States of      Bank Brussel Lambert     100.00
incorporated                                     America               N.V.
BBL Overseas Issuing Corp     Corp      100.00   United States of      Soges Fiducem s.a.       100.00
                                                 America
BBL Patrimoine                S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert  France S.A.
BBL Singapore Ltd.            Ltd.      100.00   Singapore             Bank Brussel Lambert     100.00
                                                                       N.V.
BBL Singapore Nominees Ltd.   Ltd.      100.00   Singapore             Bank Brussel Lambert     100.00
                                                                       N.V.
BBL Travel American           S.A.       50.00   Belgium               Bank Brussel Lambert      50.00
Express s a                                                            N.V.
BBL Trust Co (Jersey) Ltd.    Ltd.      100.00   United Kingdom        Banque Bruxelles         100.00
                                                                       Lambert Suisse  S.A.
BBL Trust Company             S.A.      100.00   Spain                 Banque Bruxelles         100.00
(Overseas) s a                                                         Lambert Suisse  S.A.
BBL Trust Services            B.V.      100.00   Netherlands           CEL Data Services s.a.   100.00
(Nederlands) B.V.
BBL Trust Services            S.A.      100.00   Luxemburg             CEL Data Services s.a.   100.00
Luxembourg s a
BBL Vie (ex Rabelais          S.N.C     100.00   France                Banque Bruxelles         100.00
Conseil s n c )                                                        Lambert  France S.A.
BBW Software GmbH i.L.        GmbH       32.36   Germany               Berliner Handels- und     32.36
                                                                       Frankfurter Bank A G
BCEA Advisers Limited         Ltd.       50.00   United Kingdom        BPEP Holdings Limited     50.00
BCEA Management Pte Limited   LLC        60.00   Singapore             BCEA Advisers Limited     60.00
BCEE Advisers Limited         LLC        50.00   United Kingdom        BPEP Holdings Limited     50.00
BCEF Advisers Limited         LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
BBL Asset Management
(Singapore) Pte Ltd.
BBL Assurance Paris s a

BBL Australia Ltd.

BBL Capital Management
Corporation s a
BBL Direct s a

BBL Finance HK Ltd.
BBL Finance Ireland UnLtd.
BBL Financial Services
Australia Ltd.
BBL Financial Services Ltd.

BBL Gestion France s a
BBL Gestion Holding s a

BBL Insurance Brokerage s a

BBL Insurance s a

BBL International (U K )
Ltd.
BBL International Finance
s a
BBL International N.V.

BBL Investment Ltd.

BBL Ireland

BBL Leasing Ltd.

BBL Life France s a

BBL Life Lux s a

BBL Life s a

BBL Mauritius Holdings

BBL Nominees Ltd.

BBL North America Funding
Corp
BBL North America
incorporated
BBL Overseas Issuing Corp

BBL Patrimoine

BBL Singapore Ltd.

BBL Singapore Nominees Ltd.

BBL Travel American
Express s a
BBL Trust Co (Jersey) Ltd.

BBL Trust Company
(Overseas) s a
BBL Trust Services
(Nederlands) B.V.
BBL Trust Services
Luxembourg s a
BBL Vie (ex Rabelais
Conseil s n c )
BBW Software GmbH i.L.

BCEA Advisers Limited
BCEA Management Pte Limited
BCEE Advisers Limited
BCEF Advisers Limited

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
BCL Finance S A               S.A.      100.00   Belgium               Locabel-Auto s.a.        100.00
Bebida B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Bedale B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Bedrijfsgebouw Groeneveld     C.V.           -   Netherlands
MBO C.V.
Bedrijfsgebouw MBO - Riho     C.V.           -   Netherlands
C V
Bedrijvencentrum              N.V.       14.23   Belgium               Sogerfin S.A.             14.23
Erembodegem N.V.
Bedrijvencentrum Leuven       N.V.        7.38   Belgium               Sogerfin S.A.              7.38
N.V.
Bedrijvencentrum Regio        N.V.       14.93   Belgium               Sogerfin S.A.             14.93
Oostende N.V.
Bedrijvencentrum Sint         N.V.       19.81   Belgium               Sogerfin S.A.             19.81
Pietersleeuw N.V.
Bedrijvencentrum Vilvoorde    N.V.        5.62   Belgium               Sogerfin S.A.              5.62
N.V.
Bedrijvencentrum Vlaamse      N.V.        7.46   Belgium               Sogerfin S.A.              7.46
Ardennen N.V.
Beheer Administratie en       B.V.      100.00   Netherlands           CenE Bankiers N.V.       100.00
Beleggingsmaatschappij
Kant B.V.
Beheer- en                    B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Exploitatiemaatschappij De                                             Holdinvest B.V.
Vestingwachter B.V.
Beheermaatschappij Darius     B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Beheermaatschappij Jansen     B.V.      100.00   Netherlands           BV Algemene              100.00
Groenekan B.V.                                                         Beleggingsmaatschappij
                                                                       CenE Bankiers N.V.
Beheermaatschappij Stouwe     B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Beheermaatschappij van der    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Reijnst B.V.
Beheermaatschappij van het    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsfonds van de 7
B.V.
Beheermaatschappij Van        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Putten B.V.
Beheersmaatschappij Elma      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Schrijen B.V.
Beheersmij. A.J. Konst B.V.   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Belart S.A.                   S.A.      100.00   Belgium               BOZ B.V.                  60.00   Belart State B.V.    40.00
Belart Staete B.V.            B.V.      100.00   Netherlands           ING Inmuebles S.A.       100.00
Belfox s c                    S.A.        8.11   Belgium               Bank Brussel Lambert       8.11
                                                                       N.V.
Belgian European Payment      S.C.       20.00   Belgium               Bank Brussel Lambert      20.00
Systems S C                                                            N.V.
Belgian Overseas Agencies     Ltd.      100.00   Canada                Soges Fiducem s.a.       100.00
Ltd.
Belhaska 51 B.V.              B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Belhaska 52 B.V.              B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Belhaska IX B.V.              B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Belhaska Monumenten B.V.      B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Belhaska XX B.V.              B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXI B.V.             B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXII B.V.            B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXIII B.V.           B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXIV B.V.            B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXIX B.V.            B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXV B.V.             B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXVI B.V.            B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXVII B.V.           B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Belhaska XXVIII B.V.          B.V.       20.00   Netherlands           Oostermij B.V.            20.00
Bello & Klaassen              B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assurantie Adviseurs B.V.
Belsca s a Namur              S.A.       19.96   Belgium               Bank Brussel Lambert      19.96
                                                                       N.V.
Bempton B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Benelux Investment Fund       B.V.       16.28   Netherlands           ING Bank N.V.              6.87   Bank Brussel          9.50
B.V.                                                                                                     Lambert NV
Ben-Net Corporation           Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
Berchem Onroerend Goed B.V.   B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
BCL Finance S A
Bebida B.V.
Bedale B.V.
Bedrijfsgebouw Groeneveld
MBO C.V.
Bedrijfsgebouw MBO - Riho
C V
Bedrijvencentrum
Erembodegem N.V.
Bedrijvencentrum Leuven
N.V.
Bedrijvencentrum Regio
Oostende N.V.
Bedrijvencentrum Sint
Pietersleeuw N.V.
Bedrijvencentrum Vilvoorde
N.V.
Bedrijvencentrum Vlaamse
Ardennen N.V.
Beheer Administratie en
Beleggingsmaatschappij
Kant B.V.
Beheer- en
Exploitatiemaatschappij De
Vestingwachter B.V.
Beheermaatschappij Darius
B.V.
Beheermaatschappij Jansen
Groenekan B.V.

Beheermaatschappij Stouwe
B.V.
Beheermaatschappij van der
Reijnst B.V.
Beheermaatschappij van het
Beleggingsfonds van de 7
B.V.
Beheermaatschappij Van
Putten B.V.
Beheersmaatschappij Elma
Schrijen B.V.
Beheersmij. A.J. Konst B.V.
Belart S.A.
Belart Staete B.V.
Belfox s c

Belgian European Payment
Systems S C
Belgian Overseas Agencies
Ltd.
Belhaska 51 B.V.
Belhaska 52 B.V.
Belhaska IX B.V.


Belhaska Monumenten B.V.
Belhaska XX B.V.
Belhaska XXI B.V.
Belhaska XXII B.V.
Belhaska XXIII B.V.
Belhaska XXIV B.V.
Belhaska XXIX B.V.
Belhaska XXV B.V.
Belhaska XXVI B.V.
Belhaska XXVII B.V.
Belhaska XXVIII B.V.
Bello & Klaassen
Assurantie Adviseurs B.V.
Belsca s a Namur

Bempton B.V.
Benelux Investment Fund
B.V.
Ben-Net Corporation

Berchem Onroerend Goed B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Berg Assurantien B.V.         B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Berg Bankzaken B.V.           B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Berg Diensten Beheer B.V.     B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Berkelse Poort B.V.           B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Berkel-Staete I B.V.          B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Berkel-Staete II B.V.         B.V.      100.00   Netherlands           Berkel-Staete I B.V.     100.00
Berlin Brandenburg            B.V.           -   Netherlands                                         -
Grundbesitz B.V.
Berliner Gesellschaft fur     GmbH       97.09   Germany               Berliner Handels- und     97.09
Vermogensverwaltung mbH                                                Frankfurter Bank A G
Berliner Handels- und         A.G.       97.09   Germany               ING Verwaltung und        95.39   ING Bank NV           1.70
Frankfurter Bank A G                                                   Beteiligung GmbH
Bermillio B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Berofranc Verwaltungs GmbH    GmbH       97.09   Germany               Berliner Handels- und     97.09
                                                                       Frankfurter Bank A G
Besto Sol Beheer B.V.         B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beuke Poort B.V.              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Bewaarbedrijf CenE            B.V.      100.00   Netherlands           CenE Bankiers N.V.       100.00
Bankiers B.V.
Bfl-Beteiligungsgesellschaft  GmbH       97.09   Germany               Industrie-Beteiligungs-   97.09
fur Industriewerte mbH                                                 Gesellschaft mbH
BHB Management Limited        Ltd.      100.00   United Kingdom        Baring Private Equity    100.00
                                                                       Partners Limited
BHF (USA) Capital             AG         97.09   United States of      BHF (USA) Holdings,       97.09
Corporation                                      America               Inc.
BHF (USA) Holdings, Inc.      Inc.       97.09   United States of      Berliner Handels- und     97.09
                                                 America               Frankfurter Bank A G
BHF + HIH Fondsmanagement     GmbH       58.25   Germany               Berliner Handels- und     58.25
GmbH                                                                   Frankfurter Bank A G
BHF 1. Grundbesitz GmbH       GmbH       97.09   Germany               BHF Immobilien-GmbH       97.09
BHF Capital Management GmbH   GmbH       97.09   Germany               Berliner Handels- und     97.09
                                                                       Frankfurter Bank A G
BHF Finance (Brazil) Ltda.    Ltda.      97.09   Brazil                Berliner Handels- und     97.09
                                                                       Frankfurter Bank A G
BHF Finance (Delaware) Inc.   AG         97.09   United States of      BHF (USA) Holdings,       97.09
                                                 America               Inc.
BHF Finance (Nederlands)      B.V.       97.09   Netherlands           Berliner Handels- und     97.09
B.V.                                                                   Frankfurter Bank A G
BHF                           GmbH       97.09   Germany               Berliner Handels- und     97.09
Grundbesitz-                                                           Frankfurter Bank A G
Verwaltungsgesellschaft mbH
BHF                           OHG        30.10   Germany               Industrie-Beteiligungs-   30.10
Grundbesitz-                                                           Gesellschaft mbH
Verwaltungsgesellschaft
mbH & Co am Kaiserlei oHG
BHF                           OHG        66.99   Germany               Berliner Handels- und     66.99
Grundbesitz-                                                           Frankfurter Bank A G
Verwaltungsgesellschaft
mbH & Co. am Kaiserlei OHG
BHF Immobilien-GmbH           GmbH       97.09   Germany               Berliner Handels- und     97.09
                                                                       Frankfurter Bank A G
BHF Realty Corporation        AG         97.09   United States of      BHF (USA) Capital         97.09
                                                 America               Corporation
BHF Specialized Finance       GmbH       97.09   Germany               Berliner Handels- und     97.09
GmbH                                                                   Frankfurter Bank A G
BHF Structured Finance        AG         97.09   Cayman Islands        BHF (USA) Holdings,       97.09
Corporation                                                            Inc.
BHF Trust Management          GmbH       97.09   Germany               Berliner Handels- und     97.09
Gesellschaft fur                                                       Frankfurter Bank A G
Vermogensverwaltung mbH
BHF Vastgoed B.V.             GmbH       97.09   Netherlands           BHF Finance               97.09
                                                                       (Nederlands) B.V.
BHF Zivnostenska              GmbH       80.87   Netherlands           BHF Finance               80.87
Investment B.V.                                                        (Nederlands) B.V.
BHF-BANK (Jersey) Ltd.        AG         97.09   United Kingdom        BHF-BANK Finance          97.09
                                                                       (Jersey) Ltd.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Berg Assurantien B.V.


Berg Bankzaken B.V.


Berg Diensten Beheer B.V.
Berkelse Poort B.V.

Berkel-Staete I B.V.
Berkel-Staete II B.V.
Berlin Brandenburg
Grundbesitz B.V.
Berliner Gesellschaft fur
Vermogensverwaltung mbH
Berliner Handels- und
Frankfurter Bank A G
Bermillio B.V.
Berofranc Verwaltungs GmbH

Besto Sol Beheer B.V.
Beuke Poort B.V.

Bewaarbedrijf CenE
Bankiers B.V.
Bfl-Beteiligungsgesellschaft
fur Industriewerte mbH
BHB Management Limited

BHF (USA) Capital
Corporation
BHF (USA) Holdings, Inc.

BHF + HIH Fondsmanagement
GmbH
BHF 1. Grundbesitz GmbH
BHF Capital Management GmbH

BHF Finance (Brazil) Ltda.

BHF Finance (Delaware) Inc.

BHF Finance (Nederlands)
B.V.
BHF
Grundbesitz-
Verwaltungsgesellschaft mbH
BHF
Grundbesitz-
Verwaltungsgesellschaft
mbH & Co am Kaiserlei oHG
BHF
Grundbesitz-
Verwaltungsgesellschaft
mbH & Co. am Kaiserlei OHG
BHF Immobilien-GmbH

BHF Realty Corporation

BHF Specialized Finance
GmbH
BHF Structured Finance
Corporation
BHF Trust Management
Gesellschaft fur
Vermogensverwaltung mbH
BHF Vastgoed B.V.

BHF Zivnostenska
Investment B.V.
BHF-BANK (Jersey) Ltd.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
BHF-BANK (Schweiz) AG         AG         97.09   Switzerland           Berliner Handels- und     97.09
                                                                       Frankfurter Bank A G
BHF-BANK Finance (Jersey)     Ltd.       97.09   United Kingdom        Berliner Handels- und     97.09
Ltd.                                                                   Frankfurter Bank A G
BHF-BANK International S.A.   S.A.       97.09   Luxemburg             Berliner Handels- und     97.09
                                                                       Frankfurter Bank A G
BHF-Betriebsservice GmbH      GmbH       97.09   Germany               Berliner Handels- und     97.09
                                                                       Frankfurter Bank A G
BHR Management Limited        Ltd.      100.00   United Kingdom        BPEP Management Limited  100.00
BI Advisers Limited           LLC        60.00   United Kingdom        BPEP Holdings Limited     60.00
Bijlmerplein Leasing B.V.     B.V.      100.00   Netherlands           BV Maatschappij van      100.00
                                                                       Onroerende Goederen
                                                                       'Het Middenstandshuis'
Bimbister B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Biporus B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
BIS Nominees Pty Limited      Ltd.      100.00   Australia             Advisor Asset            100.00
                                                                       Management Limited
Bishop-Morrow Insurance       Ltd.      100.00   Canada                Equisure Financial       100.00
Ltd.                                                                   Network, Inc.
Bishopscourt Holdings         Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
Limited
Bishopscourt Leasing          Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
(Holdings) Limited
Bishopscourt Securities       Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
Limited
Bisys Brokerage Services      Inc.      100.00   United States of      Relia Star               100.00
                                     America
BLAC Corp incorperated        LLC        51.00   United States of      BLAC Holdings inc         51.00
                                     America
BLAC Holdings inc             LLC       100.00   United States of      BPEP Holdings Limited    100.00
                                     America
Blarina B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Blauwe M R I B.V.             B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
Bleakleys Limited             Ltd.      100.00   Australia             Austplanners Holdings    100.00
                                                                       Pty Limited
Blijenhoek Staete B.V.        B.V.      100.00   Netherlands           BOZ B.V.                 100.00
BLP II Expl. Toren A          ?              -   Netherlands           ?                             -
BLP III Expl. Toren B         ?              -   Netherlands           ?                             -
Blue Cross Medical            Ltd.      100.00   Singapore             ING Insurance            100.00
Consultancy (S'pore) Pty.                                              International B.V.
Ltd.
Bonfield Japan Growth                        -   Cayman Island,
                                                 British West Indies
Bonfield Japan Hedge Fund                    -   Ireland
Boree s a                     S.A.      100.00   France                Bank Brussel Lambert     100.00
                                                                       N.V.
Boston Crecent Inc.           Inc.           -   Netherlands           ?                             -
Bouw en                       N.V.      100.00   Netherlands           Westland/Utrecht         100.00
Exploitatiemaatschappij                                                Hypotheekbank N.V.
Deska XXIII B.V.
Bouw-, Exploitatie en         B.V.      100.00   Netherlands           Muidergracht Onroerend   100.00
Administratie Maatschappij                                             Goed B.V.
Amer IV B.V.
Bouwbureau voor de            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Twents-Gelderse Industrie
B.V.
Bouwfonds                     B.V.      100.00   Netherlands           ?                        100.00
Anklaar-Apeldoorn 1967 B.V.
Bouwfonds AVG B.V.            B.V.      100.00   Netherlands           ?                        100.00
Bouwfonds Bilthoven 1969      B.V.      100.00   Netherlands           ?                        100.00
B.V.
Bouwfonds                     B.V.      100.00   Netherlands           ?                        100.00
Nationale-Nederlanden B.V.
Bouwfonds Nemavo B.V.         B.V.      100.00   Netherlands           ?                        100.00
Bouwfonds Roveso B.V.         B.V.      100.00   Netherlands           ?                        100.00
Bouwfonds Utrecht 1967 B.V.   B.V.      100.00   Netherlands           ?                        100.00
Bouwfonds Valken Staete       B.V.      100.00   Netherlands           ?                        100.00
B.V.
Bouwmaatschappij              B.V.      100.00   Netherlands           Oscar Smit's Bank N.V.   100.00
Mecklenburgplein B.V.
Bouwonderneming AMER LII      B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
B.V.                                                                   Holdinvest B.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
BHF-BANK (Schweiz) AG

BHF-BANK Finance (Jersey)
Ltd.
BHF-BANK International S.A.

BHF-Betriebsservice GmbH

BHR Management Limited
BI Advisers Limited
Bijlmerplein Leasing B.V.


Bimbister B.V.
Biporus B.V.
BIS Nominees Pty Limited

Bishop-Morrow Insurance
Ltd.
Bishopscourt Holdings
Limited
Bishopscourt Leasing
(Holdings) Limited
Bishopscourt Securities
Limited
Bisys Brokerage Services

BLAC Corp incorperated

BLAC Holdings inc

Blarina B.V.
Blauwe M R I B.V.

Bleakleys Limited

Blijenhoek Staete B.V.
BLP II Expl. Toren A
BLP III Expl. Toren B
Blue Cross Medical
Consultancy (S'pore) Pty.
Ltd.
Bonfield Japan Growth

Bonfield Japan Hedge Fund
Boree s a

Boston Crecent Inc.
Bouw en
Exploitatiemaatschappij
Deska XXIII B.V.
Bouw-, Exploitatie en
Administratie Maatschappij
Amer IV B.V.
Bouwbureau voor de
Twents-Gelderse Industrie
B.V.
Bouwfonds
Anklaar-Apeldoorn 1967 B.V.
Bouwfonds AVG B.V.
Bouwfonds Bilthoven 1969
B.V.
Bouwfonds
Nationale-Nederlanden B.V.
Bouwfonds Nemavo B.V.
Bouwfonds Roveso B.V.
Bouwfonds Utrecht 1967 B.V.
Bouwfonds Valken Staete
B.V.
Bouwmaatschappij
Mecklenburgplein B.V.
Bouwonderneming AMER LII
B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
BOWA                          KG         18.45   Germany               Industrie-Beteiligungs-   18.45
Beteiligungsgesellschaft                                               Gesellschaft mbH
mbH & Co. KG
BOWA                          GmbH       18.45   Germany               Industrie-Beteiligungs-   18.45
Geschaffuhrungsgesellschaft                                            Gesellschaft mbH
mbH
BOZ B.V.                      B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
                                                                       Interfinance B.V.
BPEP General Partner I        LLC       100.00   United Kingdom        Baring Private Equity    100.00
Linmited                                                               Partners Limited
BPEP General Partner II       LLC       100.00   United Kingdom        Baring Private Equity    100.00
Limited                                                                Partners Limited
BPEP Holdings Limited         Ltd.      100.00   United Kingdom        ING Bank N.V.            100.00
BPEP Management (UK)          LLC       100.00   United Kingdom        Baring Private Equity    100.00
Limited                                                                Partners Limited
BPEP Management Limited       LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
BPEP Nominees Limited         LLC       100.00   United Kingdom        Baring Private Equity    100.00
                                                                       Partners Limited
BPEP Participations Limited   LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
Branson Insurance Agency,     Inc.      100.00   United States of      PrimeVest Financial      100.00
Inc.                                             America               Services, Inc.
Brasas B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Brasemer Poort B.V.           B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Bravura B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Breijer Assurantien B.V.      B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Bremer-Van Mierlo             B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij B.V.
Brenko B.V.                   B.V.      100.00   Netherlands           Bank Mendes Gans N.V.    100.00
British Land Atrium           ?              -   Netherlands           ?                             -
British Land Patrium B.V.     B.V.           -   Netherlands           ?                             -
British Land Patrium I B.V.   B.V.           -   Netherlands           ?                             -
British Land Patrium II       B.V.           -   Netherlands           ?                             -
B.V.
British Land Patrium III      B.V.           -   Netherlands           ?                             -
B.V.
Brittany Square Limited       Plc.           -   United States of      ?                             -
Partnership                                      America
Bruine Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Brunel Centre LTD             Ltd.           -   United Kingdom        ?                             -
Brunera Limited               Ltd.      100.00   United Kingdom        INGB Securities Client   100.00
                                                                       Services Limited
Brussel Staete B.V.           B.V.      100.00   Netherlands           BOZ B.V.                 100.00
BS Property Services          Ltd.      100.00   Japan                 Baring Securities        100.00
(Japan) Limited                                                        (Property Services) Ltd
BSK Konsulting Sp z o o       Ltd.      100.00   Poland                Bank Slaski S.A. w       100.00
                                                                       Katowicach
BSK Leasing S A               S.A.      100.00   Poland                Bank Slaski S.A. w       100.00
                                                                       Katowicach
Buenos Aires Equity           N.V.      100.00   Netherlands Antilles  ING Bank N.V.            100.00
Investments N.V.
Business Compass Holding      B.V.      100.00   Netherlands           MKB Punt B.V.            100.00
B.V.
Business Datenbanken Int.     S.A.        9.98   Germany               Bank Brussel Lambert       9.98
                                                                       N.V.
BVC Nominees Limited          Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
BVP Holdings Limited          LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
BVP Management Limited        Ltd.      100.00   United Kingdom        BPEP Holdings Limited    100.00
BVP Mexico S.A.               S.A.       90.00   Mexico                Baring Private Equity     90.00
                                                                       Partners Espana S.A.
BWH Financiele Diensten       B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
B.V.
C.I.K. Caisse                 S.A.       19.14   Belgium               Bank Brussel Lambert      19.14
Interproffesionelle de                                                 N.V.
depots s.a.
C.J. Buyzen Beheer B.V.       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
C.J.H.- en J.J. Heimeriks     B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Holding B.V.
C.T.M.N. Nominees Ltd.        Ltd.      100.00   United Kingdom        Charterhouse             100.00
                                                                       Securities Ltd.
C.T.S. Nominees Ltd.          Ltd.      100.00   United Kingdom        Charterhouse             100.00
                                                                       Securities Ltd.
C.V. Bedrijven Park G.P.      C.V.       50.00   Netherlands           ?                         50.00

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
BOWA
Beteiligungsgesellschaft
mbH & Co. KG
BOWA
Geschaffuhrungsgesellschaft
mbH
BOZ B.V.

BPEP General Partner I
Linmited
BPEP General Partner II
Limited
BPEP Holdings Limited
BPEP Management (UK)
Limited
BPEP Management Limited
BPEP Nominees Limited

BPEP Participations Limited
Branson Insurance Agency,
Inc.
Brasas B.V.
Brasemer Poort B.V.

Bravura B.V.
Breijer Assurantien B.V.
Bremer-Van Mierlo
Beleggingsmaatschappij B.V.
Brenko B.V.
British Land Atrium
British Land Patrium B.V.
British Land Patrium I B.V.
British Land Patrium II
B.V.
British Land Patrium III
B.V.
Brittany Square Limited
Partnership
Bruine Poort B.V.

Brunel Centre LTD
Brunera Limited

Brussel Staete B.V.
BS Property Services
(Japan) Limited
BSK Konsulting Sp z o o

BSK Leasing S A

Buenos Aires Equity
Investments N.V.
Business Compass Holding
B.V.
Business Datenbanken Int.

BVC Nominees Limited
BVP Holdings Limited
BVP Management Limited
BVP Mexico S.A.

BWH Financiele Diensten
B.V.
C.I.K. Caisse
Interproffesionelle de
depots s.a.
C.J. Buyzen Beheer B.V.
C.J.H.- en J.J. Heimeriks
Holding B.V.
C.T.M.N. Nominees Ltd.

C.T.S. Nominees Ltd.

C.V. Bedrijven Park G.P.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
C.V.                          C.V.      100.00   Netherlands           ?                        100.00
Exploitatiemaatschappij
Tunnel onder de Noord
Cabel B.V.                    B.V.      100.00   Netherlands           Bank Mendes Gans N.V.    100.00
Caesarean Management Ltd.     Ltd.      100.00   United Kingdom        Banque Bruxelles         100.00
                                                                       Lambert  Suisse  s.a.
Caisse Privee Banque                     80.00   Belgium               Bank Brussel Lambert      80.00
                                                                       N.V.
Cambridge Enterprises Ltd.    Ltd.      100.00   Canada                Scotus Inc.              100.00
Cambridge Street Nominees     Ltd.      100.00   United Kingdom        Sutherlands (Holdings)   100.00
Ltd.                                                                   Ltd.
Camilo B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Capital Insurance Brokers     Ltd.       50.00   Canada                Equisure Insurance        50.00
Ltd.                                                                   Services Ltd.
Capricorn Venture Fund N.V.   N.V.       40.80   Belgium               BVP Holdings Limited      40.80
Capricorn Venture Partners    N.V.       39.00   Belgium               BPEP Holdings Limited     39.00
N.V.
Cardona B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Cards Management Cy S.A.      S.A.       20.00   Belgium               Bank Brussel Lambert      20.00
                                                                       N.V.
Carnegie Financial                      100.00   United States of      Investors Financial      100.00
Corporation                                      America               Group, Inc.
Carnegie Securities                     100.00   United States of      Carnegie Financial       100.00
Corporation                                      America               Corporation
Cash Plan B.V.                B.V.      100.00   Netherlands           Dealer Cash Plan B.V.    100.00
Catoneria B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Cavendish Nominees Limited    LLC       100.00   United Kingdom        BPEP Management Limited  100.00
Cayman Islands Funds N.V.     Inc.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
CBL Thai Asset Management     Ltd.       25.00   Singapore             Bank Brussel Lambert      25.00
                                                                       N.V.
Cedar Square Insurance and    Ltd.      100.00   Canada                Equisure Financial        92.20   Medicine Hat          7.80
Financial Centre Ltd.                                                  Network, Inc.                     Insurance Inc.
CEL Data Services S.A.        S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
CenE Asset Management N.V.    N.V.      100.00   Netherlands Antilles  CenE Bankiers Holding    100.00
                                                                       N.V.
CenE Bankiers Holding N.V.    N.V.      100.00   Netherlands Antilles  CenE Bankiers N.V.       100.00
CenE Bankiers Management      N.V.      100.00   Netherlands Antilles  CenE Bankiers Holding    100.00
N.V.                                                                   N.V.
CenE Bankiers N.V.            N.V.      100.00   Netherlands           ING Bank N.V.            100.00
CenE Verzekeringen B.V.       N.V.      100.00   Netherlands           CenE Bankiers N.V.       100.00
Centrum Banku Slaskiego Sp    Ltd.       60.00   Poland                Bank Slaski S.A. w        60.00
z o.o.                                                                 Katowicach
Centrum Elektronicznych       S.A.       50.00   Poland                Bank Slaski S.A. w        50.00
Uslug Platniczych                                                      Katowicach
"eService" S.A.
Cereus PLC                    Ltd.      100.00   United Kingdom        ING Baring Holding       100.00
                                                                       Nederland B.V.
Cermanita B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Chapdelaine Assurances inc.   Inc.      100.00   Canada                3662578 Canada Inc.(7)   100.00
Chapman Graham &              Inc.      100.00   Canada                Equisure Insurance       100.00
Associates Insurance                                                   Services Ltd.
Brokers Inc.
Charles de Foucauld B.V.      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Charterhouse Securities       Ltd.      100.00   United Kingdom        ING Barings (Chantal     100.00
Holdings Ltd.                                                          Two) Ltd.
Charterhouse Securities       Ltd.      100.00   United Kingdom        Charterhouse             100.00
Ltd.                                                                   Securities Holdings
                                                                       Ltd.
Chevrier Laporte &            Inc.      100.00   Canada                3662578 Canada Inc.(7)   100.00
Associes inc.
China Dynamic Investment      Ltd.      100.00   Hong Kong             Aeltus Investment        100.00
Management (Hong Kong)                                                 Management (Bermuda)
Limited                                                                Holdings Limited
Chipper Nederland V.O.F.      V.O.F.         -   Netherlands           ?                             -
CI European Limited           LLC        40.00   United Kingdom        BPEP Holdings Limited     40.00
Ciabel S.A.                   S.A.       99.76   Belgium               Bank Brussel Lambert      99.76
                                                                       N.V.
Cicania B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
CISL Aruba A.E.C.             AEC       100.00   Aruba                 ING Compania de           99.00   ING Bank N.V.         1.00
                                                                       Inversiones y
                                                                       Servicios Limitada
Cityinc.                      Inc.      100.00   United Kingdom        Sonhold Ltd.              99.99   Shelhold Ltd.         0.01
Cityincorp.                   Inc.      100.00   United Kingdom        Sonhold Ltd.              99.99   Shelhold Ltd.         0.01
Clacri B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Clearstream International     S.A.        5.52   Luxemburg             Bank Brussel Lambert       3.53   ING Bank N.V.         1.99
S.A.(CSI aka Cedel)                                                    N.V.
Clerdew Limited               Plc.      100.00   Australia             The Mercantile Mutual    100.00
                                                                       Life Insurance Co. Ltd.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
C.V.
Exploitatiemaatschappij
Tunnel onder de Noord
Cabel B.V.
Caesarean Management Ltd.

Caisse Privee Banque

Cambridge Enterprises Ltd.
Cambridge Street Nominees
Ltd.
Camilo B.V.
Capital Insurance Brokers
Ltd.
Capricorn Venture Fund N.V.
Capricorn Venture Partners
N.V.
Cardona B.V.
Cards Management Cy S.A.

Carnegie Financial
Corporation
Carnegie Securities
Corporation
Cash Plan B.V.
Catoneria B.V.
Cavendish Nominees Limited
Cayman Islands Funds N.V.
CBL Thai Asset Management

Cedar Square Insurance and
Financial Centre Ltd.
CEL Data Services S.A.

CenE Asset Management N.V.

CenE Bankiers Holding N.V.
CenE Bankiers Management
N.V.
CenE Bankiers N.V.
CenE Verzekeringen B.V.
Centrum Banku Slaskiego Sp
z o.o.
Centrum Elektronicznych
Uslug Platniczych
"eService" S.A.
Cereus PLC

Cermanita B.V.
Chapdelaine Assurances inc.
Chapman Graham &
Associates Insurance
Brokers Inc.
Charles de Foucauld B.V.
Charterhouse Securities
Holdings Ltd.
Charterhouse Securities
Ltd.

Chevrier Laporte &
Associes inc.
China Dynamic Investment
Management (Hong Kong)
Limited
Chipper Nederland V.O.F.
CI European Limited
Ciabel S.A.

Cicania B.V.
CISL Aruba A.E.C.


Cityinc.
Cityincorp.
Clacri B.V.
Clearstream International
S.A.(CSI aka Cedel)
Clerdew Limited

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Closeburg B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Coastal Insurance Services    Ltd.      100.00   Canada                Equisure Financial       100.00
Ltd.                                                                   Network, Inc.
Cobram  s.a.                  S.A.       25.00   Belgium               Bank Brussel Lambert      25.00
                                                                       N.V.
Codepec S.A.                  S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert France S.A.
Cofiton B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Coldstream B.V.               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Collen Pty Ltd                Ltd.      100.00   Australia             Pacific Mutual           100.00
                                                                       Australia Limited
Colocar B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Colonsay B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Columbine Life Insurance      Inc.      100.00   United States of      ING America Insurance    100.00
Company                                          America               Holdings, Inc.
Combdring B.V.                B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Compagnie Financiere de       S.A.       40.00   France                B.V. Amiloh               40.00
Banville sa
Comprehensive Financial       Inc.      100.00   United States of      Investors Financial      100.00
Services, Inc.                                   America               Planning, Inc.
Compulife Investor Services   Inc.      100.00   United States of      Investors Financial      100.00
                                                 America               Planning, Inc.
Compulife, Inc.               Inc.      100.00   United States of      Investors Financial      100.00
                                                 America               Group, Inc.
Computer Centrum Twente       B.V.      100.00   Netherlands           ING Bank N.V.            100.00
B.V.
Consolidated Insurance        Inc.      100.00   United States of      Indiana Insurance        100.00
Company                                          America               Company
Consortium Beursplein         V.O.F.         -   Netherlands           ?                             -
V.o.f.
Control Management Limited    Ltd.      100.00   United Kingdom        Baring Trustees          100.00
                                                                       (Guernsey) Limited
Convenio B.V.                 B.V.      100.00   Netherlands           ING Groep N.V.           100.00
Cooling-Grumme-Mumford        Inc.      100.00   United States of      ING U.S. P&C             100.00
Company, inc                                     America               Corporation
Copar B.V.                    B.V.      100.00   Netherlands           BV Algemene              100.00

                                                                       Beleggingsmaatschappij
                                                                       CenE
                                                                       Bankiers
                                                                       N.V.
Corinvest Limited             Ltd.      100.00   Caiman Islands        Barsec (International)   100.00
                                                                       Limited
Corniston B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Corporacion Financiera ING    S.A.       99.98   Venezuela             ING Inversiones, Ltda.    99.98
(Colombia) S.A.
Corpovea B.V.                 B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Cotranco B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Cotton Nominees Limited       Ltd.      100.00   Hong Kong             Baring Brothers Limited  100.00
Craig Hamilton Insurance      Inc.      100.00   Canada                Equisure Insurance       100.00
Brokers Inc.                                                           Services Ltd.
Cramer & Cie, Gerants des     KG         38.74   Switzerland           BHF-BANK (Schweiz) AG     38.74
fortunes
Crecido B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Crediet Service Bank B.V.     B.V.      100.00   Netherlands           InterAdvies N.V.         100.00
Credit Europeen Luxembourg    S.A.       98.99   Luxemburg             CEL Data Services S.A.    98.99
S.A.
Credit Europeen S.A.          S.A.       99.91   Luxemburg             Bank Brussel Lambert      99.91
                                                                       N.V.
Credit International          S.A.E       9.71   Egypt                 Berliner Handels- und      9.71
d'Egypte                                                               Frankfurter Bank A G
Credit Lease S.A.             S.A.       99.99   Luxemburg             CEL Data Services S.A.    99.99
Crescentes Prins B.V.         B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Cruz Blanca EPS S.A.          S.A.       95.00   Colombia              Prosana S.A.              99.00
Cruz Blanca Isapre S.A.       S.A.       81.00   Chile                 Aetna S.A.                81.00
Cumbras B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Cupula B.V.                   B.V.      100.00   Netherlands           ING Bank N.V.            100.00
CW Finance Ltd.               Ltd.      100.00   United Kingdom        CW Lease UK Ltd          100.00
CW Finance N.V.               N.V.      100.00   Belgium               CW Lease Nederland BV    100.00
CW Lease Belgium nv           N.V.      100.00   Belgium               ING Lease Holding N.V.   100.00
CW Lease Berlin GmbH          GmbH      100.00   Germany               CW Lease Deutschland     100.00
                                                                       GmbH
CW Lease Deutschland GmbH     GmbH      100.00   Germany               ING Lease Holding        100.00
                                                                       (Deutschland) GmbH

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Closeburg B.V.
Coastal Insurance Services
Ltd.
Cobram  s.a.

Codepec S.A.

Cofiton B.V.
Coldstream B.V.
Collen Pty Ltd

Colocar B.V.
Colonsay B.V.
Columbine Life Insurance
Company
Combdring B.V.
Compagnie Financiere de
Banville sa
Comprehensive Financial
Services, Inc.
Compulife Investor Services

Compulife, Inc.

Computer Centrum Twente
B.V.
Consolidated Insurance
Company
Consortium Beursplein
V.o.f.
Control Management Limited

Convenio B.V.
Cooling-Grumme-Mumford
Company, inc
Copar B.V.





Corinvest Limited

Corniston B.V.
Corporacion Financiera ING
(Colombia) S.A.
Corpovea B.V.

Cotranco B.V.
Cotton Nominees Limited
Craig Hamilton Insurance
Brokers Inc.
Cramer & Cie, Gerants des
fortunes
Crecido B.V.
Crediet Service Bank B.V.
Credit Europeen Luxembourg
S.A.
Credit Europeen S.A.

Credit International
d'Egypte
Credit Lease S.A.
Crescentes Prins B.V.
Cruz Blanca EPS S.A.
Cruz Blanca Isapre S.A.
Cumbras B.V.
Cupula B.V.
CW Finance Ltd.
CW Finance N.V.
CW Lease Belgium nv
CW Lease Berlin GmbH

CW Lease Deutschland GmbH

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
CW Lease France S.N.C.        SNC       100.00   France                CW Lease Nederland BV    100.00
CW Lease Luxembourg S.A.      S.A.      100.00   Luxemburg             CW Lease Nederland BV    100.00
CW Lease Nederland B.V.       B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
CW Lease UK Ltd.              Ltd.      100.00   United Kingdom        ING Lease Holdings       100.00
                                                                       (UK) Limited
CW Rent Deutschland GmbH      GmbH      100.00   Germany               CW Lease Deutschland     100.00
                                                                       GmbH
CyberLink Development, Inc.   Inc.      100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
Czech Venture Partners        LLC        50.00   Czech Republic        BPEP Holdings Limited     50.00
s.r.o.
Datasegur S.R.L.              P Ltd.     25.00   Uruguay               Middenbank Curacao N.V.   25.00
Daya Aetna (Malaysia) Sdn.    Berhad    100.00   Malaysia              Aetna International       90.85   ING Insurance         9.15
Bhd.                                                                   Holdings (Hong Kong)              International B.V.
                                                                       II Limited
De Blauwe Invent '98 B.V.     B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
De Bossche Poort B.V.         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Levensverzekering
                                                                       Maatschappij N.V.
De Bueger Wiertz,             B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Makelaars in
Assurantien,Pensioenadviseurs
B.V.
De Groninger Lederwaren       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Industrie B.V.
De Jong Assurantien B.V.      B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
De Nederlandse                N.V.       16.95   Netherlands           ING Verzekeringen N.V.    16.95
Luchtvaartpool N.V.
De Springelberg B.V.          B.V.      100.00   Netherlands           MKB Investments BV       100.00
De Vaderlandsche N.V.         N.V.      100.00   Belgium               ING Continental Europe   100.00
                                                                       Holdings B.V.
De Vaderlandsche Spaarbank    N.V.      100.00   Belgium               ING Continental Europe   100.00
N.V.                                                                   Holdings B.V.
De Verzekeringscentrale       B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
B.V.
Dealer Cash Plan B.V.         B.V.      100.00   Netherlands           B.V.                     100.00
                                                                       Financieringsmaatschappij
                                                                       VOLA
Dealer Lease Service B.V.     B.V.      100.00   Netherlands           CW Lease Nederland BV    100.00
Dealer Lease Service          N.V.      100.00   Belgium               CW Lease Nederland BV    100.00
Belgium N.V.
Dekora Holding B.V.           B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Delfin Global Funds Plc.      Plc.           -   Ireland               ?                             -
Delta Asset Management                  100.00   United States of      Furman Selz Capital      100.00
                                                 America               Management LLC
Delta Nederland Beheer B.V.   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Den Hamer Beheer B.V.         B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Den Hartog Verzekeringen      B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
B.V.
Denival S.A.                  S.A.      100.00   France                Bank Brussel Lambert     100.00
                                                                       N.V.
Denne Poort B.V.              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Depositary Company ING        B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Bank B.V.
Desario B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Desarrollos Asuranex, S.A.    S.A.       99.98   Venezuela             ING Bank N.V.             99.98
Deska LII B.V.                B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Holdinvest B.V.
Desnivel                      B.V.           -   Netherlands           ?                             -
Destara B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Deutsche Hypo B.V.            GmbH       35.82   Germany               Deutsche                  35.82
                                                                       Hypothekenbank
                                                                       (Actien-Gesellschaft)
Deutsche Hypo Consulting      GmbH       69.70   Germany               Deutsche                  34.85   Deutsche Hypo        34.85
GmbH                                                                   Hypothekenbank                    Immobilien GmbH
                                                                       (Actien-Gesellschaft)
Deutsche Hypo Immobilien      GmbH       56.09   Germany               Deutsche                  56.09
GmbH                                                                   Hypothekenbank
                                                                       (Actien-Gesellschaft)

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
CW Lease France S.N.C.
CW Lease Luxembourg S.A.
CW Lease Nederland B.V.
CW Lease UK Ltd.

CW Rent Deutschland GmbH

CyberLink Development, Inc.

Czech Venture Partners
s.r.o.
Datasegur S.R.L.
Daya Aetna (Malaysia) Sdn.
Bhd.

De Blauwe Invent '98 B.V.

De Bossche Poort B.V.


De Bueger Wiertz,
Makelaars in
Assurantien,Pensioenadviseurs
B.V.
De Groninger Lederwaren
Industrie B.V.
De Jong Assurantien B.V.


De Nederlandse
Luchtvaartpool N.V.
De Springelberg B.V.
De Vaderlandsche N.V.

De Vaderlandsche Spaarbank
N.V.
De Verzekeringscentrale
B.V.
Dealer Cash Plan B.V.


Dealer Lease Service B.V.
Dealer Lease Service
Belgium N.V.
Dekora Holding B.V.
Delfin Global Funds Plc.
Delta Asset Management

Delta Nederland Beheer B.V.
Den Hamer Beheer B.V.

Den Hartog Verzekeringen
B.V.
Denival S.A.

Denne Poort B.V.

Depositary Company ING
Bank B.V.
Desario B.V.
Desarrollos Asuranex, S.A.
Deska LII B.V.

Desnivel
Destara B.V.
Deutsche Hypo B.V.


Deutsche Hypo Consulting
GmbH

Deutsche Hypo Immobilien
GmbH

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Deutsche Hypo Limited         AG         80.12   Germany               Deutsche                  80.12
                                                                       Hypothekenbank
                                                                       (Actien-Gesellschaft)
Deutsche Hypothekenbank       AG         80.12   Germany               Berliner Handels- und     80.12
(Actien-Gesellschaft)                                                  Frankfurter Bank A G
Dexter Elysee S.A.            AG         45.06   France                Financiere Atlas S.A.     45.06
DF Johnson Management Pty     Ltd.      100.00   Australia             MM Investment            100.00
Limited                                                                Management Ltd.
Diagonac B.V.                 B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Diamond Lease                 N.V.       55.00   Belgium               Runoto Belgium N.V.       55.00
Dianthus Limited              Ltd.      100.00   United Kingdom        INGB Securities Client   100.00
                                                                       Services Limited
Difaval s.a.                  S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert France S.A.
Dinafore Pty Ltd.             Ltd.      100.00   Australia             ING Australia Ltd.       100.00
Dinan Insurance Brokers       Ltd.       50.00   Canada                Equisure Insurance        50.00
And Financial Services Ltd.                                            Services Ltd.
Direct Line Assistance Cy     S.A.      100.00   Belgium               SEFB Banque de Epargne   100.00
                                                                       sc.,
Directed Services, Inc.       Inc.      100.00   United States of      Equitable of Iowa        100.00
                                                 America               Companies, Inc.
Diversified Settlements,      Inc.      100.00   United States of      ING U.S. P&C             100.00
inc.                                             America               Corporation
Doetichem Immobilia B.V.      N.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
DOM Maklerski BSK S.A.        S.A.      100.00   Poland                Bank Slaski S.A. w       100.00
                                                                       Katowicach
Dommelse Poort B.V.           B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Doyle Administration          Ltd.      100.00   United Kingdom        Baring Trustees           50.00   Guernsey             50.00
Limited                                                                (Guernsey) Limited                International Fund
                                                                                                         Managers Limited
DPG Deutsche                  GmbH        9.71   Germany               Berliner Handels- und      9.71
Performancemessungs-                                                   Frankfurter Bank A G
Gesellschaft fur
Wertpapierportfolios m
Dr. de Grood Beheer B.V.      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Drechtse Poort B.V.           B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Dritte Office                 KG         80.90   Germany               BHF Immobilien-GmbH       80.90
Grundstucksverwaltungsgesellschaft
mbH & Co. KG
Dropny B.V.                   B.V.      100.00   Netherlands           Galax Limited            100.00
Dubbeld Assurantien en        B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Financieringen B.V.
Dunedin Mortgage Company      Ltd.      100.00   United Kingdom        Nationale-Nederlanden    100.00
Ltd.                                                                   (UK) Ltd.
Dunedin Property              Ltd.      100.00   United Kingdom        Nationale-Nederlanden    100.00
Development Company Ltd.                                               (UK) Ltd.
Dunedin Property              Ltd.      100.00   United Kingdom        Nationale-Nederlanden    100.00
Investments Company Ltd.                                               (UK) Ltd.
Dunedin Property              Ltd.      100.00   United Kingdom        Nationale-Nederlanden    100.00
Management Services Ltd.                                               (UK) Ltd.
Dunedin Property Retail       Ltd.      100.00   United Kingdom        Nationale-Nederlanden    100.00
Company Ltd.                                                           (UK) Ltd.
EAMC Liquidation Corp.        Corp.     100.00   United States of      ING Pilgrim Financial    100.00
                                                 America               Corporation
EASDAQ S.A.                   S.A.       10.32   Belgium               Bank Brussel Lambert       1.81   ESD Managers          0.58
                                                                       N.V.                              Limited
East Europe Frontiers Fund    Plc.           -   Ireland               ?
Plc.
Ecomm s.a.                    S.A.       96.75   France                Banque Bruxelles          96.75
                                                                       Lambert France S.A.
Edscha AG                     A.G.       69.23   Germany               Parcom Ventures           69.23
Effectenbewaarbedrijf ING     N.V.      100.00   Netherlands           ING Bank N.V.            100.00
Bank N.V.
efni CONNECT Ltd.             Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
Eike Poort B.V.               B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Elijah Asset Management LLC   LLC       100.00   United States of      Aeltus Investment        100.00
                                                 America               Management, Inc.
Embee Holding B.V.            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
EMG S.A.                      S.A.       74.99   Belgium               Locabel  s.a.             74.99
Emprendimiento Recoleta       S.A.        5.00   Argentina             Buenos Aires Equity        5.00
S.A. (ERSA)                                                            Investments N.V.
EMSL Management Services      Ltd.      100.00   Canada                Equisure Financial       100.00
Ltd.                                                                   Network, Inc.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Deutsche Hypo Limited


Deutsche Hypothekenbank
(Actien-Gesellschaft)
Dexter Elysee S.A.
DF Johnson Management Pty
Limited
Diagonac B.V.

Diamond Lease
Dianthus Limited

Difaval s.a.

Dinafore Pty Ltd.
Dinan Insurance Brokers
And Financial Services Ltd.
Direct Line Assistance Cy

Directed Services, Inc.

Diversified Settlements,
inc.
Doetichem Immobilia B.V.

DOM Maklerski BSK S.A.

Dommelse Poort B.V.

Doyle Administration
Limited

DPG Deutsche
Performancemessungs-
Gesellschaft fur
Wertpapierportfolios m
Dr. de Grood Beheer B.V.
Drechtse Poort B.V.

Dritte Office
Grundstucksverwaltungsgesellsc
mbH & Co. KG
Dropny B.V.
Dubbeld Assurantien en
Financieringen B.V.
Dunedin Mortgage Company
Ltd.
Dunedin Property
Development Company Ltd.
Dunedin Property
Investments Company Ltd.
Dunedin Property
Management Services Ltd.
Dunedin Property Retail
Company Ltd.
EAMC Liquidation Corp.

EASDAQ S.A.                   ING Bank N.V.         7.56   ING Baring Furman     0.37
                                                           Selz LLC
East Europe Frontiers Fund
Plc.
Ecomm s.a.

Edscha AG
Effectenbewaarbedrijf ING
Bank N.V.
efni CONNECT Ltd.

Eike Poort B.V.

Elijah Asset Management LLC

Embee Holding B.V.
EMG S.A.
Emprendimiento Recoleta
S.A. (ERSA)
EMSL Management Services
Ltd.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Entero B.V.                   B.V.      100.00   Netherlands           ING Bank Corporate       100.00
                                                                       Investments B.V.
Entorno B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Envios B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
EpCorp Limited                Ltd.      100.00   Caiman Islands        Barsec (International)   100.00
                                                                       Limited
Equi-Select Series Trust                100.00   United States of      Equitable Life           100.00
                                                 America               Insurance Company of
                                                                       Iowa
Equisure Financial            Ltd.      100.00   Canada                Equisure Financial       100.00
Management Limited                                                     Network, Inc.
Equisure Financial            Inc.      100.00   Canada                1440915 Ontario Inc      100.00
Network, Inc.
Equisure Financial            Ltd.      100.00   Canada                Equisure Financial       100.00
Services Ltd.                                                          Network, Inc.
Equisure Insurance            Ltd.      100.00   Canada                Equisure Financial       100.00
Services Ltd.                                                          Network, Inc.
Equisure Mortgage Services    Ltd.      100.00   Canada                Equisure Financial       100.00
Ltd.                                                                   Network, Inc.
Equisure Securities Ltd.      Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
Equisure Trust Company        Inc.      100.00   Canada                Equisure Financial       100.00
                                                                       Management Limited
Equitable American                      100.00   United States of      Equitable Life           100.00
Insurance Company                                America               Insurance Company of
                                                                       Iowa
Equitable Life Insurance                100.00   United States of      Equitable of Iowa        100.00
Company of Iowa                                  America               Companies, Inc.
Equitable of Iowa Companies   Inc.      100.00   United States of      ING Insurance            100.00
                                                 America               International B.V.
Equitable of Iowa Companies             100.00   United States of      Equitable of Iowa        100.00
Capital Trust                                    America               Companies, Inc.
Equitable of Iowa Companies             100.00   United States of      Equitable of Iowa        100.00
Capital Trust II                                 America               Companies, Inc.
Equity Finance S.A.           AG         10.78   France                Industrie-Beteiligungs-   10.78
                                                                       Gesellschaft mbH
Eranthis Limited              Ltd.      100.00   United Kingdom        INGB Securities Client   100.00
                                                                       Services Limited
Erinboa Pty Limited           Ltd.      100.00   Australia             The Mercantile Mutual    100.00
                                                                       Life Insurance Co. Ltd.
Erste Muggelpark GmbH &       KG         24.27   Germany               BHF Immobilien-GmbH       24.27
Co. KG
Eruca Belegging B.V.          B.V.      100.00   Netherlands           ING Bank Corporate       100.00
                                                                       Investments B.V.
Esbelto B.V.                  B.V.      100.00   Netherlands           ING Lease Structured     100.00
                                                                       Finance B.V.
Escorca B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
ESD Managers Limited          LLC        30.00   United Kingdom        BPEP Participations       30.00
                                                                       Limited
Esse Poort B.V.               B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Esvice B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Eula Bank                     S.A.        5.75   Belgium               Bank Brussel Lambert       5.75
                                                                       N.V.
Euro Re s.a.                  S.A.      100.00   Luxemburg             CEL Data Services S.A.   100.00
Euro Travellers Cheque        S.A.       20.00   Belgium               Bank Brussel Lambert      20.00
Belgium s.c.                                                           N.V.
Eurocasse S.I.M  s.p.a        SPA        43.00   Italy                 Bank Brussel Lambert      43.00
(Eurosim).                                                             N.V.
Euromoney Institutional       Plc.           -   United Kingdom        ?                             -
Investor Plc.
Europay Belgium S.C.          S.C.       17.50   Belgium               Bank Brussel Lambert      17.29   ING Bank (Belgium)    0.21
                                                                       N.V.                              N.V./S.A.
European and Asian Fund       S.A.      100.00   Luxemburg             Baring International     100.00
Management S.A.                                                        Investment Management
                                                                       Limited
European Overseas Issuing     Corp.      99.96   Luxemburg             Bank Brussel Lambert      99.96
Corp.                                                                  N.V.
Euroventures Benelux          S.A.        9.93   Netherlands           Bank Brussel Lambert       9.93
                                                                       N.V.
Euroventures Benelux Seed     S.A.        8.35   Netherlands           Bank Brussel Lambert       8.35
Fund                                                                   N.V.
Evangeline Real Estate        Ltd.      100.00   Canada                Equisure Financial       100.00
Services Limited                                                       Management Limited
Evangeline Securities         Ltd.      100.00   Canada                Equisure Financial       100.00
Limited                                                                Management Limited
Ex Aquarius                   ?              -   Netherlands           ?                             -
Excelsior Insurance Company   Inc.      100.00   United States of      ING U.S. P&C             100.00
                                                 America               Corporation

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Entero B.V.

Entorno B.V.
Envios B.V.
EpCorp Limited

Equi-Select Series Trust


Equisure Financial
Management Limited
Equisure Financial
Network, Inc.
Equisure Financial
Services Ltd.
Equisure Insurance
Services Ltd.
Equisure Mortgage Services
Ltd.
Equisure Securities Ltd.

Equisure Trust Company

Equitable American
Insurance Company

Equitable Life Insurance
Company of Iowa
Equitable of Iowa Companies

Equitable of Iowa Companies
Capital Trust
Equitable of Iowa Companies
Capital Trust II
Equity Finance S.A.

Eranthis Limited

Erinboa Pty Limited

Erste Muggelpark GmbH &
Co. KG
Eruca Belegging B.V.

Esbelto B.V.

Escorca B.V.
ESD Managers Limited

Esse Poort B.V.

Esvice B.V.
Eula Bank

Euro Re s.a.
Euro Travellers Cheque
Belgium s.c.
Eurocasse S.I.M  s.p.a
(Eurosim).
Euromoney Institutional
Investor Plc.
Europay Belgium S.C.

European and Asian Fund
Management S.A.

European Overseas Issuing
Corp.
Euroventures Benelux

Euroventures Benelux Seed
Fund
Evangeline Real Estate
Services Limited
Evangeline Securities
Limited
Ex Aquarius
Excelsior Insurance Company

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Exploitatie en                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij
Alja Eindhoven B.V.
Exploitatiemaatschappij       V.O.F.         -   Netherlands           B.V.                          -
Hotel Kurhaus v.o.f.                                                   Beleggingsmaatschappij
                                                                       Vinkendaal
Express America T.C. Corp     Corp.     100.00   United States of      ING Pilgrim Financial    100.00
                                                 America               Corporation
Extinto Belegging B.V.        B.V.      100.00   Netherlands           MBO Zuidplein II         100.00
                                                                       Holding B.V.
Extra Clearing B.V.           B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Extra Clearing GmbH           GmbH      100.00   Germany               Extra Clearing B.V.      100.00
F.R. Hoffschlag               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingen B.V.
F.S.M.G. Borghans Pensioen    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Fakkel en De Louw B.V.        B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Falcon Investment Company     Plc.           -   Ireland               ?                             -
Plc.
Falcon Market Fund Plc.       Plc.           -   Ireland               ?                             -
Familiale investerings        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Maatschappij F.I.M.
Farlita B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Fatum Schadeverzekering       N.V.       19.50   Surinam               ING Insurance             19.50
N.V.                                                                   International B.V.
Fatum Vermogensbeheer B.V.    B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Internationale
                                                                       Schadeverzekering N.V.
Favilan B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Felix Tigris B.V.             B.V.      100.00   Netherlands           NMB-Heller Holding N.V.  100.00
Fermont Assurantien B.V.      B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Ferri Lux. s.a.               S.A.       95.00   Luxemburg             Banque Bruxelles          95.00
                                                                       Lambert France S.A.
Ferri S.A.                    S.A.       99.47   France                Banque Bruxelles          99.47
                                                                       Lambert France S.A.
Ferri-Adalingue s.a.          S.A.       99.96   France                Ferri S.A.                99.96
Fidele Management B.V.        B.V.      100.00   Netherlands           BV Algemene              100.00

                                                                       Beleggingsmaatschappij
                                                                       CenE
                                                                       Bankiers
                                                                       N.V.
Fidencia B.V.                 B.V.      100.00   Netherlands           ING Groep N.V.           100.00
Fiducre sa                    S.A.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekmaatschappij
                                                                       N.V.
Fimbrios B.V.                 B.V.           -   Netherlands           ?                             -
FINAM Krediet B.V.            B.V.      100.00   Netherlands           Sentax Beheer B.V.       100.00
Financial Facilities          B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Management B.V.
Financial Network Investment            100.00   United States of      FNI International, Inc.  100.00
Corporation                                      America
Financial Northeastern        Corp.     100.00   United States of      ReliaStar Financial      100.00
Corp.                                            America               Corporation
Financial Northeastern        Inc.      100.00   United States of      ReliaStar Financial      100.00
Securities                                       America               Corporation
Financial Planning Hotline    Ltd.      100.00   Australia             Mercantile Mutual        100.00
Pty Limited                                                            Funds Management Ltd.
Financiere Atlas S.A.         S.A.       92.92   France                Berliner Handels- und     92.92
                                                                       Frankfurter Bank A G
Financierings Data Netwerk    B.V.           -   Netherlands           ?                             -
B.V.
Finantel B.V.                 B.V.      100.00   Netherlands           B.V.                     100.00
                                                                       Financieringsmaatschappij
                                                                       VOLA
Finanziaria ICCRI-BBL         SPA        50.00   Italy                 Bank Brussel Lambert      50.00
s.p.a.                                                                 N.V.
Finatlas Gestion S.A.         AG         92.76   France                Financiere Atlas S.A.     92.76
Finemij B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
FINPLUS Sp.Z.o.o.             Sp.Z.o.o   50.00   Poland                Bank Slaski S.A. w        50.00
                                                                       Katowicach
First Columbine Life          Inc.      100.00   United States of      ING America Insurance    100.00
Insurance Company                                America               Holdings, Inc
First Golden American Life    Inc.      100.00   United States of      Golden American life     100.00
Insurance Company of New                         America               Insurance Company
York

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Exploitatie en
Beleggingsmaatschappij
Alja Eindhoven B.V.
Exploitatiemaatschappij
Hotel Kurhaus v.o.f.

Express America T.C. Corp

Extinto Belegging B.V.

Extra Clearing B.V.
Extra Clearing GmbH
F.R. Hoffschlag
Beleggingen B.V.
F.S.M.G. Borghans Pensioen
B.V.
Fakkel en De Louw B.V.
Falcon Investment Company
Plc.
Falcon Market Fund Plc.
Familiale investerings
Maatschappij F.I.M.
Farlita B.V.
Fatum Schadeverzekering
N.V.
Fatum Vermogensbeheer B.V.


Favilan B.V.
Felix Tigris B.V.
Fermont Assurantien B.V.
Ferri Lux. s.a.

Ferri S.A.

Ferri-Adalingue s.a.
Fidele Management B.V.





Fidencia B.V.
Fiducre sa


Fimbrios B.V.
FINAM Krediet B.V.
Financial Facilities
Management B.V.
Financial Network Investment
Corporation
Financial Northeastern
Corp.
Financial Northeastern
Securities
Financial Planning Hotline
Pty Limited
Financiere Atlas S.A.

Financierings Data Netwerk
B.V.
Finantel B.V.


Finanziaria ICCRI-BBL
s.p.a.
Finatlas Gestion S.A.
Finemij B.V.
FINPLUS Sp.Z.o.o.

First Columbine Life
Insurance Company
First Golden American Life
Insurance Company of New
York

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
First ING Life Insurance      Inc.      100.00   United States of      Security Life of         100.00
Company of New York                              America               Denver Insurance
                                                                       Company
First Secured Mortgage        Corp.     100.00   United States of      Security Life of         100.00
Deposit Corp.                                    America               Denver Insurance
                                                                       Company
Fiseco N.V.                   N.V.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
Flexibel Beheer Utrecht       B.V.      100.00   Netherlands           BV Algemene              100.00
B.V.                                                                   Beleggingsmaatschappij
                                                                       CenE Bankiers N.V.
Florinth Financiele           B.V.      100.00   Netherlands           B.V. Algemene            100.00
Planning Consultancy B.V.                                              Beleggingsmaatschappij
                                                                       Reigerdaal
FNC Insurance Services,       Inc.      100.00   United States of      ReliaStar Financial      100.00
Inc.                                             America               Corporation
Foch Grande Armee s.n.c.      S.N.C     100.00   France                Banque Bruxelles         100.00
                                                                       Lambert France S.A.
Fokker Brasil B.V.            B.V.      100.00   Netherlands           ING Aircraft Lease B.V.  100.00
Fontioso B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Foppingadreef Leasing B.V.    B.V.      100.00   Netherlands           BV Maatschappij van      100.00
                                                                       Onroerende Goederen
                                                                       'Het Middenstandshuis'
Formid Management N.V.        Ltd.      100.00   Netherlands Antilles  ING Trust (Antilles) NV  100.00
Frabel S.A.                   S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert France S.A.
Frabu Immobilia B.V.          B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Francoa limited               Ltd.      100.00   United Kingdom        INGB Securities Client   100.00
                                                                       Services Limited
Franival S.A.                 S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert France S.A.
Frankfurt Consult GmbH        GmbH       97.09   Germany               Industrie-Beteiligungs-   97.09
                                                                       Gesellschaft mbH
Frankfurt Finanz-Software     GmbH       97.09   Germany               Berliner Handels- und     97.09
GmbH                                                                   Frankfurter Bank A G
Frankfurt Grundbesitz GmbH    GmbH       97.09   Germany               BHF Immobilien-GmbH       97.09
Frankfurter                   GnmH       97.09   Germany               Berliner Handels- und     97.09
Beteiligungs-Treuhand GmbH                                             Frankfurter Bank A G
Frankfurter                   GmbH       97.09   Germany               Berliner Handels- und     97.09
Vermogens-Treuhand GmbH                                                Frankfurter Bank A G
Frankfurt-TRUST               Gmbh       97.09   Germany               Berliner Handels- und     97.09
Investment-Gesellschaft mbH                                            Frankfurter Bank A G
Freehold B.V.                 B.V.      100.00   Netherlands           ING Support Holding      100.00
                                                                       B.V.
Freeler B.V.                  B.V.      100.00   Netherlands           Freehold B.V.            100.00
Friese Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Frischo Schoonebeek B.V.      B.V.           -   Netherlands           ?                             -
FSIP LLC                      LLC       100.00   United States of      Furman Selz Capital      100.00
                                                 America               Management LLC
Funfte Office                 KG         80.87   Germany               BHF Immobilien-GmbH       80.87
Grundstucksverwaltungsgesellschaft
mbH & Co. KG
Funjob Investments B.V.       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Furman Selz (Ireland) LLC     LLC       100.00   United States of      ING Merger LLC           100.00
                                     America
Furman Selz Advisors LLC      LLC       100.00   United States of      ING Merger LLC           100.00
                                     America
Furman Selz Capital LLC       LLC       100.00   United States of      ING Merger LLC           100.00
                                     America
Furman Selz Capital           LLC       100.00   United States of      ING Furman Selz Asset    100.00
Management LLC                                   America               Management LLC
Furman Selz Financial         LLC       100.00   United States of      ING Furman Selz Asset    100.00
Services LLC                                     America               Management LLC
Furman Selz Financial         LLC       100.00   United States of      Furman Selz (Ireland)    100.00
Services Unlimited                               America               LLC

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
First ING Life Insurance
Company of New York

First Secured Mortgage
Deposit Corp.

Fiseco N.V.
Flexibel Beheer Utrecht
B.V.

Florinth Financiele
Planning Consultancy B.V.

FNC Insurance Services,
Inc.
Foch Grande Armee s.n.c.

Fokker Brasil B.V.
Fontioso B.V.
Foppingadreef Leasing B.V.


Formid Management N.V.
Frabel S.A.

Frabu Immobilia B.V.

Francoa limited

Franival S.A.

Frankfurt Consult GmbH

Frankfurt Finanz-Software
GmbH
Frankfurt Grundbesitz GmbH
Frankfurter
Beteiligungs-Treuhand GmbH
Frankfurter
Vermogens-Treuhand GmbH
Frankfurt-TRUST
Investment-Gesellschaft mbH
Freehold B.V.

Freeler B.V.
Friese Poort B.V.

Frischo Schoonebeek B.V.
FSIP LLC

Funfte Office
Grundstucksverwaltungsgesellsc
mbH & Co. KG
Funjob Investments B.V.
Furman Selz (Ireland) LLC

Furman Selz Advisors LLC

Furman Selz Capital LLC

Furman Selz Capital
Management LLC
Furman Selz Financial
Services LLC
Furman Selz Financial
Services Unlimited

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Furman Selz Management Ltd.   Ltd.      100.00   United States of      ING Furman Selz Asset    100.00
                                                 America               Management LLC
Furman Selz Merchant          LLC       100.00   United States of      Furman Selz              100.00
Capital LLC                                      America               Proprietary, inc.
Furman Selz Proprietary,      Corp.     100.00   United States of      ING Merger LLC           100.00
inc.                                             America
Furman Selz Resources LLC     USD       100.00   United States of      Furman Selz              100.00
                                                 America               Proprietary, inc.
Furman Selz SBIC              LLC       100.00   United States of      Furman Selz              100.00
Investments LLC                                  America               Investments LLC
Furman Selz Trust Company     Corp.     100.00   United States of      ING Merger LLC           100.00
                                     America
G. Laterveer Beheer B.V.      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
G. R. Hutchison Insurance     Ltd.       50.00   Canada                Equisure Insurance        50.00
Brokers Ltd.                                                           Services Ltd.
G.I.E. ING Lease              S.A.      100.00   Guadeloupe            CW Lease France S.N.C.   100.00
G.J. van Geet Beheer B.V.     B.V.      100.00   Netherlands           B.V.                     100.00
                                                                       Financieringsmaatschappij
                                                                       VOLA
Gabela Belegging B.V.         B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Galax Limited                 Ltd.      100.00   United Kingdom        Barsec (International)   100.00
                                                                       Limited
Garlito B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Gateway One Office Venture    ?              -   United States of      ?                             -
                                     America
Gbr Citycenter Eilenburg      GbR        29.13   Germany               BHF Immobilien-GmbH       29.13
GbR Graf Stolberg & Partner   GbR        29.13   Germany               BHF Immobilien-GmbH       29.13
GbR                           GmbH       72.11   Germany               Deutsche                  72.11
Grundstucksgesellschaft                                                Hypothekenbank
Potsdam, Zeppelinstr.                                                  (Actien-Gesellschaft)
154-161
GBR Hamburg-Steindamm         GbR       100.00   Germany               Bouwonderneming AMER     100.00
                                                                       LII B.V.
GbR Kruppstr. 74              GbR        24.27   Germany               BHF Immobilien-GmbH       24.27
GbR Liegenschaft              GbR        48.54   Germany               BHF Immobilien-GmbH       48.54
Hainstrasse
GbR Michaelkirchstr. 16       GbR        48.54   Germany               BHF Immobilien-GmbH       48.54
GbR Objekt-und                GbR        95.14   Germany               Berliner Handels- und     95.14
Grundstucksgesellschaft                                                Frankfurter Bank A G
Franzosische Strasse 9-12
GbR Objekt-und                Gbr        48.54   Germany               BHF Immobilien-GmbH       48.54
Grundstucksgesellschaft
Jagerstr. 67/69
GbR Poststr. 12               GbR        48.54   Germany               BHF Immobilien-GmbH       48.54
GbR Rahmhofstrasse            GbR        92.23   Germany               Berliner Handels- und     92.23
                                                                       Frankfurter Bank A G
GEB Gesellschaft fur          GmbH       19.42   Germany               BHF Immobilien-GmbH       19.42
Gewerbebauten mbH
Gebler Agencies Ltd.          Ltd.      100.00   Canada                Barnabe & Saurette       100.00
                                                                       Insurance Brokers Ltd.
Gebrema Beheer B.V.           B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Geco Holding B.V.             B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Gefinac sa                    S.A.      100.00   Belgium               RVS verzekeringen N.V.   100.00
Gehespitz-Burohaus            GmbH       97.09   Germany               Frankfurt Grundbesitz     97.09
Verwaltungs-GmbH                                                       GmbH
Gelderse Discount             B.V.      100.00   Netherlands           B.V.                     100.00
Maatschappij B.V.                                                      Financieringsmaatschappij
                                                                       VOLA
Gelderse Poort B.V.           B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Gele Poort B.V.               B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Genesis Healthcare Sdn.       Berhad    100.00   Malaysia              Daya Aetna (Malaysia)    100.00
Bhd.                                                                   Sdn. Bhd.
Georgia US Capital inc.       Inc.      100.00   United States of      ING America Life         100.00
                                                 America               Corporation
Gerac  s.c.                   S.A.        5.00   Belgium               Bank Brussel Lambert       5.00
                                                                       N.V.
German Equity Partners B.V.   GmbH       30.29   Netherlands           BHF Finance               30.29
                                                                       (Nederlands) B.V.
German Equity Partners II     KG         18.53   United Kingdom        Industrie-Beteiligungs-   18.53
LP                                                                     Gesellschaft mbH
Germs Beleggingen B.V.        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Gestion Mobiliere             S.A.       80.06   Luxemburg             CEL Data Services s.a.    80.06
Internationale S.A.
GfA-Gesellschaft fur          GmbH       26.71   Germany               Deutsche                  26.71
Anwendungssoftware mbH                                                 Hypothekenbank
                                                                       (Actien-Gesellschaft)
GIL 1997 (Windkracht) B.V.    B.V.      100.00   Netherlands           Groen Lease B.V.         100.00
GIL Bravo B.V.                B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Furman Selz Management Ltd.

Furman Selz Merchant
Capital LLC
Furman Selz Proprietary,
inc.
Furman Selz Resources LLC

Furman Selz SBIC
Investments LLC
Furman Selz Trust Company

G. Laterveer Beheer B.V.
G. R. Hutchison Insurance
Brokers Ltd.
G.I.E. ING Lease
G.J. van Geet Beheer B.V.


Gabela Belegging B.V.
Galax Limited

Garlito B.V.
Gateway One Office Venture

Gbr Citycenter Eilenburg
GbR Graf Stolberg & Partner
GbR
Grundstucksgesellschaft
Potsdam, Zeppelinstr.
154-161
GBR Hamburg-Steindamm

GbR Kruppstr. 74
GbR Liegenschaft
Hainstrasse
GbR Michaelkirchstr. 16
GbR Objekt-und
Grundstucksgesellschaft
Franzosische Strasse 9-12
GbR Objekt-und
Grundstucksgesellschaft
Jagerstr. 67/69
GbR Poststr. 12
GbR Rahmhofstrasse

GEB Gesellschaft fur
Gewerbebauten mbH
Gebler Agencies Ltd.

Gebrema Beheer B.V.
Geco Holding B.V.
Gefinac sa
Gehespitz-Burohaus
Verwaltungs-GmbH
Gelderse Discount
Maatschappij B.V.

Gelderse Poort B.V.

Gele Poort B.V.

Genesis Healthcare Sdn.
Bhd.
Georgia US Capital inc.

Gerac  s.c.

German Equity Partners B.V.

German Equity Partners II
LP
Germs Beleggingen B.V.
Gestion Mobiliere
Internationale S.A.
GfA-Gesellschaft fur
Anwendungssoftware mbH

GIL 1997 (Windkracht) B.V.
GIL Bravo B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
GLO Investments Ltd.          Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
GNI Global Financials Fund    Plc.           -   Ireland               ?                             -
Ireland Plc.
Godfrey & Jolin Ltd.          Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
Golden American Life                    100.00   United States of      Equitable of Iowa        100.00
Insurance Company                                America               Companies, Inc.
Gornoslaski Towarzystwo       S.A.       10.36   Poland                Bank Slaski S.A. w        10.36
Lotnicze S.A.                                                          Katowicach
Gothia Estate II B.V.         B.V.      100.00   Netherlands           CW Lease Nederland BV    100.00
Grabenstrasse Staete B.V.     B.V.      100.00   Netherlands           ING Verzekeringen N.V.   100.00
Graf Stolberg Zingst          GbR        38.83   Germany               BHF Immobilien-GmbH       38.83
Grundstucksgesellschaft GbR
Granite Investment Services   Inc.      100.00   United States of      PrimeVest Financial      100.00
                                                 America               Services, Inc.
Granity Shipping N.V.         N.V.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
Graphic Lease B.V.            B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
Grassmere Limited             Ltd.      100.00   Hong Kong             INGB Securities Client   100.00
                                                                       Services Limited
Green Assets B.V.             B.V.      100.00   Netherlands           ING Lease Structured     100.00
                                                                       Finance B.V.
Greenlease s.a.               S.A.      100.00   Luxemburg             CEL Data Services s.a.   100.00
Gregoire Begin Brunet et      Inc.      100.00   Canada                Page Matteau et          100.00
Associes inc.                                                          associes inc.
Grejama B.V.                  B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
Greuters Onroerend Goed       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Maatschappij B.V.
Grijze Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Groen Lease B.V.              B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
Grondpoort I B.V.             B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Grondpoort II B.V.            B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Grondpoort III B.V.           B.V.      100.00   Netherlands           ING Vastgoed B.V.        100.00
Grondpoort IV B.V.            B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Groninger Poort B.V.          B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Groningsche Hypotheekbank     N.V.      100.00   Netherlands           Hypotheekbank            100.00
N.V.                                                                   Maatschappij voor
                                                                       Hypothecaire Crediet
                                                                       N.V.
Grote Markt Staete B.V.       B.V.       54.69   Netherlands           BOZ B.V.                  54.69
Grundstuckgesellschaft        GbR        24.27   Germany               BHF Immobilien-GmbH       24.27
Wittenberger Strasse GbR
Guaranty Brokerage            Inc.      100.00   United States of      PrimeVest Financial      100.00
Services, Inc. (FKA Split                        America               Services, Inc.
Rock Financial)
Guernsey International        Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
Fund Managers Limited                                                  Management Ltd.
H. van Duinen Beheer B.V.     B.V.      100.00   Netherlands           ING Prena B.V.           100.00
H. van Veeren B.V.            B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Schadeverzekering
                                                                       Maatschappij N.V.
H.G. van der Most Beheer      B.V.       67.62   Netherlands           ING Prena B.V.            67.62
B.V.
H.J.M. Insurance Brokers      Inc.       50.00   Canada                Equisure Insurance        50.00
(Ontario) Inc.                                                         Services Ltd.
Hagendoorn Assurantien B.V.   B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Hamgia Beheer B.V.            B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Handamar Corporation          Corp.     100.00   Panama                Handamar N.V.            100.00
Handamar N.V.                 N.V.      100.00   Netherlands Antilles  Bank Mendes Gans N.V.    100.00
Handelsonderneming E. Spee    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Handlowy - Heller sa          S.A.       50.00   Poland                NMB-Heller Holding N.V.   50.00
Hanel B.V.                    B.V.           -   Netherlands           ?                             -
Harding Hall & Graburne       Inc.      100.00   Canada                Equisure Financial       100.00
Insurance Inc.                                                         Network, Inc.
Harrison & Associes           Inc.      100.00   Canada                Equisure Financial       100.00
Assurance Inc.                                                         Network, Inc.
Harvidio B.V.                 B.V.      100.00   Netherlands           ING Groep N.V.           100.00

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
GLO Investments Ltd.

GNI Global Financials Fund
Ireland Plc.
Godfrey & Jolin Ltd.

Golden American Life
Insurance Company
Gornoslaski Towarzystwo
Lotnicze S.A.
Gothia Estate II B.V.
Grabenstrasse Staete B.V.
Graf Stolberg Zingst
Grundstucksgesellschaft GbR
Granite Investment Services

Granity Shipping N.V.
Graphic Lease B.V.

Grassmere Limited

Green Assets B.V.

Greenlease s.a.
Gregoire Begin Brunet et
Associes inc.
Grejama B.V.

Greuters Onroerend Goed
Maatschappij B.V.
Grijze Poort B.V.

Groen Lease B.V.

Grondpoort I B.V.

Grondpoort II B.V.

Grondpoort III B.V.
Grondpoort IV B.V.

Groninger Poort B.V.

Groningsche Hypotheekbank
N.V.


Grote Markt Staete B.V.
Grundstuckgesellschaft
Wittenberger Strasse GbR
Guaranty Brokerage
Services, Inc. (FKA Split
Rock Financial)
Guernsey International
Fund Managers Limited
H. van Duinen Beheer B.V.
H. van Veeren B.V.


H.G. van der Most Beheer
B.V.
H.J.M. Insurance Brokers
(Ontario) Inc.
Hagendoorn Assurantien B.V.
Hamgia Beheer B.V.
Handamar Corporation
Handamar N.V.
Handelsonderneming E. Spee
B.V.
Handlowy - Heller sa
Hanel B.V.
Harding Hall & Graburne
Insurance Inc.
Harrison & Associes
Assurance Inc.
Harvidio B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Haussmann les Bruyer          S.A.        4.95   France                Banque Bruxelles           4.95
                                                                       Lambert France S.A.
Hazo Immobilia B.V.           B.V.      100.00   Netherlands           JUZA Onroerend Goed      100.00
                                                                       B.V.
Healey Insurance              Ltd.      100.00   Canada                Equisure Financial       100.00
Consultants Ltd.                                                       Network, Inc.
Heitkamp & Spit               B.V.      100.00   Netherlands           B.V. Algemene            100.00
Assurantien B.V.                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Heiwa Information Centre                  4.40   Japan                 The Aetna Heiwa Life       4.40
                                                                       Insurance Company
                                                                       Limited
Heller Bank A.G.              A.G.      100.00   Germany               Heller GmbH              100.00
Heller Finanz GmbH            GmbH      100.00   Germany               Heller GmbH              100.00
Heller GmbH                   GmbH      100.00   Germany               NMB-Heller Holding N.V.  100.00
Helo Immobilia B.V.           B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Henry F. Holding B.V.         B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Heracles -                    s.c.        5.19   Belgium               Sogerfin s.a.              5.19
Entr.Empl.Ens.-s.c
Hercules Beheer B.V.          B.V.      100.00   Netherlands           BV Algemene              100.00

                                                                       Beleggingsmaatschappij
                                                                       CenE
                                                                       Bankiers
                                                                       N.V.
Het Dijkhuis B.V.             B.V.      100.00   Netherlands           De Springelberg B.V.     100.00
Het Klaverblad B.V.           B.V.           -   Netherlands           ?                             -
Hilschip B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Hirando B.V.                  B.V.      100.00   Netherlands           ING Lease Structured     100.00
                                                                       Finance B.V.
Hoftoren Vastgoed B.V.        B.V.      100.00   Netherlands           Hoftoren Vastgoed        100.00
                                                                       Holding B.V.
Hoftoren Vastgoed Grond       B.V.      100.00   Netherlands           Hoftoren Vastgoed        100.00
B.V.                                                                   Holding B.V.
Hoftoren Vastgoed Holding     B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Ontwikkeling B.V.
Hokabe Lease B.V.             B.V.      100.00   Netherlands           ING Lease Structured     100.00
                                                                       Finance B.V.
Holding J.W.G. Huijbregts     B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Holding Schildersbedrijf      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
West-Friesland B.V.
Holding Schuiling B.V.        B.V.       94.00   Netherlands           ING Prena B.V.            94.00
Holendrecht                   B.V.      100.00   Netherlands           Westland/Utrecht         100.00
Gemeenschappelijk Beheer                                               Leasing B.V.
B.V.
Holendrecht Parking B.V.      B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Holland Park SP.z.o.o.        SpZoo     100.00   Poland                Holding Wars P.R.W.      100.00
                                                                       S.A.
Hollandsche Hypotheekbank     N.V.      100.00   Netherlands           Nationale                100.00
N.V.                                                                   Hypotheekbank N.V.
Hollandse Poort B.V.          B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Honesto B.V.                  B.V.           -   Netherlands           ?                             -
Hoogoorddreef I B.V.          B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
                                                                       Interfinance B.V.
Hope B.V.                     B.V.      100.00   Netherlands           Oostermij B.V.           100.00
Hospitalet                    ?          49.90   Spain                 MBO LaFarga S.A.          49.90
Huei-Hong Securities Co.      Ltd.       20.00   Taiwan                Aetna Heart Investment    20.00
Ltd.                                                                   Holdings Limited
Humada B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Huta "Batory" SA              S.A.       10.19   Poland                Bank Slaski S.A. w        10.19
                                                                       Katowicach
Huta "Jednosc" SA             S.A.        6.10   Poland                Bank Slaski S.A. w         6.10
                                                                       Katowicach
Hypothecair Belang            N.V.      100.00   Netherlands           Westland/Utrecht         100.00
Gaasperdam I N.V.                                                      Hypotheekbank N.V.
Hypotheekbank Maatschappij    N.V.      100.00   Netherlands           Westlandsche Hypotheek   100.00
voor Hypothecaire Crediet                                              N.V.
N.V.
Hypotheekbank voor            N.V.      100.00   Netherlands           Algemeene                100.00
Nederland II N.V.                                                      Waarborgmaatschappij
                                                                       N.V.
Hypotheekbank voor            N.V.      100.00   Netherlands           Algemeene                100.00
Nederland N.V.                                                         Waarborgmaatschappij
                                                                       N.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
Haussmann les Bruyer

Hazo Immobilia B.V.

Healey Insurance
Consultants Ltd.
Heitkamp & Spit
Assurantien B.V.

Heiwa Information Centre


Heller Bank A.G.
Heller Finanz GmbH
Heller GmbH
Helo Immobilia B.V.

Henry F. Holding B.V.

Heracles -
Entr.Empl.Ens.-s.c
Hercules Beheer B.V.





Het Dijkhuis B.V.
Het Klaverblad B.V.
Hilschip B.V.
Hirando B.V.

Hoftoren Vastgoed B.V.

Hoftoren Vastgoed Grond
B.V.
Hoftoren Vastgoed Holding
B.V.
Hokabe Lease B.V.

Holding J.W.G. Huijbregts
B.V.
Holding Schildersbedrijf
West-Friesland B.V.
Holding Schuiling B.V.
Holendrecht
Gemeenschappelijk Beheer
B.V.
Holendrecht Parking B.V.

Holland Park SP.z.o.o.

Hollandsche Hypotheekbank
N.V.
Hollandse Poort B.V.

Honesto B.V.
Hoogoorddreef I B.V.

Hope B.V.
Hospitalet
Huei-Hong Securities Co.
Ltd.
Humada B.V.
Huta "Batory" SA

Huta "Jednosc" SA

Hypothecair Belang
Gaasperdam I N.V.
Hypotheekbank Maatschappij
voor Hypothecaire Crediet
N.V.
Hypotheekbank voor
Nederland II N.V.

Hypotheekbank voor
Nederland N.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
I.R.G. S.A.                   S.A.       24.49   Belgium               Bank Brussel Lambert      24.49
                                                                       N.V.
IB Holdings LLC               LLC       100.00   United States of      ReliaStar Financial      100.00
                                                 America               Coporation
IBIV                          GmbH       24.17   Germany               Industrie-Beteiligungs-   24.17
Beteiligungsgesellschaft                                               Gesellschaft mbH
mbH
IBIV                          GmbH       11.60   Germany               Bfl-                      11.60
Beteiligungsgesellschaft                                               Beteiligungsgesellschaft
mbH                                                                    fur Industriewerte mbH
ICC Heller Ltd.               Ltd.       50.00   Ireland               NMB-Heller Holding N.V.   50.00
Idaval s.a.                   S.A.      100.00   France                Banque Bruxelles         100.00
                                                                       Lambert  France  s.a.
Idrax Holding Ltd.            Ltd.      100.00   United Kingdom        Banque Bruxelles         100.00
                                                                       Lambert  Suisse  s.a.
Iena Vastgoed B.V.            B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Iepe Poort B.V.               B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
IFG Advisory Services, Inc.   Inc.      100.00   United States of      Investors Financial      100.00
                                                 America               Group, Inc.
IFG Advisory, Inc.            Inc.      100.00   United States of      Investors Financial      100.00
                                                 America               Group, Inc.
IFG Agency, Inc.              Inc.      100.00   United States of      Investors Financial      100.00
                                                 America               Group, Inc.
IFG Brokerage Corp.           Corp.     100.00   United States of      Investors Financial      100.00
                                                 America               Group, Inc.
IFG Insurance Agency of       Inc.      100.00   United States of      IFG Agency, Inc.         100.00
Massachusetts, Inc.                              America
IFG Insurance Services of     Inc.      100.00   United States of      IFG Agency, Inc.         100.00
Alabama, Inc.                                    America
IFG Insurance Services,       Inc.      100.00   United States of      Investors Financial      100.00
Inc.                                             America               Group, Inc.
IFG Network Securities,       Inc.      100.00   United States of      Investors Financial      100.00
Inc.                                             America               Planning, Inc.
IFG Network, Inc.             Inc.      100.00   United States of      Investors Financial      100.00
                                                 America               Group, Inc.
IFG Services, Inc.            Inc.      100.00   United States of      Investors Financial      100.00
                                                 America               Group, Inc.
IFSC                          GmbH      100.00   Germany               ING Lease Deutschland    100.00
Beteiligungsgesellschaft                                               GmbH
GmbH
Imbricata B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Immo "De Hertoghe" N.V.       N.V.      100.00   Belgium               Fiducre SA               100.00
Immo Management Services      S.A.      100.00   Belgium               Arnhem Staete B.V.       100.00
s.a.
Immo Property Den Bosch       B.V.           -   Netherlands           ?                             -
B.V.
Immo Property                 B.V.           -   Netherlands           ?                             -
International B.V.
Immo Property Nederland       B.V.           -   Netherlands           ?                             -
B.V.
Immo Property Tripolis B      B.V.      100.00   Netherlands           ING Vastgoed Belegging   100.00
B.V.                                                                   B.V.
Immo Property Zwolle B.V.     B.V.           -   Netherlands           ?                             -
Immocarmes  s.a.              S.A.       99.91   Belgium               CEL Data Services s.a.    14.96   Bank Brussel         84.95
                                                                                                         Lambert N.V.
Immogerance S.A.              S.A.      100.00   France                BOZ B.V.                 100.00
Immomanda s.a.                S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
Imocumpre                     ?              -   Portugal              ?
Impercia B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Incassobureau Fiditon B.V.    B.V.      100.00   Netherlands           InterAdvies N.V.         100.00
Indiana Insurance Company     Inc.      100.00   United States of      ING U.S. P&C             100.00
                                                 America               Corporation
Indonea B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Industrie-Beteiligungs-       GmbH       97.09   Germany               Berliner Handels- und     97.09
Gesellschaft mbH                                                       Frankfurter Bank A G
Industry Retirement Limited   Ltd.      100.00   Australia             Armstrong Jones Life     100.00
                                                                       Assurance Limited
Info- und                     GmbH      100.00   Germany               Heller GmbH              100.00
Beratungsunternehmen GmbH
Infotrade N.V.                N.V.       33.33   Belgium               Bank Brussel Lambert      33.33
                                                                       N.V.
ING (Antilles) portfolio      Ltd.      100.00   Netherlands Antilles  Ingress N.V.             100.00
management N.V.
ING (Holland) Aircraft        B.V.      100.00   Netherlands           ING Lease                100.00
Lease B.V.                                                             International
                                                                       Equipment Management
                                                                       B.V.
ING (U.S.) Capital            Corp      100.00   United States of      ING (U.S.) Financial     100.00
Financial Holdings LLC                           America               Holdings Corporation
ING (U.S.) Capital            Inc.      100.00   United States of      ING (U.S.) Capital       100.00
Investors Holdings, inc.                         America               Financial Holdings LLC

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
I.R.G. S.A.

IB Holdings LLC

IBIV
Beteiligungsgesellschaft
mbH
IBIV
Beteiligungsgesellschaft
mbH
ICC Heller Ltd.
Idaval s.a.

Idrax Holding Ltd.

Iena Vastgoed B.V.
Iepe Poort B.V.

IFG Advisory Services, Inc.

IFG Advisory, Inc.

IFG Agency, Inc.

IFG Brokerage Corp.

IFG Insurance Agency of
Massachusetts, Inc.
IFG Insurance Services of
Alabama, Inc.
IFG Insurance Services,
Inc.
IFG Network Securities,
Inc.
IFG Network, Inc.

IFG Services, Inc.

IFSC
Beteiligungsgesellschaft
GmbH
Imbricata B.V.
Immo "De Hertoghe" N.V.
Immo Management Services
s.a.
Immo Property Den Bosch
B.V.
Immo Property
International B.V.
Immo Property Nederland
B.V.
Immo Property Tripolis B
B.V.
Immo Property Zwolle B.V.
Immocarmes  s.a.

Immogerance S.A.
Immomanda s.a.

Imocumpre
Impercia B.V.
Incassobureau Fiditon B.V.
Indiana Insurance Company

Indonea B.V.
Industrie-Beteiligungs-
Gesellschaft mbH
Industry Retirement Limited

Info- und
Beratungsunternehmen GmbH
Infotrade N.V.

ING (Antilles) portfolio
management N.V.
ING (Holland) Aircraft
Lease B.V.


ING (U.S.) Capital
Financial Holdings LLC
ING (U.S.) Capital
Investors Holdings, inc.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING (U.S.) Capital LLC        LLC       100.00   United States of      ING (U.S.) Capital       100.00
                                                 America               Financial Holdings LLC
ING (U.S.) Financial          Corp.     100.00   United States of      ING Bank N.V.            100.00
Holdings Corporation                             America
ING (U.S.) Financial          Corp.     100.00   United States of      ING (U.S.) Financial     100.00
Services Corporation                             America               Holdings Corporation
ING (U.S.) Funding            Corp.     100.00   United States of      ING Bank N.V.            100.00
Corporation                                      America
ING (U.S.) Investment         Corp.     100.00   United States of      ING (U.S.) Capital LLC   100.00
Corporation                                      America
ING (U.S.) Real Estate        Inc.      100.00   United States of      ING Baring (U.S.)        100.00
Investors, inc                                   America               Capital LLC
ING (U.S.) Securities,        Inc.      100.00   United States of      ING (U.S.) Financial     100.00
Futures & Options, inc                           America               Holdings Corporation
ING Advisors Network          Inc.      100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
ING Agaathbank I B.V.         B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
ING Agaathbank II B.V.        B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
ING Agaathbank III B.V.       B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
ING Agaathbank IV B.V.        B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
ING Agaathbank V  B.V.        B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
ING Agenzia Assicurativa      S.p.A     100.00   Italy                 ING Sviluppo             100.00
S.p.A                                                                  Finanziaria S.p.A.
ING Aircraft Lease B.V.       B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
ING AM Interfinance           Inc.      100.00   Netherlands           ING Verzekeringen N.V.   100.00
Services B.V.
ING America Equities, Inc.    Inc.      100.00   United States of      Security Life of         100.00
                                                 America               Denver Insurance
                                                                       Company
ING America Insurance         Inc.      100.00   United States of      ING Verzekeringen N.V.   100.00
Holdings, Inc.                                   America
ING America Life              Inc.      100.00   United States of      ING America Insurance    100.00
Corporation                                      America               Holdings, Inc.
ING Asset Management          Ltd.      100.00   Singapore             ING Merchant Bank        100.00
(Singapore) Ltd.                                                       (Singapore) Limited
ING Asset Management B.V.     B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
                                                                       Interfinance B.V.
ING Asset Management          B.V.      100.00   Netherlands           ING Groep N.V.           100.00
Holdings B.V.
ING Australia Ltd.            Ltd.      100.00   Australia             ING Insurance            100.00
                                                                       International B.V.
ING Aviation Lease B.V.       B.V.      100.00   Netherlands           ING Lease                100.00
                                                                       International
                                                                       Equipment Finance BV
ING Bank (Belgium)            N.V.      100.00   Belgium               Bank Brussel Lambert     100.00
N.V./S.A.                                                              N.V.
ING Bank (Eurasia)            N.V.      100.00   Russia                ING Bank N.V.            100.00
ING Bank (Eurasia) USD        N.V.       70.00   Russia                ING Bank N.V.             70.00
gedeelte
ING Bank (Hungary) Rt.        Ltd.      100.00   Hungary               ING Bank N.V.            100.00
ING Bank (Luxembourg) S.A.    S.A.        0.50   Luxemburg             ING Bank N.V.              0.50
ING Bank (Schweiz) A.G.       A.G.      100.00   Switzerland           ING Bank N.V.            100.00
ING Bank (Uruguay) S.A.       S.A.      100.00   Uruguay               ING Bank N.V.            100.00
ING Bank Australia Limited    Ltd.      100.00   Australia             ING Bank N.V.            100.00
ING Bank                      N.V.           -   Netherlands           ?                             -
CommunicatieTechnologie
Fonds N.V.
ING Bank Corporate            B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Investments B.V.
ING Bank Dutch Fund N.V.      N.V.           -   Netherlands           ?                             -
ING Bank Dutch Services       N.V.           -   Netherlands           ?                             -
Fund N.V.
ING Bank Duurzaam             N.V.           -   Netherlands           ?                             -
Rendement Fonds N.V.
ING Bank Emerging Eastern     N.V.           -   Netherlands           ?                             -
Fund N.V.
ING Bank Euro Obligatie       N.V.           -   Netherlands           ?                             -
Fonds N.V.
ING Bank Europe Fund N.V.     N.V.           -   Netherlands           ?                             -

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
ING (U.S.) Capital LLC

ING (U.S.) Financial
Holdings Corporation
ING (U.S.) Financial
Services Corporation
ING (U.S.) Funding
Corporation
ING (U.S.) Investment
Corporation
ING (U.S.) Real Estate
Investors, inc
ING (U.S.) Securities,
Futures & Options, inc
ING Advisors Network

ING Agaathbank I B.V.

ING Agaathbank II B.V.

ING Agaathbank III B.V.

ING Agaathbank IV B.V.

ING Agaathbank V  B.V.

ING Agenzia Assicurativa
S.p.A
ING Aircraft Lease B.V.
ING AM Interfinance
Services B.V.
ING America Equities, Inc.


ING America Insurance
Holdings, Inc.
ING America Life
Corporation
ING Asset Management
(Singapore) Ltd.
ING Asset Management B.V.

ING Asset Management
Holdings B.V.
ING Australia Ltd.

ING Aviation Lease B.V.


ING Bank (Belgium)
N.V./S.A.
ING Bank (Eurasia)
ING Bank (Eurasia) USD
gedeelte
ING Bank (Hungary) Rt.
ING Bank (Luxembourg) S.A.
ING Bank (Schweiz) A.G.
ING Bank (Uruguay) S.A.
ING Bank Australia Limited
ING Bank
CommunicatieTechnologie
Fonds N.V.
ING Bank Corporate
Investments B.V.
ING Bank Dutch Fund N.V.
ING Bank Dutch Services
Fund N.V.
ING Bank Duurzaam
Rendement Fonds N.V.
ING Bank Emerging Eastern
Fund N.V.
ING Bank Euro Obligatie
Fonds N.V.
ING Bank Europe Fund N.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Bank European Small       N.V.           -   Netherlands           ?                             -
Caps Fund N.V.
ING Bank Farmacie Fonds       N.V.           -   Netherlands           ?                             -
N.V.
ING Bank Financials Fund      N.V.           -   Netherlands           ?                             -
N.V.
ING Bank Fondsen Beheer       B.V.      100.00   Netherlands           ING Bank N.V.            100.00
B.V.
ING Bank Geldmarkt Fonds      N.V.           -   Netherlands           ?                             -
N.V.
ING Bank Global Fund N.V.     N.V.           -   Netherlands           ?                             -
ING Bank Hoog Dividend        N.V.           -   Netherlands           ?                             -
Aandelen Fonds N.V.
ING Bank Hypotheken N.V.      N.V.      100.00   Netherlands           Utrechtse                100.00
                                                                       Hypotheekbank N.V.
ING Bank I.T. Fund N.V.       N.V.           -   Netherlands           ?                             -
ING Bank Internet Fund N.V.   N.V.           -   Netherlands           ?                             -
ING Bank Japan Fund N.V.      N.V.           -   Netherlands           ?                             -
ING Bank Luxfund              S.A.        0.02   Luxemburg             ING Bank N.V.              0.02
Management S.A.
ING Bank Mezzaninefonds       N.V.      100.00   Netherlands           ING Bank Corporate       100.00
B.V.                                                                   Investments B.V.
ING Bank N.V.                 N.V.      100.00   Netherlands           ING Groep N.V.           100.00
ING Bank North America        N.V.           -   Netherlands           ?                             -
Fund N.V.
ING Bank Obligatie Fonds      N.V.           -   Netherlands           ?                             -
N.V.
ING Bank of Australia Ltd.    Ltd.      100.00   Australia             ING Bank N.V.            100.00
ING Bank of Canada            Ltd.      100.00   Canada                ING Bank N.V.            100.00
ING Bank Onroerend Goed       N.V.           -   Netherlands           ?                             -
Aandelen Fonds N.V.
ING Bank Participatie PPM     B.V.      100.00   Netherlands           ING Bank Corporate       100.00
B.V.                                                                   Investments B.V.
ING Bank Rentegroei Fonds     N.V.           -   Netherlands           ?                             -
N.V.
ING Bank Spaardividend        B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Fonds Beheer B.V.
ING Bank Spaardividend        N.V.           -   Netherlands           ?                             -
Fonds N.V.
ING Bank Ukraine              ?         100.00   Ukraine               ING Bank N.V.            100.00
ING Bank Vastgoed Fonds       N.V.      100.00   Netherlands           ING Bank N.V.            100.00
B.V.
ING Bank Vastgoed             B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Management B.V.
ING Bank Verre Oosten         B.V.           -   Netherlands           ?                             -
Fonds N.V.
ING Baring (U.S.) Capital     Corp.     100.00   United States of      ING Baring (U.S.)        100.00
LLC                                              America               Financial Holdings LLC
ING Baring (U.S.) Capital     Inc.      100.00   United States of      ING Baring (U.S.)        100.00
Markets inc                                      America               Financial Holdings LLC
ING Baring (U.S.)             Corp      100.00   United States of      ING (U.S.) Financial     100.00
Financial Holdings LLC                           America               Holdings Corporation
ING Baring Capital Markets    A.S.      100.00   Czech Republic        ING Bank N.V.            100.00
(C.R.), a.s.
ING Baring Chile Limitada     Ltd.a     100.00   Chile                 Barsec (International)   100.00
                                                                       Limited
ING Baring Data Limited       Ltd.      100.00   United Kingdom        ING Baring Securities    100.00
                                                                       Services Limited
ING Baring Far East           Ltd.      100.00   Hong Kong             ING Baring Securities    100.00
Nominees Limited                                                       (Hong Kong) Ltd
ING Baring Financial          unLtd.    100.00   United Kingdom        ING Bank N.V.            100.00
Products
ING Baring Grupo              S.A.      100.00   Mexico                ING (U.S.) Financial     100.00
Financiero (Mexico) S.A.                                               Services Corporation
de C.V.
ING Baring Holding            B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Nederland B.V.
ING Baring Holdings Limited   Ltd.      100.00   United Kingdom        ING Baring Holding       100.00
                                                                       Nederland B.V.
ING Baring Institutional &    B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Government Advisory
Services B.V.
ING Baring International      Ltd.       48.60   Thailand              Barsec (International)    48.60
Advisers Limited                                                       Limited
ING Baring International      Ltd.      100.00   Singapore             Barsec (International)   100.00
Pte Ltd.                                                               Limited
ING Baring Investment         ZAO       100.00   Russia                ING Bank N.V.            100.00
(Eurasia) ZAO
ING Baring Management         Ltd.      100.00   Singapore             INGB Dormant Holding     100.00
Services Pte Ltd.                                                      Company Limited

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
ING Bank European Small
Caps Fund N.V.
ING Bank Farmacie Fonds
N.V.
ING Bank Financials Fund
N.V.
ING Bank Fondsen Beheer
B.V.
ING Bank Geldmarkt Fonds
N.V.
ING Bank Global Fund N.V.
ING Bank Hoog Dividend
Aandelen Fonds N.V.
ING Bank Hypotheken N.V.

ING Bank I.T. Fund N.V.
ING Bank Internet Fund N.V.
ING Bank Japan Fund N.V.
ING Bank Luxfund
Management S.A.
ING Bank Mezzaninefonds
B.V.
ING Bank N.V.
ING Bank North America
Fund N.V.
ING Bank Obligatie Fonds
N.V.
ING Bank of Australia Ltd.
ING Bank of Canada
ING Bank Onroerend Goed
Aandelen Fonds N.V.
ING Bank Participatie PPM
B.V.
ING Bank Rentegroei Fonds
N.V.
ING Bank Spaardividend
Fonds Beheer B.V.
ING Bank Spaardividend
Fonds N.V.
ING Bank Ukraine
ING Bank Vastgoed Fonds
B.V.
ING Bank Vastgoed
Management B.V.
ING Bank Verre Oosten
Fonds N.V.
ING Baring (U.S.) Capital
LLC
ING Baring (U.S.) Capital
Markets inc
ING Baring (U.S.)
Financial Holdings LLC
ING Baring Capital Markets
(C.R.), a.s.
ING Baring Chile Limitada

ING Baring Data Limited

ING Baring Far East
Nominees Limited
ING Baring Financial
Products
ING Baring Grupo
Financiero (Mexico) S.A.
de C.V.
ING Baring Holding
Nederland B.V.
ING Baring Holdings Limited

ING Baring Institutional &
Government Advisory
Services B.V.
ING Baring International
Advisers Limited
ING Baring International
Pte Ltd.
ING Baring Investment
(Eurasia) ZAO
ING Baring Management
Services Pte Ltd.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Baring Nominees           Ltd.      100.00   Singapore             ING Baring Securities    100.00
(Singapore) Pte Ltd.                                                   (Singapore) Pte Ltd
ING Baring Operational        Ltd.      100.00   Hong Kong             Barsec (International)   100.00
Services (Taiwan) Limited                                              Limited
ING Baring Research           Bhd.      100.00   Malaysia              ING Baring Securities    100.00
(Malaysia) Sdn. Bhd.                                                   (Singapore) Pte Ltd
ING Baring Research Limited   Ltd.      100.00   Hong Kong             INGB Dormant Holding     100.00
                                                                       Company Limited
ING Baring Securities         Ltd.a     100.00   Colombia              ING Barings Limited      100.00
(Andean Pact) Ltda.
ING Baring Securities         S.A.      100.00   France                Barsec (International)   100.00
(France ) S.A.                                                         Limited
ING Baring Securities         Ltd.      100.00   Hong Kong             Barsec (International)   100.00
(Hong Kong) Ltd.                                                       Limited
ING Baring Securities         Rt        100.00   Hungary               ING Bank N.V.            100.00
(Hungary) Rt.
ING Baring Securities         Ltd.       56.25   India                 ING Barings India         56.25
(India) Pvt. Ltd.                                                      Private Limited
ING Baring Securities         Ltd.      100.00   Japan                 ING Baring Holding       100.00
(Japan) Limited                                                        Nederland B.V.
ING Baring Securities         Ltd.      100.00   Hong Kong             INGB Dormant Holding     100.00
(Overseas) Ltd.                                                        Company Limited
ING Baring Securities         Inc.      100.00   Philippines           Barsec (International)   100.00
(Philippines) inc.                                                     Limited
ING Baring Securities         B.V.      100.00   Netherlands           ING Bank N.V.            100.00
(Poland) Holding B.V.
ING Baring Securities         S.A.      100.00   Rumania               ING Bank N.V.            100.00
(Romania) S.A.
ING Baring Securities         Ltd.      100.00   Singapore             Barsec (International)   100.00
(Singapore) Pte Ltd                                                    Limited
ING Baring Securities         ocpas     100.00   Slovakia              ING Bank N.V.            100.00
(Slovakia), o.c.p.a.s.
ING Baring Securities         Ltd.      100.00   Taiwan                ING Baring Holding       100.00
(Taiwan) Limited (SICE)                                                Nederland B.V.
ING Baring Securities         Ltd.       70.00   Thailand              ING Baring Holding        70.00
(Thailand) Limited                                                     Nederland B.V.
ING Baring Securities         S.A.      100.00   Argentina             Barsec (International)   100.00
Argentina S.A.                                                         Limited
ING Baring Securities         Ltd.      100.00   United Kingdom        ING Barings Holdings     100.00
Holdings Limited                                                       Limited
ING Baring Securities         Ltd.      100.00   Hong Kong             INGB Dormant Holding     100.00
Management Services (Hong                                              Company Limited
Kong) Ltd
ING Baring Securities         Ltd.       51.00   Pakistan              Barsec (International)    51.00
Pakistan (Private) Limited                                             Limited
ING Baring Securities         Ltd.      100.00   United Kingdom        ING Baring Holdings      100.00
Services Limited                                                       Limited
ING Baring Services           Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
(Eastern Europe) Limited
ING Baring Services Limited   Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
ING Baring Sociedad de        S.A.      100.00   Argentina             ING Bank N.V.            100.00
Bolsa (Argentina), S.A.
ING Baring South Africa       Ltd.      100.00   United Kingdom        Barsec (International)   100.00
Limited                                                                Limited
ING Barings (Chantal One)     Ltd.      100.00   United Kingdom        ING Bank N.V.            100.00
Ltd.
ING Barings (Chantal Two)     Ltd.      100.00   United Kingdom        ING Barings (Chantal     100.00
Ltd.                                                                   One) Ltd.
ING Barings Deutschland       GmbH      100.00   Germany               Barings C.F. Holdings    100.00
(GmbH)                                                                 Limited
ING Barings Ecuador Casa      S.A.      100.00   Ecuador               ING Bank N.V.            100.00
de Valores S.A.
ING Barings India Private     Plc.       75.00   India                 Barings Mauritius         75.00
Limited                                                                Limited
ING Barings Limited           Plc.      100.00   United Kingdom        ING Baring Holdings      100.00
                                                                       Limited
ING Barings LLC (aka ING      LLC       100.00   United States of      ING Merger LLC           100.00
Baring Furman Selz LLC)                          America
ING Barings Peru S.A.         S.A.      100.00   Peru                  ING Barings Limited      100.00
ING Barings Private Equity    Plc.      100.00   Hong Kong             Baring Private Equity    100.00
(China) Limited                                                        Partners (China)
                                                                       Limited
ING Barings Southern          Plc.      100.00   South Africa          ING Baring South         100.00
Africa (proprietary)                                                   Africa Limited
Limited
ING Beleggingen B.V.          B.V.      100.00   Netherlands           ING Groep N.V.           100.00
ING Bewaar Maatschappij I     B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
B.V.                                                                   Interfinance B.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
ING Baring Nominees
(Singapore) Pte Ltd.
ING Baring Operational
Services (Taiwan) Limited
ING Baring Research
(Malaysia) Sdn. Bhd.
ING Baring Research Limited

ING Baring Securities
(Andean Pact) Ltda.
ING Baring Securities
(France ) S.A.
ING Baring Securities
(Hong Kong) Ltd.
ING Baring Securities
(Hungary) Rt.
ING Baring Securities
(India) Pvt. Ltd.
ING Baring Securities
(Japan) Limited
ING Baring Securities
(Overseas) Ltd.
ING Baring Securities
(Philippines) inc.
ING Baring Securities
(Poland) Holding B.V.
ING Baring Securities
(Romania) S.A.
ING Baring Securities
(Singapore) Pte Ltd
ING Baring Securities
(Slovakia), o.c.p.a.s.
ING Baring Securities
(Taiwan) Limited (SICE)
ING Baring Securities
(Thailand) Limited
ING Baring Securities
Argentina S.A.
ING Baring Securities
Holdings Limited
ING Baring Securities
Management Services (Hong
Kong) Ltd
ING Baring Securities
Pakistan (Private) Limited
ING Baring Securities
Services Limited
ING Baring Services
(Eastern Europe) Limited
ING Baring Services Limited
ING Baring Sociedad de
Bolsa (Argentina), S.A.
ING Baring South Africa
Limited
ING Barings (Chantal One)
Ltd.
ING Barings (Chantal Two)
Ltd.
ING Barings Deutschland
(GmbH)
ING Barings Ecuador Casa
de Valores S.A.
ING Barings India Private
Limited
ING Barings Limited

ING Barings LLC (aka ING
Baring Furman Selz LLC)
ING Barings Peru S.A.
ING Barings Private Equity
(China) Limited

ING Barings Southern
Africa (proprietary)
Limited
ING Beleggingen B.V.
ING Bewaar Maatschappij I
B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Bewaar Maatschappij II    B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
B.V.                                                                   Interfinance B.V.
ING Bewaar Maatschappij       B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
III B.V.                                                               Interfinance B.V.
ING Bewaar Maatschappij IV    B.V.      100.00   Netherlands           Westermij B.V.           100.00
B.V.
ING Bewaar Maatschappij V     B.V.      100.00   Netherlands           BOZ B.V.                 100.00
B.V.
ING Bewaar Management B.V.    B.V.      100.00   Netherlands           ING Vastgoed B.V.        100.00
ING BPE (China) Advisors      LLC       100.00   Hong Kong             Baring Private Equity    100.00
Limited                                                                Partners (China)
                                                                       Limited
ING BSK Asset Management      S.A.      100.00   Poland                Bank Slaski S.A. w        50.00   ING Bank N.V.        50.00
S.A.                                                                   Katowicach
ING Canada Holdings, inc.     Inc.      100.00   Canada                ING Insurance            100.00
                                                                       International B.V.
ING Canada inc.               Inc.      100.00   Canada                ING Canada Holdings,     100.00
                                                                       Inc.
ING Canada P&C inc.           Inc.      100.00   Canada                ING Canada Inc.          100.00
ING Capital Advisors LLC      LLC       100.00   United States of      ING Furman Selz Asset    100.00
                                                 America               Management LLC
ING Capital Advisors          Corp.      13.33   United States of      ING Capital Advisors      13.33
Portfolio Management Corp.                       America               LLC
ING Capital Funding I LLC     LLC       100.00   United States of      ING Groep N.V.           100.00
                                     America
ING Capital Funding II LLC    LLC       100.00   United States of      ING Groep N.V.           100.00
                                     America
ING Capital Markets (Hong     Ltd.      100.00   Hong Kong             ING Bank N.V.            100.00
Kong) Limited
ING Capital Senior Secured    Corp.     100.00   United States of      ING Capital Advisors     100.00
High income Fund L.P.                            America               Portfolio Management
                                                                       Corp.
ING Companhia                 S.A.      100.00   Brazil                ING Empreendimentos e    100.00
Securitizadora de Creditos                                             Participacaos Ltda.
Financeiros
ING Compania de               Ltd.a     100.00   Chile                 Middenbank Curacao N.V.  100.00
Inversiones y Servicios
Limitada
ING Consultants Co., Ltd.     Ltd.       65.00   China                 ING Bank N.V.             65.00
ING Continental Europe        B.V.      100.00   Netherlands           ING Insurance            100.00
Holdings B.V.                                                          International B.V.
ING Core Point Associates     LLC        50.00   United States of      ING Core Point            50.00
LLC                                              America               Holdings LLC
ING Core Point Holdings LLC   LLC       100.00   United States of      ING Furman Selz Asset    100.00
                                                 America               Management LLC
ING Corporate Real Estate     B.V.      100.00   Netherlands           ING Vastgoed B.V.        100.00
B.V.
ING CRE Zuiderhof B.V.        B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Levensverzekering
                                                                       Maatschappij N.V.
ING Deelnemingen B.V.         B.V.      100.00   Netherlands           ING Groep N.V.           100.00
ING Derivatives (London)      Ltd.      100.00   United Kingdom        ING Bank N.V.            100.00
Limited
ING Direct N.V.               N.V.      100.00   Netherlands           ING Bank N.V.             99.98   Cupula B.V.           0.02
ING DUNA                      Kft       100.00   Hungary               ING Bank N.V.            100.00
INGatlanhasznositc Kft
ING Dutch Office Fund         B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Management B.V.                                                        Management B.V.
ING Dutch Office Fund N.V.    N.V.      100.00   Netherlands           ING Vastgoed Belegging   100.00
                                                                       B.V.
ING Dutch Residential Fund    B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Management B.V.                                                        Management B.V.
ING Dutch Residential Fund    N.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
N.V.                                                                   Management B.V.
ING Dutch Retail Fund         B.V.      100.00   Netherlands           ING Vastgoed Fondsen     100.00
Management B.V.                                                        B.V.
ING Dutch Retail Fund N.V.    N.V.       80.41   Netherlands           ING Vastgoed              80.41
                                                                       Ontwikkeling B.V.
ING Emerging Markets          Inc.      100.00   United States of      ING (U.S.) Capital       100.00
Investors LLC                                    America               Investors Holdings,
                                                                       Inc.
ING Employee Benefits S.p.A   S.p.A.    100.00   Italy                 ING Sviluppo              90.00   ING Agenzia          10.00
                                                                       Finanziaria S.p.A.                Assicurativa S.p.A.
ING Empreendimentos e         Ltd.a     100.00   Brazil                ING Bank N.V.            100.00
Participacaos Ltda.
ING Equity Holdings, Inc.     Inc.      100.00   United States of      ING Furman Selz Asset    100.00
                                                 America               Management LLC
ING Equity Partners I, L.P.   Ltd.       99.25   United States of      ING Equity Holdings,      99.25
                                                 America               Inc.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
ING Bewaar Maatschappij II
B.V.
ING Bewaar Maatschappij
III B.V.
ING Bewaar Maatschappij IV
B.V.
ING Bewaar Maatschappij V
B.V.
ING Bewaar Management B.V.
ING BPE (China) Advisors
Limited

ING BSK Asset Management
S.A.
ING Canada Holdings, inc.

ING Canada inc.

ING Canada P&C inc.
ING Capital Advisors LLC

ING Capital Advisors
Portfolio Management Corp.
ING Capital Funding I LLC

ING Capital Funding II LLC

ING Capital Markets (Hong
Kong) Limited
ING Capital Senior Secured
High income Fund L.P.

ING Companhia
Securitizadora de Creditos
Financeiros
ING Compania de
Inversiones y Servicios
Limitada
ING Consultants Co., Ltd.
ING Continental Europe
Holdings B.V.
ING Core Point Associates
LLC
ING Core Point Holdings LLC

ING Corporate Real Estate
B.V.
ING CRE Zuiderhof B.V.


ING Deelnemingen B.V.
ING Derivatives (London)
Limited
ING Direct N.V.
ING DUNA
INGatlanhasznositc Kft
ING Dutch Office Fund
Management B.V.
ING Dutch Office Fund N.V.

ING Dutch Residential Fund
Management B.V.
ING Dutch Residential Fund
N.V.
ING Dutch Retail Fund
Management B.V.
ING Dutch Retail Fund N.V.

ING Emerging Markets
Investors LLC

ING Employee Benefits S.p.A

ING Empreendimentos e
Participacaos Ltda.
ING Equity Holdings, Inc.

ING Equity Partners I, L.P.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Farm Finance (June)       Ltd.      100.00   United Kingdom        ING Farm Finance         100.00
Limited                                                                Limited
ING Farm Finance (March)      Ltd.      100.00   United Kingdom        ING Farm Finance         100.00
Limited                                                                Limited
ING Farm Finance              Ltd.      100.00   United Kingdom        ING Farm Finance         100.00
(September) Limited                                                    Limited
ING Farm Finance Limited      Ltd.      100.00   United Kingdom        ING Lease (UK) Limited   100.00
ING Finance (Ireland) Ltd.    Ltd.      100.00   Ireland               ING Bank N.V.            100.00
ING Financial Services        Ltd.      100.00   Hong Kong             Nationale-Nederlanden      0.10   ING Insurance        99.90
International (Asia) Ltd.                                              Intertrust B.V.                   International BV
ING Finanzberatungs- und      GmbH      100.00   Austria               ING Bank N.V.            100.00
Leasing GmbH
ING Forex Corporation         Corp      100.00   Philippines           ING Bank N.V.            100.00
ING Fund Management B.V.      B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
                                                                       Interfinance B.V.
ING Funds Distributor         Inc.      100.00   United States of      Equitable of Iowa        100.00
                                                 America               Companies, Inc.
ING Funds Service Co., Inc.   Inc.      100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
ING Furman Selz Asset         LLC       100.00   United States of      ING (US) Financial       100.00
Management LLC                                   America               Holdings Corp.
ING Furman Selz               LLC       100.00   United States of      ING Merger LLC           100.00
Investments LLC                                  America
ING Futures & Options         Ltd.      100.00   Hong Kong             Barsec (International)   100.00
(Hong Kong) Limited                                                    Limited
ING Futures & Options         Ltd.      100.00   Singapore             ING Bank N.V.            100.00
(Singapore) Pte Ltd.
ING Ghent Asset Management    Inc.      100.00   United States of      ING Furman Selz Asset    100.00
inc.                                             America               Management LLC
ING Groep N.V.                N.V.           -   Netherlands           -                             -
ING Guilder Corretora de      S.A.      100.00   Brazil                ING Empreendimentos e    100.00
Cambio E Titulis S.A.                                                  Participacaos Ltda.
ING Guilder Distribuidora     S.A.      100.00   Brazil                ING Empreendimentos e    100.00
de Titulos E Valores                                                   Participacaos Ltda.
Mobiliarios S/A
ING Holdings                  Ltd.a      50.00   Brazil                ING Trust (Nederland)     50.00
Empreendimentos                                                        B.V.
Participacao Ltda.
ING Inmuebles S.A.            S.A.      100.00   Spain                 Belart Staete B.V.        10.00   ING REI Investment   90.00
                                                                                                         Spain B.V.
ING Insurance Agency          Inc.      100.00   United States of      ING Advisors Network,    100.00
                                                 America               Inc.
ING Insurance Consultants     Ltd.      100.00   Hong Kong             ING Insurance            100.00
(HK) Ltd.                                                              International B.V.
ING Insurance                 B.V.      100.00   Netherlands           ING Verzekeringen N.V.   100.00
International B.V.
ING Insurance Services        Ltd.      100.00   Hong Kong             ING Bank N.V.            100.00
(Hong Kong) Limited
ING International Advisory    S.A.        0.03   Luxemburg                                        0.03
S.A.H.
ING International             B.V.      100.00   Netherlands           ING Groep N.V.           100.00
Financial Holdings B.V.
ING International             B.V.      100.00   Netherlands           ING International        100.00
Financial Holdings Craft                                               Financial Holdings B.V.
B.V.
ING International II          S.A.        0.03   Luxemburg                                        0.03
Advisory S.A.H.
ING Inversiones, Ltda.        Ltd.a     100.00   Colombia              ING Bank N.V.            100.00
ING Investment Management     Rt        100.00   Hungary               Nationale Nederlanden    100.00
(Hungary) Rt                                                           Interfinance B.V.
ING Investment Management     B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Advisors B.V.                                                          Holdinvest B.V.
ING Investment Management     S.A.      100.00   France                Banque Bruxelles         100.00
France S.A.                                                            Lambert  France S.A.
ING Investment Management     N.V.      100.00   Netherlands Antilles  ING Bank N.V.            100.00
Holdings (Antilles) N.V.
ING Investment Management     ?         100.00   Italy                 ING Sviluppo             100.00
Italy                                                                  Finanziaria S.p.A.
ING Investment Management     LLC       100.00   United States of      Equitable of Iowa         50.00   ING America          50.00
LLC                                              America               Companies, Inc.                   Insurance
                                                                                                         Holdings, Inc.
ING Investment Management     Ltd.a.    100.00   Brazil                ING Investment           100.00
Ltda.                                                                  Management Holdings
                                                                       (Antilles) N.V.

last update 28 February 2001
==================================================================================================================

Company name                  Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
==================================================================================================================
ING Farm Finance (June)
Limited
ING Farm Finance (March)
Limited
ING Farm Finance
(September) Limited
ING Farm Finance Limited
ING Finance (Ireland) Ltd.
ING Financial Services
International (Asia) Ltd.
ING Finanzberatungs- und
Leasing GmbH
ING Forex Corporation
ING Fund Management B.V.

ING Funds Distributor

ING Funds Service Co., Inc.

ING Furman Selz Asset
Management LLC
ING Furman Selz
Investments LLC
ING Futures & Options
(Hong Kong) Limited
ING Futures & Options
(Singapore) Pte Ltd.
ING Ghent Asset Management
inc.
ING Groep N.V.
ING Guilder Corretora de
Cambio E Titulis S.A.
ING Guilder Distribuidora
de Titulos E Valores
Mobiliarios S/A
ING Holdings
Empreendimentos
Participacao Ltda.
ING Inmuebles S.A.

ING Insurance Agency

ING Insurance Consultants
(HK) Ltd.
ING Insurance
International B.V.
ING Insurance Services
(Hong Kong) Limited
ING International Advisory
S.A.H.
ING International
Financial Holdings B.V.
ING International
Financial Holdings Craft
B.V.
ING International II
Advisory S.A.H.
ING Inversiones, Ltda.
ING Investment Management
(Hungary) Rt
ING Investment Management
Advisors B.V.
ING Investment Management
France S.A.
ING Investment Management
Holdings (Antilles) N.V.
ING Investment Management
Italy
ING Investment Management
LLC

ING Investment Management
Ltda.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Investment Management,    Inc.           -   United States of      ING America Insurance         -
inc                                              America               Holdings, Inc.
ING Kantoren Beheer           B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Maatschappij B.V.                                                      Management B.V.
ING Kantoren Bewaar           B.V.      100.00   Netherlands           ING Vastgoed B.V.        100.00
Maatschappij B.V.
ING Kantoren Management       B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
B.V.                                                                   Management B.V.
ING Latin American            B.V.      100.00   Netherlands           ING Insurance            100.00
Holdings B.V.                                                          International B.V.
ING Lease (Asia Pacific)      Ltd.      100.00   Singapore             ING Lease                100.00
PTE Ltd.                                                               International
                                                                       Equipment Finance BV
ING Lease (Belgium) N.V.      N.V.           -   Belgium               Locabel S.A.                  -
c/o Locabel
ING Lease (Berlin) GmbH       GmbH      100.00   Germany               ING Lease Deutschland    100.00
                                                                       GmbH
ING Lease (C.R.) s.r.o.       s.r.o     100.00   Czech Republic        ING Lease Holding N.V.   100.00
ING Lease (Espana) EFC, sa    S.A.      100.00   Spain                 ING Lease Holding N.V.   100.00
ING Lease (Far East 2) B.V.   B.V.      100.00   Netherlands           ING Aviation Lease B.V.  100.00
ING Lease (Far East) N.V.     N.V.      100.00   Netherlands           ING Lease                100.00
                                                                       International
                                                                       Equipment Finance BV
ING Lease (France) S.A.       S.A.      100.00   France                ING Lease Holding N.V.   100.00
ING Lease (France) S.N.C.     SNC       100.00   France                ING Lease (Ireland)      100.00
                                                                       B.V.
ING Lease (Ireland) B.V.      B.V.      100.00   Netherlands           ING Lease                100.00
                                                                       International
                                                                       Equipment Finance BV
ING Lease (Italia) Spa        Spa       100.00   Italy                 ING Lease Interfinance   100.00
                                                                       B.V.
ING Lease (Japan) B.V.        B.V.      100.00   Netherlands           ING Lease                100.00
                                                                       International
                                                                       Equipment Finance BV
ING Lease (Nederland) B.V.    B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
ING Lease (Polska)            Sp.z      100.00   Poland                ING Lease Holding N.V.   100.00
ING Lease (UK) Limited        Ltd.      100.00   United Kingdom        ING Lease Holdings       100.00
                                                                       (UK) Limited
ING Lease (UK) Nine Limited   Ltd.      100.00   United Kingdom        ING Lease (UK) Limited   100.00
ING Lease (UK) Six Limited    Ltd.      100.00   United Kingdom        ING Lease (UK) Limited   100.00
ING Lease (UK) Three          Ltd.      100.00   United Kingdom        ING Lease (UK) Limited   100.00
Limited
ING Lease Aircraft B.V.       B.V.      100.00   Netherlands           ING Lease                100.00
                                                                       International
                                                                       Equipment Management
                                                                       B.V.
ING Lease Delaware, inc       Inc.      100.00   United States of      ING Lease                100.00
                                                 America               International
                                                                       Equipment Management
                                                                       B.V.
ING Lease Deutschland GmbH    GmbH      100.00   Germany               ING Lease Holding        100.00   ING Verwaltung       45.00
                                                                       (Deutschland) GmbH                (Deutschland) GmbH
                                                                                                         A.G.
ING Lease Gabetti S.p.A.      S.p.A     100.00   Italy                 ING Lease (Italia) Spa   100.00
ING Lease Holding             GmbH       55.00   Germany               ING Lease Holding N.V.    55.00
(Deutschland) GmbH
ING Lease Holding N.V.        N.V.      100.00   Netherlands           ING Bank N.V.            100.00
ING Lease Holdings (UK)       Ltd.      100.00   United Kingdom        ING Lease Holding N.V.   100.00
Limited
ING Lease Interfinance B.V.   B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
ING Lease International       B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
Equipment Finance B.V.
ING Lease International       B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
Equipment Management B.V.
ING Lease Ireland Ltd.        Ltd.      100.00   Ireland               ING Lease (Ireland)      100.00
                                                                       B.V.
ING Lease Kran und            GmbH      100.00   Germany               ING Lease (Berlin) GmbH  100.00
Schwertransport GmbH
ING Lease Milieu B.V.         B.V.      100.00   Netherlands           ING Lease Structured     100.00
                                                                       Finance B.V.
ING Lease Structured          B.V.      100.00   Netherlands           ING Lease                100.00
Finance B.V.                                                           International
                                                                       Equipment Finance BV
ING Lease Vastgoed B.V.       B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
ING Leasing                   GmbH      100.00   Germany               ING Lease Deutschland    100.00
Besitzgesellschaft mbH                                                 GmbH
ING Leasing Financial         GmbH      100.00   Germany               ING Lease Deutschland    100.00
Services GmbH                                                          GmbH
ING Leasing                   GmbH      100.00   Germany               ING Lease Deutschland    100.00
Geschaeftsfuhrungsgesellschaft                                         GmbH
mbH

last update 28 February 2001
=====================================================================================================================

Company name                     Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
=====================================================================================================================
ING Investment Management,
inc
ING Kantoren Beheer
Maatschappij B.V.
ING Kantoren Bewaar
Maatschappij B.V.
ING Kantoren Management
B.V.
ING Latin American
Holdings B.V.
ING Lease (Asia Pacific)
PTE Ltd.

ING Lease (Belgium) N.V.
c/o Locabel
ING Lease (Berlin) GmbH

ING Lease (C.R.) s.r.o.
ING Lease (Espana) EFC, sa
ING Lease (Far East 2) B.V.
ING Lease (Far East) N.V.


ING Lease (France) S.A.
ING Lease (France) S.N.C.

ING Lease (Ireland) B.V.


ING Lease (Italia) Spa

ING Lease (Japan) B.V.


ING Lease (Nederland) B.V.
ING Lease (Polska)
ING Lease (UK) Limited

ING Lease (UK) Nine Limited
ING Lease (UK) Six Limited
ING Lease (UK) Three
Limited
ING Lease Aircraft B.V.



ING Lease Delaware, inc



ING Lease Deutschland GmbH


ING Lease Gabetti S.p.A.
ING Lease Holding
(Deutschland) GmbH
ING Lease Holding N.V.
ING Lease Holdings (UK)
Limited
ING Lease Interfinance B.V.
ING Lease International
Equipment Finance B.V.
ING Lease International
Equipment Management B.V.
ING Lease Ireland Ltd.

ING Lease Kran und
Schwertransport GmbH
ING Lease Milieu B.V.

ING Lease Structured
Finance B.V.

ING Lease Vastgoed B.V.

ING Leasing
Besitzgesellschaft mbH
ING Leasing Financial
Services GmbH
ING Leasing
Geschaeftsfuhrungsgesellschaft
mbH

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Leasing Gesellschaft      GmbH      100.00   Germany               ING Lease Deutschland    100.00
fur Beteiligungen mbH                                                  GmbH
ING Leasing GmbH & Co.        GmbH      100.00   Germany               ING Leasing              100.00
Golf KG                                                                Gesellschaft fur
                                                                       Beteiligungen mbH
ING Leasing GmbH & Co.        GmbH      100.00   Germany               ING Leasing              100.00
Juliett KG                                                             Gesellschaft fur
                                                                       Beteiligungen mbH
ING Leasing                   GmbH      100.00   Germany               ING Lease Deutschland    100.00
Grundstecksverwaltungsgesellschaft                                     GmbH
mbH
ING Leasing                   GmbH      100.00   Germany               ING Lease Deutschland    100.00
Treuhandsgeselschaft GmbH                                              GmbH
ING Leasing                   GmbH      100.00   Germany               ING Lease Deutschland    100.00
Verwaltungsgesellschaft mbH                                            GmbH
ING Lexington Management      Corp.     100.00   United States of      ING Pilgrim Group, Inc.  100.00
Corporation                                      America
ING Life Insurance Company    Inc.      100.00   Philippines           ING Insurance            100.00
(Philippines)                                                          International B.V.
ING Life Insurance Company    Ltd.      100.00   Japan                 ING Insurance            100.00
Ltd. (Japan)                                                           International B.V.
ING Life Insurance Company    Ltd.      100.00   South Korea           ING Insurance            100.00
Ltd. Korea, Ltd.                                                       International B.V.
ING Life Insurance            N.V.      100.00   Netherlands           Grabenstrasse Staete     100.00
International N.V.                                                     B.V.
ING Management (Hong Kong)    Ltd.      100.00   Hong Kong             ING Trust B.V.           100.00
Ltd.
ING Management Services       s.r.o     100.00   Czech Republic        ING Continental Europe   100.00
s.r.o.                                                                 Holdings B.V.
ING Management Services       s.r.o     100.00   Slovakia              ING Continental Europe   100.00
Slovensko spol s.r.o.                                                  Holdings B.V.
ING Merchant Bank             Ltd.      100.00   Singapore             ING Bank N.V.            100.00
(Singapore) Limited
ING Merger LLC                Corp.     100.00   United States of      ING Baring (U.S.)        100.00
                                                 America               Financial Holdings LLC
ING Mobilien-Leasing Nord     GmbH      100.00   Germany               ING Lease Deutschland    100.00
GmbH                                                                   GmbH
ING Mutual Funds              Ltd.      100.00   Japan                 ING Life Insurance        50.05   ING Insurance        49.95
Management Company                                                     Company Ltd. (Japan)              International B.V.
(Japan), Ltd.
ING Mutual Funds              LLC       100.00   United States of      ING America Insurance    100.00
Management Company LLC                           America               Holdings, Inc.
ING Nominees (Hong Kong)      Ltd.      100.00   Hong Kong             ING Management (Hong     100.00
Ltd.                                                                   Kong) Ltd.
ING Nominees (Singapore)      Ltd.      100.00   Singapore             ING Merchant Bank        100.00
Pte Ltd.                                                               (Singapore) Limited
ING North America             Corp.     100.00   United States of      ING America Insurance    100.00
Insurance Corporation                            America               Holdings, Inc.
ING Novex Insurance           Inc.      100.00   Canada                ING Canada P&C, Inc.     100.00
Company of Canada
ING Participaties (Belgie)    N.V.           -   Belgium               ING Bank N.V.                 -
N.V.
ING Participaties             B.V.           -   Netherlands           ING Groep N.V.                -
International B.V.
ING Payroll Management,       Inc.      100.00   United States of      ING America Insurance    100.00
Inc.                                             America               Holdings, Inc.
ING Pilgrim Capital           Corp.     100.00   United States of      ReliaStar Financial      100.00
Corporation                                      America               Corp.
ING Pilgrim Funding, Inc.     Inc.      100.00   United States of      ING Pilgrim              100.00
                                                 America               Securities, Inc
ING Pilgrim Group, Inc        Inc.      100.00   United States of      ING Pilgrim Capital      100.00
                                                 America               Corporation
ING Pilgrim Investments,      Inc.      100.00   United States of      ING Pilgrim Group Inc.   100.00
Inc                                              America
ING Pilgrim Securities,       Inc.      100.00   United States of      ING Pilgrim Group Inc.   100.00
Inc.                                             America
ING Pilgrim Senior Income                                                                            -
Fund
ING Prena B.V.                N.V.      100.00   Netherlands           ING Bank N.V.            100.00
ING Principal Pensions        Ltd.       50.00   Japan                                           50.00
Kabushiki Kaisha
ING Private Banking Beheer    B.V.      100.00   Netherlands           ING Bank N.V.            100.00
B.V.
ING Private Capital           S.A.       30.00   Luxemburg             ING Bank N.V.             30.00
Management (Luxembourg)
S.A.


last update 28 February 2001
================================================================================================================================

Company name                                Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
================================================================================================================================
ING Leasing Gesellschaft
fur Beteiligungen mbH
ING Leasing GmbH & Co.
Golf KG

ING Leasing GmbH & Co.
Juliett KG

ING Leasing
Grundstecksverwaltungsgesellschaft
mbH
ING Leasing
Treuhandsgeselschaft GmbH
ING Leasing
Verwaltungsgesellschaft mbH
ING Lexington Management
Corporation
ING Life Insurance Company
(Philippines)
ING Life Insurance Company
Ltd. (Japan)
ING Life Insurance Company
Ltd. Korea, Ltd.
ING Life Insurance
International N.V.
ING Management (Hong Kong)
Ltd.
ING Management Services
s.r.o.
ING Management Services
Slovensko spol s.r.o.
ING Merchant Bank
(Singapore) Limited
ING Merger LLC

ING Mobilien-Leasing Nord
GmbH
ING Mutual Funds
Management Company
(Japan), Ltd.
ING Mutual Funds
Management Company LLC
ING Nominees (Hong Kong)
Ltd.
ING Nominees (Singapore)
Pte Ltd.
ING North America
Insurance Corporation
ING Novex Insurance
Company of Canada
ING Participaties (Belgie)
N.V.
ING Participaties
International B.V.
ING Payroll Management,
Inc.
ING Pilgrim Capital
Corporation
ING Pilgrim Funding, Inc.

ING Pilgrim Group, Inc

ING Pilgrim Investments,
Inc
ING Pilgrim Securities,
Inc.
ING Pilgrim Senior Income
Fund
ING Prena B.V.
ING Principal Pensions
Kabushiki Kaisha
ING Private Banking Beheer
B.V.
ING Private Capital
Management (Luxembourg)
S.A.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Property Holdings, Inc.   Inc.      100.00   United States of      ING Furman Selz Asset    100.00
                                                 America               Management LLC
ING RE Private Fund           B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Management B.V.                                                        Management B.V.
ING Real Estate (BHS) B.V.    B.V.      100.00   Netherlands           ING Vastgoed B B.V.      100.00
ING Real Estate (MQE) N.V.    N.V.      100.00   Netherlands           ING Real Estate          100.00
                                                                       Support Holding B.V.
ING Real Estate Colombo       B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
B.V.                                                                   Holdinvest B.V.
ING Real Estate               N.V.      100.00   Belgium               ING Vastgoed B B.V.      100.00
Development Belgium
ING Real Estate Espace        B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Daumesnil B.V.
ING Real Estate Iberica       PLC       100.00   Netherlands           ING Real Estate          100.00
S.L.                                                                   International
                                                                       Development B.V.
ING Real Estate               B.V.      100.00   Netherlands           ING Real Estate          100.00
International Development                                              International
(P.R.C.) B.V.                                                          Development B.V.
ING Real Estate               B.V.      100.00   Netherlands           ING Vastgoed             100.00
International Development                                              Ontwikkeling B.V.
B.V.
ING Real Estate               B.V.      100.00   Netherlands           ING Vastgoed V B.V.      100.00
International Investment I
B.V.
ING Real Estate               B.V.      100.00   Netherlands           ING Vastgoed B B.V.      100.00
International Investment III B.V.
ING Real Estate Joondalup     B.V.      100.00   Netherlands           ING Insurance            100.00
B.V.                                                                   International B.V.
ING Real Estate La Pastora    S.A.           -   Netherlands           ?                             -
S.A.
ING Real Estate North         Corp.     100.00   United States of      ING Verzekeringen N.V.   100.00
America Corporation                              America
ING Real Estate Parking       B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Daumesnil Viaduc B.V.
ING Real Estate SP.z.o.o.     SpZoo     100.00   Poland                ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
ING Real Estate Support       B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Holding B.V.
ING Real Estate Vasco da      B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
Gama B.V.                                                              N.V.
ING Realty Services, Inc      Inc.      100.00   United States of      ING Furman Selz Asset    100.00
                                                 America               Management LLC
ING REDH Belgium              N.V.      100.00   Belgium               ING Vastgoed B B.V.      100.00
ING REI Clarion Holding       B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
B.V.                                                                   N.V.
ING REI Development           B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
(Liege) B.V.                                                           N.V.
ING REI Investment (Asia)     B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
B.V.                                                                   Interfinance B.V.
ING REI Investment (China)    B.V.      100.00   Netherlands           ING Vastgoed N.V.        100.00
B.V.
ING REI Investment            B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Holdings B.V.                                                          Holdinvest B.V.
ING REI Investment II B.V.    B.V.      100.00   Netherlands           ING REI Investment       100.00
                                                                       Holdings B.V.
ING REI Investment Spain      B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
B.V.                                                                   Interfinance B.V.
ING REI Investment UK B.V.    B.V.           -   Netherlands                                         -
ING REI Management B.V.       B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
ING Rel Alfa Sp.z o.o.        Sp.z      100.00   Poland                ING Lease (Polska)       100.00
ING RPFI Spain B.V.           B.V.      100.00   Netherlands           ING Real Estate          100.00

                                                                       International
                                                                       Investment
                                                                       I B.V.
ING Sector Kantoren           B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Management B.V.                                                        Management B.V.
ING Sector Winkels            B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Management B.V.                                                        Management B.V.
ING Sector Woningen           B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Management B.V.                                                        Management B.V.
ING Securities (Eurasia)      ZAO       100.00   Russia                ING Bank N.V.            100.00
ZAO
ING Seguros S.A. de C.V.      S.A.      100.00   Mexico                ING America Life         100.00
                                                                       Corporation
ING Servicios, C.A.           C.A.      100.00   Venezuela             ING Bank N.V.            100.00

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
ING Property Holdings, Inc.

ING RE Private Fund
Management B.V.
ING Real Estate (BHS) B.V.
ING Real Estate (MQE) N.V.

ING Real Estate Colombo
B.V.
ING Real Estate
Development Belgium
ING Real Estate Espace
Daumesnil B.V.
ING Real Estate Iberica
S.L.

ING Real Estate
International Development
(P.R.C.) B.V.
ING Real Estate
International Development
B.V.
ING Real Estate
International Investment I
B.V.
ING Real Estate
International
Investment III B.V.
ING Real Estate Joondalup
B.V.
ING Real Estate La Pastora
S.A.
ING Real Estate North
America Corporation
ING Real Estate Parking
Daumesnil Viaduc B.V.
ING Real Estate SP.z.o.o.

ING Real Estate Support
Holding B.V.
ING Real Estate Vasco da
Gama B.V.
ING Realty Services, Inc

ING REDH Belgium
ING REI Clarion Holding
B.V.
ING REI Development
(Liege) B.V.
ING REI Investment (Asia)
B.V.
ING REI Investment (China)
B.V.
ING REI Investment
Holdings B.V.
ING REI Investment II B.V.

ING REI Investment Spain
B.V.
ING REI Investment UK B.V.
ING REI Management B.V.

ING Rel Alfa Sp.z o.o.
ING RPFI Spain B.V.




ING Sector Kantoren
Management B.V.
ING Sector Winkels
Management B.V.
ING Sector Woningen
Management B.V.
ING Securities (Eurasia)
ZAO
ING Seguros S.A. de C.V.

ING Servicios, C.A.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Servicos Ltda             Ltd.a     100.00   Brazil                ING Empreendimentos e    100.00
                                                                       Participacaos Ltda.
ING Shipping (Asia            Ltd.      100.00   Singapore             ING Bank N.V.            100.00
Pacific) PTE Ltd.
ING Startersbank B.V.         B.V.      100.00   Netherlands           Westland Utrecht         100.00
                                                                       Hypotheekbank N.V.
ING Support Holding B.V.      B.V.      100.00   Netherlands           ING Groep N.V.           100.00
ING Sviluppo Fiduciaria       S.p.A.    100.00   Italy                 ING Sviluppo             100.00
SIM S.p.A                                                              Finanziaria S.p.A.
ING Sviluppo Finanziaria      S.p.A.    100.00   Italy                 ING Insurance             25.00   ING Continental      75.00
S.p.A.                                                                 International B.V.                Europe Holdings
                                                                                                         B.V.
ING Sviluppo Investimenti     S.p.A.    100.00   Italy                 ING Sviluppo             100.00
SIM S.P.A.                                                             Finanziaria S.p.A.
ING Sviluppo SIM S.P.A.       S.p.A.    100.00   Italy                 ING Bank N.V.            100.00
ING Taurus Holdings LLC       LLC        80.00   United States of      ING Furman Selz Asset     80.00
                                                 America               Management LLC
ING Trust (Antilles) N.V.     N.V.      100.00   Netherlands Antilles  ING Trust B.V.           100.00
ING Trust (Aruba) N.V.        N.V.      100.00   Aruba                 ING Trust B.V.           100.00
ING Trust (B.V. I) Ltd.       Ltd.      100.00   British Overseas      ING Trust B.V.           100.00
                                    Colonies
ING Trust (Jersey) Ltd.       Ltd.      100.00   United Kingdom        Baring Trustees          100.00
                                                                       (Guernsey) Limited
ING Trust (Luxembourg) S.A.   S.A.      100.00   Luxemburg             ING Trust B.V.           100.00
ING Trust (Nederland) B.V.    B.V.      100.00   Netherlands           ING Trust B.V.           100.00
ING Trust (Suisse) AG         AG        100.00   Switzerland           ING Trust B.V.           100.00
ING Trust B.V.                B.V.      100.00   Netherlands           ING Bank N.V.            100.00
ING TT&S (U.S.) Capital       Corp.     100.00   United States of      ING TT&S (U.S.)          100.00
Corp.                                            America               Holdings Corp.
ING TT&S (U.S.) Holdings      Corp.     100.00   United States of      ING (U.S.) Financial     100.00
Corp.                                            America               Holdings Corporation
ING TT&S (U.S.) Securities    Corp.     100.00   United States of      ING TT&S (U.S.)          100.00
inc.                                             America               Capital Corp.
ING U.S. P&C Corporation      Corp.     100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
ING UK Capital Limited        Ltd.      100.00   United Kingdom        Barsec (International)   100.00
                                                                       Limited
ING Valores (Venezuela)       C.A.      100.00   Venezuela             ING Bank N.V.            100.00
C.A.
ING Variable Insurance                  100.00   United States of      *                        100.00
Trust*                                           America
ING Vastgoed (Belgium) N.V.   N.V.      100.00   Belgium               BOZ B.V.                 100.00
ING Vastgoed Arena B.V.       B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
ING Vastgoed Asset            B.V.      100.00   Netherlands           ING Sector Kantoren      100.00
Management B.V.                                                        Management B.V.
ING Vastgoed B B.V.           B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Financiering N.V.
ING Vastgoed B.V.             B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
                                                                       Interfinance B.V.
ING Vastgoed Beheer           B.V.      100.00   Netherlands           ING Vastgoed N.V.        100.00
Maatschappij I B.V.
ING Vastgoed Belegging B.V.   B.V.      100.00   Netherlands           ING Vastgoed V B.V.      100.00
ING Vastgoed Broekpolder      B.V.      100.00   Netherlands           Vastgoed De Appelaar     100.00
B.V.                                                                   Holding B.V.
ING Vastgoed CiBoGa B.V.      B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
ING Vastgoed Como I B.V.      B.V.      100.00   Netherlands           ING Vastgoed B B.V.      100.00
ING Vastgoed Financiering     N.V.      100.00   Netherlands           ING Vastgoed B B.V.      100.00
N.V.
ING Vastgoed                  B.V.      100.00   Netherlands           ING Vastgoed V B.V.      100.00
Fondsbelegging B.V.
ING Vastgoed Fondsen B.V.     B.V.      100.00   Netherlands           ING Vastgoed B B.V.      100.00
ING Vastgoed Gateway Mall     Inc.           -   Netherlands           ING Vastgoed Holdings         -
Inc.                                                                   Inc.
ING Vastgoed Holdings Inc.    Inc.           -   Netherlands           ?                             -
ING Vastgoed New Brittain     Inc.           -   Netherlands           ING Vastgoed Holdings         -
Inc.                                                                   Inc.
ING Vastgoed One B.V.         B.V.           -   Netherlands           ?                             -
ING Vastgoed One Promocao     S.A.           -   Netherlands           ING Vastgoed One B.V.         -
Imobiliaria SA
ING Vastgoed Ontwikkeling     B.V.      100.00   Netherlands           ING Bank N.V.            100.00
B.V.
ING Vastgoed Paris B.V.       B.V.           -   Netherlands           ?                             -
ING Vastgoed Project I B.V.   B.V.           -   Netherlands           ?                             -

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
ING Servicos Ltda

ING Shipping (Asia
Pacific) PTE Ltd.
ING Startersbank B.V.

ING Support Holding B.V.
ING Sviluppo Fiduciaria
SIM S.p.A
ING Sviluppo Finanziaria
S.p.A.

ING Sviluppo Investimenti
SIM S.P.A.
ING Sviluppo SIM S.P.A.
ING Taurus Holdings LLC

ING Trust (Antilles) N.V.
ING Trust (Aruba) N.V.
ING Trust (B.V. I) Ltd.

ING Trust (Jersey) Ltd.

ING Trust (Luxembourg) S.A.
ING Trust (Nederland) B.V.
ING Trust (Suisse) AG
ING Trust B.V.
ING TT&S (U.S.) Capital
Corp.
ING TT&S (U.S.) Holdings
Corp.
ING TT&S (U.S.) Securities
inc.
ING U.S. P&C Corporation

ING UK Capital Limited

ING Valores (Venezuela)
C.A.
ING Variable Insurance
Trust*
ING Vastgoed (Belgium) N.V.
ING Vastgoed Arena B.V.

ING Vastgoed Asset
Management B.V.
ING Vastgoed B B.V.

ING Vastgoed B.V.

ING Vastgoed Beheer
Maatschappij I B.V.
ING Vastgoed Belegging B.V.
ING Vastgoed Broekpolder
B.V.
ING Vastgoed CiBoGa B.V.

ING Vastgoed Como I B.V.
ING Vastgoed Financiering
N.V.
ING Vastgoed
Fondsbelegging B.V.
ING Vastgoed Fondsen B.V.
ING Vastgoed Gateway Mall
Inc.
ING Vastgoed Holdings Inc.
ING Vastgoed New Brittain
Inc.
ING Vastgoed One B.V.
ING Vastgoed One Promocao
Imobiliaria SA
ING Vastgoed Ontwikkeling
B.V.
ING Vastgoed Paris B.V.
ING Vastgoed Project I B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
ING Vastgoed Project II       Inc.           -   Netherlands           ING Vastgoed Holdings         -
Inc.                                                                   Inc.
ING Vastgoed Spuimarkt B.V.   B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
ING Vastgoed St. Hubertus     B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Watertorens II B.V.
ING Vastgoed Sun B.V.         B.V.           -   Netherlands           ?                             -
ING Vastgoed Sun Promocao     S.A.           -   Netherlands           ING Vastgoed Sun B.V.         -
Imobiliaria SA
ING Vastgoed Supholland       B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
B.V.                                                                   N.V.
ING Vastgoed V B.V.           B.V.      100.00   Netherlands           N.V. Nationale           100.00
                                                                       Borg-Maatschappij
ING Vastgoed Watertorens      B.V.      100.00   Netherlands           ING Vastgoed             100.00
II B.V.                                                                Ontwikkeling B.V.
ING Vastgoed York B.V.        B.V.           -   Netherlands           ?                             -
ING Verwaltung                A.G.      100.00   Germany               ING Bank N.V.            100.00
(Deutschland) GmbH A.G.
ING Verzekeringen N.V.        N.V.      100.00   Netherlands           ING Groep N.V.           100.00
ING VGB Growing B.V.          B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Supholland B.V.
ING VGB Nederland B.V.        B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Supholland B.V.
ING VGB NOVAPROJECTA B.V.     B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Supholland B.V.
ING Winkels Beheer            B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Maatschappij B.V.                                                      Management B.V.
ING Winkels Bewaar            B.V.      100.00   Netherlands           ING Vastgoed B.V.        100.00
Maatschappij B.V.
ING Winkels Management B.V.   B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
                                                                       Management B.V.
ING Woningen Beheer           B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
Maatschappij B.V.                                                      Management B.V.
ING Woningen Bewaar           B.V.      100.00   Netherlands           ING Vastgoed B.V.        100.00
Maatschappij B.V.
ING Woningen Management       B.V.      100.00   Netherlands           ING Vastgoed Asset       100.00
B.V.                                                                   Management B.V.
INGB Dormant Holding          Ltd.      100.00   United Kingdom        ING Baring Securities    100.00
Company Limited                                                        Services Limited
INGB Securities               Ltd.      100.00   United Kingdom        ING Baring Securities    100.00
(International) Holdings                                               Holdings Limited
Limited
INGB Securities Client        Ltd.      100.00   Caiman Islands        ING Baring Holdings      100.00
Services Limited                                                       Limited
Ingelton B.V.                 N.V.      100.00   Netherlands           ING Bank N.V.            100.00
ING-North East Asia Bank      ?          70.00   North Korea           ING Bank N.V.             70.00
Ingress N.V.                  N.V.      100.00   Netherlands Antilles  ING Trust B.V.           100.00
Ingvest III B.V.              B.V.      100.00   Netherlands           ING Bank N.V.            100.00
INGVest IV - 99 B.V.          B.V.      100.00   Netherlands           ING Bank N.V.            100.00
INGVest V B.V.                B.V.      100.00   Netherlands           ING Bank N.V.            100.00
INIB N.V.                     N.V.      100.00   Netherlands           ING Bank N.V.            100.00
Inmobiliaria Inmarangatu      S.A.       15.00   Chile                 Inmobiliaria Padre        15.00
S.A.                                                                   Mariano S.A.
Inmobiliaria Padre Mariano    S.A.      100.00   Chile                 Aetna Credito             99.00   Aetna S.A.            1.00
S.A.                                                                   Hipotecario S.A.
Inmolor sa                    S.A.       49.00   Spain                 MBO Camargo SA                -
Innovation & Developpement    SPRL        5.19   Belgium               Bank Brussel Lambert       5.19
en Brabant Wallon                                                      N.V.
INSTEC Gesellschaft fur       GmbH       24.08   Germany               Industrie-Beteiligungs-   24.08
Instandhaltung von                                                     Gesellschaft mbH
Gebauden und Industrieanlag
Institucion Financiera        N.V.      100.00   Uruguay               ING Bank N.V.            100.00
Externa Middenbank Curacao
N.V. (Uruguay)
Insurance Brokers Hotline     ?              -   Australia             Mercantile Mutual             -
Pty Limited                                                            Insurance (Australia)
                                                                       Ltd.
Insurance Network Services    ?              -   Australia             Mercantile Equities           -
Pty Limited                                                            Ltd.
Insurancesmart Services       Ltd.      100.00   Canada                Equisure Insurance       100.00
Ltd.                                                                   Services Ltd.
Integrated Trade Services     GmbH       97.09   Germany               Berliner Handels- und     97.09
GmbH                                                                   Frankfurter Bank A G
Inter Credit B.V.             B.V.      100.00   Netherlands           NMB-Heller N.V.          100.00
InterAdvies N.V.              N.V.      100.00   Netherlands           ING Bank N.V.            100.00

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
ING Vastgoed Project II
Inc.
ING Vastgoed Spuimarkt B.V.

ING Vastgoed St. Hubertus
B.V.
ING Vastgoed Sun B.V.
ING Vastgoed Sun Promocao
Imobiliaria SA
ING Vastgoed Supholland
B.V.
ING Vastgoed V B.V.

ING Vastgoed Watertorens
II B.V.
ING Vastgoed York B.V.
ING Verwaltung
(Deutschland) GmbH A.G.
ING Verzekeringen N.V.
ING VGB Growing B.V.

ING VGB Nederland B.V.

ING VGB NOVAPROJECTA B.V.

ING Winkels Beheer
Maatschappij B.V.
ING Winkels Bewaar
Maatschappij B.V.
ING Winkels Management B.V.

ING Woningen Beheer
Maatschappij B.V.
ING Woningen Bewaar
Maatschappij B.V.
ING Woningen Management
B.V.
INGB Dormant Holding
Company Limited
INGB Securities
(International) Holdings
Limited
INGB Securities Client
Services Limited
Ingelton B.V.
ING-North East Asia Bank
Ingress N.V.
Ingvest III B.V.
INGVest IV - 99 B.V.
INGVest V B.V.
INIB N.V.
Inmobiliaria Inmarangatu
S.A.
Inmobiliaria Padre Mariano
S.A.
Inmolor sa
Innovation & Developpement
en Brabant Wallon
INSTEC Gesellschaft fur
Instandhaltung von
Gebauden und Industrieanlag
Institucion Financiera
Externa Middenbank Curacao
N.V. (Uruguay)
Insurance Brokers Hotline
Pty Limited

Insurance Network Services
Pty Limited
Insurancesmart Services
Ltd.
Integrated Trade Services
GmbH
Inter Credit B.V.
InterAdvies N.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Interbank On-line System      Ltd.       12.50   United Kingdom        ING Bank N.V.             12.50
Limited
Interessengemeinschaft        GmbH       10.30   Germany               Berliner Handels- und     10.30
Frankfurter                                                            Frankfurter Bank A G
Kreditinstitute GmbH
Interfinances de l'Quest      S.A.        5.00   France                Banque Bruxelles           5.00
15, rue de Belleville                                                  Lambert France S.A.
Intermediair Services N.V.    N.V.      100.00   Belgium               Nationale Omnium N.V.    100.00
International Aviation S.A.   S.A.       99.99   Luxemburg             Bank Brussel Lambert      99.99
                                                                       N.V.
International Credit          S.A.S     100.00   France                NMB-Heller Holding N.V.  100.00
Service S.A.S.
International Driver          B.V.       65.00   Netherlands           CW Lease Nederland BV     65.00
Service B.V.
International Factors S.A.    S.A.       50.00   Belgium               Bank Brussel Lambert      50.00
                                                                       N.V.
International Factors         S.A.       49.90   Belgium               International Factors     49.90
Services S.A.                                                          S.A.
International Fund            Ltd.      100.00   Ireland               Guernsey International   100.00
Managers (Ireland) Ltd.                                                Fund Managers Limited
International Fund            Ltd.      100.00   United Kingdom        Baring Private Asset     100.00
Managers UK Ltd.                                                       Management Ltd.
International Metal           Ltd.      100.00   United Kingdom        Arnold Limited           100.00
Trading Limited
International Private         Ltd.       70.00   United Kingdom        BPEP Participations       70.00
Equity Services Limited                                                Limited
International                 Ltd.      100.00   Ireland               International Fund       100.00
Securitisation Managers                                                Managers (Ireland) Ltd.
(Ireland) Ltd.
Interpartes incasso B.V.      B.V.      100.00   Netherlands           Postbank N.V.            100.00
Interpay Nederland B.V.       B.V.       29.85   Netherlands           ING Bank N.V.             29.85
Interunion Bank (Antilles)    N.V.       51.00   Netherlands Antilles  ING Bank N.V.             51.00
N.V.
Intervest B.V.                B.V.        9.46   Netherlands           Bank Mendes Gans N.V.      9.46
Intervest PPM B.V.            B.V.        7.00   Netherlands           Bank Mendes Gans N.V.      7.00
Inversiones Cali Limitada     Ltda.      99.00   Chile                 Prosana S.A.              99.00
Inversiones Medellin          Ltda.      99.00   Chile                 Prosana S.A.              99.00
Limitada
Invesco Asianet Fund Plc.     Plc.           -   Ireland
Investec Global Investment    Plc.           -   Ireland
portfolio Plc.
Investors Financial Group,    Inc.      100.00   United States of      ING Advisors Network,    100.00
Inc.                                             America               Inc.
IsaNet S.A.                   S.A.       18.00   Belgium               Bank Brussel Lambert      18.00
                                                                       N.V.
IsaServer S.A.                S.A.       18.00   Belgium               Bank Brussel Lambert      18.00
                                                                       N.V.
IsaSoftware S.A.              S.A.       18.00   Belgium               Bank Brussel Lambert      18.00
                                                                       N.V.
IT-Partners                   S.A.       10.62   Belgium               Bank Brussel Lambert      10.62
                                                                       N.V.
J & A Holding B.V.            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
J. VLASBLOM ASSURANTIEN       B.V.       37.50   Netherlands           B.V. Algemene             37.50
B.V.                                                                   Beleggingsmaatschappij
                                                                       Reigerdaal
J.B. van den Brink            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij B.V.
J.H. Alta en Co. B.V.         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Holdinvest B.V.
J.H. Moes Holding B.V.        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
J.W.Th.M. Kohlen Beheer       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Jahnstrasze Gebaude B.V.      B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Herverzekering
                                                                       Maatschappij N.V.
Jansen en Zoon                B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assuradeuren B.V.
Jansen Groenendijk            B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assurantiemakelaars B.V.
Jarandilla B.V.               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Jemaas Beheer B.V.            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Jet N.V.                      Ltd.      100.00   Netherlands Antilles  ING Trust B.V.           100.00
Jetta Vastgoed B.V.           B.V.      100.00   Netherlands           ?                        100.00
Jomicapa B.V.                 B.V.      100.00   Netherlands           Sutherland Beheer B.V.   100.00
Jongert Beheer B.V.           B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Jooeun Investment Trust       Ltd.       20.00   South Korea           ING Insurance             20.00
Management Company Limited                                             International B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Interbank On-line System
Limited
Interessengemeinschaft
Frankfurter
Kreditinstitute GmbH
Interfinances de l'Quest
15, rue de Belleville
Intermediair Services N.V.
International Aviation S.A.

International Credit
Service S.A.S.
International Driver
Service B.V.
International Factors S.A.

International Factors
Services S.A.
International Fund
Managers (Ireland) Ltd.
International Fund
Managers UK Ltd.
International Metal
Trading Limited
International Private
Equity Services Limited
International
Securitisation Managers
(Ireland) Ltd.
Interpartes incasso B.V.
Interpay Nederland B.V.
Interunion Bank (Antilles)
N.V.
Intervest B.V.
Intervest PPM B.V.
Inversiones Cali Limitada
Inversiones Medellin
Limitada
Invesco Asianet Fund Plc.
Investec Global Investment
portfolio Plc.
Investors Financial Group,
Inc.
IsaNet S.A.

IsaServer S.A.

IsaSoftware S.A.

IT-Partners

J & A Holding B.V.
J. VLASBLOM ASSURANTIEN
B.V.

J.B. van den Brink
Beleggingsmaatschappij B.V.
J.H. Alta en Co. B.V.

J.H. Moes Holding B.V.
J.W.Th.M. Kohlen Beheer
B.V.
Jahnstrasze Gebaude B.V.


Jansen en Zoon
Assuradeuren B.V.
Jansen Groenendijk
Assurantiemakelaars B.V.
Jarandilla B.V.
Jemaas Beheer B.V.
Jet N.V.
Jetta Vastgoed B.V.
Jomicapa B.V.
Jongert Beheer B.V.
Jooeun Investment Trust
Management Company Limited

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
JUZA Onroerend Goed B.V.      B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
K & M Beheer B.V.             B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Kager Poort B.V.              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Kalival S.A.                  S.A.      100.00   France                Bank Brussel Lambert     100.00
                                                                       N.V.
Kalliope B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Kamadora Investments N.V.     N.V.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
Kantoorgebouw Johan de        B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Wittlaan B.V.                                                          Interfinance B.V.
Kazarian Insurance Brokers    Ltd.      100.00   Canada                Equisure Insurance       100.00
Limited                                                                Services Ltd.
Kema Financieel Adviseurs     B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
B.V.
Kempens Bedrijvencentrum      N.V.        5.82   Belgium               Sogerfin s.a.              5.82
N.V.
Kenau B.V.                    B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Kervezee  Schotte             B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Adviesgroep B.V.
Kijkgroep B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Kilduff Investments Ltd.      Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
Kilse Poort B.V.              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Kleber Vastgoed B.V.          B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Koolhaas Verzekeringen N.V.   N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Schadeverzekering
                                                                       Maatschappij N.V.
Korea Special                 Plc.           -   Ireland                                             -
Opportunities Fund Plc.
Kort Ambacht Maatschappij     B.V.      100.00   Netherlands           Westland/Utrecht         100.00
tot exploitatie van                                                    Hypotheekbank N.V.
onroerende goederen B.V.
Koster Hodes Verzekeringen    B.V.      100.00   Netherlands           T. Koster Beheer B.V.    100.00
B.V.
Krajowa Izba Rozliczeniowa    S.A.        5.73   Poland                Bank Slaski S.A. w         5.73
S.A.                                                                   Katowicach
Kubler & Niethammer           AG         20.97   Germany               Industrie-Beteiligungs-   20.97
Papierfabrik Kriebstein AG                                             Gesellschaft mbH
Kubler & Niethammer           GmnH       18.93   Germany               Industrie-Beteiligungs-   18.93
Papierfabrik Kriebstein                                                Gesellschaft mbH
Energieversorgung GmbH
Kuiper                        B.V.           -   Netherlands           ?                             -
Verzekeringsmakelaar B.V.
L. Beaton Insurance           Inc.      100.00   Canada                Equisure Insurance       100.00
Brokers Inc.                                                           Services Ltd.
L. Herrebout Beleggingen      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
L.Martens Beheer B.V.         B.V.      100.00   Netherlands           ING Prena B.V.           100.00
La Compagnie d'Assurances     S.A.       97.00   Canada                ING Canada Inc.           97.00
Belair
La Gro's Assurantiekantoor    B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
B.V.
La Maison de le Entreprise    S.A.        2.50   Belgium               Bank Brussel Lambert       2.50
S.A.                                                                   N.V.
La Societe Civile             S.A.       12.00   France                Nationale-Nederlanden     12.00
Immobiliere PB 10                                                      Intervest IV B.V.
Laboratorio Bio Imagen        Ltda.      99.00   Colombia              Cruz Blanca EPS S.A.      99.00
Limitada
Lagare (ING VastGoed)         ?              -   Netherlands           ?                             -
Lagotis B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Langosta B.V.                 B.V.      100.00   Netherlands           BV Algemene              100.00

                                                                       Beleggingsmaatschappij
                                                                       CenE
                                                                       Bankiers
                                                                       N.V.
Larino B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Latourette B.V.               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Le Fort Life Limited          Ltd.      100.00   Australia             RetireInvest             100.00
                                                                       Corporation Limited
Le Groupe 3PCS inc.           Inc.      100.00   Canada                3662578 Canada Inc.(7)   100.00
Le Groupe Commerce            S.A.      100.00   Canada                ING Canada P&C Inc.      100.00
Compagnie d'Assurances
Leacroft Limited              Ltd.      100.00   Hong Kong             INGB Securities Client   100.00
                                                                       Services Limited
Leasing Principals Limited    Ltd.      100.00   United Kingdom        CW Lease UK Ltd          100.00
Leaver B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Ledanca B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
JUZA Onroerend Goed B.V.

K & M Beheer B.V.
Kager Poort B.V.

Kalival S.A.

Kalliope B.V.
Kamadora Investments N.V.
Kantoorgebouw Johan de
Wittlaan B.V.
Kazarian Insurance Brokers
Limited
Kema Financieel Adviseurs
B.V.
Kempens Bedrijvencentrum
N.V.
Kenau B.V.
Kervezee  Schotte
Adviesgroep B.V.
Kijkgroep B.V.
Kilduff Investments Ltd.

Kilse Poort B.V.

Kleber Vastgoed B.V.
Koolhaas Verzekeringen N.V.


Korea Special
Opportunities Fund Plc.
Kort Ambacht Maatschappij
tot exploitatie van
onroerende goederen B.V.
Koster Hodes Verzekeringen
B.V.
Krajowa Izba Rozliczeniowa
S.A.
Kubler & Niethammer
Papierfabrik Kriebstein AG
Kubler & Niethammer
Papierfabrik Kriebstein
Energieversorgung GmbH
Kuiper
Verzekeringsmakelaar B.V.
L. Beaton Insurance
Brokers Inc.
L. Herrebout Beleggingen
B.V.
L.Martens Beheer B.V.
La Compagnie d'Assurances
Belair
La Gro's Assurantiekantoor
B.V.
La Maison de le Entreprise
S.A.
La Societe Civile
Immobiliere PB 10
Laboratorio Bio Imagen
Limitada
Lagare (ING VastGoed)
Lagotis B.V.
Langosta B.V.





Larino B.V.
Latourette B.V.
Le Fort Life Limited

Le Groupe 3PCS inc.
Le Groupe Commerce
Compagnie d'Assurances
Leacroft Limited

Leasing Principals Limited
Leaver B.V.
Ledanca B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Lekse Poort B.V.              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Leleque Pty Limited           Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Insurance (Australia)
                                                                       Ltd.
Leontina B.V.                 B.V.      100.00   Netherlands           ING Groep N.V.           100.00
Lerac Investment S.A.         S.A.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
Lexington Funds Distributor   Inc.      100.00   United States of      ING Pilgrim Group, Inc.  100.00
                                     America
Lexington Global Asset        LLC       100.00   United States of      ING Pilgrim Group, Inc.  100.00
Managers LLC                                     America
Licorera B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Liecene B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Life Insurance Company of     Inc.      100.00   United States of      ING America Life         100.00
Georgia                                          America               Corporation
Life of Georgia Agency,       Inc.      100.00   United States of      ING America Life         100.00
Inc.                                             America               Corporation
Limburgse Waterpoort B.V.     B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Lindenburgh C.V.              C.V.        1.00   Netherlands           ?                          1.00
Lingese Poort B.V.            B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Lion Connecticut Holdings,    Inc.      100.00   United States of      ING America Insurance    100.00
Inc.                                             America               Holdings, Inc.
Lion Custom Investments LLC   LLC       100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
Lion II Custom Investments    LLC       100.00   United States of      ING America Insurance    100.00
LLC                                              America               Holdings, Inc.
Liquiditats-Konsortialbank    GmbH        0.01   Germany               ING Verwaltung             0.01
GmbH                                                                   (Deutschland) GmbH A.G.
Liquidity Services Ltd.       Ltd.      100.00   United Kingdom        Sutherlands (Holdings)   100.00
                                                                       Ltd.
lmmo Property Tripolis A      B.V.           -   Netherlands           ?                             -
B.V.
Loca-BBL S.A.                 S.A.      100.00   France                BBL International        100.00
                                                                       (U.K.) Ltd.
Locabel Immo S.A.             S.A.      100.00   Belgium               Locabel-Invest s.a.      100.00
Locabel S.A.                  S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
Locabel-Auto S.A.             S.A.      100.00   Belgium               Locabel S.A.             100.00
Locabel-Invest S.A.           S.A.      100.00   Belgium               Locabel S.A.             100.00
Location 3 Ltd.               Ltd.      100.00   Canada                Sterling Developments    100.00
                                                                       B.V.
Locura Belegging B.V.         B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Locust Street Securities,     Inc.      100.00   United States of      ING Advisors Network,    100.00
inc                                              America               Inc.
Loeffplein Garage B.V.        B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Holdinvest B.V.
Lokmaipattana Co. Limited     Ltd.       10.00   Thailand              Barsec (International)    10.00
                                                                       Limited
Lomajoma Holdings B.V.        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Londam B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
London & Amsterdam            Ltd.       50.00   Netherlands           ING Real Estate           50.00
Development Ltd.                                                       Development
                                                                       International B.V.
London & Amsterdam            Ltd.      100.00   Netherlands           ING Real Estate          100.00
Properties Ltd.                                                        Development
                                                                       International B.V.
Longbow Fund Limited          Ltd.           -   British Virgin        ?                             -
                                     Islands
Longwood Offshore Fund                       -   Caymand Islands       ?                             -
                                                 British West Indies
Lorkendreef Beheer N.V.       N.V.      100.00   Netherlands           ING Prena B.V.           100.00
Lotalota B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Louvreffel                    S.A.      100.00   France                Bank Brussel Lambert     100.00
                                                                       N.V.
Lovento B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Lugtenburg Assurantien B.V.   B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Lupulo B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Lustroso B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Luteola B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
M.A.F.G. Ltd.                 Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Insurance (Australia)
                                                                       Ltd.
M.B. van der Vlerk B.V.       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
M.D.W. LLC.                   LLC        99.00   United States of      Bank Brussel Lambert      99.00
                                                 America               N.V.
Maas Erasmus B.V.             B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.

last update 28 February 2001
=====================================================================================================================

Company name                     Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
=====================================================================================================================
Lekse Poort B.V.

Leleque Pty Limited


Leontina B.V.
Lerac Investment S.A.
Lexington Funds Distributor

Lexington Global Asset
Managers LLC
Licorera B.V.
Liecene B.V.
Life Insurance Company of
Georgia
Life of Georgia Agency,
Inc.
Limburgse Waterpoort B.V.

Lindenburgh C.V.
Lingese Poort B.V.

Lion Connecticut Holdings,
Inc.
Lion Custom Investments LLC

Lion II Custom Investments
LLC
Liquiditats-Konsortialbank
GmbH
Liquidity Services Ltd.

lmmo Property Tripolis A
B.V.
Loca-BBL S.A.

Locabel Immo S.A.
Locabel S.A.

Locabel-Auto S.A.
Locabel-Invest S.A.
Location 3 Ltd.

Locura Belegging B.V.
Locust Street Securities,
inc
Loeffplein Garage B.V.

Lokmaipattana Co. Limited

Lomajoma Holdings B.V.
Londam B.V.
London & Amsterdam
Development Ltd.

London & Amsterdam
Properties Ltd.

Longbow Fund Limited

Longwood Offshore Fund

Lorkendreef Beheer N.V.
Lotalota B.V.
Louvreffel

Lovento B.V.
Lugtenburg Assurantien B.V.
Lupulo B.V.
Lustroso B.V.
Luteola B.V.
M.A.F.G. Ltd.


M.B. van der Vlerk B.V.
M.D.W. LLC.

Maas Erasmus B.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Maas Erasmus B.V.             B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Maatschappij                  B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Stadhouderslaan B.V.                                                   Holdinvest B.V.
Maatschappij tot              B.V.      100.00   Netherlands           Postbank                 100.00
Exploitatie van Onroerende                                             Schadeverzekering N.V.
Goederen
"GeversDeynootplein" B.V.
Maatschappij tot              B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Exploitatie van Onroerende                                             Interfinance B.V.
Goederen "GrandHotel" B.V.
Maatschappij tot              B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Exploitatie van Onroerende                                             Interfinance B.V.
Goederen"Kurhaus" B.V.
Maatschappij tot              B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Exploitatie van Onroerende                                             Interfinance B.V.
Goederen"Palace" B.V.
Macdonald Chisholm            Ltd.      100.00   Canada                Macdonald Chisholm       100.00
Holdings Limited                                                       Incorporated
Macdonald Chisholm            Inc.      100.00   Canada                Equisure Financial       100.00
Incorporated                                                           Network, Inc.
MacLeod Fepco Insurance       Ltd.      100.00   Canada                Equisure Insurance       100.00
Brokers Ltd.                                                           Services Ltd.
Maculata B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Madival S.A.                  S.A.      100.00   France                Kalival  S.A.            100.00
Madrigal B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Maison de la Radio Flagey     S.A.        5.00   Belgium               Bank Brussel Lambert       5.00
                                                                       N.V.
Maketravel Limited            Ltd.      100.00   United Kingdom        ING Baring Securities    100.00
                                                                       Services Limited
Management Services ING       B.V.      100.00   Netherlands           ING Trust (Nederland)    100.00
Bank B.V.                                                              B.V.
Mandema en Partners Beheer    B.V.        2.86   Netherlands           B.V. Algemene              2.86
B.V.                                                                   Beleggingsmaatschappij
                                                                       Reigerdaal
Mariahove C.V.                C.V.        1.00   Netherlands           ?                          1.00
Marienburg V.O.F.             V.O.F.     49.45   Netherlands           ?                         49.45
Mark Twin Associates          ?              -   Netherlands           ?                             -
Market Systems Research       Inc.      100.00   United States of      ING Pilgrim Group, Inc.  100.00
Advisors, Inc.                                   America
Market Systems Research,      Inc.      100.00   United States of      Market Systems           100.00
Inc.                                             America               Research Adviser, Inc.
Markse Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Marktpassage Helmstedt        GbR        67.96   Germany               Berliner Handels- und     67.96
GmbH & Co.KG                                                           Frankfurter Bank A G
Marqes 10 B.V.                B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
Marqes 11 B.V.                B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
Marqes 5 B.V.                 B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
Marqes 6 B.V.                 B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
Marqes 7 B.V.                 B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
Marqes 8 B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Marqes 8 B.V.                 B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
Marvest C.V.                  C.V.           -   Netherlands           ?                             -
Math. Holding B.V.            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Matthew Holding B.V.          B.V.      100.00   Netherlands           ING Prena B.V.           100.00
MAWOG Madeburger              GmbH       19.42   Germany               BHF Immobilien-GmbH       19.42
Wohnungdbauges. mbH
Mazairac Belegging B.V.       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
MBO Brinkstraat B.V.          B.V.      100.00   Netherlands           MBO Brinkstraat          100.00
                                                                       Holding B.V.
MBO Brinkstraat Grond B.V.    B.V.      100.00   Netherlands           MBO Brinkstraat          100.00
                                                                       Holding B.V.
MBO Brinkstraat Holding       B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Ontwikkeling B.V.
MBO Brova C.V.                C.V.        1.00   Netherlands           ?                          1.00
MBO Camargo SA                S.A.      100.00   Spain                 ING Real Estate          100.00
                                                                       Development
                                                                       International B.V.
MBO Catharijnesingel B.V.     B.V.      100.00   Netherlands           MBO Catharijnesingel     100.00
                                                                       Holding B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Maas Erasmus B.V.

Maatschappij
Stadhouderslaan B.V.
Maatschappij tot
Exploitatie van Onroerende
Goederen
"GeversDeynootplein" B.V.
Maatschappij tot
Exploitatie van Onroerende
Goederen "GrandHotel" B.V.
Maatschappij tot
Exploitatie van Onroerende
Goederen"Kurhaus" B.V.
Maatschappij tot
Exploitatie van Onroerende
Goederen"Palace" B.V.
Macdonald Chisholm
Holdings Limited
Macdonald Chisholm
Incorporated
MacLeod Fepco Insurance
Brokers Ltd.
Maculata B.V.
Madival S.A.
Madrigal B.V.
Maison de la Radio Flagey

Maketravel Limited

Management Services ING
Bank B.V.
Mandema en Partners Beheer
B.V.

Mariahove C.V.
Marienburg V.O.F.
Mark Twin Associates
Market Systems Research
Advisors, Inc.
Market Systems Research,
Inc.
Markse Poort B.V.

Marktpassage Helmstedt
GmbH & Co.KG
Marqes 10 B.V.

Marqes 11 B.V.

Marqes 5 B.V.

Marqes 6 B.V.

Marqes 7 B.V.

Marqes 8 B.V.
Marqes 8 B.V.

Marvest C.V.
Math. Holding B.V.
Matthew Holding B.V.
MAWOG Madeburger
Wohnungdbauges. mbH
Mazairac Belegging B.V.
MBO Brinkstraat B.V.

MBO Brinkstraat Grond B.V.

MBO Brinkstraat Holding
B.V.
MBO Brova C.V.
MBO Camargo SA


MBO Catharijnesingel B.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
MBO Catharijnesingel Grond    B.V.      100.00   Netherlands           MBO Catharijnesingel     100.00
B.V.                                                                   Holding B.V.
MBO Catharijnesingel          B.V.      100.00   Netherlands           ING Vastgoed             100.00
Holding B.V.                                                           Ontwikkeling B.V.
MBO De Hamershof II B.V.      B.V.      100.00   Netherlands           Technisch Bureau         100.00
                                                                       Nijhof B.V.
MBO De Hamershof II Grond     B.V.      100.00   Netherlands           MBO De Hamershof II      100.00
B.V.                                                                   Holding B.V.
MBO De Hamershof II           B.V.      100.00   Netherlands           ING Vastgoed             100.00
Holding B.V.                                                           Ontwikkeling B.V.
MBO Dommelstaete Holding      B.V.      100.00   Netherlands           Vastgoed Visarenddreef   100.00
B.V.                                                                   Holding B.V.
MBO Emmasingel B.V.           B.V.      100.00   Netherlands           MBO Emmasingel Holding   100.00
                                                                       B.V.
MBO Emmasingel Grond B.V.     B.V.      100.00   Netherlands           MBO Emmasingel Holding   100.00
                                                                       B.V.
MBO Emmasingel Holding B.V.   B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Guyotplein B.V.           B.V.      100.00   Netherlands           MBO Guyotplein Holding   100.00
                                                                       B.V.
MBO Guyotplein Grond B.V.     B.V.      100.00   Netherlands           MBO Guyotplein Holding   100.00
                                                                       B.V.
MBO Guyotplein Holding B.V.   B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Kousteensedijk B.V.       B.V.      100.00   Netherlands           MBO Kousteensedijk       100.00
                                                                       Holding B.V.
MBO Kousteensedijk Grond      B.V.      100.00   Netherlands           MBO Kousteensedijk       100.00
B.V.                                                                   Holding B.V.
MBO Kousteensedijk Holding    B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Ontwikkeling B.V.
MBO Kruseman Van Eltenweg     B.V.      100.00   Netherlands           MBO Kruseman van         100.00
B.V.                                                                   Eltenweg Holding B.V.
MBO Kruseman Van Eltenweg     B.V.      100.00   Netherlands           MBO Kruseman van         100.00
Grond B.V.                                                             Eltenweg Holding B.V.
MBO Kruseman Van Eltenweg     B.V.      100.00   Netherlands           ING Vastgoed             100.00
Holding B.V.                                                           Ontwikkeling B.V.
MBO LaFarga S.A.              S.A.      100.00   Spain                 ING Real Estate          100.00
                                                                       International
                                                                       Development B.V.
MBO Marienburg B.V.           B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Morisson Ltd.             Ltd.       50.00   United Kingdom        ING Real Estate           50.00
                                                                       International
                                                                       Development B.V.
MBO North America Finance     B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Ontwikkeling B.V.
MBO Oranjerie B.V.            B.V.      100.00   Netherlands           MBO Oranjerie Holding    100.00
                                                                       B.V.
MBO Oranjerie Grond B.V.      B.V.      100.00   Netherlands           MBO Oranjerie Holding    100.00
                                                                       B.V.
MBO Oranjerie Holding B.V.    B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Pleintoren B.V.           B.V.      100.00   Netherlands           MBO Pleintoren Holding   100.00
                                                                       B.V.
MBO Pleintoren Holding B.V.   B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Riho C.V.                 C.V.           -   Netherlands           ?                             -
MBO Ruijters B.V.             B.V.      100.00   Netherlands           Drs Ruijters Vastgoed    100.00
                                                                       B.V.
MBO Stadspoort B.V.           B.V.      100.00   Netherlands           MBO Stadspoort Holding   100.00
                                                                       B.V.
MBO Stadspoort Grond B.V.     B.V.      100.00   Netherlands           MBO Stadspoort Holding   100.00
                                                                       B.V.
MBO Stadspoort Holding B.V.   B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Vastgoed Lease B.V.       B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Via Catarina B.V.         B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Walburg B.V.              B.V.      100.00   Netherlands           MBO Walburg Holding      100.00
                                                                       B.V.
MBO Walburg Grond B.V.        B.V.      100.00   Netherlands           MBO Walburg Holding      100.00
                                                                       B.V.
MBO Walburg Holding B.V.      B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
MBO Willem II Singel B.V.     B.V.      100.00   Netherlands           MBO Willem II Singel     100.00
                                                                       Holding B.V.
MBO Willem II Singel Grond    B.V.      100.00   Netherlands           MBO Willem II Singel     100.00
B.V.                                                                   Holding B.V.
MBO Willem II Singel          B.V.      100.00   Netherlands           ING Vastgoed             100.00
Holding B.V.                                                           Ontwikkeling B.V.
MBO Zuidplein II B.V.         B.V.      100.00   Netherlands           MBO Zuidplein II         100.00
                                                                       Holding B.V.
MBO Zuidplein II Grond B.V.   B.V.      100.00   Netherlands           MBO Zuidplein II         100.00
                                                                       Holding B.V.
MBO Zuidplein II Holding      B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Ontwikkeling B.V.
MC-BBL Eastern European       Ltd.       50.66   Luxemburg             Bank Brussel Lambert      50.66
(Holdings)                                                             N.V.
MC-BBL Securities Ltd.        Ltd.      100.00   United Kingdom        Bank Brussel Lambert     100.00
                                                                       N.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
MBO Catharijnesingel Grond
B.V.
MBO Catharijnesingel
Holding B.V.
MBO De Hamershof II B.V.

MBO De Hamershof II Grond
B.V.
MBO De Hamershof II
Holding B.V.
MBO Dommelstaete Holding
B.V.
MBO Emmasingel B.V.

MBO Emmasingel Grond B.V.

MBO Emmasingel Holding B.V.

MBO Guyotplein B.V.

MBO Guyotplein Grond B.V.

MBO Guyotplein Holding B.V.

MBO Kousteensedijk B.V.

MBO Kousteensedijk Grond
B.V.
MBO Kousteensedijk Holding
B.V.
MBO Kruseman Van Eltenweg
B.V.
MBO Kruseman Van Eltenweg
Grond B.V.
MBO Kruseman Van Eltenweg
Holding B.V.
MBO LaFarga S.A.


MBO Marienburg B.V.

MBO Morisson Ltd.


MBO North America Finance
B.V.
MBO Oranjerie B.V.

MBO Oranjerie Grond B.V.

MBO Oranjerie Holding B.V.

MBO Pleintoren B.V.

MBO Pleintoren Holding B.V.

MBO Riho C.V.
MBO Ruijters B.V.

MBO Stadspoort B.V.

MBO Stadspoort Grond B.V.

MBO Stadspoort Holding B.V.

MBO Vastgoed Lease B.V.

MBO Via Catarina B.V.

MBO Walburg B.V.

MBO Walburg Grond B.V.

MBO Walburg Holding B.V.

MBO Willem II Singel B.V.

MBO Willem II Singel Grond
B.V.
MBO Willem II Singel
Holding B.V.
MBO Zuidplein II B.V.

MBO Zuidplein II Grond B.V.

MBO Zuidplein II Holding
B.V.
MC-BBL Eastern European
(Holdings)
MC-BBL Securities Ltd.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Medallion Insurance           Ltd.      100.00   Canada                Equisure Financial       100.00
(Edmonton) Ltd.                                                        Network, Inc.
Medicine Hat Insurance Inc.   Inc.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
Melifluo B.V.                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Mercantile Equities Ltd.      Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Insurance (Australia)
                                                                       Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Administration Services                                                Life Insurance Co. Ltd.
Pty Limited
Mercantile Mutual             Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Custodians Pty Ltd.                                                    Life Insurance Co. Ltd.
Mercantile Mutual Employee    Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Benefits Ltd.                                                          Life Insurance Co. Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Financial Services Ltd.                                                Holdings Ltd.
Mercantile Mutual Funds       Ltd.      100.00   Australia             Mercantile Mutual        100.00
Management Ltd.                                                        Holdings Ltd.
Mercantile Mutual Health      Ltd.      100.00   Australia             Mercantile Mutual        100.00
Ltd.                                                                   Holdings Ltd.
Mercantile Mutual Holdings    Ltd.      100.00   Australia             ING Australia Ltd.       100.00
Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Insurance (Australia) Ltd.                                             Holdings Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Insurance (N.S.W. Workers                                              Insurance (Workers
Compensation) Ltd.                                                     Compensation) Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Insurance (SA Workers                                                  Insurance (Workers
Compensation) Ltd.                                                     Compensation) Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Insurance (Workers                                                     Holdings Ltd.
Compensation) Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Insurance Equities                                                     Insurance (Australia)
                                                                       Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Investment Management Ltd.                                             Holdings Ltd.
Mercantile Mutual             Ltd.      100.00   Australia             Mercantile Mutual        100.00
Investment Planning Limited                                            Funds Management Ltd.
Mercantile Mutual Staff       Ltd.      100.00   Australia             Mercantile Mutual        100.00
Retirement Fund Pty Limited                                            Holdings Ltd.
Mercantile Mutual Worksure    Ltd.      100.00   Australia             Mercantile Mutual        100.00
Limited                                                                Insurance (Workers
                                                                       Compensation) Ltd.
Mercurius Beheer B.V.         B.V.      100.00   Netherlands           BV Algemene              100.00
                                                                       Beleggingsmaatschappij
                                                                       CenE Bankiers N.V.
METRO Capital B.V.            BV         12.91   Netherlands           Berliner Handels- und     12.91
                                                                       Frankfurter Bank A G
Mia Ofice Americas, inc.      Inc.      100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
Middenbank Curacao N.V.       N.V.      100.00   Netherlands Antilles  ING Bank N.V.            100.00
Midwestern United Life        Inc.      100.00   United States of      Security Life of         100.00
Insurance Company                                America               Denver Insurance
                                                                       Company
Mijcene B.V.                  B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Minnaar Holding B.V.          B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Miopia B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
MKB Advies Deelnemingen       N.V.      100.00   Netherlands           ING Bank N.V.            100.00
B.V.
MKB Adviseurs B.V.            B.V.      100.00   Netherlands           MKB Advies               100.00
                                                                       Deelnemingen B.V.
MKB Beleggingen B.V.          B.V.      100.00   Netherlands           ING Bank Corporate       100.00
                                                                       Investments B.V.
MKB Card B.V.                 B.V.       50.00   Netherlands           ING Bank N.V.             50.00
MKB Investments B.V.          B.V.      100.00   Netherlands           ING Bank N.V.            100.00
MKB Punt B.V.                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
MKB Vliehors II B.V.          B.V.      100.00   Netherlands           ING Bank Corporate       100.00
                                                                       Investments B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Medallion Insurance
(Edmonton) Ltd.
Medicine Hat Insurance Inc.

Melifluo B.V.
Mercantile Equities Ltd.


Mercantile Mutual
Administration Services
Pty Limited
Mercantile Mutual
Custodians Pty Ltd.
Mercantile Mutual Employee
Benefits Ltd.
Mercantile Mutual
Financial Services Ltd.
Mercantile Mutual Funds
Management Ltd.
Mercantile Mutual Health
Ltd.
Mercantile Mutual Holdings
Ltd.
Mercantile Mutual
Insurance (Australia) Ltd.
Mercantile Mutual
Insurance (N.S.W. Workers
Compensation) Ltd.
Mercantile Mutual
Insurance (SA Workers
Compensation) Ltd.
Mercantile Mutual
Insurance (Workers
Compensation) Ltd.
Mercantile Mutual
Insurance Equities

Mercantile Mutual
Investment Management Ltd.
Mercantile Mutual
Investment Planning Limited
Mercantile Mutual Staff
Retirement Fund Pty Limited
Mercantile Mutual Worksure
Limited

Mercurius Beheer B.V.


METRO Capital B.V.

Mia Ofice Americas, inc.

Middenbank Curacao N.V.
Midwestern United Life
Insurance Company

Mijcene B.V.

Minnaar Holding B.V.
Miopia B.V.
MKB Advies Deelnemingen
B.V.
MKB Adviseurs B.V.

MKB Beleggingen B.V.

MKB Card B.V.
MKB Investments B.V.
MKB Punt B.V.
MKB Vliehors II B.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
MKB Vliehors III B.V.         B.V.      100.00   Netherlands           ING Bank Corporate       100.00
                                                                       Investments B.V.
MKL Rentals Limited           Ltd.      100.00   United Kingdom        ING Lease (UK) Limited   100.00
MML Properties Pty. Ltd.      Ltd.      100.00   Australia             The Mercantile Mutual    100.00
                                                                       Life Insurance Co. Ltd.
Molenweide B.V.               B.V.       71.02   Netherlands           ING Prena B.V.            71.02
Moneyramp.com Ltd.            Ltd.      100.00   Canada                Equisure Financial       100.00
                                                                       Network, Inc.
Monna N.V.                    Ltd.      100.00   Netherlands Antilles  ING Trust (Antilles) NV  100.00
Morche B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Morgex Insurance Group Ltd.   Ltd.      100.00   Canada                Medallion Insurance       99.00   Equisure Financial    0.33
                                                                       (Edmonton) Ltd.                   Network, Inc.
Mountbatten Limited           Ltd.      100.00   Hong Kong             INGB Securities Client   100.00
                                                                       Services Limited
Movir N.V.                    N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Nederland B.V.
Mucc N.V.                     N.V.       33.33   Belgium               BBL Hold S.A.             33.33
Muggenburg Beheer B.V.        B.V.           -   Netherlands           ?                             -
Muggenburg Beheer C.V.        C.V.       50.00   Netherlands           Muggenburg Beheer B.V.    50.00
Muguet B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Muidergracht Onroerend        B.V.      100.00   Netherlands           Hypothecair Belang       100.00
Goed B.V.                                                              Gaasperdam I N.V.
Mularis N.V.                  N.V.      100.00   Netherlands           ING Prena B.V.           100.00
Mullens Nominees Pty Ltd.     Ltd.      100.00   Australia             BBL Nominees Ltd         100.00
(MNPL)
Muller Bouwparticipatie       B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Ontwikkeling B.V.
MultiAccess B.V.              B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Multicover B.V.               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Multi-Financial Group, Inc    Inc.      100.00   United States of      ING Advisors Network,    100.00
                                                 America               Inc.
Multi-Financial Securities    Inc.      100.00   United States of      Multi-Financial Group    100.00
Corporation                                      America               Inc.
Multi-Financial Securities    Inc.      100.00   United States of      Multi-Financial          100.00
Corporation of                                   America               Securities Corporation
Massachusetts, Inc.
Multi-Financial Securities    Inc.      100.00   United States of      Multi-Financial          100.00
Corporation of Ohio, Inc.                        America               Securities Corporation
Multi-Financial Securities    Inc.      100.00   United States of      Multi-Financial          100.00
Corporation of Texas, Inc.                       America               Securities Corporation
Multi-Funds Advisory S.A.     S.A.        0.03   Luxemburg             ING Bank Luxembourg        0.03
                                                                       S.A.
Mustang B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Muteka B.V.                   B.V.      100.00   Netherlands           NMB-Heller Holding N.V.  100.00
N&M Holding N.V.              N.V.      100.00   Netherlands Antilles  ING Bank Corporate       100.00
                                                                       Investments B.V.
N.N. US Realty Corp.          Corp.     100.00   United States of      Nationale-Nederlanden    100.00
                                                 America               Intertrust B.V.
N.V. Arnhemsche               N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Hypotheekbank voor                                                     Hypotheekbank N.V.
Nederland
N.V. Arubaanse                N.V.      100.00   Aruba                 Nationale-Nederlanden    100.00
Verzekeringsagenturen                                                  Schadeverzekering
                                                                       Maatschappij N.V.
N.V. Belegging- en            N.V.      100.00   Netherlands           N.V. Nationale           100.00
beheermaatschappij                                                     Borg-Maatschappij
"Keizersgracht"
N.V. Haagsche                 N.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Herverzekering-Maatschappij                                            Interfinance B.V.
van 1836
N.V. Instituut voor           N.V.      100.00   Netherlands           CenE Bankiers N.V.       100.00
Ziekenhuisfinanciering
N.V. Nationale                N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Borg-Maatschappij                                                      Nederland B.V.
N.V. Nationale Volksbank      N.V.      100.00   Netherlands           InterAdvies N.V.         100.00
N.V. Square Montgomery        N.V.       95.00   Belgium               Belart S.A.               95.00

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
MKB Vliehors III B.V.

MKL Rentals Limited
MML Properties Pty. Ltd.

Molenweide B.V.
Moneyramp.com Ltd.

Monna N.V.
Morche B.V.
Morgex Insurance Group Ltd.     Healey Insurance      0.33   T.L.C. Investments    0.33
                                Consultants Ltd.             Inc.
Mountbatten Limited

Movir N.V.

Mucc N.V.
Muggenburg Beheer B.V.
Muggenburg Beheer C.V.
Muguet B.V.
Muidergracht Onroerend
Goed B.V.
Mularis N.V.
Mullens Nominees Pty Ltd.
(MNPL)
Muller Bouwparticipatie
B.V.
MultiAccess B.V.
Multicover B.V.
Multi-Financial Group, Inc

Multi-Financial Securities
Corporation
Multi-Financial Securities
Corporation of
Massachusetts, Inc.
Multi-Financial Securities
Corporation of Ohio, Inc.
Multi-Financial Securities
Corporation of Texas, Inc.
Multi-Funds Advisory S.A.

Mustang B.V.
Muteka B.V.
N&M Holding N.V.

N.N. US Realty Corp.

N.V. Arnhemsche
Hypotheekbank voor
Nederland
N.V. Arubaanse
Verzekeringsagenturen

N.V. Belegging- en
beheermaatschappij
"Keizersgracht"
N.V. Haagsche
Herverzekering-Maatschappij
van 1836
N.V. Instituut voor
Ziekenhuisfinanciering
N.V. Nationale
Borg-Maatschappij
N.V. Nationale Volksbank
N.V. Square Montgomery

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
N.V. Surinaamse               N.V.      100.00   Surinam               Nationale-Nederlanden    100.00
Verzekeringsagenturen                                                  Schadeverzekering
                                                                       Maatschappij N.V.
N.V. Zeker Vast Gaasperdam    N.V.      100.00   Netherlands           Hypothecair Belang       100.00
                                                                       Gaasperdam I N.V.
Nagata Pty Limited            Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Funds Management Ltd.
National Alliance for         Inc.      100.00   United States of      IFG Advisory, Inc.       100.00
Independent Portfolio                            America
Managers, Inc.
Nationale Hypotheekbank       N.V.      100.00   Netherlands           Utrechtse                100.00
N.V.                                                                   Hypotheekbank N.V.
Nationale Omnium N.V.         N.V.      100.00   Belgium               De Vaderlandsche N.V.    100.00
Nationale-Nederlanden (UK)    Ltd.      100.00   United Kingdom        Nationale-Nederlanden    100.00
Ltd.                                                                   Overseas Finance and
                                                                       Investment Company
Nationale-Nederlanden         S.A.        0.03   Luxemburg             ING Bank (Luxembourg)      0.03
Advisory S.A.                                                          S.A.
Nationale-Nederlanden         S.A.      100.00   Spain                 ING Continental Europe   100.00
Agencia de Valores S.A.                                                Holdings B.V.
Nationale-Nederlanden         N.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Beleggingsrekening N.V.                                                Interfinance B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Vastgoed N.V.        100.00
Bouwfonds 1975 B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Vastgoed N.V.        100.00
Bouwfonds 1976 B.V.
Nationale-Nederlanden CSFR    S.R.O.    100.00   Czech Republic        Nationale-Nederlanden    100.00
Intervest s.r.o.                                                       Intervest IX B.V.
Nationale-Nederlanden CSFR    V.O.S.    100.00   Czech Republic        Nationale Nederlanden    100.00
Real Estate v.o.s.                                                     Interfinance B.V.
Nationale-Nederlanden         N.V.      100.00   Netherlands Antilles  Nationale-Nederlanden    100.00
Finance Corporation                                                    Holdinvest B.V.
(Curacao) N.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Financiele Diensten B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Financiering Maatschappij                                              Holdinvest B.V.
B.V.
Nationale-Nederlanden         N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Herverzekering                                                         Internationale
Maatschappij N.V.                                                      Schadeverzekering N.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Holdinvest B.V.                                                        Interfinance B.V.
Nationale-Nederlanden         Kft.      100.00   Hungary               Nationale-Nederlanden    100.00
Hungary Real Estate Kft.                                               Intervest XI B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Hypotheekbank N.V.                                                     Holdinvest B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Verzekeringen N.V.   100.00
Interfinance B.V.
Nationale-Nederlanden         N.V.      100.00   Netherlands           N.V. Arubaanse           100.00
Internationale                                                         Verzekeringsagenturen
Schadeverzekering N.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Insurance            100.00
Intertrust B.V.                                                        International B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Vastgoed N.V.        100.00
Intervest 52 B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Insurance            100.00
Intervest II B.V.                                                      International B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Intervest IV B.V.                                                      Holdinvest B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Intervest IX B.V.                                                      Interfinance B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Intervest V B.V.                                                       Holdinvest B.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Intervest XI B.V.                                                      Interfinance B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
N.V. Surinaamse
Verzekeringsagenturen

N.V. Zeker Vast Gaasperdam

Nagata Pty Limited

National Alliance for
Independent Portfolio
Managers, Inc.
Nationale Hypotheekbank
N.V.
Nationale Omnium N.V.
Nationale-Nederlanden (UK)
Ltd.

Nationale-Nederlanden
Advisory S.A.
Nationale-Nederlanden
Agencia de Valores S.A.
Nationale-Nederlanden
Beleggingsrekening N.V.
Nationale-Nederlanden
Bouwfonds 1975 B.V.
Nationale-Nederlanden
Bouwfonds 1976 B.V.
Nationale-Nederlanden CSFR
Intervest s.r.o.
Nationale-Nederlanden CSFR
Real Estate v.o.s.
Nationale-Nederlanden
Finance Corporation
(Curacao) N.V.
Nationale-Nederlanden
Financiele Diensten B.V.
Nationale-Nederlanden
Financiering Maatschappij
B.V.
Nationale-Nederlanden
Herverzekering
Maatschappij N.V.
Nationale-Nederlanden
Holdinvest B.V.
Nationale-Nederlanden
Hungary Real Estate Kft.
Nationale-Nederlanden
Hypotheekbank N.V.
Nationale-Nederlanden
Interfinance B.V.
Nationale-Nederlanden
Internationale
Schadeverzekering N.V.
Nationale-Nederlanden
Intertrust B.V.
Nationale-Nederlanden
Intervest 52 B.V.
Nationale-Nederlanden
Intervest II B.V.
Nationale-Nederlanden
Intervest IV B.V.
Nationale-Nederlanden
Intervest IX B.V.
Nationale-Nederlanden
Intervest V B.V.
Nationale-Nederlanden
Intervest XI B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Intervest XII B.V.                                                     Interfinance B.V.
Nationale-Nederlanden         N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Levensverzekering                                                      Nederland B.V.
Maatschappij N.V.
Nationale-Nederlanden         Rt        100.00   Hungary               ING Continental Europe   100.00
Magyarorszagi Biztosito Rt                                             Holdings B.V.
Nationale-Nederlanden         Ltd.      100.00   Hungary               Grabenstrasse Staete     100.00
Mutual Funds Servicing &                                               B.V.
Consulting Ltd.
Nationale-Nederlanden         B.V.      100.00   Netherlands           ING Verzekeringen N.V.   100.00
Nederland B.V.
Nationale-Nederlanden         Ltd.      100.00   United Kingdom        ING Insurance            100.00
Overseas Finance and                                                   International B.V.
Investment Company
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Pensioen Diensten B.V.                                                 Nederland B.V.
Nationale-Nederlanden         A.S.      100.00   Slovakia              ING Continental Europe   100.00
Poist'ovna A.S.                                                        Holdings B.V.
Nationale-Nederlanden         S.A.      100.00   Poland                ING Continental Europe   100.00
Polska S.A.                                                            Holdings B.V.
Nationale-Nederlanden Real    Ltd.           -   United Kingdom        ?                             -
Estate Limited
Nationale-Nederlanden         S.A.      100.00   Rumania               Grabenstrasse Staete     100.00
Romania Asigurari de Viati                                             B.V.
S.A.
Nationale-Nederlanden         N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Schadeverzekering                                                      Nederland B.V.
Maatschappij N.V.
Nationale-Nederlanden         B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Vermogensbeheer B.V.                                                   Holdinvest B.V.
Nationale-Nederlanden         N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Zorgverzekering N.V.                                                   Nederland B.V.
Nationale-Nederlanden/ImmobiliS.A.      100.00   France                BOZ B.V.                 100.00
S.A.R.L.
NCM Holding N.V.              N.V.        5.00   Netherlands           ING Bank N.V.              5.00
Nederlandse                   N.V.        9.02   Netherlands           ING Bank N.V.              9.02
Financieringsmaatschappij
voor Ontwikkelingslanden
N.V.
Nedermex Limited N.V.         N.V.      100.00   Netherlands Antilles  ING Bank N.V.            100.00
NESBIC B.V                    B.V.           -   Netherlands           ?                             -
NeSBIC-Nationale-Nederlanden  B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
B.V.                                                                   Holdinvest B.V.
NesBic-Postbank B.V.          B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Kievietsdaal
Netherlands Caribbean Bank    N.V.       51.00   Cuba                  Okalia N.V.               51.00
N.V.
Netherlands Life Insurance    Ltd.      100.00   South Korea           ING Insurance            100.00
Company Ltd                                                            International B.V.
New Flag Euro High Yield      Plc.           -   Ireland                                             -
Plc.
New Immo-Schuman s.a.         S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
Newco Mexico (SCA)            S.C.A.     49.00   Mexico                ING Insurance             49.00
                                                                       International B.V.
Newco-One Corporation         Corp.       5.00   United States of      ING Lease (Nederland)      5.00
                                                 America               B.V.
NG Vastgoed Silver Forum      B.V.      100.00   Netherlands           MBO Walburg Holding      100.00
B.V.                                                                   B.V.
NIDDA Grundstucks-und         GmbH       97.09   Germany               Berliner Handels- und     97.09
Beteiligungs-GmbH                                                      Frankfurter Bank A G
Nieuwenhuis en Soer           B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assurantien B.V.
Nigra Verwaltung GmbH &       KG         26.44   Germany               Deutsche                  26.44
Co., 11. Vermietungs KG                                                Hypothekenbank
                                                                       (Actien-Gesellschaft)
Nigra Verwaltung GmbH &       KG         26.44   Germany               Deutsche                  26.44
Co., Objekt Dresden                                                    Hypothekenbank
Heidenau KG                                                            (Actien-Gesellschaft)
Nitido B.V.                   B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Kievietsdaal

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Nationale-Nederlanden
Intervest XII B.V.
Nationale-Nederlanden
Levensverzekering
Maatschappij N.V.
Nationale-Nederlanden
Magyarorszagi Biztosito Rt
Nationale-Nederlanden
Mutual Funds Servicing &
Consulting Ltd.
Nationale-Nederlanden
Nederland B.V.
Nationale-Nederlanden
Overseas Finance and
Investment Company
Nationale-Nederlanden
Pensioen Diensten B.V.
Nationale-Nederlanden
Poist'ovna A.S.
Nationale-Nederlanden
Polska S.A.
Nationale-Nederlanden Real
Estate Limited
Nationale-Nederlanden
Romania Asigurari de Viati
S.A.
Nationale-Nederlanden
Schadeverzekering
Maatschappij N.V.
Nationale-Nederlanden
Vermogensbeheer B.V.
Nationale-Nederlanden
Zorgverzekering N.V.
Nationale-Nederlanden/
Immobili
S.A.R.L.
NCM Holding N.V.
Nederlandse
Financieringsmaatschappij
voor Ontwikkelingslanden
N.V.
Nedermex Limited N.V.
NESBIC B.V
NeSBIC-Nationale-Nederlanden
B.V.
NesBic-Postbank B.V.


Netherlands Caribbean Bank
N.V.
Netherlands Life Insurance
Company Ltd
New Flag Euro High Yield
Plc.
New Immo-Schuman s.a.

Newco Mexico (SCA)

Newco-One Corporation

NG Vastgoed Silver Forum
B.V.
NIDDA Grundstucks-und
Beteiligungs-GmbH
Nieuwenhuis en Soer
Assurantien B.V.
Nigra Verwaltung GmbH &
Co., 11. Vermietungs KG

Nigra Verwaltung GmbH &
Co., Objekt Dresden
Heidenau KG
Nitido B.V.



last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Nivo Investments B.V.         B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       CenE Bankiers N.V.
NMB Equity Participations     N.V.      100.00   Netherlands Antilles  ING Bank N.V.            100.00
N.V.
NMB-Heller Holding N.V.       N.V.       50.00   Netherlands           ING Bank N.V.             50.00
NMB-Heller Ltd.               Ltd.      100.00   United Kingdom        NMB-Heller Holding N.V.  100.00
NMB-Heller N.V.               N.V.      100.00   Netherlands           NMB-Heller Holding N.V.  100.00
NMB-Heller                    GmbH      100.00   Germany               NMB-Heller N.V.          100.00
Zweigniederlassung Neuss
NN (UK General) Ltd.          Ltd.      100.00   United Kingdom        Nationale-Nederlanden    100.00
                                                                       (UK) Ltd.
NN Capital Management         ?         100.00   Canada                NN Life Insurance        100.00
                                                                       Company of Canada
NN Funds Limited              Ltd.      100.00   Canada                NN Life Insurance        100.00
                                                                       Company of Canada
NN Life Insurance Company     ?         100.00   Canada                ING Canada Inc.          100.00
of Canada
NN Maple Leaf Ltd.            Ltd.      100.00   Canada                ING Insurance            100.00
                                                                       International B.V.
NN Mutual Fund Management     Corp.      95.00   Greece                The Netherlands           95.00
Co.                                                                    Insurance Company
NNA Limited                   Ltd.      100.00   Australia             ING Australia Ltd.       100.00
NOBIS Societe des Banques     S.A.       26.21   Luxemburg             Berliner Handels- und     26.21
Privees                                                                Frankfurter Bank A G
Nofegol Beheer B.V.           B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Noord Lease B.V.              B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
Noordster v.o.f.              V.O.F.     50.00   Netherlands           Assurantiebedrijf ING     50.00
                                                                       Bank N.V.
Noordwester Hypotheken N.V.   N.V.      100.00   Netherlands           Amfas Explotatie         100.00
                                                                       Maatschappij B.V.
Norlic, Inc.                  Inc.      100.00   United States of      Northern Life            100.00
                                                 America               Insurance Company
North Bay Mortgages.ca        Ltd.      100.00   Canada                Equisure Financial       100.00
Services Ltd.                                                          Network, Inc.
North Star Insurance          Ltd.      100.00   Canada                Equisure Insurance       100.00
Services Ltd.                                                          Services Ltd.
Northeastern Corporation      Corp.     100.00   United States of      IB Holdings LLC          100.00
                                     America
Northern Group Insurance      Ltd.      100.00   Canada                Equisure Insurance       100.00
Managers Ltd.                                                          Services Ltd.
Northern Life Insurance       Inc.      100.00   United States of      ReliaStar Life           100.00
Company                                          America               Insurance Company
Novasalud Peru S.A.           S.A.       50.00   Peru                  Wiese Aetna Compania      50.00
(Entidad Ptrestadora de                                                de Seguros S.A.
Salud)
NWNL Benefits Corporation     Corp.     100.00   United States of      ReliaStar Life           100.00
                                                 America               Insurance Company
OB Heller AS                  A.S.       50.00   Czech Republic        NMB-Heller Holding N.V.   50.00
OCB Beheer B.V.               B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Oceanic Underwriters          Ltd.      100.00   Canada                ?
Limited
Office                        KG         85.67   Germany               BHF Immobilien-GmbH       85.67
Grundstucksverwaltungsgesellschaft
mbH & Co. Diesterwegstrasse
Okalia N.V.                   N.V.      100.00   Netherlands Antilles  ING Bank N.V.            100.00
Olivacea B.V.                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
OMG Panorama s.r.o            GmbH       24.27   Czech Republic        BHF Finance               24.27
                                                                       (Nederlands) B.V.
Onderlinge Zeeuwse            O.W.M.         -   Netherlands           ?                             -
Waarborgmaatschappij. U.A.    (UA)
Onroerend Goed                B.V.       50.00   Netherlands           Maatschappij              50.00
Maatschappij                                                           Stadhouderslaan B.V.
Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW   ?              -   Netherlands           ?                             -
Ontwikkelingsmaatschappij     B.V.       33.33   Netherlands           Bouwfonds Vastgoed B.V.   33.33
Noordrand B.V.
Oostermij B.V.                B.V.       50.00   Netherlands           B.V. Algemene             50.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Orange Investment             Inc.      100.00   United States of      ING America Insurance    100.00
Enterprises, inc.                                America               Holdings, Inc.
Oranje Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Nivo Investments B.V.


NMB Equity Participations
N.V.
NMB-Heller Holding N.V.
NMB-Heller Ltd.
NMB-Heller N.V.
NMB-Heller
Zweigniederlassung Neuss
NN (UK General) Ltd.

NN Capital Management

NN Funds Limited

NN Life Insurance Company
of Canada
NN Maple Leaf Ltd.

NN Mutual Fund Management
Co.
NNA Limited
NOBIS Societe des Banques
Privees
Nofegol Beheer B.V.
Noord Lease B.V.
Noordster v.o.f.

Noordwester Hypotheken N.V.

Norlic, Inc.

North Bay Mortgages.ca
Services Ltd.
North Star Insurance
Services Ltd.
Northeastern Corporation

Northern Group Insurance
Managers Ltd.
Northern Life Insurance
Company
Novasalud Peru S.A.
(Entidad Ptrestadora de
Salud)
NWNL Benefits Corporation

OB Heller AS
OCB Beheer B.V.
Oceanic Underwriters
Limited
Office
Grundstucksverwaltungsgesellschaft
mbH & Co. Diesterwegstrasse
Okalia N.V.
Olivacea B.V.
OMG Panorama s.r.o

Onderlinge Zeeuwse
Waarborgmaatschappij. U.A.
Onroerend Goed
Maatschappij
Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW
Ontwikkelingsmaatschappij
Noordrand B.V.
Oostermij B.V.


Orange Investment
Enterprises, inc.
Oranje Poort B.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Orcinus B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Oscar Smit's Bank N.V.        N.V.       99.51   Netherlands           ING Bank N.V.             99.51
Ostotspa Insurance Co. Ltd.   Ltd.       20.00   Thailand              Aetna International,      20.00
                                                                       Inc.
Ostotspa Life Insurance       Ltd.       84.92   Thailand              Aetna International,      84.92
Co. Ltd.                                                               Inc.
Outwich Finance Limited       Ltd.      100.00   United Kingdom        Baring Properties        100.00
                                                                       Limited
Outwich Limited               Ltd.      100.00   United Kingdom        Outwich Finance Limited  100.00
P. Nienhuis                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Houdstermaatschappij
P.T. ING Indonesia Bank       PT         85.00   Indonesia             ING Bank N.V.             85.00
Paarse Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
PAB Partner AB                LLC        15.00   Sweden                BVP Holdings Limited      15.00
Pacific Mutual Australia      Ltd.      100.00   Australia             Mercantile Mutual        100.00
Limited                                                                Financial Services Ltd.
Pacific-Aetna Life            Ltd.       49.00   China                 Aetna Life Insurance      49.00
Insurance Co. Ltd.                                                     Company
Page Matteau et associes      Inc.      100.00   Canada                3662578 Canada Inc.(7)   100.00
inc.
Palino B.V.                   B.V.      100.00   Netherlands           Entero B.V.              100.00
Paramito B.V.                 B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Paromola B.V.                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Paronyme B.V.                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Pascal Sutherland Holding     B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Passport Holding GmbH         GmbH       41.16   Germany               Industrie-Beteiligungs-   41.16
                                                                       Gesellschaft mbH
Pedralva B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Peerless Insurance Company              100.00   United States of      ING U.S. P&C             100.00
                                                 America               Corporation
PEIKER acustic GmbH & Co.     KG         19.42   Germany               Zweite                    19.42
KG                                                                     Industrie-Beteiligungs-
                                                                       Gesellschaft mbH
PEIKER                        GmbH       19.42   Germany               Zweite                    19.42
Verwaltungsgesellschaft mbH                                            Industrie-Beteiligungs-
                                                                       Gesellschaft mbH
Pendola B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Pennington, Bass &            Inc.      100.00   United States of      Investors Financial      100.00
Associates, Inc.                                 America               Group, Inc.
Pensioen- en                  B.V.      100.00   Netherlands           Belhaska XI B.V.           2.86   Oostermij B.V.       97.14
Spaaradviesburo Vellinga
B.V.
Penuria B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Perey-Melis                   B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assurantieadviseurs B.V.
Perola Belegging B.V.         B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Perotis B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Pertusa B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Peter Tromp Alphen aan den    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Rijn Beheer B.V.
Phobos Beleggingen            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Piedmont Asset Advisors LLC   LLC       100.00   United States of      ING Pilgrim Group, Inc.  100.00
                                     America
Pilgrim Advisory Funds, Inc                                            -
Pilgrim Asia Pacific                                                   -
Equity Fund
Pilgrim Bank and Thrift                                                -
Fund, Inc.
Pilgrim Financial, Inc        Inc.      100.00   United States of      ING Pilgrim Group, Inc.  100.00
                                     America
Pilgrim LargeCap Leader                                                -
Fund
Pilgrim MidCap Value Fund                                              -
Piqua II Associates           L.P.           -   United States of      ?                             -
Limited Partnership                              America
Planned Investment            Inc.      100.00   United States of      Investors Financial      100.00
Resources, Inc.                                  America               Group, Inc.
Planned Investments, Inc.     Inc.      100.00   United States of      Planned Investment       100.00
                                                 America               Resources, Inc.
Plinius Verwaltungs AG        AG         97.09   Switzerland           BHF-BANK (Schweiz) AG     97.09
PLJ Holdings Limited          Ltd.      100.00   Hong Kong             Aetna (HK) Services      100.00
                                                                       Limited
PMG Agency, Inc               Inc.      100.00   United States of      VTX Agency, Inc.         100.00
                                     America
Poitras Larue Rondeau inc.    Inc.      100.00   Canada                3662578 Canada Inc.(7)   100.00
Policy Extra Holdings         Ltd.       72.82   United Kingdom        ING Bank N.V.             72.82
Limited

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Orcinus B.V.
Oscar Smit's Bank N.V.
Ostotspa Insurance Co. Ltd.

Ostotspa Life Insurance
Co. Ltd.
Outwich Finance Limited

Outwich Limited
P. Nienhuis
Houdstermaatschappij
P.T. ING Indonesia Bank
Paarse Poort B.V.

PAB Partner AB
Pacific Mutual Australia
Limited
Pacific-Aetna Life
Insurance Co. Ltd.
Page Matteau et associes
inc.
Palino B.V.
Paramito B.V.

Paromola B.V.
Paronyme B.V.
Pascal Sutherland Holding
B.V.
Passport Holding GmbH

Pedralva B.V.
Peerless Insurance Company

PEIKER acustic GmbH & Co.
KG

PEIKER
Verwaltungsgesellschaft mbH

Pendola B.V.
Pennington, Bass &
Associates, Inc.
Pensioen- en
Spaaradviesburo Vellinga
B.V.
Penuria B.V.
Perey-Melis
Assurantieadviseurs B.V.
Perola Belegging B.V.
Perotis B.V.
Pertusa B.V.
Peter Tromp Alphen aan den
Rijn Beheer B.V.
Phobos Beleggingen
Piedmont Asset Advisors LLC

Pilgrim Advisory Funds, Inc
Pilgrim Asia Pacific
Equity Fund
Pilgrim Bank and Thrift
Fund, Inc.
Pilgrim Financial, Inc

Pilgrim LargeCap Leader
Fund
Pilgrim MidCap Value Fund
Piqua II Associates
Limited Partnership
Planned Investment
Resources, Inc.
Planned Investments, Inc.

Plinius Verwaltungs AG
PLJ Holdings Limited

PMG Agency, Inc

Poitras Larue Rondeau inc.
Policy Extra Holdings
Limited

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Polytechnos Venture           GmbH       19.92   Germany               BPEP Participations       19.92
Partners GmbH                                                          Limited
Portefeuille Staete B.V.      B.V.      100.00   Netherlands           BOZ B.V.                 100.00
Portelas B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Postbank (NL) Advisory S.A.   S.A.        0.03   Luxemburg             ING Bank (Luxembourg)      0.03
                                                                       S.A.
Postbank @ Internetfonds      N.V.           -   Netherlands           -                             -
N.V.
Postbank Aandelenfonds N.V.   N.V.           -   Netherlands           -                             -
Postbank Amerikafonds N.V.    N.V.           -   Netherlands           -                             -
Postbank Australia Pty.       Ltd.      100.00   Australia             ING Australia Ltd.       100.00
Ltd.
Postbank Beleggingsfonds      N.V.           -   Netherlands           -                             -
N.V.
Postbank Beleggingsfondsen    B.V.      100.00   Netherlands           Postbank N.V.            100.00
Beheer B.V.
Postbank Beleggingsfondsen    B.V.      100.00   Netherlands           Postbank N.V.            100.00
Bewaar B.V.
Postbank Chipper Beheer       B.V.      100.00   Netherlands           Postbank N.V.            100.00
B.V.
Postbank Communicatie         N.V.           -   Netherlands           -                             -
Technologie Fonds N.V.
Postbank Easy Blue            N.V.           -   Netherlands           -                             -
Beleggersfonds N.V.
Postbank Euro Aandelen        N.V.           -   Netherlands           -                             -
Fonds N.V.
Postbank Farmacie Fonds       N.V.           -   Netherlands           -                             -
Postbank Financiele           N.V.           -   Netherlands           -                             -
Wereldfonds
Postbank Groen N.V.           N.V.      100.00   Netherlands           Postbank N.V.            100.00
Postbank Hoog Dividend        N.V.           -   Netherlands           -                             -
Aandelen Fonds N.V.
Postbank I.T. fonds N.V.      N.V.           -   Netherlands           -                             -
Postbank Interfinance B.V.    B.V.      100.00   Netherlands           Postbank N.V.            100.00
Postbank Levensverzekering    N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
N.V.                                                                   Nederland B.V.
Postbank Mix Paraplufonds     N.V.           -   Netherlands           -                             -
N.V.
Postbank Multimediafonds      N.V.           -   Netherlands           -                             -
N.V.
Postbank N.V.                 N.V.      100.00   Netherlands           ING Bank N.V.            100.00
Postbank Nederlandfonds       N.V.           -   Netherlands           -                             -
N.V.
Postbank Obligatie Fonds      N.V.           -   Netherlands           -                             -
N.V.
Postbank Obligatiefonds       B.V.      100.00   Netherlands           Postbank N.V.            100.00
Beheer B.V.
Postbank Opkomende            N.V.           -   Netherlands           -                             -
Landenfonds N.V.
Postbank Schadeverzekering    N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
N.V.                                                                   Nederland B.V.
Postbank Vastgoedfonds N.V.   N.V.           -   Netherlands           -                             -
Postbank                      N.V.           -   Netherlands           -                             -
Vermogensgroeifonds N.V.
Postbank Verzekeringen        B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Beheer Maatschappij B.V.                                               Interfinance B.V.
Postbank Verzekeringen        B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
Bewaar Maatschappij B.V.                                               Interfinance B.V.
Postbank WereldMerkenfonds    N.V.           -   Netherlands           -                             -
N.V.
Postbank Zip Beheer B.V.      B.V.      100.00   Netherlands           Postbank N.V.            100.00
Postbank-Lease B.V.           B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
Postigo B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Postkantoren B.V.             B.V.       50.00   Netherlands           Postbank N.V.             50.00
Powers Ferry Properties,      L.P.      100.00   United States of      Life Insurance Company    70.00   Nationale-Nederlanden 29.00
L.P.                                             America               of Georgia                        Interest II B.V.
Powszechne Towerzystwo        S.A.       20.00   Poland                Bank Slaski S.A. w        20.00
Emerytaine Nationale                                                   Katowicach
Nederlanden SA
Pradales B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Premier Hotel Gesellschaft    KG         32.36   Germany               BHF Immobilien-GmbH       32.36
mbH & Co. Objekt
Oranienburger Str. KG
Prepilus B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Prestamo B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Prigest S.A.                  AG         31.59   France                Financiere Atlas S.A.     31.59

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Polytechnos Venture
Partners GmbH
Portefeuille Staete B.V.
Portelas B.V.
Postbank (NL) Advisory S.A.

Postbank @ Internetfonds
N.V.
Postbank Aandelenfonds N.V.
Postbank Amerikafonds N.V.
Postbank Australia Pty.
Ltd.
Postbank Beleggingsfonds
N.V.
Postbank Beleggingsfondsen
Beheer B.V.
Postbank Beleggingsfondsen
Bewaar B.V.
Postbank Chipper Beheer
B.V.
Postbank Communicatie
Technologie Fonds N.V.
Postbank Easy Blue
Beleggersfonds N.V.
Postbank Euro Aandelen
Fonds N.V.
Postbank Farmacie Fonds
Postbank Financiele
Wereldfonds
Postbank Groen N.V.
Postbank Hoog Dividend
Aandelen Fonds N.V.
Postbank I.T. fonds N.V.
Postbank Interfinance B.V.
Postbank Levensverzekering
N.V.
Postbank Mix Paraplufonds
N.V.
Postbank Multimediafonds
N.V.
Postbank N.V.
Postbank Nederlandfonds
N.V.
Postbank Obligatie Fonds
N.V.
Postbank Obligatiefonds
Beheer B.V.
Postbank Opkomende
Landenfonds N.V.
Postbank Schadeverzekering
N.V.
Postbank Vastgoedfonds N.V.
Postbank
Vermogensgroeifonds N.V.
Postbank Verzekeringen
Beheer Maatschappij B.V.
Postbank Verzekeringen
Bewaar Maatschappij B.V.
Postbank WereldMerkenfonds
N.V.
Postbank Zip Beheer B.V.
Postbank-Lease B.V.
Postigo B.V.
Postkantoren B.V.
Powers Ferry Properties,        NNUS Realty           1.00
L.P.                            Corporation
Powszechne Towerzystwo
Emerytaine Nationale
Nederlanden SA
Pradales B.V.
Premier Hotel Gesellschaft
mbH & Co. Objekt
Oranienburger Str. KG
Prepilus B.V.
Prestamo B.V.
Prigest S.A.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Prigestion S.A.               AG         12.27   France                Financiere Atlas S.A.     12.27
PrimeVest Financial           Inc.      100.00   United States of      ING Pilgrim Capital      100.00
Services, Inc.                                   America               Corporation.
PrimeVest Insurance Agency    Inc.      100.00   United States of      PimeVest Financial       100.00
of Alabama, Inc.                                 America               Services, Inc.
PrimeVest Insurance Agency    Inc.      100.00   United States of      PimeVest Financial       100.00
of New Mexico, Inc.                              America               Services, Inc.
PrimeVest Insurance Agency    Inc.      100.00   United States of      PimeVest Financial       100.00
of Ohio, Inc.                                    America               Services, Inc.
Pro Technical Financial       Ltd.      100.00   Canada                Equisure Financial       100.00
Services Ltd.                                                          Network, Inc.
Pro Technical Insurance       Ltd.      100.00   Canada                Equisure Financial       100.00
Services Ltd.                                                          Network, Inc.
Probe Financiele Planners     B.V.      100.00   Netherlands           B.V. Algemene            100.00
B.V.                                                                   Beleggingsmaatschappij
                                                                       Reigerdaal
Procuritas Partners KB        LLC        15.00   Sweden                BVP Holdings Limited      15.00
Profidas B.V.                 B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Project Participation         AG         97.09   United States of      BHF (USA) Holdings,       97.09
Funding Corporation                              America               Inc.
Proodos General Insurances    S.A.      100.00   Greece                ING Continental Europe   100.00
S.A.                                                                   Holdings B.V.
Prosafe Investments Ltd.      Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Holdings Ltd.
Prosana S.A.                  S.A.       50.00   Chile                 Aetna S.A.                50.00
PRP Custodians Pty Ltd.       Ltd.      100.00   Australia             Heine Investment         100.00
                                                                       Management Limited
Prumy Penzijni fond a.s.      A.S.      100.00   Czech Republic        ING Continental Europe   100.00
                                                                       Holdings B.V.
PT Aetna Life Indonesia       PT        100.00   Indonesia             Aetna Life Insurance      90.39   PT ING Insurance      9.61
                                                                       Company of America                Indonesia
PT ING Baring Securities      PT         79.99   Indonesia             Barsec (International)    79.99
Indonesia                                                              Limited
PT ING Insurance Indonesia    PT         80.00   Indonesia             ING Insurance             80.00
                                                                       International B.V.
Puebla B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Pulido B.V.                   B.V.       51.19   Netherlands           ING Prena B.V.            18.56   Multicover B.V.      32.63
Pulveda B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
QBE/Mercantile Mutual         Ltd.      100.00   Australia             Mercantile Equities       50.00   Amfas Pty Ltd.       50.00
Marine Underwriting Agency                                             Ltd.
Pty Limited
Q-Park De Bijenkorf B.V.      B.V.       50.00   Netherlands           ING Vastgoed              50.00
                                                                       Ontwikkeling B.V.
Q-Park Exploitatie B.V.       B.V.      100.00   Netherlands           Q-Park N.V.              100.00
Q-Park N.V.                   N.V.       40.00   Netherlands           ING Vastgoed              20.00   ING Vastgoed         20.00
                                                                       Fondsbelegging B.V.               Ontwikkeling B.V
Q-Park Reserve I B.V.         B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Q-Park Reserve II B.V.        B.V.       50.00   Netherlands           ING Vastgoed              50.00
                                                                       Ontwikkeling B.V.
Quartz Capital Partners       LLC        15.00   United Kingdom        Baring Private Equity     15.00
Limited                                                                Partners Limited
Quetzal High Yield Fund       Plc.           -   Ireland
Quichote, Inc.                Inc.      100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
QuickQuote Financial, Inc.    Inc.      100.00   United States of      QuickQuote Systems,      100.00
                                                 America               Inc.
QuickQuote Systems, Inc.      Inc.      100.00   United States of      Quichote, Inc.           100.00
                                     America
R.V.S. Stichting                             -   Netherlands           -                             -
                              Stichting
Rabelais Evelution s.a.       S.A.       66.34   France                Banque Bruxelles          66.34
                                                                       Lambert France S.A.
Railtour                      S.A.        1.97   Belgium               Bank Brussel Lambert       1.97
                                                                       N.V.
Ramus Insurance Ltd.          Ltd.      100.00   Bermuda               Assurantiemaatschappij   100.00
                                                                       "De Zeven Provincien"
                                                                       N.V.
Ravensbourne Registration     Ltd.      100.00   United Kingdom        International Fund       100.00
Services Ltd.                                                          Managers UK Ltd.
Real Estate Lease SPC 1       N.V.      100.00   Belgium               ING Lease Interfinance   100.00
N.V.                                                                   B.V.
Red Rose Investments N.V.     N.V.      100.00   Argentina             Middenbank Curacao N.V.  100.00
Red. de Intercomunicacion     S.R.L      12.96   Uruguay               ING Bank (Uruguay) S.A.   12.96
de Alta Seguridad S.R.L.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Prigestion S.A.
PrimeVest Financial
Services, Inc.
PrimeVest Insurance Agency
of Alabama, Inc.
PrimeVest Insurance Agency
of New Mexico, Inc.
PrimeVest Insurance Agency
of Ohio, Inc.
Pro Technical Financial
Services Ltd.
Pro Technical Insurance
Services Ltd.
Probe Financiele Planners
B.V.

Procuritas Partners KB
Profidas B.V.
Project Participation
Funding Corporation
Proodos General Insurances
S.A.
Prosafe Investments Ltd.

Prosana S.A.
PRP Custodians Pty Ltd.

Prumy Penzijni fond a.s.

PT Aetna Life Indonesia

PT ING Baring Securities
Indonesia
PT ING Insurance Indonesia

Puebla B.V.
Pulido B.V.
Pulveda B.V.
QBE/Mercantile Mutual
Marine Underwriting Agency
Pty Limited
Q-Park De Bijenkorf B.V.

Q-Park Exploitatie B.V.
Q-Park N.V.

Q-Park Reserve I B.V.

Q-Park Reserve II B.V.

Quartz Capital Partners
Limited
Quetzal High Yield Fund
Quichote, Inc.

QuickQuote Financial, Inc.

QuickQuote Systems, Inc.

R.V.S. Stichting

Rabelais Evelution s.a.

Railtour

Ramus Insurance Ltd.


Ravensbourne Registration
Services Ltd.
Real Estate Lease SPC 1
N.V.
Red Rose Investments N.V.
Red. de Intercomunicacion
de Alta Seguridad S.R.L.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Reggese Poort B.V.            B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Rel Beta Sp.z o.o.            Sp.z        9.00   Poland                ING Lease (Polska)         9.00
Rel Delta Sp.z o.o.           Sp.z        9.00   Poland                ING Lease (Polska)         9.00
ReliaStar BancShares, Inc.    Inc.      100.00   United States of      ReliaStar Financial      100.00
                                                 America               Corp
ReliaStar Financial Corp.     Corp.     100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
ReliaStar Investment          Inc.      100.00   United States of      ReliaStar Financial      100.00
Research                                         America               Corp
ReliaStar Life Insurance      Corp.     100.00   United States of      ReliaStar Financial      100.00
Company                                          America               Corp
ReliaStar Life Insurance      Corp.     100.00   United States of      Security Connecticut     100.00
Company of New York                              America               Life Insurance Company
ReliaStar Managing            Inc.      100.00   United States of      ReliaStar Financial      100.00
Underwriters, Inc.                               America               Corp
ReliaStar National Trust      Inc.      100.00   United States of      ReliaStar Financial      100.00
Company                                          America               Corp
ReliaStar Payroll Agent,      Inc.      100.00   United States of      ReliaStar Financial      100.00
Inc                                              America               Corp
ReliaStar Reinsurance         Ltd.      100.00   United Kingdom        ReliaStar Life           100.00
Group (UK)                                                             Insurance Company
Remazon B.V.                  B.V.      100.00   Netherlands           B.V. Algemene            100.00

                                                                       Beleggingsmaatschappij
                                                                       CenE
                                                                       Bankiers
                                                                       N.V.
Renting de Equipos e          S.A.      100.00   Spain                 ING Lease Holding N.V.   100.00
Inmuebles sa
Rentista B.V.                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Reoco Limited                 Ltd.      100.00   Canada                ING Bank N.V.            100.00
Rescit I B.V.                 B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Rescoldo B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Residential Financial         LLC        51.00   United States of      ING Vastgoed              51.00
Development LLC                                  America               Financiering N.V.
Restaumur                     S.A.       24.30   France                Banque Bruxelles          24.30
                                                                       Lambert France S.A.
Restinga B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Caldona B.V.                  B.V.      100.00   Netherlands           Aceros B.V.              100.00
RetireInvest Corporation      Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Limited                                                                Life Insurance Co. Ltd.
RetireInvest Fund             Ltd.      100.00   Australia             Le Fort Life Limited     100.00
Management Limited
RetireInvest Pty Limited      Ltd.      100.00   Australia             RetireInvest             100.00
                                                                       Corporation Limited
RFM Financial Planning        Ltd.      100.00   Australia             Advisor Investment       100.00
Limited                                                                Services Limited
Richard Vendetti Insurance    Ltd.      100.00   Canada                Equisure Insurance       100.00
& Real Estate Ltd.                                                     Services Ltd.
Ridderpoort Assurantien       B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
B.V.
Rijn Gaasperdam B.V.          B.V.      100.00   Netherlands           N.V. Zeker Vast          100.00
                                                                       Gaasperdam
Rio Magdalena Limitada        Ltda.      99.00   Colombia              Prosana S.A.              99.00
RL & T (International) N.V.   N.V.       13.24   Netherlands           ING Bank N.V.             13.24
Rodeba Deurne B.V.            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Roelcene B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Roelfsema & Mulder B.V.       B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Roerse Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Romaco N.V.                   AG         21.84   Netherlands           BHF Finance               21.84
                                                 Antillies             (Nederlands) B.V.
Rowanda B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Runoto Belgium N.V.           N.V.      100.00   Belgium               ING Lease Interfinance   100.00
                                                                       B.V.
Runoto Holding B.V.           B.V.      100.00   Netherlands           ING Lease Holding N.V.   100.00
Runoto Leasing B.V.           B.V.      100.00   Netherlands           Runoto Holding B.V.      100.00
Rutilus B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Ruud Beins Beleggingen B.V.   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Ruud Hendriks B.V.            B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
RVS Beleggingen N.V.          N.V.      100.00   Netherlands           Postbank                 100.00
                                                                       Levensverzekering N.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Reggese Poort B.V.

Rel Beta Sp.z o.o.
Rel Delta Sp.z o.o.
ReliaStar BancShares, Inc.

ReliaStar Financial Corp.

ReliaStar Investment
Research
ReliaStar Life Insurance
Company
ReliaStar Life Insurance
Company of New York
ReliaStar Managing
Underwriters, Inc.
ReliaStar National Trust
Company
ReliaStar Payroll Agent,
Inc
ReliaStar Reinsurance
Group (UK)
Remazon B.V.





Renting de Equipos e
Inmuebles sa
Rentista B.V.
Reoco Limited
Rescit I B.V.

Rescoldo B.V.
Residential Financial
Development LLC
Restaumur

Restinga B.V.
Caldona B.V.
RetireInvest Corporation
Limited
RetireInvest Fund
Management Limited
RetireInvest Pty Limited

RFM Financial Planning
Limited
Richard Vendetti Insurance
& Real Estate Ltd.
Ridderpoort Assurantien
B.V.
Rijn Gaasperdam B.V.

Rio Magdalena Limitada
RL & T (International) N.V.
Rodeba Deurne B.V.
Roelcene B.V.
Roelfsema & Mulder B.V.
Roerse Poort B.V.

Romaco N.V.

Rowanda B.V.
Runoto Belgium N.V.

Runoto Holding B.V.
Runoto Leasing B.V.
Rutilus B.V.
Ruud Beins Beleggingen B.V.
Ruud Hendriks B.V.


RVS Beleggingen N.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
RVS Beroeps- en               B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Bedrijfsfinanciering B.V.                                              Levensverzekering
                                                                       Maatschappij N.V.
RVS Bouwfonds B.V.            B.V.      100.00   Netherlands           ?
RVS Diensten B.V.             B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
RVS Financial Services N.V.   N.V.      100.00   Belgium               RVS verzekeringen N.V.   100.00
RVS Levensverzekering N.V.    N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Nederland B.V.
RVS Schadeverzekering N.V.    N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Nederland B.V.
RVS Stichting                                -   Netherlands           -                             -
                              Stichting
RVS verzekeringen N.V.        N.V.      100.00   Belgium               ING Continental Europe   100.00
                                                                       Holdings B.V.
S.A. De Vaderlandsche         S.A.      100.00   Luxemburg             Nationale Omnium N.V.    100.00
Luxemburg
S.A. du 42 Avenue Kleber      S.A.      100.00   France                Kleber Vastgoed B.V.     100.00
S.A. du 59 Avenue d'Iena      S.A.      100.00   France                Iena Vastgoed B.V.       100.00
S.A. Regent-Bruxelles         S.A.       51.00   Belgium               Amersfoort-Staete B.V.    51.00
S.C.I. du 153 Rue de          S.C.I.     40.00   France                ABV Staete B.V.           40.00
Gourcelles
S.C.I. le Michelet            S.C.I.     51.00   France                S.C.I. le Portefeuille    51.00
S.C.I. le Portefeuille        S.C.I.    100.00   France                Portefeuille Staete      100.00
                                                                       B.V.
S.C.I. Roissy Bureaux         S.C.I.     75.00   France                S.A. du 42 Avenue         75.00
International                                                          Kleber
S.C.P. AVG Investissement     S.C.P.    100.00   France                Westermij B.V.           100.00
S.N.C. Blijenhoek Staete      S.N.C.    100.00   France                Blijenhoek Staete B.V.   100.00
et Cie
sabra Holding B.V.            B.V.      100.00   Netherlands           ING Prena B.V.           100.00
sacobel Beheer B.V.           B.V.      100.00   Netherlands           ING Prena B.V.           100.00
saiph Pty Limited             Ltd.      100.00   Australia             Baring Brothers          100.00
                                                                       Burrows Securities
                                                                       Limited
saline Nominees Limited       Ltd.      100.00   United Kingdom        Baring Trustees          100.00
                                                                       (Guernsey) Limited
salix Assurantien B.V.        B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Santa Maria Internacional     S.A.      100.00   Chile                 Administradora de        100.00
S.A.                                                                   Fondos de Pensiones
                                                                       Santa Maria S.A.
SARL Restaurant du Banville   S.A.      100.00   France                Compagnie Financiere     100.00
                                                                       de Banville S.A.
SCC                           GmbH       19.42   Germany               BHF Immobilien-GmbH       19.42
Grundstucksverwaltungsgesellschaft
mbH
SCGF Advisors Limited         LLC       100.00   United Kingdom        BPEP Holdings Limited    100.00
Schade Herstel Bedrijf B.V.   B.V.      100.00   Netherlands           CW Lease Nederland BV    100.00
Schepa Immobilia B.V.         B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Schotte Afak Boxsem B.V.      B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Schotte Zeitlin               B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Verzekeringen B.V.
Schroders Russian Region      Plc.           -   Ireland                                             -
Fund Plc.
SCI 52, Rue M. Arnoux.        S.C.I.     30.00   France                Banque Bruxelles          30.00
                                                                       Lambert France  S.A.
SCI Allee des Violettes       S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Allees d Osny             S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Avenue de la Paix 27      S.C.I.     30.00   France                Banque Bruxelles          30.00
s.a.                                                                   Lambert France  S.A.
SCI Belvedere Fontaine St     S.C.I.     12.50   France                Banque Bruxelles          12.50
Martin                                                                 Lambert France  S.A.
SCI Chateau Besson            S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
RVS Beroeps- en
Bedrijfsfinanciering B.V.

RVS Bouwfonds B.V.
RVS Diensten B.V.


RVS Financial Services N.V.
RVS Levensverzekering N.V.

RVS Schadeverzekering N.V.

RVS Stichting

RVS verzekeringen N.V.

S.A. De Vaderlandsche
Luxemburg
S.A. du 42 Avenue Kleber
S.A. du 59 Avenue d'Iena
S.A. Regent-Bruxelles
S.C.I. du 153 Rue de
Gourcelles
S.C.I. le Michelet
S.C.I. le Portefeuille

S.C.I. Roissy Bureaux
International
S.C.P. AVG Investissement
S.N.C. Blijenhoek Staete
et Cie
sabra Holding B.V.
sacobel Beheer B.V.
saiph Pty Limited


saline Nominees Limited

salix Assurantien B.V.
Santa Maria Internacional
S.A.

SARL Restaurant du Banville

SCC
Grundstucksverwaltungsgesellschaft
mbH
SCGF Advisors Limited
Schade Herstel Bedrijf B.V.
Schepa Immobilia B.V.

Schotte Afak Boxsem B.V.
Schotte Zeitlin
Verzekeringen B.V.
Schroders Russian Region
Fund Plc.
SCI 52, Rue M. Arnoux.

SCI Allee des Violettes

SCI Allees d Osny

SCI Avenue de la Paix 27
s.a.
SCI Belvedere Fontaine St
Martin
SCI Chateau Besson


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
SCI Colombier Bois            S.C.I.     10.00   France                Banque Bruxelles          10.00
Guillaume                                                              Lambert France  S.A.
SCI Colombier St Priest       S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Corbas les Vignes         S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Cours Blaise Pascal       S.C.I.      5.00   France                Banque Bruxelles           5.00
                                                                       Lambert France  S.A.
SCI Domaine Claire Fontaine   S.C.I.      6.00   France                Banque Bruxelles           6.00
                                                                       Lambert France  S.A.
SCI Fontaine Bois d Arqueil   S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Fontaine de Corbas        S.C.I.     20.00   France                Banque Bruxelles          20.00
                                                                       Lambert France  S.A.
SCI Fontenay Activites        S.C.I.     20.01   France                Banque Bruxelles          20.01
                                                                       Lambert France  S.A.
SCI Francheville les Razes    S.C.I.      8.50   France                Banque Bruxelles           8.50
                                                                       Lambert France  S.A.
SCI Hameaux de la Balme       S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Impasse des Pres          S.C.I.     25.00   France                Banque Bruxelles          25.00
                                                                       Lambert France  S.A.
SCI La Mimoseraie             S.C.I.      5.00   France                Banque Bruxelles           5.00
                                                                       Lambert France  S.A.
SCI la Tour de Meysieu        S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Lac de Soisy              S.C.I.      9.94   France                Banque Bruxelles           9.94
                                                                       Lambert France  S.A.
SCI Le Relais s.a.            S.C.I.     99.34   Belgium               Banque Bruxelles          99.34
                                                                       Lambert France  S.A.
SCI Les Dunes                 S.C.I.     20.00   France                Banque Bruxelles          20.00
                                                                       Lambert France  S.A.
SCI Les Maisonsde             S.C.I.     10.00   France                Banque Bruxelles          10.00
Francheville parc                                                      Lambert France  S.A.
SCI Malo les Bains            S.C.I.     13.33   France                Banque Bruxelles          13.33
                                                                       Lambert France  S.A.
SCI Mermoz                    S.C.I.     15.00   France                Banque Bruxelles          15.00
                                                                       Lambert France  S.A.
SCI Porte Oceane              S.C.I.     13.33   France                Banque Bruxelles          13.33
                                                                       Lambert France  S.A.
SCI Renan Lepelletier II      S.C.I.      9.37   France                Banque Bruxelles           9.37
                                                                       Lambert France  S.A.
SCI Renan Lepelletier III     S.C.I.      9.37   France                Banque Bruxelles           9.37
                                                                       Lambert France  S.A.
SCI Roseraie de Lissieu       S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
SCI Rue de l'Ermitage         S.C.I.     30.00   France                Banque Bruxelles          30.00
                                                                       Lambert France  S.A.
SCI Rue de Rungis 24          S.C.I.     30.00   France                Banque Bruxelles          30.00
                                                                       Lambert France  S.A.
SCI Rue des Lyonnes 43        S.C.I.     49.93   France                Banque Bruxelles          49.93
                                                                       Lambert France  S.A.
SCI sante Marie de la         S.C.I.     15.00   France                Banque Bruxelles          15.00
guillotiere                                                            Lambert France  S.A.
SCI Square d'Assnieres        S.C.I.    100.00   France                S.A. du 59 Avenue        100.00
                                                                       d'Iena

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
SCI Colombier Bois
Guillaume
SCI Colombier St Priest

SCI Corbas les Vignes

SCI Cours Blaise Pascal

SCI Domaine Claire Fontaine

SCI Fontaine Bois d Arqueil

SCI Fontaine de Corbas

SCI Fontenay Activites

SCI Francheville les Razes

SCI Hameaux de la Balme

SCI Impasse des Pres

SCI La Mimoseraie

SCI la Tour de Meysieu

SCI Lac de Soisy

SCI Le Relais s.a.

SCI Les Dunes

SCI Les Maisonsde
Francheville parc
SCI Malo les Bains

SCI Mermoz

SCI Porte Oceane

SCI Renan Lepelletier II

SCI Renan Lepelletier III

SCI Roseraie de Lissieu

SCI Rue de l'Ermitage

SCI Rue de Rungis 24

SCI Rue des Lyonnes 43

SCI sante Marie de la
guillotiere
SCI Square d'Assnieres


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
SCI Vaureal                   S.C.I.     20.00   France                Banque Bruxelles          20.00
                                                                       Lambert France  S.A.
SCI Vieux Bourg.              S.C.I.      9.97   France                Banque Bruxelles           9.97
                                                                       Lambert France  S.A.
SCI Villa Bois Guillaume      S.C.I.     10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France  S.A.
Scotus inc.                   Inc.      100.00   Canada                NN Life Insurance        100.00
                                                                       Company of Canada
SDC Properties INC.           Inc.           -   Canada                ?
Sechste                       KG         80.87   Germany               BHF Immobilien-GmbH       80.87
Grundstucksverwaltungsgesellschaft
mbH & Co. KG
Secretariat Val.Mobilieres    S.A.       22.00   Belgium               Bank Brussel Lambert      22.00
s.c.,                                                                  N.V
Secteur"Centre de Affaires    S.A.        6.67   Belgium               Bank Brussel Lambert       6.67
et de congres"                                                         N.V
Seculife B.V.                 B.V.       49.90   Netherlands           ING Support Holding       49.90
                                                                       B.V.
Security Connecticut Life     Inc.      100.00   United States of      ReliaStar Life           100.00
Insurance Company                                America               Insurance Company
Security Life Assignment      Inc.      100.00   United States of      ING America Insurance    100.00
Corp.                                            America               Holdings, Inc.
Security Life of Denver       Inc.      100.00   United States of      ING America Insurance    100.00
Insurance Company                                America               Holdings, Inc.
Security Life of Denver       Ltd.      100.00   Bermuda               ING America Insurance    100.00
International Ltd                                                      Holdings, Inc.
SEFB Banque de Epargne sc.,   S.A.       26.73   Belgium               Bank Brussel Lambert      26.73
                                                                       N.V
Segada B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.                -
Seguradora East Asia Aetna    S.A.R.L.  100.00   Macau                 Aetna International,     100.00
Macau, S.A.R.L.                                                        Inc.
Seguros Bital                 ?          49.00   Mexico                ING Insurance             49.00
                                                                       International B.V.
Seguros Comercial America                49.00   Mexico                ING Insurance             49.00
                                                                       International B.V.
Seguros Norman Moron N.V.     N.V.      100.00   Netherlands Antilles  Nationale-Nederlanden    100.00
                                                                       Schadeverzekering
                                                                       Maatschappij N.V.
Sentax Assurantie B.V.        B.V.      100.00   Netherlands           Finantel B.V.            100.00
Sentax Beheer B.V.            B.V.      100.00   Netherlands           B.V.                     100.00
                                                                       Kredietmaatschappij
                                                                       VOLA
Sentax Lease B.V.             B.V.      100.00   Netherlands           Sentax Beheer B.V.       100.00
Service Centre Victoria       B.V.      100.00   Netherlands           ING Support Holding      100.00
B.V.                                                                   B.V.
Sfing Europe B.V.             B.V.       50.00   Netherlands           ING Lease Structured      50.00
                                                                       Finance B.V.
Shanghai Quality Housing      Ltd.       95.00   Netherlands           Shanghai Racquet Club     95.00
Real Estate Development                                                Partners C.V.
Co.Ltd
Shanghai Racquet Club         B.V.       50.00   Netherlands           ING REI Management B.V.   50.00
Partners B.V.
Shanghai Racquet Club         C.V.       50.00   Netherlands           ING Real Estate           50.00
Partners C.V.                                                          International
                                                                       Development B.V.
Shelhold Ltd.                 Ltd.      100.00   United Kingdom        ING Lease (UK) Limited   100.00
Ship Lease International      B.V.       50.00   Netherlands           ING Lease (Nederland)     50.00
B.V.                                                                   B.V.
SHK Haustechnik Holding       GmbH       41.84   Germany               Industrie-Beteiligungs-   41.84
GmbH                                                                   Gesellschaft mbH
Siam City Asset Management    Ltd.       49.00   Thailand              ING Bank N.V.             49.00
Co., Ltd
Sijsma B.V.                   B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Simbad N.V.                   Ltd.      100.00   Netherlands Antilles  ING Trust (Antilles) NV  100.00
Simonis Beheer B.V.           B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Simonis                       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij B.V.
Sinke Beek Beheer B.V.        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Sipororo B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Sistarbanc S.R.L.             S.R.L      11.11   Uruguay               ING Bank (Uruguay) S.A.   11.11
Slivast B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
SCI Vaureal

SCI Vieux Bourg.

SCI Villa Bois Guillaume

Scotus inc.

SDC Properties INC.
Sechste
Grundstucksverwaltungsgesellschaft
mbH & Co. KG
Secretariat Val.Mobilieres
s.c.,
Secteur"Centre de Affaires
et de congres"
Seculife B.V.

Security Connecticut Life
Insurance Company
Security Life Assignment
Corp.
Security Life of Denver
Insurance Company
Security Life of Denver
International Ltd
SEFB Banque de Epargne sc.,

Segada B.V.
Seguradora East Asia Aetna
Macau, S.A.R.L.
Seguros Bital

Seguros Comercial America

Seguros Norman Moron N.V.


Sentax Assurantie B.V.
Sentax Beheer B.V.


Sentax Lease B.V.
Service Centre Victoria
B.V.
Sfing Europe B.V.

Shanghai Quality Housing
Real Estate Development
Co.Ltd
Shanghai Racquet Club
Partners B.V.
Shanghai Racquet Club
Partners C.V.

Shelhold Ltd.
Ship Lease International
B.V.
SHK Haustechnik Holding
GmbH
Siam City Asset Management
Co., Ltd
Sijsma B.V.
Simbad N.V.
Simonis Beheer B.V.
Simonis
Beleggingsmaatschappij B.V.
Sinke Beek Beheer B.V.
Sipororo B.V.
Sistarbanc S.R.L.
Slivast B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
SLR Management (Bermuda)      Ltd.      100.00   Bermuda               ING America Insurance    100.00
Ltd.                                                                   Holdings, Inc.
Small Business Publishing     B.V.      100.00   Netherlands           Postbank N.V.            100.00
B.V.
SNC du Centre Mayol           S.N.C     100.00   France                SNC Haven                100.00
SNC Haven                     S.N.C      60.00   France                Hoogoorddreef I B.V.      60.00
SNC Le Dome                   S.N.C      75.00   France                S.A. du 42 Avenue         75.00
                                                                       Kleber
SNC le Murier                 S.N.C      60.00   France                S.N.C. Blijenhoek         31.00   S.A. du 59 Avenue    25.00
                                                                       Staete et Cie                     d'Iena
SNC Peau Bearn                S.N.C     100.00   France                S.A. du 42 Avenue        100.00
                                                                       Kleber
Sneeker Assurantiekantoor     B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
de Boer B.V.
Soc. Belge de Invest Int.     S.A.        5.96   Belgium               Bank Brussel Lambert       5.96
                                                                       N.V.
Soc. Financiere pour la       S.A.       10.60   Belgium               Bank Brussel Lambert      10.60
Construction s.a.                                                      N.V.
Societe Financiere            S.A.       11.11   Luxemburg             Bank Brussel Lambert      11.11
Europeene (S.F.E.) s.a.                                                N.V.
Societe Financiere pour       S.A.       25.82   France                Bank Brussel Lambert      25.82
les Pays d Outre-mer s.a.                                              N.V.
Societe Financiere pour       S.A.       25.82   France                Bank Brussel Lambert      25.82
les Pays de Outre-mer                                                  N.V.
(SFOM) s.a.
Societe Immobiliere du CEL    S.A.RL    100.00   Luxemburg             CEL Data Services S.A.   100.00
s.a.r.l.
Sodefina S.A.                 S.A.      100.00   Belgium               Nationale Omnium N.V.    100.00
Sofigest Societe              S.A.       24.93   Switzerland           Banque Bruxelles          24.93
Financiere s.a.                                                        Lambert Suisse S.A.
Sofilease s.a.                S.A.      100.00   Belgium               Locabel-Auto s.a.        100.00
Sofinvest  scrl.              S.A.       52.39   Belgium               Bank Brussel Lambert      52.39
                                                                       N.V.
Sogam s.a.                    S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
Sogerfin s.a.                 S.A.       99.99   Belgium               Bank Brussel Lambert      99.99
                                                                       N.V.
Soges Fiducem s.a.            S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
Soges-Ateka s.n.c.            S.N.C      50.00   Belgium               Soges Fiducem s.a.        50.00
Soges-Dewaay s.a.             S.A.      100.00   Belgium               Soges Fiducem s.a.       100.00
Solitario B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Sonhold Ltd.                  Ltd.      100.00   United Kingdom        ING Lease (UK) Limited   100.00
Sopica s.a.                   S.A.       99.94   France                Banque Bruxelles          99.94
                                                                       Lambert France S.A.
Soprofinance(gestion OPCVM)   S.A.       10.00   France                Banque Bruxelles          10.00
                                                                       Lambert France S.A.
Soprofinance(gestion parts    S.A.       10.42   France                Banque Bruxelles          10.42
SCPI)                                                                  Lambert France S.A.
Soregep s.a.                  S.A.       30.00   France                Banque Bruxelles          30.00
                                                                       Lambert France S.A.
South Western Insurance       Ltd.      100.00   Canada                1418583 Ontario Ltd.     100.00
Group Limited
Southland Life Insurance      Inc.      100.00   United States of      ING America Life         100.00
Company                                          America               Corporation
Spaarfondsen Beheer B.V.      B.V.      100.00   Netherlands           InterAdvies N.V.         100.00
Spaarfondsen Bewaar B.V.      B.V.      100.00   Netherlands           InterAdvies N.V.         100.00
Sparre Poort B.V.             B.V.      100.00   Netherlands           Sparre Poort B.V.        100.00
Spoolde B.V.                  B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Springfield Capital           Ltd.       99.96   United Kingdom        BBL Capital Management    99.96
Management (Jersey) Ltd.                                               Corporation S.A.
Springfield Capital           Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Management Ltd.                                                        International Ltd
Springstreet Associates,      Inc.      100.00   United States of      Life Insurance Company   100.00
Inc.                                             America               of Georgia
Spuise Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
SRO Run-Off Ltd. Bermuda      Ltd.       10.00   Bermuda               ING Insurance             10.00
                                                                       International B.V.
St. Maurice Compagnie         ?         100.00   Canada                Le Groupe Commerce       100.00
d'Assurances                                                           Compagnie d'Assurances
Stampida B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Stamveld B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
SLR Management (Bermuda)
Ltd.
Small Business Publishing
B.V.
SNC du Centre Mayol
SNC Haven
SNC Le Dome

SNC le Murier                   S.N.C. Blijenhoek     4.00
                                Staete et Cie
SNC Peau Bearn

Sneeker Assurantiekantoor
de Boer B.V.
Soc. Belge de Invest Int.

Soc. Financiere pour la
Construction s.a.
Societe Financiere
Europeene (S.F.E.) s.a.
Societe Financiere pour
les Pays d Outre-mer s.a.
Societe Financiere pour
les Pays de Outre-mer
(SFOM) s.a.
Societe Immobiliere du CEL
s.a.r.l.
Sodefina S.A.
Sofigest Societe
Financiere s.a.
Sofilease s.a.
Sofinvest  scrl.

Sogam s.a.

Sogerfin s.a.

Soges Fiducem s.a.

Soges-Ateka s.n.c.
Soges-Dewaay s.a.
Solitario B.V.
Sonhold Ltd.
Sopica s.a.

Soprofinance(gestion OPCVM)

Soprofinance(gestion parts
SCPI)
Soregep s.a.

South Western Insurance
Group Limited
Southland Life Insurance
Company
Spaarfondsen Beheer B.V.
Spaarfondsen Bewaar B.V.
Sparre Poort B.V.
Spoolde B.V.

Springfield Capital
Management (Jersey) Ltd.
Springfield Capital
Management Ltd.
Springstreet Associates,
Inc.
Spuise Poort B.V.

SRO Run-Off Ltd. Bermuda

St. Maurice Compagnie
d'Assurances
Stampida B.V.
Stamveld B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Standaard Hypotheekbank       N.V.      100.00   Netherlands           Algemeene                100.00
N.V.                                                                   Waarborgmaatschappij
                                                                       N.V.
Star Fund Management s.a.     S.A.       51.69   Belgium               Bank Brussel Lambert      51.69
                                                                       N.V.
Steendam                      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Beleggingsmaatschappij
Drachten B.V.
Steenhuis Assurantien en      B.V.      100.00   Netherlands           B.V. Algemene            100.00
Makelaardij B.V.                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Steenstaete N.V.              N.V.      100.00   Belgium               Amersfoort-Staete B.V.     6.00   N.V. Square          88.00
                                                                                                         Montgomery
Steinsche Gasse GbR           GbR        95.14   Germany               Berliner Handels- und     95.14
                                                                       Frankfurter Bank A G
Stenning & Associates         Inc.       50.00   Canada                Equisure Insurance        50.00
Financial Services Inc.                                                Services Ltd.
Sterling Developments B.V.    B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
STET Ltd.                     Ltd.      100.00   Australia             The Mercantile Mutual    100.00
                                                                       Life Insurance Co. Ltd.
Stibbe Meijster B.V.          B.V.      100.00   Netherlands           Belhaska XI B.V.           2.85   Oostermij B.V.       97.15
Stichting                                    -   Netherlands           ?                             -
Administratiekantoor ING      Stichting
Groep
Stichting Cumulatief                         -   Netherlands           ?                             -
Preferente Aandelen ING       Stichting
Groep
Storeria B.V.                 B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.
Straet & Snijder              B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assurantien B.V.
Strategic Investors Asia      Ltd.      100.00   Bermuda               ING Insurance             51.00   Aetna                49.00
Limited                                                                International B.V.                International, Inc.
Stresemannstrasse GbR         GbR        95.14   Germany               Berliner Handels- und     95.14
                                                                       Frankfurter Bank A G
Strokkur B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Sturgeon Falls Insurance      Ltd.      100.00   Canada                Equisure Insurance       100.00
Brokers (1985) Ltd.                                                    Services Ltd.
Successfull Money             Inc.      100.00   United States of      ReliaStar Financial      100.00
Management Seninars, Inc                         America               Corporation
Sunrise Investments B.V.      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Sussex Leaseholds Limited     Ltd.      100.00   Canada                Scotus Inc.              100.00
Sutherland Beheer B.V.        B.V.       96.15   Netherlands           ING Prena B.V.            96.15
Sutherlands (Holdings) Ltd.   Ltd.      100.00   United Kingdom        Charterhouse             100.00
                                                                       Securities Ltd.
Sutherlands International     Ltd.      100.00   United Kingdom        Sutherlands (Holdings)   100.00
Ltd.                                                                   Ltd.
Sutherlands Ltd.              Ltd.      100.00   United Kingdom        Sutherlands (Holdings)   100.00
                                                                       Ltd.
Sutherlands Nominees Ltd.     Ltd.      100.00   United Kingdom        Sutherlands (Holdings)   100.00
                                                                       Ltd.
Svalbard Beheer B.V.          B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Swinpoort B.V.                B.V.      100.00   Netherlands           MBO Kousteensedijk       100.00
                                                                       Holding B.V.
Syndicate Nominees Pty        Ltd.      100.00   Australia             The Mercantile Mutual    100.00
Limited                                                                Life Insurance Co. Ltd.
Synerlease Belgium N.V.       N.V.      100.00   Belgium               Locabel  s.a.            100.00
Systematized Benefits         Inc.      100.00   United States of      Aetna Services Holding   100.00
Administrators, inc.                             America               Company (Connecticut),
                                                                       Inc.
t Oye Deventer B.V.           B.V.      100.00   Netherlands           ING Prena B.V.           100.00
T&C Nominees Ltd.             Ltd.      100.00   United Kingdom        Charterhouse             100.00
                                                                       Securities Ltd.
T. Koster Beheer B.V.         B.V.      100.00   Netherlands           ING Verzekeringen N.V.   100.00
T.B.B. & Heitkamp             B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assurantien B.V.
T.B.E.                        S.A.      100.00   Belgium               Bank Brussel Lambert     100.00
                                                                       N.V.
T.L.C. Investments Inc.       Inc.      100.00   Canada                Equisure Financial
                                                                       Network, Inc.
Tabledo B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Tablero B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Tadavia B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Talboom Beheer B.V.           B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Tapirus B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Tarima B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Standaard Hypotheekbank
N.V.

Star Fund Management s.a.

Steendam
Beleggingsmaatschappij
Drachten B.V.
Steenhuis Assurantien en
Makelaardij B.V.

Steenstaete N.V.                BOZ B.V.              6.00

Steinsche Gasse GbR

Stenning & Associates
Financial Services Inc.
Sterling Developments B.V.

STET Ltd.

Stibbe Meijster B.V.
Stichting
Administratiekantoor ING
Groep
Stichting Cumulatief
Preferente Aandelen ING
Groep
Storeria B.V.

Straet & Snijder
Assurantien B.V.
Strategic Investors Asia
Limited
Stresemannstrasse GbR

Strokkur B.V.
Sturgeon Falls Insurance
Brokers (1985) Ltd.
Successfull Money
Management Seninars, Inc
Sunrise Investments B.V.
Sussex Leaseholds Limited
Sutherland Beheer B.V.
Sutherlands (Holdings) Ltd.

Sutherlands International
Ltd.
Sutherlands Ltd.

Sutherlands Nominees Ltd.

Svalbard Beheer B.V.
Swinpoort B.V.

Syndicate Nominees Pty
Limited
Synerlease Belgium N.V.
Systematized Benefits
Administrators, inc.

t Oye Deventer B.V.
T&C Nominees Ltd.

T. Koster Beheer B.V.
T.B.B. & Heitkamp
Assurantien B.V.
T.B.E.

T.L.C. Investments Inc.

Tabledo B.V.
Tablero B.V.
Tadavia B.V.
Talboom Beheer B.V.
Tapirus B.V.
Tarima B.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Tawny Owl Investment          N.V.      100.00   Netherlands Antilles  CenE Bankiers Holding    100.00
Company N.V.                                                           N.V.
Technisch Advies Bureau       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Jaba B.V.
Tempero B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Ter Linden en Heijer          B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Holding B.V.
Terra                         KG         80.12   Germany               Deutsche                  80.12
Grundbesitsgesellschaft am                                             Hypothekenbank
Aegi mbH & Co.                                                         (Actien-Gesellschaft)
Grundbesitzerwerbs KG
Terra                         GmbH       80.12   Germany               Deutsche                  80.12
Grundbesitzgesellschaft am                                             Hypothekenbank
Aegi mbH                                                               (Actien-Gesellschaft)
Tessara Zaanlandia B.V.       B.V.       98.78   Netherlands           ING Prena B.V.            98.78
Th. van den Akker Beheer      B.V.      100.00   Netherlands           ING Prena B.V.           100.00
B.V.
Thames Poort B.V.             B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Thames River Traditional      Plc.           -   Ireland                                             -
Fund Plc.
The Aetna Heiwa Life          Ltd.      100.00   Japan                 Aetna International,      92.30   Aetna Premium         7.50
Insurance Company Limited                                              Inc.                              Collection Co.
The Asia Pacific Fund Inc.    Inc.           -   United States of      ?                             -
(BAM)                                            America
The Baring Emerging Europe    Plc.           -                         ?                             -
Trust Plc.
The Baring Peacock Fund                      -   United Kingdom        ?                             -
The Baring Puma Fund          Ltd.           -                         ?                             -
Limited
The CGT Trust                           100.00   United States of      Golden American Life     100.00
                                                 America               Insurance Company
The Egyptian Growth           Ltd.           -   United Kingdom                                      -
Investment Copany Limited
The Greater China Fund        Inc.           -   United States of      ?                             -
Inc. (BAM)                                       America
The Halifax Insurance         ?         100.00   Canada                ING Canada P&C Inc.      100.00
Company
The IT-Concord MISR                          -   United Kingdom                                      -
Technology Venture
Capital Fund
The Mercantile Mutual Life    Ltd.      100.00   Australia             Mercantile Mutual        100.00
Insurance Co. Ltd.                                                     Holdings Ltd.
The Netherlands Insurance     ?         100.00   United States of      ING U.S. P&C             100.00
Company                                          America               Corporation
The New Providence                      100.00   United States of      IB Holdings LLC          100.00
Insurance Co. Ltd                                America
The New Russia Fund                      67.00   Luxemburg                                       67.00
(Investment Fund managed
by BAM)
The Orion Insurance           Ltd.      100.00   United Kingdom        NN (UK General) Ltd.     100.00
(General) Ltd.
The Prospect of Japan Fund    Ltd.           -   United Kingdom                                      -
Limited
The Seven Provinces           B.V.      100.00   Netherlands           ING Continental Europe   100.00
International B.V.                                                     Holdings B.V.
The Simba Fund Limited        Ltd.       27.20   United Kingdom        ?                         27.20
(BAM)
The Tower Fund L.P.           KG         17.53   Cayman Islands        BHF (USA) Capital         17.53
                                                                       Corporation
The UBK French Property       Ltd.           -   United Kingdom                                      -
Company Limited
Theo Kentie Design B.V.       B.V.      100.00   Netherlands           Tabledo B.V.             100.00
THG Beteiligungsverwaltung    GmbH       48.54   Germany               Berliner Handels- und         -
GmbH                                                                   Frankfurter Bank A G
Tiberia B.V.                  B.V.      100.00   Netherlands           Entero B.V.              100.00
Tiel Utrecht                  N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Levensverzekering N.V.                                                 Nederland B.V.
Tiel Utrecht                  N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Schadeverzekering N.V.                                                 Nederland B.V.
Tiel Utrecht Verzekerd        N.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Sparen N.V.                                                            Nederland B.V.
Tinsky Pty Limited            Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Holdings Ltd.
Tolinea B.V.                  B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Total Resources LLC           LLC       100.00   United States of      Furman Selz              100.00
                                                 America               Proprietary, Inc.
Trabanca B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Tralose Pty Limited           Ltd.      100.00   Australia             Mercantile Mutual        100.00
                                                                       Funds Management Ltd.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Tawny Owl Investment
Company N.V.
Technisch Advies Bureau
Jaba B.V.
Tempero B.V.
Ter Linden en Heijer
Holding B.V.
Terra
Grundbesitsgesellschaft am
Aegi mbH & Co.
Grundbesitzerwerbs KG
Terra
Grundbesitzgesellschaft am
Aegi mbH
Tessara Zaanlandia B.V.
Th. van den Akker Beheer
B.V.
Thames Poort B.V.

Thames River Traditional
Fund Plc.
The Aetna Heiwa Life
Insurance Company Limited
The Asia Pacific Fund Inc.
(BAM)
The Baring Emerging Europe
Trust Plc.
The Baring Peacock Fund
The Baring Puma Fund
Limited
The CGT Trust

The Egyptian Growth
Investment Copany Limited
The Greater China Fund
Inc. (BAM)
The Halifax Insurance
Company
The IT-Concord MISR
Technology Venture
Capital Fund
The Mercantile Mutual Life
Insurance Co. Ltd.
The Netherlands Insurance
Company
The New Providence
Insurance Co. Ltd
The New Russia Fund
(Investment Fund managed
by BAM)
The Orion Insurance
(General) Ltd.
The Prospect of Japan Fund
Limited
The Seven Provinces
International B.V.
The Simba Fund Limited
(BAM)
The Tower Fund L.P.

The UBK French Property
Company Limited
Theo Kentie Design B.V.
THG Beteiligungsverwaltung
GmbH
Tiberia B.V.
Tiel Utrecht
Levensverzekering N.V.
Tiel Utrecht
Schadeverzekering N.V.
Tiel Utrecht Verzekerd
Sparen N.V.
Tinsky Pty Limited

Tolinea B.V.
Total Resources LLC

Trabanca B.V.
Tralose Pty Limited

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Tranent B.V.                  B.V.       79.41   Netherlands           ING Prena B.V.            79.41
Trasgo B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Traslado B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Treetop B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Tricor B.V.                   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Tripolis A C.V.               C.V.           -   Netherlands           ?                             -
Tripolis B C.V.               C.V.           -   Netherlands           ?                             -
Tripolis C C.V.               C.V.           -   Netherlands           ?                             -
Tripolis IJsbaanpad Beheer    B.V.      100.00   Netherlands           Tripolis Vastgoed B.V.   100.00
A I B.V.
Tripolis IJsbaanpad Beheer    B.V.      100.00   Netherlands           Tripolis Vastgoed B.V.    65.00   ING Vastgoed         35.00
A II B.V.                                                                                                Belegging B.V.
Tripolis IJsbaanpad Beheer    B.V.      100.00   Netherlands           Tripolis Vastgoed B.V.   100.00
B I B.V.
Tripolis IJsbaanpad Beheer    B.V.      100.00   Netherlands           Tripolis Vastgoed B.V.    65.00   ING Vastgoed         35.00
B II B.V.                                                                                                Belegging B.V.
Tripolis IJsbaanpad Beheer    B.V.      100.00   Netherlands           Tripolis Vastgoed B.V.   100.00
C I B.V.
Tripolis IJsbaanpad Beheer    B.V.      100.00   Netherlands           Tripolis Vastgoed B.V.   100.00
C II B.V.
Tripolis Vastgoed B.V.        B.V.      100.00   Netherlands           ING Vastgoed Belegging   100.00
                                                                       B.V.
Tripudio B.V.                 B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Trituris B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Trompenburg Parking B.V.      B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
                                                                       Interfinance B.V.
Tropelia B.V.                 B.V.       99.00   Netherlands           ING Lease Structured      99.00
                                                                       Finance B.V.
Truchot Limited               Ltd.      100.00   United Kingdom        Baring Trustees           50.00   Guernsey             50.00
                                                                       (Guernsey) Limited                International Fund
                                                                                                         Managers Limited
Truckstar Holding B.V.        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Trust Maatschappij ING        B.V.      100.00   Netherlands           ING Trust B.V.           100.00
Bank B.V.
Tucker Roberts Tierney &      Ltd.       50.00   Canada                Equisure Insurance        50.00
Wilson Limited                                                         Services Ltd.
Tucupido B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Tunnel onder de Noord B.V.    B.V.      100.00   Netherlands           ING Bank N.V.            100.00
Tuvor B.V.                    B.V.      100.00   Netherlands           Trust Maastchappij ING   100.00
                                                                       Bank B.V.
U. Ringsma Beheer B.V.        B.V.      100.00   Netherlands           ING Prena B.V.           100.00
U.B.C. (Union de Banques      S.Z.A      26.59   Congo                 Bank Brussel Lambert      13.81   CEL Data Services    12.78
Congolaises). s.z.a.r.l.                                               N.V.                              s.a.
UC Mortgage Corporation       Inc.      100.00   United States of      ING America Insurance    100.00
                                                 America               Holdings, Inc.
Uiterwijk Winkel              B.V.      100.00   Netherlands           Belhaska XI B.V.           2.50   Oostermij B.V.       97.50
Verzekeringen B.V.
Unilarse                      S.A.      100.00   Uruguay               Middenbank Curacao N.V   100.00
United Life & Annuity         Inc.      100.00   United States of      ING America Insurance    100.00
Insurance Company                                America               Holdings, Inc.
United Variable Services      Inc.      100.00   United States of      United Life & Annuity    100.00
inc.                                             America               Insurance Company
Unitres Beheer B.V.           B.V.      100.00   Netherlands           Unitres Holding B.V.     100.00
Unitres Holding B.V.          B.V.      100.00   Netherlands           ING Prena B.V.           100.00
USG Annuity & Life Company              100.00   United States of      Equitable Life           100.00
                                                 America               Insurance Company of
                                                                       Iowa
UTA Finanz und Leasing GmbH   GmbH       70.00   Germany               ING Lease Holding         70.00
                                                                       (Deutschland) GmbH
Utrechtsche Algemeene         N.V.      100.00   Netherlands           Tiel Utrecht             100.00
Brandverzekering                                                       Schadeverzekering N.V.
Maatschappij N.V.
Utrechtse Financierings       N.V.      100.00   Netherlands           Westland/Utrecht         100.00
Bank N.V.                                                              Hypotheekbank N.V.
Utrechtse Hypotheekbank       N.V.      100.00   Netherlands           Westland/Utrecht         100.00
N.V.                                                                   Hypotheekbank N.V.
Utrechtse                     B.V.       25.00   Netherlands           CenE Bankiers N.V.        25.00
Participatiemaatschappij
B.V.
Utrechtse Poort B.V.          B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Tranent B.V.
Trasgo B.V.
Traslado B.V.
Treetop B.V.
Tricor B.V.
Tripolis A C.V.
Tripolis B C.V.
Tripolis C C.V.
Tripolis IJsbaanpad Beheer
A I B.V.
Tripolis IJsbaanpad Beheer
A II B.V.
Tripolis IJsbaanpad Beheer
B I B.V.
Tripolis IJsbaanpad Beheer
B II B.V.
Tripolis IJsbaanpad Beheer
C I B.V.
Tripolis IJsbaanpad Beheer
C II B.V.
Tripolis Vastgoed B.V.

Tripudio B.V.
Trituris B.V.
Trompenburg Parking B.V.

Tropelia B.V.

Truchot Limited


Truckstar Holding B.V.
Trust Maatschappij ING
Bank B.V.
Tucker Roberts Tierney &
Wilson Limited
Tucupido B.V.
Tunnel onder de Noord B.V.
Tuvor B.V.

U. Ringsma Beheer B.V.
U.B.C. (Union de Banques
Congolaises). s.z.a.r.l.
UC Mortgage Corporation

Uiterwijk Winkel
Verzekeringen B.V.
Unilarse
United Life & Annuity
Insurance Company
United Variable Services
inc.
Unitres Beheer B.V.
Unitres Holding B.V.
USG Annuity & Life Company


UTA Finanz und Leasing GmbH

Utrechtsche Algemeene
Brandverzekering
Maatschappij N.V.
Utrechtse Financierings
Bank N.V.
Utrechtse Hypotheekbank
N.V.
Utrechtse
Participatiemaatschappij
B.V.
Utrechtse Poort B.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
V.O.F. Winkelcentrum Markt    V.O.F.     50.00   Netherlands           ING Vastgoed              10.00   Muller               40.00
Noorderpromenade Drachten                                              Ontwikkeling B.V.                 Bouwparticipatie
                                                                                                         B.V.
V.R. & V.C. Holding B.V.      B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Vaderlandsche                 N.V.      100.00   Netherlands           Westlandsche Hypotheek   100.00
Hypotheekbank N.V.                                                     N.V.
Valeron B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Valpacos B.V.                 B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Van den Brink & Schuiteman    B.V.      100.00   Netherlands           Belhaska XI B.V.           2.00   Oostermij B.V.       98.00
Assurantien B.V.
Van den Heuvel Beheer B.V.    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Van der Ham Rhijngouw         B.V.      100.00   Netherlands           Belhaska XI B.V.           2.50   Oostermij B.V.       97.50
Assurantien B.V.
Van der Hoek Adviesgroep      B.V.      100.00   Netherlands           Belhaska XI B.V.           2.50   Oostermij B.V.       97.50
B.V.
Van Deursen & De Jong         B.V.      100.00   Netherlands           Belhaska XI B.V.           6.67   Oostermij B.V.       13.30
Assurantien B.V.
Van Duin & Molenaar           B.V.      100.00   Netherlands           Belhaska XI B.V.           0.25   Oostermij B.V.       99.75
Assurantien B.V.
Van Loon Beheer B.V.          B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Van Meulen Assurantien B.V.   B.V.      100.00   Netherlands           Belhaska XI B.V.           2.85   Oostermij B.V.       97.15
Van Rensch Groep B.V.         B.V.      100.00   Netherlands           Belhaska XI B.V.           2.85   Oostermij B.V.       97.15
Van Zwamen Holding B.V.       B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Vastgoed De Appelaar B.V.     B.V.      100.00   Netherlands           Vastgoed De Appelaar     100.00
                                                                       Holding B.V.
Vastgoed De Appelaar          B.V.      100.00   Netherlands           ING Vastgoed             100.00
Holding B.V.                                                           Ontwikkeling B.V.
Vastgoed De Brink B.V.        B.V.      100.00   Netherlands           Vastgoed De Brink        100.00
                                                                       Holding B.V.
Vastgoed De Brink Holding     B.V.      100.00   Netherlands           ING Vastgoed             100.00
B.V.                                                                   Ontwikkeling B.V.
Vastgoed IJburg B.V.          B.V.      100.00   Netherlands           MBO Pleintoren Holding   100.00
                                                                       B.V.
Vastgoed Visarenddreef B.V.   B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Watertorens II B.V.
Vastgoed Visarenddreef        B.V.      100.00   Netherlands           MBO Dommelstaete         100.00
Holding B.V.                                                           Holding B.V.
Vechtse Poort B.V.            B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Veenstra & Gepken             B.V.      100.00   Netherlands           Belhaska XI B.V.           5.00   Oostermij B.V.       95.00
Assurantien B.V.
Vegano Invest Ltd.            Ltd.      100.00   United Kingdom        Banque Bruxelles         100.00
                                                                       Lambert Suisse  s.a.
Venak Assurantien B.V.        B.V.      100.00   Netherlands           Belhaska XI B.V.           0.05   Oostermij B.V.       99.05
Vendome s.a. Immobilier.      S.A.       99.95   Belgium               Bank Brussel Lambert      99.95
                                                                       N.V.
Veraz B.V.                    B.V.      100.00   Netherlands           Belhaska XI B.V.           4.00   Oostermij B.V.       96.00
Verbouw Support B.V.          B.V.      100.00   Netherlands           B.V. Algemene            100.00
                                                                       Beleggingsmaatschappij
                                                                       Reigerdaal
Verenigde Bankbedrijven       N.V.      100.00   Netherlands           ING Bank N.V.            100.00
N.V.
Vermeulen Raemdonck S.A.      S.A.       80.00   Belgium               Bank Brussel Lambert      80.00
                                                                       N.V.
Versluis Assurantien B.V.     B.V.      100.00   Netherlands           Belhaska XI B.V.           2.00   Oostermij B.V.       98.00
Verwaltung ABL                GmbH       48.54   Germany               Industrie-Beteiligungs-   48.54
Immobilienbeteiligungsgesellschaft                                     Gesellschaft mbH
mbH
Verwaltung Quartier 203       GmbH       48.54   Germany               BHF Immobilien-GmbH       48.54
GmbH
Vestax Capital                Inc.      100.00   United States of      ING Advisors Network,    100.00
Corporation, Inc.                                America               Inc.
VESTAX Securities Corp.       Inc.      100.00   United States of      Vestax Capital           100.00
                                                 America               Corporation, Inc.
Via Catarina                  S.A.       50.00   Portugal              MBO Via Catarina B.V.     50.00
"Empredimentos
Imobiliarios" SA
Vicar B.V.                    B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Vidriales B.V.                B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Virgula B.V.                  B.V.      100.00   Netherlands           ING Lease Structured     100.00
                                                                       Finance B.V.
Visa Belgium sc               S.C.       12.50   Belgium               Bank Brussel Lambert      11.93   ING Bank (Belgium)    0.57
                                                                       N.V.                              N.V./S.A.
Visalux Soc. Cooperative      S.C.       34.89   Luxemburg             CEL Data Services s.a.    34.89
Vitigudino B.V.               B.V.      100.00   Netherlands           Tuvor B.V.               100.00
Vivene B.V.                   B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
V.O.F. Winkelcentrum Markt
Noorderpromenade Drachten

V.R. & V.C. Holding B.V.


Vaderlandsche
Hypotheekbank N.V.
Valeron B.V.
Valpacos B.V.
Van den Brink & Schuiteman
Assurantien B.V.
Van den Heuvel Beheer B.V.
Van der Ham Rhijngouw
Assurantien B.V.
Van der Hoek Adviesgroep
B.V.
Van Deursen & De Jong
Assurantien B.V.
Van Duin & Molenaar
Assurantien B.V.
Van Loon Beheer B.V.
Van Meulen Assurantien B.V.
Van Rensch Groep B.V.
Van Zwamen Holding B.V.
Vastgoed De Appelaar B.V.

Vastgoed De Appelaar
Holding B.V.
Vastgoed De Brink B.V.

Vastgoed De Brink Holding
B.V.
Vastgoed IJburg B.V.

Vastgoed Visarenddreef B.V.

Vastgoed Visarenddreef
Holding B.V.
Vechtse Poort B.V.

Veenstra & Gepken
Assurantien B.V.
Vegano Invest Ltd.

Venak Assurantien B.V.
Vendome s.a. Immobilier.

Veraz B.V.
Verbouw Support B.V.


Verenigde Bankbedrijven
N.V.
Vermeulen Raemdonck S.A.

Versluis Assurantien B.V.
Verwaltung ABL
Immobilienbeteiligungsgesellschaft
mbH
Verwaltung Quartier 203
GmbH
Vestax Capital
Corporation, Inc.
VESTAX Securities Corp.

Via Catarina
"Empredimentos
Imobiliarios" SA
Vicar B.V.
Vidriales B.V.
Virgula B.V.

Visa Belgium sc

Visalux Soc. Cooperative
Vitigudino B.V.
Vivene B.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Vivian Limited                Ltd.      100.00   United Kingdom        Baring Trustees           50.00   Guernsey             50.00
                                                                       (Guernsey) Limited                International Fund
                                                                                                         Managers Limited
Vlietse Poort B.V.            B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
VOLA Geldleningen B.V.        B.V.      100.00   Netherlands           B.V.                     100.00
                                                                       Financieringsmaatschappij
                                                                       VOLA
Volmachtbedrijf ING Bank      B.V.      100.00   Netherlands           Assurantiebedrijf ING    100.00
B.V.                                                                   Bank N.V.
VTX Agency of                 Inc.      100.00   United States of      VTX Agency, Inc.         100.00
Massachusetts, Inc.                              America
VTX Agency of Michigan,       Inc.      100.00   United States of      VTX Agency, Inc.         100.00
Inc.                                             America
VTX Agency of Texas, Inc.     Inc.      100.00   United States of      VTX Agency, Inc.         100.00
                                     America
VTX Agency, Inc.              Inc.      100.00   United States of      Vestax Capital           100.00
                                                 America               Corporation, Inc.
W. Melkman & Zonen            B.V.      100.00   Netherlands           Oostermij B.V.           100.00
Assurantien B.V.
W. Muller Assurantien B.V.    B.V.      100.00   Netherlands           Teer Holding B.V.        100.00
W.E.I.V. Immobilien GmbH &    KG         23.30   Germany               BHF Immobilien-GmbH       23.30
Co. Projekte
Pankow/Weissensee KG
W.M. Timmermans               B.V.      100.00   Netherlands           Belhaska XI B.V.         100.00
Assurantien B.V.
W.N. van Twist Holding B.V.   B.V.      100.00   Netherlands           ING Prena B.V.           100.00
W.U.H. Finanz A.G.            A.G.      100.00   Switzerland           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
Wabemij B.V.                  B.V.      100.00   Netherlands           ING Prena B.V.           100.00
Warsaw I B.V.                 B.V.      100.00   Netherlands           ING Real Estate          100.00
                                                                       International
                                                                       Development B.V.
Warsaw II B.V.                B.V.      100.00   Netherlands           ING Real Estate          100.00
                                                                       International
                                                                       Development B.V.
Warsaw III B.V.               B.V.      100.00   Netherlands           ING Real Estate (MQE)    100.00
                                                                       N.V.
Washington Square             Inc.      100.00   United States of      Washington Square        100.00
Insurance Agency, Inc.                           America               Securities, Inc.
(Puerto Rico)
Washington Square             Inc.      100.00   United States of      ReliaStar Financial      100.00
Securities                                       America               Corp
Wellington Insurance          ?         100.00   Canada                ING Canada P&C Inc.      100.00
Company
Wellington Warranty           Inc.      100.00   Canada                ING Canada P&C Inc.      100.00
Company, Inc.
Welstand B.V.                 B.V.      100.00   Netherlands           Welvaert                 100.00
                                                                       Financieringen nv
Welvaert Financieringen       N.V.      100.00   Netherlands           InterAdvies N.V.         100.00
N.V.
Westdeutsche                  GmbH        9.71   Germany               Bfl-                       9.71
Industrieinstandhaltungs-                                              Beteiligungsgesellschaft
Verwaltungsgesellschaft mbH                                            fur Industriewerte mbH
Westermij B.V.                B.V.      100.00   Netherlands           Amfas Explotatie         100.00
                                                                       Maatschappij B.V.
Western Union Insurance       ?         100.00   Canada                ING Canada P&C Inc.      100.00
Company
Westland/Utrecht Advies       B.V.      100.00   Netherlands           Westland Utrecht         100.00
B.V.                                                                   Hypotheekbank N.V.
Westland/Utrecht              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
Bouwonderneming WUBO VI                                                Leasing B.V.
B.V.
Westland/Utrecht              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
Bouwonderonderneming WUBO                                              Leasing B.V.
IV B.V.
Westland/Utrecht              N.V.      100.00   Netherlands           ING Bank N.V.            100.00
Hypotheekbank N.V.
Westland/Utrecht              N.V.      100.00   Belgium               Nationale Omnium N.V.    100.00
Hypotheekmaatschappij N.V.
Westland/Utrecht Leasing      N.V.      100.00   Netherlands           Westland Utrecht         100.00
B.V.                                                                   Hypotheekbank N.V.
Westland/Utrecht              B.V.      100.00   Netherlands           Nationale-Nederlanden    100.00
Projektontwikkeling B.V.                                               Holdinvest B.V.
Westland/Utrecht              N.V.      100.00   Netherlands           Westland/Utrecht         100.00
Verzekeringen B.V.                                                     Hypotheekbank N.V.
Westlandsche Hypotheek N.V.   N.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Hypotheekbank N.V.
Westment II B.V.              B.V.      100.00   Netherlands           Gothia Estate II B.V.    100.00
Westward Capital II B.V.      B.V.      100.00   Netherlands           Trust Maatschappij ING   100.00
                                                                       Bank B.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Vivian Limited


Vlietse Poort B.V.

VOLA Geldleningen B.V.


Volmachtbedrijf ING Bank
B.V.
VTX Agency of
Massachusetts, Inc.
VTX Agency of Michigan,
Inc.
VTX Agency of Texas, Inc.

VTX Agency, Inc.

W. Melkman & Zonen
Assurantien B.V.
W. Muller Assurantien B.V.
W.E.I.V. Immobilien GmbH &
Co. Projekte
Pankow/Weissensee KG
W.M. Timmermans
Assurantien B.V.
W.N. van Twist Holding B.V.
W.U.H. Finanz A.G.

Wabemij B.V.
Warsaw I B.V.


Warsaw II B.V.


Warsaw III B.V.

Washington Square
Insurance Agency, Inc.
(Puerto Rico)
Washington Square
Securities
Wellington Insurance
Company
Wellington Warranty
Company, Inc.
Welstand B.V.

Welvaert Financieringen
N.V.
Westdeutsche
Industrieinstandhaltungs-
Verwaltungsgesellschaft mbH
Westermij B.V.

Western Union Insurance
Company
Westland/Utrecht Advies
B.V.
Westland/Utrecht
Bouwonderneming WUBO VI
B.V.
Westland/Utrecht
Bouwonderonderneming WUBO
IV B.V.
Westland/Utrecht
Hypotheekbank N.V.
Westland/Utrecht
Hypotheekmaatschappij N.V.
Westland/Utrecht Leasing
B.V.
Westland/Utrecht
Projektontwikkeling B.V.
Westland/Utrecht
Verzekeringen B.V.
Westlandsche Hypotheek N.V.

Westment II B.V.
Westward Capital II B.V.


last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Wiese Aetna Compania de       S.A.       33.70   Peru                  Aetna S.A.                33.70
Seguros S.A.
Wijkertunnel Beheer I B.V.    B.V.      100.00   Netherlands           Nationale Nederlanden    100.00
                                                                       Interfinance B.V.
Wijkertunnel Beheer II B.V.   B.V.      100.00   Netherlands           MKB Vliehors II B.V.     100.00
Wijkertunnel Beheer II        B.V.      100.00   Netherlands           Wijkertunnel Beheer II   100.00
Management B.V.                                                        B.V.
Wijnegem                      N.V.       50.03   Belgium               Nationale Nederlanden     17.70   N.V. Square          32.33
Ontwikkelingsmaatschappij                                              Interfinance B.V.                 Montgomery
N.V.
Wilderness Associates         Ass.      100.00   United States of      Security Life of         100.00
                                                 America               Denver Insurance
                                                                       Company
Wilfried Euler                KG         48.54   Germany               BHF Immobilien-GmbH       48.54
Beteiligungsgesellschaft
mbH & Co. Objekt
Tempelhofer D
Wilge Poort B.V.              B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Wilhelminahof MBO B.V.        B.V.      100.00   Netherlands           ING Vastgoed             100.00
                                                                       Ontwikkeling B.V.
Willbro Financial Services    Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Ltd.                                                                   Holdings Ltd.
Willbro Nominees Ltd.         Ltd.      100.00   United Kingdom        Williams de Broe Plc.    100.00
Williams Chaplin Service      Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Cy Ltd.                                                                Holdings Ltd.
Williams de Broe              Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Administration Ltd.                                                    Holdings Ltd.
Williams de Broe Futures      Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Ltd.                                                                   Holdings Ltd.
Williams de Broe Holdings     Ltd.       77.46   United Kingdom        Banque Bruxelles          10.00   Banque Bruxelles      5.66
Ltd.                                                                   Lambert  France  s.a.             Lambert  Suisse
                                                                                                         S.A.
Williams de Broe              Ltd.      100.00   United Kingdom        Williams de Broe         100.00
International Ltd.                                                     Holdings Ltd.
Williams de Broe              Ltd.      100.00   United Kingdom        Williams de Broe Plc.    100.00
Investment Management Ltd.
Williams de Broe Link         Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Nominees (No 1) Ltd.                                                   Holdings Ltd.
Williams de Broe Link         Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Nominees (No 2) Ltd.                                                   Holdings Ltd.
Williams de Broe Overseas     Ltd.      100.00   United Kingdom        Williams de Broe         100.00
Ltd.                                                                   Holdings Ltd.
Williams de Broe              Oi.       100.00   Finland               Williams de Broe         100.00
Pankkiirliike Oi.                                                      Overseas Ltd.
Williams de Broe Plc.         Plc.      100.00   United Kingdom        Williams de Broe         100.00
                                                                       Holdings Ltd.
Williams de Broe              Ltd.      100.00   United Kingdom        Bank Brussel Lambert     100.00
Securities Ltd.                                                        N.V.
Winkelfonds Nederland         B.V.      100.00   Netherlands           ING Dutch Retail Fund    100.00
Holding                                                                N.V.
Projectvennootschappen B.V.
Wolfstreet B.V.               B.V.      100.00   Netherlands           Wolfstreet Holding B.V.  100.00
Wolfstreet Grond B.V.         B.V.      100.00   Netherlands           Wolfstreet Holding B.V.  100.00
Wolfstreet Holding B.V.       B.V.      100.00   Netherlands           MBO Ruijters B.V.        100.00
Woonboulevard III B.V.        B.V.      100.00   Netherlands           Winkelfonds Nederland    100.00
                                                                       Holding
                                                                       Projectvennootschappen
                                                                       B.V.
World Value Fund (BAM                            Luxemburg             ?                             -
Managed Investment Fund)
Yealme Securities Limited     Ltd.      100.00   United Kingdom        Baring Brothers Limited  100.00
Yvop Floorbrokers B.V.        B.V.      100.00   Netherlands           Extra Clearing B.V.      100.00
Zaklady Aparatury             S.A.       10.20   Poland                Bank Slaski S.A. w        10.20
Chemicznej "APC-Metalchem"                                             Katowicach
SA
Zamenterp B.V.                B.V.       50.00   Netherlands           NMB Heller N.V.           50.00
Zeeuwsche Hypotheekbank       N.V.      100.00   Netherlands           Westlandsche Hypotheek   100.00
N.V.                                                                   N.V.
Zeeuwse Poort B.V.            B.V.      100.00   Netherlands           Westland/Utrecht         100.00
                                                                       Leasing B.V.
Zermatt N.V.                  N.V.      100.00   Netherlands Antilles  Middenbank Curacao N.V.  100.00
Zil '96 B.V.                  B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
ZIL '97 B.V.                  B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
Zil '98 B.V.                  B.V.      100.00   Netherlands           ING Lease (Nederland)    100.00
                                                                       B.V.
Zuckerraffinerie              GmbH       10.22   Germany               Berliner Handels- und     10.22
Tangermunde Fr. Meyers                                                 Frankfurter Bank A G
Sohn Holding GmbH
Zugut B.V.                    B.V.      100.00   Netherlands           Westland Utrecht         100.00
                                                                       Hypotheekbank N.V.
Zuid Nederlandsche            N.V.      100.00   Netherlands           Utrechtse                100.00
Hypotheekbank N.V.                                                     Hypotheekbank N.V.
Zuid-Hollandsche              N.V.      100.00   Netherlands           Westlandsche Hypotheek   100.00
Hypotheekbank N.V.                                                     N.V.

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Wiese Aetna Compania de
Seguros S.A.
Wijkertunnel Beheer I B.V.

Wijkertunnel Beheer II B.V.
Wijkertunnel Beheer II
Management B.V.
Wijnegem
Ontwikkelingsmaatschappij
N.V.
Wilderness Associates


Wilfried Euler
Beteiligungsgesellschaft
mbH & Co. Objekt
Tempelhofer D
Wilge Poort B.V.

Wilhelminahof MBO B.V.

Willbro Financial Services
Ltd.
Willbro Nominees Ltd.
Williams Chaplin Service
Cy Ltd.
Williams de Broe
Administration Ltd.
Williams de Broe Futures
Ltd.
Williams de Broe Holdings       Bank Brussel         61.80
Ltd.                            Lambert

Williams de Broe
International Ltd.
Williams de Broe
Investment Management Ltd.
Williams de Broe Link
Nominees (No 1) Ltd.
Williams de Broe Link
Nominees (No 2) Ltd.
Williams de Broe Overseas
Ltd.
Williams de Broe
Pankkiirliike Oi.
Williams de Broe Plc.

Williams de Broe
Securities Ltd.
Winkelfonds Nederland
Holding
Projectvennootschappen B.V.
Wolfstreet B.V.
Wolfstreet Grond B.V.
Wolfstreet Holding B.V.
Woonboulevard III B.V.



World Value Fund (BAM
Managed Investment Fund)
Yealme Securities Limited
Yvop Floorbrokers B.V.
Zaklady Aparatury
Chemicznej "APC-Metalchem"
SA
Zamenterp B.V.
Zeeuwsche Hypotheekbank
N.V.
Zeeuwse Poort B.V.

Zermatt N.V.
Zil '96 B.V.

ZIL '97 B.V.

Zil '98 B.V.

Zuckerraffinerie
Tangermunde Fr. Meyers
Sohn Holding GmbH
Zugut B.V.

Zuid Nederlandsche
Hypotheekbank N.V.
Zuid-Hollandsche
Hypotheekbank N.V.

last update 28 February 2001
====================================================================================================================================
                              Legal      Total
Company name                  Form     Owned %   Country               Parent 1                % owned   Parent 2           % owned
====================================================================================================================================
Zuidplein Beheer B.V.         B.V.       50.00   Netherlands           ING Vastgoed              50.00
                                                                       Ontwikkeling B.V.
Zweite                        GmbH       97.09   Germany               Industrie-Beteiligungs-   97.09
Industrie-Beteiligungs-                                                Gesellschaft mbH
Gesellschaft mbH
Zweite Muggelpark GmbH &      KG         24.27   Germany               Frankfurt Grundbesitz     24.27
Co. KG                                                                 GmbH
------------------------------------------------------------------------------------------------------------------------------------

last update 28 February 2001
====================================================================================================================

Company name                    Parent 3           % owned   Parent 4           % owned   Parent 5           % owned
====================================================================================================================
Zuidplein Beheer B.V.

Zweite
Industrie-Beteiligungs-
Gesellschaft mbH
Zweite Muggelpark GmbH &
Co. KG
--------------------------------------------------------------------------------------------------------------------

* Company is owned by an Individual pursuant to State Laws.

There is a shareholderaggreement in place with ING America Insurance Holdings, Inc.
--------------------------------------------------------------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 615,205 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.  INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of

         Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Gary J. Hegedus*                                    Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

John F. Todd*                                       Corporate Secretary and Counsel (Chief Legal
                                                    Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Floor,
Woodbridge, NJ  07095

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                                 Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir,
Ste 210,
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner                                   Vice President
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080

Katherine E. Lewis                                  Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste 600
Encino, CA  91436

James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Suite 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

Pamela Mulvey*                                      Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste 213
Tampa, FL  33609

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste D
Dayton, OH  45458

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:


     (1)                       (2)                        (3)                  (4)                   (5)

                                                      Compensation on
Name of                  Net Underwriting             Redemption or         Brokerage
Principal Underwriter    Discounts and Commissions    Annuitization         Commissions         Compensation*
---------------------    -------------------------    ----------------      ------------        -------------
Aetna Life Insurance                                     $4,282,754                                $178,558,430
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

       (1)                       (2)                       (3)                  (4)                   (5)

                                                      Compensation on
Name of                  Net Underwriting             Redemption or         Brokerage
Principal Underwriter    Discounts and Commissions    Annuitization         Commissions         Compensation**
---------------------    -------------------------    ----------------     ------------         ---------------
Aetna Investment                                                                                    $1,126,164
Services, LLC


** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                           and

                      Aetna Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      P.O. Box 12894
                      Albany, New York  12212-2894

ITEM 31.      MANAGEMENT SERVICES

     Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 9th day of April, 2001.

                                  VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                  INSURANCE AND ANNUITY COMPANY
                                      (REGISTRANT)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (DEPOSITOR)

                                  By:  Thomas J. McInerney*
                                     ------------------------------------------
                                       Thomas J. McInerney
                                       President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                                                 DATE
Thomas J. McInerney*                 Director and President                                         )
----------------------------------- (principal executive officer)                                   )
Thomas J. McInerney                                                                                 )
                                                                                                    )
                                                                                                    )
Wayne R. Huneke*                     Director and Chief Financial Officer                           )      April
-----------------------------------                                                                 )      9, 2001
Wayne R. Huneke                                                                                     )
                                                                                                    )
                                                                                                    )
Randy Lowery*                        Director                                                       )
-----------------------------------                                                                 )
Phillip R. Lowery                                                                                   )
                                                                                                    )
                                                                                                    )
Robert C. Salipante*                 Director                                                       )
-----------------------------------                                                                 )
Robert C. Salipante                                                                                 )
                                                                                                    )
Mark A. Tullis*                      Director                                                       )
-----------------------------------                                                                 )
Mark A. Tullis                                                                                      )
                                                                                                    )
Deborah Koltenuk*                    Corporate Controller                                           )
-----------------------------------                                                                 )
Deborah Koltenuk                                                                                    )

By:   /s/ Michael A. Pignatella
      ----------------------------------------------------------
      Michael A. Pignatella
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.             EXHIBIT
-----------             --------
99-B.4.5                Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate
                        GC401-IB(X/M)
                                                                                                       -----------------

99-B.4.6                Endorsement (ESU403-01) to Contract G-401-IB(X/M) and Certificate
                        GC401-IB(X/M)
                                                                                                       -----------------

99-B.8.6                Fifth Amendment dated February 27, 2001 to Fund
                        Participation Agreement by and among Aetna Life
                        Insurance and Annuity Company and Aetna Variable Fund,
                        Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                        Balanced VP, Inc., Aetna GET Fund on behalf of each of
                        its series, Aetna Generation Portfolios, Inc. on behalf
                        of each of its series, Aetna Generation Portfolios, Inc.
                        on behalf of each of its series, Aetna Variable
                        Portfolios, Inc. on behalf of each of its series, and
                        Aeltus Investment Management, Inc. dated as of May 1,
                        1998 and amended on November 9, 1998, December 31, 1999,
                        February 11, 2000 and May 1, 2000                                              -----------------

99-B.9                  Opinion and Consent of Counsel                                                 -----------------

99-B.10                 Consent of Independent Auditors                                                -----------------

99-B.14.1               Power of Attorney                                                              -----------------